--------------------------------------------------------------------------------
                         MORGAN STANLEY DEAN WITTER
                         VARIABLE INVESTMENT SERIES
--------------------------------------------------------------------------------

                                ANNUAL REPORT
--------------------------------------------------------------------------------
                              DECEMBER 31, 2000

--------------------------------------------------------------------------------

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
TABLE OF CONTENTS

Letter to the Shareholders..................................     1
Portfolio of Investments:
    Money Market............................................    25
    Short-Term Bond.........................................    28
    Quality Income Plus.....................................    30
    High Yield..............................................    36
    Utilities...............................................    44
    Income Builder..........................................    46
    Dividend Growth.........................................    49
    Capital Growth..........................................    52
    Global Dividend Growth..................................    55
    European Growth.........................................    61
    Pacific Growth..........................................    65
    Equity..................................................    72
    S&P 500 Index...........................................    76
    Competitive Edge "Best Ideas"...........................    85
    Aggressive Equity.......................................    88
    Information.............................................    92
    Strategist..............................................    94
Financial Statements:
    Statements of Assets and Liabilities....................   100
    Statements of Operations................................   103
    Statements of Changes in Net Assets.....................   106
Notes to Financial Statements...............................   118
Financial Highlights........................................   132
Independent Auditors' Report................................   140

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES   TWO WORLD TRADE CENTER,
LETTER TO THE SHAREHOLDERS DECEMBER 31, 2000            NEW YORK, NEW YORK 10048

DEAR SHAREHOLDER:

Calendar year 2000 began with technology and high-multiple, new-economy stocks outperforming the broad markets, fueled by liquidity the Federal Reserve Board had injected into the system ahead of Y2K. It soon became clear, however, that first-quarter economic growth would exceed sustainable levels. During the second quarter, wage inflation exceeded 4 percent, while unemployment fell below
4 percent and energy prices reached heights not seen since the Gulf War. These factors led the Fed to raise interest rates by 100 basis points during the first half of 2000. As concern grew that slower earnings and economic growth might lie ahead, the markets underwent a sharp rotation out of high-multiple stocks and into long-ignored old-economy issues.

The Federal Reserve's interest-rate hikes pricked the price-earnings bubble that had been ballooning for some time. This action roiled the financial markets and cut off funding for many new-technology companies. During the late 1990s, these new companies had spurred old-economy companies to increase their capital spending in order to become "Webified." This increase in capital spending on information technology accounted for nearly one third of gross domestic product growth. During the second half of 2000, however, what had been a self-perpetuating cycle of accelerating growth, strong productivity gains and new-technology spending slowly began to reverse. As a result, we expect that spending on technology will continue to falter in the first half of 2001.

FIXED-INCOME OVERVIEW

The double-digit returns of the fixed-income market in the year 2000 caught many investors by surprise, particularly when viewed within the context of the Federal Reserve's 100 basis point tightening in the first half of the year. Volatile equity markets and a slowing economy caused the fixed-income market to rally throughout the year. Interest rates fell to a 10-month low in early April during a flight-to-quality from plunging

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
LETTER TO THE SHAREHOLDERS DECEMBER 31, 2000, CONTINUED

technology stocks, and then rebounded higher on reports of rising inflationary pressures, tight labor markets and robust economic conditions. The Federal Reserve's 50 basis point rate hike in May brought the federal funds rate up to
6.50 percent, a nine-year high.

The bond market rallied after the May rate hike, as equity markets declined. This time the rally gained momentum as the long awaited evidence of slowing economic growth emerged. By August 24, the yield on the 30-year benchmark U.S. Treasury bond had fallen to 5.66 percent, but rising oil prices and a heavy new issue calendar in the corporate sector soon caused yields to rise. By the middle of September, the yield on the 30-year Treasury had risen to 5.95 percent. Reports of slowing economic growth and plummeting equity values fueled further rate declines in the final quarter of the year, that brought interest rates down to levels last seen in early 1999. By year end, yields on 10 and 30-year U.S. Treasuries had fallen 133 and 102 basis points, respectively, to 5.11 percent and 5.46 percent, while the yield on the 2-year Treasury stood at 5.09 percent, 115 basis points below its close on December 31, 1999.

INTERNATIONAL OVERVIEW

The year was a difficult one for global equity markets, with investors becoming concerned about corporate profits against a backdrop of slowing global economic growth. The uncertainty associated with these concerns resulted in the worst year for global stocks since 1990. Recent economic data continues to point toward a slowdown in the global economic cycle. The Office for Economic Cooperation and Development's leading indicator of industrial production has weakened dramatically, portending a sharp deceleration in economic growth. The United States appears to be the most affected so far, as evidenced by plunging business confidence, weak personal consumption and dramatically lower GDP growth.

CLASSES OF SHARES

On June 6, 2000, Morgan Stanley Dean Witter Variable Investment Series began offering Class Y shares of each Portfolio. All shares issued prior to May 1, 2000 were designated Class X shares. The performance figures shown below for each Portfolio are for its Class X shares. For each Portfolio, the Class Y shares' performance will vary somewhat from that of the Class X shares because they have different expenses. The Class Y shares' performance is shown in the accompanying table.

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
LETTER TO THE SHAREHOLDERS DECEMBER 31, 2000, CONTINUED

AGGRESSIVE EQUITY PORTFOLIO

For the 12-month period ended
December 31, 2000, Aggressive
Equity Portfolio's Class X shares
posted a total return of
-1.75 percent compared to
-9.10 percent for the Standard &
Poor's 500 Stock Index
(S&P 500). The accompanying chart
compares the Portfolio's
performance to that of the
S&P 500.

The Portfolio began the year
significantly overweighted toward
the technology and biotechnology
sectors. However, as it became
clear that the Federal Reserve
Board's actions during the first
half of 2000 were going to lead
to slower earnings growth and
lower multiples for those
particular high-beta issues, the
Portfolio shifted its emphasis to
steady growth stocks that the
managers believe will outperform
in a decelerating environment.
These included stocks in the
health care, financial services,
electric utility and
consumer-staples sectors.

Given our outlook for a
significant economic slowdown, the Portfolio is currently invested in a blend of steady growth stocks, which we believe may achieve the best earnings momentum over the short term, and early-cycle issues, particularly those related to the consumer (e.g., retailing, media and air transport). In our view, retailing, which consists of relatively low-ticket items, is likely to rebound before durable goods such as automobiles and housing. Cable companies should benefit from new spending on such digital services as video on demand and cable modems. Finally, air transport should benefit from declining fuel prices and industry consolidation.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000: AGGRESSIVE EQUITY -- CLASS X SHARES
($ in Thousands)

              FUND     S&P 500(3)
May. 1999     $10,000     $10,000
May. 1999      $9,760      $9,788
Jun. 1999     $10,226     $10,330
Sep. 1999     $10,367      $9,686
Dec. 1999     $14,608     $11,126
Mar. 2000     $15,951     $11,381
Jun. 2000     $15,065     $11,079
Sep. 2000     $16,519     $10,971
Dec. 2000  $14,353(2)     $10,114


AVERAGE ANNUAL TOTAL RETURNS   1 YEAR    SINCE INCEPTION
CLASS X                        1.75%(1)        24.29%(1)

  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS Y SHARES WILL VARY FROM THE PERFORMANCE OF CLASS X SHARES SHOWN ABOVE DUE TO DIFFERENCES IN EXPENSES.
(1) Figure assumes reinvestment of all distributions for the underlying fund based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges.
(2) Closing value on December 31, 2000 for the underlying fund. This figure does not reflect the deduction of any account fees or sales charges.
(3) The Standard and Poor's 500 Index (S&P 500-Registered Trademark-) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
LETTER TO THE SHAREHOLDERS DECEMBER 31, 2000, CONTINUED

As we enter into the new year, the Portfolio is approximately market weighted in technology. This sector, which became oversold in 2000, may benefit in the short term from declining global interest rates and potential tax cuts in the United States. In addition, there are a few exciting new-product cycles expected to be more broadly deployed in 2002, including wireless data and home networking. However, we remain somewhat cautious toward the sector, because corporate technology spending levels have far exceeded historical norms and the ensuing goods overhang in technology may depress any potential rebound.

CAPITAL GROWTH PORTFOLIO

For the 12-month period ended
December 31, 2000, Capital Growth
Portfolio's Class X shares
produced a total return of
1.28 percent versus
-9.10 percent for the S&P 500.
The accompanying chart compares
the Portfolio's performance to
that of the S&P 500.

The Portfolio continued to invest
in companies across the
market-capitalization spectrum as
well as in all major sectors of
the S&P 500. At the beginning of
the year the Portfolio was
invested fairly aggressively,
with significant exposure to the
technology sector in particular
and growth stocks in general.
However, as technology stocks'
valuations became extreme, the
Portfolio moved to an approach
more balanced between growth and
value, redeploying assets from
technology into financial
services, utilities and health
care. This blend between the two
investing disciplines served the
Portfolio well.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000: CAPITAL GROWTH --CLASS X SHARES
($ in Thousands)

              FUND     S&P 500(3)
Mar. 1991     $10,000     $10,000
Mar. 1991     $10,220     $10,153
Jun. 1991     $10,446     $10,130
Sep. 1991     $10,973     $10,671
Dec. 1991     $12,841     $11,563
Mar. 1992     $11,937     $11,272
Jun. 1992     $11,340     $11,486
Sep. 1992     $11,780     $11,848
Dec. 1992     $13,051     $12,443
Mar. 1993     $12,219     $12,987
Jun. 1993     $11,403     $13,049
Sep. 1993     $11,472     $13,386
Dec. 1993     $12,139     $13,696
Mar. 1994     $11,789     $13,177
Jun. 1994     $11,553     $13,232
Sep. 1994     $12,011     $13,879
Dec. 1994     $11,984     $13,876
Mar. 1995     $13,223     $15,226
Jun. 1995     $13,826     $16,678
Sep. 1995     $14,579     $18,002
Dec. 1995     $15,929     $19,086
Mar. 1996     $16,954     $20,110
Jun. 1996     $17,310     $21,011
Sep. 1996     $17,768     $21,661
Dec. 1996     $17,768     $23,466
Mar. 1997     $17,608     $24,097
Jun. 1997     $20,531     $28,300
Sep. 1997     $23,725     $30,419
Dec. 1997     $22,128     $31,292
Mar. 1998     $25,600     $35,654
Jun. 1998     $25,536     $36,831
Sep. 1998     $21,974     $33,174
Dec. 1998     $26,473     $40,234
Mar. 1999     $28,267     $42,238
Jun. 1999     $28,461     $45,215
Sep. 1999     $27,643     $42,394
Dec. 1999     $35,287     $48,699
Mar. 2000     $38,647     $49,814
Jun. 2000     $36,450     $48,491
Sep. 2000     $38,427     $48,021
Dec. 2000  $35,737(2)     $44,266


AVERAGE ANNUAL TOTAL RETURNS   1 YEAR    5 YEAR    SINCE INCEPTION
CLASS X                       1.28%(1)  17.54%(1)        13.82%(1)

  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS Y SHARES WILL VARY FROM THE PERFORMANCE OF CLASS X SHARES SHOWN ABOVE DUE TO DIFFERENCES IN EXPENSES.
(1) Figure assumes reinvestment of all distributions for the underlying fund based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges.
(2) Closing value on December 31, 2000 for the underlying fund. This figure does not reflect the deduction of any account fees or sales charges.
(3) The Standard and Poor's 500 Index (S&P 500-Registered Trademark-) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
LETTER TO THE SHAREHOLDERS DECEMBER 31, 2000, CONTINUED

As of December 31, 2000, financial services stocks and other interest-rate-sensitive issues represented the largest component of the Portfolio, with a combined weighting of approximately 30 percent. Health-care companies made up slightly more than 20 percent of the Portfolio, with consumer staples accounting for 8 percent and the balance invested primarily in the energy and capital goods industries.

At the end of the year the Portfolio's ten largest holdings were Everest Re Group, Oxford Health Plans, HCA, Kroger, Philip Morris, Golden West Financial, American International Group, Exxon Mobil, Boeing and AXA Financial.

COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO

For the 12-month period ended
December 31, 2000, Competitive
Edge "Best Ideas" Portfolio's
Class X shares posted a total
return of -17.39 percent versus
-13.18 percent for the Morgan
Stanley Capital International
(MSCI) World Index. The
accompanying chart compares the
Portfolio's performance to that
of the MSCI World Index.

The Portfolio's large holdings in
U.S. technology stocks as well as
euro-based telecommunications
companies led to its
underperformance versus the MSCI
World Index for the fiscal year.

The Portfolio invests primarily
in stocks compiled by the Morgan
Stanley Dean Witter Equity
Research department that they
believe demonstrate a long-term
sustainable "competitive edge"
versus other players in the
global arena. As of December 31,
2000, approximately 97 percent of
the Portfolio's assets were
invested in 40 equity positions
throughout the world. The
remaining 3 percent was held in
cash equivalents. Equity holdings
in the United States accounted
for

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000: COMPETITIVE EDGE "BEST IDEAS" -- CLASS X SHARES ($ in Thousands)

              FUND     MSCI(3)
May. 1998     $10,000  $10,000
May. 1998      $9,830   $9,982
Jun. 1998      $9,860  $10,217
Sep. 1998      $8,290   $8,993
Dec. 1998      $9,810  $10,891
Mar. 1999      $9,980  $11,280
Jun. 1999     $10,485  $11,818
Sep. 1999     $10,495  $11,643
Dec. 1999     $12,447  $13,607
Mar. 2000     $12,779  $13,747
Jun. 2000     $12,101  $13,259
Sep. 2000     $11,637  $12,593
Dec. 2000  $10,283(2)  $11,814


AVERAGE ANNUAL TOTAL RETURNS    1 YEAR    SINCE INCEPTION
CLASS X                        17.39%(1)         1.07%(1)

  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS Y SHARES WILL VARY FROM THE PERFORMANCE OF CLASS X SHARES SHOWN ABOVE DUE TO DIFFERENCES IN EXPENSES.
(1) Figure assumes reinvestment of all distributions for the underlying fund based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges.
(2) Closing value on December 31, 2000 for the underlying fund. This figure does not reflect the deduction of any account fees or sales charges.
(3) The Morgan Stanley Capital International (MSCI) World Index measures performance from a diverse range of global stock markets including securities representative of the market structure of 22 developed market countries in North America, Europe, and the Asia/Pacific region. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
LETTER TO THE SHAREHOLDERS DECEMBER 31, 2000, CONTINUED

nearly 59.3 percent of the Portfolio's assets, with the remainder diversified among eight other countries. In descending order, beginning with the greatest exposure, these were France, Japan, the United Kingdom, the Netherlands, Finland, Sweden, Germany and Australia.

Among the Portfolio's key equity positions were FedEx Corporation (air freight/couriers), American Home Products Corp. (pharmaceuticals: major), Wal-Mart Stores (discount stores), Medtronic Inc. (medical specialties), Bank of New York Co., Inc. (major banks) and United Technologies Corp. (industrial conglomerates) in the United States; Heineken NV (beverages: alcoholic) in the Netherlands; UPM-Kymenne Oyj (pulp & paper) in Finland; and Suez Lyonnaise des Eaux (engineering & construction) and AXA (multi-line insurance) in France.

DIVIDEND GROWTH PORTFOLIO

For the 12-month period ended
December 31, 2000, Dividend
Growth Portfolio's Class X shares
posted a total return of
5.30 percent versus
-9.10 percent for the S&P 500.
The accompanying chart compares
the Portfolio's performance to
that of the S&P 500.

The Portfolio's outperformance
relative to the S&P 500 can be
attributed in part to its limited
exposure to high-technology and
high price-to-earnings stocks,
many of which underperformed
during the period. Instead, the
Portfolio's screening process led
to overweightings of basic
materials, capital goods, energy
and utilities stocks, which
typically enjoy strong cash flows
and attractive dividend yields.

While maintaining its commitment
to its value-oriented investment
methodology, the Portfolio has
shifted its emphasis toward
traditional companies that have
made serious commitments to
e-commerce, allowing for the
growing role that the Internet
and

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000: DIVIDEND GROWTH --CLASS X SHARES
($ in Thousands)

              FUND     S&P 500(3)
Dec. 1990     $10,000     $10,000
Dec. 1991     $12,776     $13,041
Dec. 1992     $13,818     $14,033
Dec. 1993     $15,801     $15,445
Dec. 1994     $15,283     $15,649
Dec. 1995     $20,844     $21,524
Dec. 1996     $25,839     $26,464
Dec. 1997     $32,455     $35,291
Dec. 1998     $37,088     $45,375
Dec. 1999     $36,201     $54,921
Dec. 2000  $38,119(2)     $49,922


AVERAGE ANNUAL TOTAL RETURNS   1 YEAR    5 YEARS   10 YEARS
CLASS X                       5.30%(1)  12.83%(1)  14.32%(1)

  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS Y SHARES WILL VARY FROM THE PERFORMANCE OF CLASS X SHARES SHOWN ABOVE DUE TO DIFFERENCES IN EXPENSES.
(1) Figure assumes reinvestment of all distributions for the underlying fund based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges.
(2) Closing value on December 31, 2000 for the underlying fund. This figure does not reflect the deduction of any account fees or sales charges.
(3) The Standard and Poor's 500 Index (S&P 500-Registered Trademark-) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
LETTER TO THE SHAREHOLDERS DECEMBER 31, 2000, CONTINUED

e-commerce now play in the global economy. These considerations resulted in the following equities being liquidated from the Fund's portfolio during the period:
Abbott Laboratories, Armstrong World Industries, Brunswick, Burlington Resources, Conagra, Crown Cork & Seal, Fluor, Gillette, Hercules, International Flavors and Fragrances, Lockheed Martin, May Department Stores, Raytheon, U.S. Tobacco and Winn-Dixie Stores. Positions in Xerox and Goodyear Tire and Rubber Co. were also liquidated during the period. A new portfolio position was initiated in Electronic Data Systems.

During the period, some of the Portfolio's holdings completed mergers: Exelon Corporation acquired Unicom Corporation, Citigroup merged with Associates First Capital, and JP Morgan merged with Chase. At the end of the period the Portfolio was invested in 74 equity issues spread among 37 different industry groups.

EQUITY PORTFOLIO

For the 12-month period ended
December 31, 2000, Equity
Portfolio's Class X shares posted
a total return of -12.35 percent
versus -9.10 percent for the
S&P 500. The accompanying chart
compares the Portfolio's
performance to that of the
S&P 500.

The Portfolio's performance
lagged that of its benchmark
primarily because of its exposure
to high-growth stocks in the
technology and biotechnology
sectors. As the year progressed,
the Portfolio's focus was shifted
to more traditional growth
sectors like health care,
consumer staples and select
segments of financial services.

Although we believe that
health-care and consumer-staples
stocks have the potential to
produce the best earnings growth
in the near term, we have reduced
the weighting of these stocks in
the portfolio to add

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000: EQUITY -- CLASS X SHARES
($ in Thousands)

              FUND     S&P 500(3)
Dec. 1990     $10,000     $10,000
Dec. 1991     $15,905     $13,041
Dec. 1992     $15,913     $14,033
Dec. 1993     $19,051     $15,445
Dec. 1994     $18,115     $15,649
Dec. 1995     $25,820     $21,524
Dec. 1996     $29,012     $26,464
Dec. 1997     $39,872     $35,291
Dec. 1998     $52,012     $45,375
Dec. 1999     $82,489     $54,921
Dec. 2000  $72,298(2)     $49,922


AVERAGE ANNUAL TOTAL RETURNS    1 YEAR     5 YEARS   10 YEARS
CLASS X                        12.35%(1)  22.87%(1)  21.87%(1)

  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS Y SHARES WILL VARY FROM THE PERFORMANCE OF CLASS X SHARES SHOWN ABOVE DUE TO DIFFERENCES IN EXPENSES.
(1) Figure assumes reinvestment of all distributions for the underlying fund based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges.
(2) Closing value on December 31, 2000 for the underlying fund. This figure does not reflect the deduction of any account fees or sales charges.
(3) The Standard and Poor's 500 Index (S&P 500-Registered Trademark-) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
LETTER TO THE SHAREHOLDERS DECEMBER 31, 2000, CONTINUED

exposure to early-cycle stocks that are likely to benefit from interest-rate reductions, including retailing and media issues. Most of our media exposure is to areas that are not purely economically sensitive. For example, we expect the cable industry to have healthy results this year, driven by digital services like video on demand and the now-profitable cable modems.

We have also increased the
Portfolio's exposure to
technology and select investment
banking and brokerage stocks.
While we look for earnings growth
to remain weak in the short term
for the S&P 500 and these
companies in particular, we
believe that the outlook will
improve in the second half of
2001.

EUROPEAN GROWTH PORTFOLIO

For the 12-month period ended
December 31, 2000, European
Growth Portfolio's Class X shares
produced a total return of
-4.92 percent versus
-13.18 percent for the MSCI World
Index. The accompanying chart
compares the Portfolio's
performance to that of the MSCI
World Index.

The difficult conditions that
beset the European stock markets
during the second quarter of 2000
continued throughout the second
half of the year, with the
technology, media and
telecommunications sectors
continuing to underperform.
Fortunately, the Portfolio's
sub-advisor, Morgan Stanley Dean
Witter Investment Management
Inc., began trimming the Portfolio's new-economy exposure in December 1999 and continued to do so during 2000. The Portfolio reinvested these assets in companies in the pharmaceuticals, food and beverage, and

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000: EUROPEAN GROWTH -- CLASS X SHARES
($ in Thousands)

              FUND     MSCI(3)
Mar. 1991     $10,000  $10,000
Mar. 1991      $9,640   $9,795
Jun. 1991      $9,169   $9,463
Sep. 1991     $10,044  $10,128
Dec. 1991     $10,134  $10,551
Mar. 1992     $10,148   $9,688
Jun. 1992     $11,183   $9,863
Sep. 1992     $10,560  $10,026
Dec. 1992     $10,539  $10,000
Mar. 1993     $11,339  $10,857
Jun. 1993     $11,938  $11,515
Sep. 1993     $13,299  $12,056
Dec. 1993     $14,847  $12,250
Mar. 1994     $15,112  $12,325
Jun. 1994     $14,985  $12,694
Sep. 1994     $16,003  $12,967
Dec. 1994     $16,089  $12,872
Mar. 1995     $16,859  $13,474
Jun. 1995     $18,652  $14,049
Sep. 1995     $19,838  $14,834
Dec. 1995     $20,254  $15,539
Mar. 1996     $21,826  $16,171
Jun. 1996     $22,993  $16,640
Sep. 1996     $23,825  $16,861
Dec. 1996     $26,329  $17,633
Mar. 1997     $27,037  $17,684
Jun. 1997     $29,327  $20,345
Sep. 1997     $31,119  $20,928
Dec. 1997     $30,561  $20,413
Mar. 1998     $36,702  $23,336
Jun. 1998     $38,581  $23,811
Sep. 1998     $32,518  $20,956
Dec. 1998     $37,884  $25,381
Mar. 1999     $38,051  $26,287
Jun. 1999     $38,841  $27,541
Sep. 1999     $39,074  $27,132
Dec. 1999     $48,913  $31,709
Mar. 2000     $50,141  $32,034
Jun. 2000     $48,981  $30,899
Sep. 2000     $45,132  $29,347
Dec. 2000  $46,506(2)  $27,531


AVERAGE ANNUAL TOTAL RETURNS   1 YEAR     5 YEARS   SINCE INCEPTION
CLASS X                        4.92%(1)  18.09%(1)        16.91%(1)

  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS Y SHARES WILL VARY FROM THE PERFORMANCE OF CLASS X SHARES SHOWN ABOVE DUE TO DIFFERENCES IN EXPENSES.
(1) Figure assumes reinvestment of all distributions for the underlying fund based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges.
(2) Closing value on December 31, 2000 for the underlying fund. This figure does not reflect the deduction of any account fees or sales charges.
(3) The Morgan Stanley Capital International (MSCI) World Index measures performance from a diverse range of global stock markets including securities representative of the market structure of 22 developed market countries in North America, Europe, and the Asia/Pacific region. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
LETTER TO THE SHAREHOLDERS DECEMBER 31, 2000, CONTINUED

tobacco sectors, which offered cheaper valuations and clearer earnings visibility. After falling to an all-time low versus the U.S. dollar in the third quarter of 2000, the euro has rallied strongly, buoyed by the intervention of the European Central Bank to help stabilize the currency.

The sub-advisor will be looking for solid growth businesses at reasonable valuations in 2001, believing that in the current market environment, stock selection within sectors will prove more important than broad themes like growth versus value or new versus old economy.

At the end of December, the
Portfolio's regional weightings
were 44.3 percent in the
eurozone, 10.6 percent in
Switzerland, 3.3 percent in
Sweden and 38.3 percent in the
United Kingdom. The remaining
3.5 percent was invested in cash.

GLOBAL DIVIDEND GROWTH PORTFOLIO

For the 12-month period ended
December 31, 2000, Global
Dividend Growth Portfolio's
Class X shares produced a total
return of -2.50 percent versus
-13.18 percent for the MSCI World
Index. The accompanying chart
compares the Portfolio's
performance to that of the MSCI
World Index.

Consistent with our expectation
of continued weakness in the U.S.
equity markets, we are targeting
33 percent of the Portfolio's net
assets toward U.S. equities, a
significant underweighting versus
the MSCI World Index
(50.6 percent). The managers
believe that the dramatic decline
experienced by technology and
telecommunications stocks this
year has presented some attractive opportunities in those industries. Recent additions to the Portfolio include Verizon Communications, SBC Communications, Honeywell International, Compaq Computer, Electronic Data Systems, Computer Associates and Sprint.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000: GLOBAL DIVIDEND GROWTH -- CLASS X SHARES
($ in Thousands)

              FUND     MSCI(3)
Feb. 1994     $10,000  $10,000
Feb. 1994     $10,020  $10,072
Mar. 1994      $9,576   $9,636
Jun. 1994     $10,031   $9,925
Sep. 1994     $10,224  $10,138
Dec. 1994     $10,027  $10,063
Mar. 1995     $10,565  $10,534
Jun. 1995     $11,126  $10,984
Sep. 1995     $11,645  $11,597
Dec. 1995     $12,236  $12,148
Mar. 1996     $12,784  $12,643
Jun. 1996     $13,258  $13,009
Sep. 1996     $13,529  $13,183
Dec. 1996     $14,388  $13,786
Mar. 1997     $14,442  $13,825
Jun. 1997     $16,399  $15,906
Sep. 1997     $16,913  $16,362
Dec. 1997     $16,121  $15,960
Mar. 1998     $17,898  $18,245
Jun. 1998     $17,685  $18,616
Sep. 1998     $15,486  $16,384
Dec. 1998     $18,141  $19,844
Mar. 1999     $18,162  $20,552
Jun. 1999     $20,003  $21,533
Sep. 1999     $19,742  $21,213
Dec. 1999     $20,799  $24,791
Mar. 2000     $19,784  $25,045
Jun. 2000     $19,627  $24,158
Sep. 2000     $18,942  $22,944
Dec. 2000  $20,280(2)  $21,525


AVERAGE ANNUAL TOTAL RETURNS   1 YEAR     5 YEARS   SINCE INCEPTION
CLASS X                        2.50%(1)  10.63%(1)        10.87%(1)

  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS Y SHARES WILL VARY FROM THE PERFORMANCE OF CLASS X SHARES SHOWN ABOVE DUE TO DIFFERENCES IN EXPENSES.
(1) Figure assumes reinvestment of all distributions for the underlying fund based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges.
(2) Closing value on December 31, 2000 for the underlying fund. This figure does not reflect the deduction of any account fees or sales charges.
(3) The Morgan Stanley Capital International (MSCI) World Index measures performance from a diverse range of global stock markets including securities representative of the market structure of 22 developed market countries in North America, Europe, and the Asia/Pacific region. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
LETTER TO THE SHAREHOLDERS DECEMBER 31, 2000, CONTINUED

In Japan, economic growth is still anemic, constrained in part by its dependence on high-priced imported oil. Despite the negative effects of high oil prices, sentiment among large manufacturers appears to be improving. This trend favors the Portfolio's strategy of investing in large Japanese manufacturers, particularly in the automobile and consumer electronics areas. We are currently targeting 10 percent of the Portfolio's net assets toward Japan, slightly less than that market's 10.7 percent weighting in the MSCI World Index.

We are currently more optimistic about Europe than any other region. Despite economic growth projected to slow to just under 3 percent this year, we believe that the outlook for Europe is stable relative to that for the United States and Asia. Tax cuts set to take effect in Germany, France and Italy are likely to result in increased consumer spending, which could offset an expected weakness in exports caused by a slowing U.S. economy. Should inflation remain benign and the euro maintain its strength, we believe that European equity markets may enjoy a period of sustainable outperformance. Based on this expectation, we are targeting 34 percent of the Portfolio's net assets toward continental Europe, versus 24.2 percent for the MSCI World Index, and an additional 11 percent of the Portfolio toward the United Kingdom.

At fiscal year-end, we are targeting a relatively small portion of the Portfolio's assets (4.0 percent) toward the interest-rate-sensitive markets of Hong Kong and Singapore. We believe that these markets may outperform if interest rates fall around the world in response to weak global growth. The Portfolio also remains exposed to the resource-oriented markets of Australia (4.0 percent) and Canada (3.0 percent), where economic fundamentals continue to be strong.

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
LETTER TO THE SHAREHOLDERS DECEMBER 31, 2000, CONTINUED

HIGH YIELD PORTFOLIO

For the 12-month period ended
December 31, 2000, High Yield
Portfolio's Class X shares posted
a total return of -32.22 percent
versus -5.86 percent for the
Lehman Brothers High Yield Index.
The accompanying chart compares
the Portfolio's performance to
that of the Lehman index.

During the fiscal year the
high-yield market remained mired
in a slump, having been hit hard
by a flight to quality in the
fixed-income markets amid the
higher-interest-rate environment
created by the actions of the
Federal Reserve Board. On
December 31, 2000, the yield
spread between high-yield bonds
and comparable U.S. government
securities was approaching its
widest margin in history. Spreads
have also broadened between the
different tiers within the
high-yield sector as investors
have gravitated toward the
highest-quality end of the
marketplace. As a result of this
trend, the high-yield market's
woes have taken their worst toll
on the B-rated sector, the market's largest area.

With yields on many high-yield issues at or near 10-year highs and currently trading at significant discounts to their stated maturity value, we currently view the high-yield sector as extremely undervalued, though the timing of a recovery is still uncertain at this point. Given today's substantially higher yields, near-record yield spreads over U.S. government bonds and significantly discounted bond prices, we view the high-yield market as a potentially rewarding long-term investment opportunity.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000: HIGH YIELD -- CLASS X SHARES
($ in Thousands)

              FUND     LEHMAN (3)
Dec. 1990     $10,000     $10,000
Dec. 1991     $15,814     $14,619
Dec. 1992     $18,716     $16,921
Dec. 1993     $23,232     $19,817
Dec. 1994     $22,658     $19,614
Dec. 1995     $26,041     $23,374
Dec. 1996     $29,161     $26,028
Dec. 1997     $32,622     $29,349
Dec. 1998     $30,599     $29,897
Dec. 1999     $30,192     $30,612
Dec. 2000  $20,463(2)     $28,819


AVERAGE ANNUAL TOTAL RETURNS    1 YEAR     5 YEARS   10 YEARS
CLASS X                        32.22%(1)   4.71%(1)  7.42%(1)

  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS Y SHARES WILL VARY FROM THE PERFORMANCE OF CLASS X SHARES SHOWN ABOVE DUE TO DIFFERENCES IN EXPENSES.
(1) Figure assumes reinvestment of all distributions for the underlying fund based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges.
(2) Closing value on December 31, 2000 for the underlying fund. This figure does not reflect the deduction of any account fees or sales charges.
(3) The Lehman Brothers U.S. Corporate High Yield Index tracks the performance of all below investment-grade securities which have at least $100 million in outstanding issuance, a maturity greater than one year, and are issued in fixed-rate U.S. dollar denominations. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
LETTER TO THE SHAREHOLDERS DECEMBER 31, 2000, CONTINUED

On January 8, 2001, Steven F. Esser, Robert E. Angevine, Gordon W. Loery and Deanna L. Loughnane became the primary portfolio managers of the Portfolio.
Mr. Esser is a Managing Director of the Investment Manager as well as a Managing Director of Miller Anderson & Sherrerd, LLP (MAS), an affiliate of the Investment Manager. Mr. Angevine is a Principal of the Investment Manager and MAS. Mr. Loery is also a Principal of the Investment Manager and MAS.
Messrs. Esser, Angevine and Loery have been managing portfolios for MAS and its investment advisory affiliates for more than five years. Ms. Loughnane is a Principal of the Investment Manager and MAS. She has been managing portfolios for MAS and its investment advisory affiliates since 1997, prior to which she was a Vice President and Senior Corporate Bond Analyst for Putnam
Investments (1993-1997).

INCOME BUILDER PORTFOLIO

For the 12-month period ended
December 31, 2000, Income Builder
Portfolio's Class X shares posted
a total return of 0.17 percent
versus -9.10 percent for the
S&P 500. The accompanying chart
compares the Portfolio's
performance to that of the
S&P 500.

The Portfolio outperformed its
benchmark index primarily because
of its value-oriented investment
style and lack of exposure to
technology and biotechnology
companies. In addition, the
Portfolio's position in
convertible securities
outperformed the broader equity
markets, owing mainly to the
defensive nature of convertibles.
Real estate investment trusts
(REITs), utilities and financial
companies were also positive
contributors to the Portfolio's
performance, while overexposure
to basic materials and capital
goods detracted from it.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000: INCOME BUILDER --CLASS X SHARES
($ in Thousands)

              FUND     S&P 500(3)
Jan. 1997     $10,000     $10,000
Jan. 1997     $10,000     $10,055
Mar. 1997      $9,830      $9,718
Jun. 1997     $10,801     $11,413
Sep. 1997     $11,885     $12,268
Dec. 1997     $12,238     $12,620
Mar. 1998     $12,977     $14,379
Jun. 1998     $12,843     $14,854
Sep. 1998     $11,499     $13,379
Dec. 1998     $12,632     $16,226
Mar. 1999     $12,442     $17,034
Jun. 1999     $13,767     $18,235
Sep. 1999     $12,794     $17,097
Dec. 1999     $13,524     $19,640
Mar. 2000     $13,166     $20,090
Jun. 2000     $12,970     $19,556
Sep. 2000     $13,248     $19,366
Dec. 2000  $13,547(2)     $17,852


AVERAGE ANNUAL TOTAL RETURNS   1 YEAR   SINCE INCEPTION
CLASS X                       0.17%(1)         8.00%(1)

  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS Y SHARES WILL VARY FROM THE PERFORMANCE OF CLASS X SHARES SHOWN ABOVE DUE TO DIFFERENCES IN EXPENSES.
(1) Figure assumes reinvestment of all distributions for the underlying fund based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges.
(2) Closing value on December 31, 2000 for the underlying fund. This figure does not reflect the deduction of any account fees or sales charges.
(3) The Standard and Poor's 500 Index (S&P 500-Registered Trademark-) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

On December 31, 2000, the Portfolio's large-cap stock segment was relatively fully invested, as it has been since its inception. Holdings sold during the period included Air Products, Associates First

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
LETTER TO THE SHAREHOLDERS DECEMBER 31, 2000, CONTINUED

Capital, U.S. Tobacco, Jefferson Pilot, Camden Property, JDN Realty, General Motors, U.S. Steel, Xerox, Albertson's and First Industrial. Purchases made during the period included Rockwell, Vornado, Kerr-McGee, Florida Power and Light, Simon Property, Rouse, Merck and Anheuser-Busch.

INFORMATION PORTFOLIO

The Information Portfolio was introduced on November 6, 2000. The Portfolio seeks long-term capital appreciation by investing in common stocks issued by domestic and foreign companies involved in all areas of the communications and information industry.

The Portfolio targets companies that not only develop essential technologies but also utilize, service, support and incorporate these technologies as they vie for market share. Information Age industries that the Portfolio may invest in include telephone companies, cable television providers, broadcasters and the Internet, to name a few.

Among the Portfolio's largest holdings were TXU Corporation, PPL Corporation, Comverse Technology, Bea Systems and Comcast.

MONEY MARKET PORTFOLIO

As of December 31, 2000, Money Market Portfolio had net assets in excess of $372 million. The average maturity of Class X was 68 days and its net investment income ratio for the 12-month period ended December 31, 2000 was 5.83 percent. For the seven-day period ended December 31, 2000, the Class X provided an effective yield of 6.38 percent and a current yield of 6.19 percent, while its 30-day current yield for December was 6.17 percent.

Yields available from money-market securities reached their highest levels in recent years during the third calendar quarter of 2000, then declined moderately in the fourth quarter. By December, it became clear that the pace of economic activity was slowing significantly from the robust rates achieved during the first three quarters. Yield levels began to fall in anticipation of future reductions in the Federal Open Market Committee's target rate for federal funds. In fact, on January 3, 2001, the committee announced what could potentially be the first in a series of cuts in the federal funds target rate, lowering it from
6.50 percent to 6.00 percent.

On December 31, 2000, approximately 69 percent of the Portfolio was invested in high-quality commercial paper, 20 percent in federal agency obligations, and the remaining 11 percent in short-term bank notes and certificates of deposit issued by financially strong commercial banks. At the end

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
LETTER TO THE SHAREHOLDERS DECEMBER 31, 2000, CONTINUED

of the fiscal period, approximately 79 percent of the Portfolio's holdings were due to mature in less than four months. Consequently, the Portfolio is well positioned for stability of value with a very high degree of liquidity.*

As always, we try to operate the Portfolio in a conservative manner, without the use of derivatives or structured notes that might fluctuate excessively with changing interest rates. We believe that the Portfolio continues to serve as a useful investment for liquidity, preservation of capital and a yield that reflects prevailing money-market conditions.

We expect that the pace of
economic activity will continue
to slow in the first six months
of 2001 and anticipate that the
Fed will most likely take further
steps to reduce short-term
interest rates during that time.
As a result, the net yield
results that can be achieved for
the first half of 2001 are likely
to be lower than those realized
during the preceding six months.

PACIFIC GROWTH PORTFOLIO

For the 12-month period ended
December 31, 2000, Pacific Growth
Portfolio's Class X shares
produced a total return of
-33.46 percent compared to
-13.18 percent for the MSCI World
Index. The accompanying chart
compares the Portfolio's
performance to that of the MSCI
World Index.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000: PACIFIC GROWTH --CLASS X SHARES
($ in Thousands)

             FUND     MSCI(3)
Feb. 1994    $10,000  $10,000
Feb. 1994     $9,920  $10,072
Mar. 1994     $8,984   $9,636
Jun. 1994     $9,380   $9,925
Sep. 1994    $10,211  $10,138
Dec. 1994     $9,327  $10,063
Mar. 1995     $9,007  $10,534
Jun. 1995     $9,701  $10,984
Sep. 1995     $9,801  $11,597
Dec. 1995     $9,862  $12,148
Mar. 1996    $10,513  $12,643
Jun. 1996    $10,554  $13,009
Sep. 1996    $10,184  $13,183
Dec. 1996    $10,246  $13,786
Mar. 1997     $9,762  $13,825
Jun. 1997    $10,440  $15,906
Sep. 1997     $8,813  $16,362
Dec. 1997     $6,383  $15,960
Mar. 1998     $6,529  $18,245
Jun. 1998     $4,958  $18,616
Sep. 1998     $4,553  $16,384
Dec. 1998     $5,720  $19,844
Mar. 1999     $6,119  $20,552
Jun. 1999     $7,461  $21,533
Sep. 1999     $7,819  $21,213
Dec. 1999     $9,500  $24,791
Mar. 2000     $9,578  $25,045
Jun. 2000     $8,902  $24,158
Sep. 2000     $7,572  $22,944
Dec. 2000  $6,321(2)  $21,525


AVERAGE ANNUAL TOTAL RETURNS    1 YEAR     5 YEARS   SINCE INCEPTION
CLASS X                        33.46%(1)   8.51%(1)         6.47%(1)

  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS Y SHARES WILL VARY FROM THE PERFORMANCE OF CLASS X SHARES SHOWN ABOVE DUE TO DIFFERENCES IN EXPENSES.
(1) Figure assumes reinvestment of all distributions for the underlying fund based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges.
(2) Closing value on December 31, 2000 for the underlying fund. This figure does not reflect the deduction of any account fees or sales charges.
(3) The Morgan Stanley Capital International (MSCI) World Index measures performance from a diverse range of global stock markets including securities representative of the market structure of 22 developed market countries in North America, Europe, and the Asia/Pacific region. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

----------------
* An investment in the Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
LETTER TO THE SHAREHOLDERS DECEMBER 31, 2000, CONTINUED

During the second half of 2000, Morgan Stanley Dean Witter Investment Management Inc., the Portfolio's sub-advisor, decreased the Portfolio's exposure to Japan. Equities in Japan have been weighed down by Nasdaq volatility, investor skittishness surrounding possible changes that could negatively affect Japan's weighting in the MSCI indexes, and a tense political outlook for the near term. Within Japan, the sub-advisor continues to favor select technology companies as well as economically sensitive and cyclical stocks, focusing on valuations and earnings-growth potential.

South Korea and Taiwan are among the Portfolio's largest market weightings in developing Asia. South Korean equities have been weighed down by global volatility, concerns over restructuring and semiconductor companies' financial results. However, the sub-advisor believes the corporate and banking sectors will be successfully restructured, benefiting the economy in the longer term. Equities in Taiwan were pulled down by instability in the banking sector and concerns that the bellwether technology sector might be facing a long-lived slowdown. On a more promising note, the Taiwanese government passed a law relating to mergers and acquisitions within the banking sector that could set the stage for future consolidation benefiting that industry.

Hong Kong, one of the Portfolio's largest market positions, was one of the better-performing Asian markets in 2000. Although Hong Kong remains vulnerable to further weakness in global telecommunications stocks, the sub-advisor believes that equities should benefit in the near term from rapid reform and overseas expansion of many companies. Equities in Hong Kong are also likely to gain support from falling interest rates and China's entry into the World Trade Organization.

Equities in China fell during the year, hurt by concerns about the potential negative impact of an anticipated global growth slowdown. Rising oil prices and heightened tensions in Taiwan also negatively affected China's equity market. Economic growth prospects, however, remain vibrant, and domestic demand continues to recover.

During the second half of 2000 the sub-advisor trimmed the Portfolio's holdings in Australia, because profitability indicators there have continued to deteriorate. The sub-advisor has also reduced the Portfolio's exposure to India, where equities' price performance has been dampened by high oil prices and turmoil in technology-related stocks.

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
LETTER TO THE SHAREHOLDERS DECEMBER 31, 2000, CONTINUED

QUALITY INCOME PLUS PORTFOLIO

For the 12-month period ended
December 31, 2000, Quality Income
Plus Portfolio's Class X shares
posted a total return of
11.09 percent versus
11.63 percent for the Lehman
Brothers Aggregate Bond Index.
The accompanying chart compares
the Portfolio's performance to
that of the Lehman index.

In the first half of the year,
corporate treasurers issued
$177 billion in investment-grade
bonds against the backdrop of an
inverted U.S. Treasury yield
curve, a restrictive monetary
policy and strong credit demands.
Once the yield curve began to
invert, long-term corporate bonds
started to underperform other
asset categories. The Portfolio's
focus on long-term corporate
bonds thus hindered its
performance for the first half of
the period.

The Portfolio's managers employed
several strategies to take
advantage of the unique
fixed-income environment. First,
we sold several long-term bonds in the insurance and financial areas, because those sectors generally underperform in inverted-yield-curve environments. This move proved beneficial in that this market segment significantly underperformed the general corporate market. Second, as the mortgage market came under pressure during the first quarter, we sold some corporate notes and used the proceeds to purchase GNMAs. During the second quarter, we sold GNMAs to purchase AA-rated noncallable corporate 10-year notes. This sector provided positively to the Portfolio's return in the second half of 2000.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000: QUALITY INCOME PLUS -- CLASS X SHARES
($ in Thousands)

              FUND     LEHMAN (3)
Dec. 1990     $10,000     $10,000
Dec. 1991     $11,875     $11,600
Dec. 1992     $12,856     $12,459
Dec. 1993     $14,525     $13,674
Dec. 1994     $13,563     $13,274
Dec. 1995     $16,858     $15,727
Dec. 1996     $17,121     $16,298
Dec. 1997     $19,020     $17,872
Dec. 1998     $20,670     $19,424
Dec. 1999     $19,778     $19,265
Dec. 2000  $21,971(2)     $21,504


AVERAGE ANNUAL TOTAL RETURNS   1 YEAR    5 YEARS   10 YEARS
CLASS X                       11.09%(1)  5.44%(1)  8.19%(1)

  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS Y SHARES WILL VARY FROM THE PERFORMANCE OF CLASS X SHARES SHOWN ABOVE DUE TO DIFFERENCES IN EXPENSES.
(1) Figure assumes reinvestment of all distributions for the underlying fund based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges.
(2) Closing value on December 31, 2000 for the underlying fund. This figure does not reflect the deduction of any account fees or sales charges.
(3) The Lehman Brothers U.S. Aggregate Index tracks the performance of all U.S. government agency and Treasury securities, investment-grade corporate debt securities, agency mortgage-backed securities, asset-backed securities and commercial mortgage-based securities. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
LETTER TO THE SHAREHOLDERS DECEMBER 31, 2000, CONTINUED

During the second half of 2000 we emphasized AA-rated sovereign credits and U.S.-dollar-based foreign corporates issued by established companies in the telephone sector, which were yielding considerably more than their domestic counterparts. We also purchased AA- and AAA-rated 30-year corporate bonds, believing that these securities were the best long-term opportunity available in terms of relative value. During December, high-grade corporate bonds provided competitive returns. We believe that this trend is likely to continue in 2001.

We continue to believe that the policy of matching long-term investment objectives with similar-maturity assets is the most prudent way to maintain a high level of current income with minimal credit risk.

As of February 12, 2001, Angelo
Manioudakis and Charles Moon
became the Portfolio's primary
managers. Mr. Manioudakis is a
Principal of the Investment
Manager and Miller Anderson &
Sherrerd, LLP (MAS), an affiliate
of the Investment Manager, and
has been managing portfolios for
MAS and its investment advisory
affiliates for more than five
years. Mr. Moon is a Vice
President of the Investment
Manager and MAS (since 1999).
Prior thereto he was a Vice
President and Global Banks
Analyst for Citigroup
(1993-1999).

S&P 500 INDEX PORTFOLIO

For the 12-month period ended
December 31, 2000, S&P 500 Index
Portfolio's Class X shares
produced a total return of
-9.38 percent compared to
-9.10 percent for the S&P 500.
The accompanying chart compares
the Portfolio's performance to
that of the S&P 500.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000: S&P 500 INDEX --CLASS X SHARES
($ in Thousands)

              FUND     S&P 500(3)
May. 1998     $10,000     $10,000
May. 1998      $9,880      $9,869
Jun. 1998     $10,270     $10,270
Sep. 1998      $9,250      $9,250
Dec. 1998     $11,220     $11,218
Mar. 1999     $11,750     $11,777
Jun. 1999     $12,556     $12,607
Sep. 1999     $11,762     $11,821
Dec. 1999     $13,490     $13,579
Mar. 2000     $13,802     $13,890
Jun. 2000     $13,411     $13,521
Sep. 2000     $13,269     $13,390
Dec. 2000  $12,224(2)     $12,343


AVERAGE ANNUAL TOTAL RETURNS   1 YEAR    SINCE INCEPTION
CLASS X                        9.38%(1)         7.96%(1)

  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS Y SHARES WILL VARY FROM THE PERFORMANCE OF CLASS X SHARES SHOWN ABOVE DUE TO DIFFERENCES IN EXPENSES.
(1) Figure assumes reinvestment of all distributions for the underlying fund based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges.
(2) Closing value on December 31, 2000 for the underlying fund. This figure does not reflect the deduction of any account fees or sales charges.
(3) The Standard and Poor's 500 Index (S&P 500-Registered Trademark-) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
LETTER TO THE SHAREHOLDERS DECEMBER 31, 2000, CONTINUED

In 2000, the S&P 500 posted its worst calendar-year performance in more than 20 years. Technology, the index's best-performing sector in 1999, was its worst-performing one in 2000, posting a decline of -40 percent.

As of December 31, 2000, the top five positions in the S&P 500 were General Electric, Exxon Mobil, Pfizer, Cisco and Citigroup.

The S&P 500 Index closed out the year on a sour note, posting the worst fourth-quarter decline (-7.8 percent) since 1987. Widespread fears of a major economic slowdown and disappointing corporate earnings became the primary influences on investment behavior, keeping the index in a slump. Despite several factors, including the Federal Reserve
Board's decision to change its
bias from tightening to neutral
and the final resolution of the
presidential election, the market
failed to find the year-end
relief investors were hoping for.
However, aggressive interest-rate
cuts by the Fed in early January
have helped allay many of these
fears. The market will be looking
for additional Fed easings in the
near future to offset the
expected diminishing of corporate
earnings, though there is no
guarantee this will occur.

SHORT-TERM BOND PORTFOLIO

For the 12-month period ended
December 31, 2000, Short-Term
Bond Portfolio's Class X shares
posted a total return of
5.85 percent compared to
8.48 percent for the Lehman
Brothers U.S. Credit Index (1-5
Year)(formerly the Lehman
Brothers Mutual Fund Short (1-5)
Investment Grade Debt Index). The
accompanying chart compares the
Portfolio's performance to that
of the Lehman index.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000: SHORT TERM BOND --CLASS X SHARES
($ in Thousands)

              FUND     LEHMAN (3)
May 1999      $10,000     $10,000
May 1999       $9,953     $10,000
Jun. 1999      $9,973     $10,027
Sep. 1999     $10,093     $10,121
Dec. 1999     $10,156     $10,184
Mar. 2000     $10,261     $10,300
Jun. 2000     $10,397     $10,459
Sep. 2000     $10,582     $10,769
Dec. 2000  $10,749(2)     $11,047


AVERAGE ANNUAL TOTAL RETURNS   1 YEAR   SINCE INCEPTION
CLASS X                       5.85%(1)         4.44%(1)

  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS Y SHARES WILL VARY FROM THE PERFORMANCE OF CLASS X SHARES SHOWN ABOVE DUE TO DIFFERENCES IN EXPENSES.
(1) Figure assumes reinvestment of all distributions for the underlying fund based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges.
(2) Closing value on December 31, 2000 for the underlying fund. This figure does not reflect the deduction of any account fees or sales charges.
(3) The Lehman Brothers U.S. Credit Index (1-5 Year) (formerly Lehman Brother Mutual Fund Short (1-5) Investment Grade Debt Index) includes U.S. corporate and specified foreign debentures and secured notes with maturities of one to five years. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
LETTER TO THE SHAREHOLDERS DECEMBER 31, 2000, CONTINUED

The Portfolio's underperformance relative to its benchmark can be attributed partly to our decision not to extend the Portfolio's duration significantly before interest rates began to drop, because we preferred to maintain a higher dividend level instead of locking in the lower yields that would result from the negatively sloped yield curve.

With the consensus outlook favoring higher interest rates as 2000 began, we held close to 15 percent of the Portfolio's assets in cash reserves through early March. As the period progressed, we reduced the Portfolio's cash reserves to purchase U.S. government agency securities and corporate bonds, which were providing historically attractive yields. After the Portfolio's cash reserves hit a low of slightly less than 9 percent in August, we let them accumulate once again as yields on longer-maturity government securities fell substantially below those available on the shorter-dated securities. The increasing likelihood of a sharp economic slowdown as the year progressed prompted us to focus on longer-maturity issues toward year-end.

On December 31, 2000, corporates made up 17.5 percent of the Portfolio, with U.S. government agency securities accounting for 40.5 percent. U.S. Treasury securities, providing the least yield incentive as a sector, fell to
26.8 percent from nearly 45 percent a year earlier. Cash reserves represented
15.2 percent of investable assets.

With the Federal Reserve Board in the process of lowering short-term interest rates, the markets are aggressively discounting possible future rate cuts. Treasuries with maturities from one to five years are currently yielding more than one percentage point less than the current federal funds rate of
6.00 percent. As long as money-market rates offer significantly higher yields than government securities, we prefer to emphasize income, given today's low-interest-rate environment.

Effective February 1, 2001, David S. Horowitz and Charles Moon became the Portfolio's primary managers. Mr. Horowitz is a Vice President of the Investment Manager and Miller Anderson & Sherrerd, LLP (MAS), an affiliate of the Investment Manager. He has been managing portfolios for MAS and its investment advisory affiliates for more than five years. Mr. Moon is a Vice President of the Investment Manager and MAS (since 1999). Prior thereto, he was a Vice President and Global Banks Analyst for Citigroup (1993-1999).

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
LETTER TO THE SHAREHOLDERS DECEMBER 31, 2000, CONTINUED

STRATEGIST PORTFOLIO

For the 12-month period ended
December 31, 2000, Strategist
Portfolio's Class X shares posted
a total return of 1.64 percent
versus -9.10 percent for the
S&P 500 and 11.85 percent for the
Lehman Brothers Government/Credit
Index. The accompanying chart
compares the Portfolio's
performance to that of both the
S&P 500 and Lehman indexes.

Throughout 2000, the Portfolio
maintained 55 percent of its
assets in equities, a neutral
weighting, with 20 percent in
bonds, an underweighted position,
and an above-average 25 percent
in cash.

The equity portion of the
Portfolio continues to focus on
sectors that we believe have
outstanding earnings growth
potential: technology, including
software, hardware and
telecommunications; financial
services, including insurance and
banking; healthcare, with a
specific emphasis on
biotechnology; and energy,
including oil services and
diversified refiners.

The fixed-income portion held 85
issues at year-end, with U.S. government-issued and government-agency bonds representing 59 percent and corporate-issued paper accounting for 41 percent. The Portfolio's average yield was 6.1 percent, the average maturity 9.4 years. Average duration, a measurement of bond price volatility relative to interest-rate movement, was 5.6 years.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000: STRATEGIST -- CLASS X SHARES
($ in Thousands)

              FUND     S&P 500(3)  LEHMAN(4)
Dec. 1990     $10,000     $10,000    $10,000
Dec. 1991     $12,826     $13,041    $11,613
Dec. 1992     $13,754     $14,033    $12,493
Dec. 1993     $15,182     $15,445    $13,871
Dec. 1994     $15,780     $15,649    $13,384
Dec. 1995     $17,263     $21,524    $15,960
Dec. 1996     $19,856     $26,464    $16,423
Dec. 1997     $22,579     $35,291    $18,026
Dec. 1998     $28,573     $45,375    $19,733
Dec. 1999     $33,531     $54,921    $19,310
Dec. 2000  $34,082(2)     $49,922    $21,598


AVERAGE ANNUAL TOTAL RETURNS   1 YEAR    5 YEARS   10 YEARS
CLASS X                       1.64%(1)  14.57%(1)  13.05%(1)

  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS Y SHARES WILL VARY FROM THE PERFORMANCE OF CLASS X SHARES SHOWN ABOVE DUE TO DIFFERENCES IN EXPENSES.
(1) Figure assumes reinvestment of all distributions for the underlying fund based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges.
(2) Closing value on December 31, 2000 for the underlying fund. This figure does not reflect the deduction of any account fees or sales charges.
(3) The Standard and Poor's 500 Index (S&P 500-Registered Trademark-) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
(4) The Lehman Brothers U.S. Government/Credit Index (formerly Lehman Brothers Government/Corporate Index) tracks the performance of government and corporate obligations, including U.S. government agency and Treasury securities and corporate and Yankee bonds. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

On February 1, 2001, Angelo Manioudakis and Charles Moon joined Mark Bavoso as primary managers of the Portfolio. Mr. Bavoso is responsible for overall asset allocation and investment of the

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
LETTER TO THE SHAREHOLDERS DECEMBER 31, 2000, CONTINUED

Portfolio's equity portion, while Mr. Manioudakis and Mr. Moon are responsible for managing the fixed-income portion of the Portfolio. Mr. Bavoso is a Managing Director of the Investment Manager and has been the primary portfolio manager since January 1994. He has been managing portfolios with the Investment Manager for more than five years. Mr. Manioudakis is a Principal of the Investment Manager and of Miller Anderson & Sherrerd LLP (MAS), an affiliate of the Investment Manager. He has been managing portfolios for MAS and its investment advisory affiliates for more than five years. Mr. Moon is a Vice President of the Investment Manager and MAS (since 1999). Prior thereto, he was a Vice President and Global Banks Analyst for Citigroup (1993-1999).

UTILITIES PORTFOLIO

For the 12-month period ended
December 31, 2000, Utilities
Portfolio's Class X shares
produced a total return of
3.03 percent versus
-9.10 percent for the S&P 500
Index. Robust returns within the
electric power and natural gas
sectors resulted in strong
relative performance for the
Portfolio. The accompanying chart
compares the Portfolio's
performance to that of the
S&P 500.

The electric power sector
experienced a dramatic resurgence
during the 12-month period under
review as investors favored the
group's defensive appeal as well
as its accelerating earnings
growth profile and successful
diversification efforts. In
addition, independent power
producers benefited from a rising
demand for power, resulting in
their posting exceptionally
strong returns during the
calendar year.

The global telecommunications
sector posted disappointing
performance results

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000: UTILITIES -- CLASS X SHARES
($ in Thousands)

              FUND     S&P 500(3)
Dec. 1990     $10,000     $10,000
Dec. 1991     $12,056     $13,041
Dec. 1992     $13,581     $14,033
Dec. 1993     $15,712     $15,445
Dec. 1994     $14,294     $15,649
Dec. 1995     $18,389     $21,524
Dec. 1996     $19,986     $26,464
Dec. 1997     $25,412     $35,291
Dec. 1998     $31,450     $45,375
Dec. 1999     $35,449     $54,921
Dec. 2000  $36,524(2)     $49,922


AVERAGE ANNUAL TOTAL RETURNS   1 YEAR    5 YEARS   10 YEARS
CLASS X                       3.03%(1)  14.71%(1)  13.83%(1)

  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS Y SHARES WILL VARY FROM THE PERFORMANCE OF CLASS X SHARES SHOWN ABOVE DUE TO DIFFERENCES IN EXPENSES.
(1) Figure assumes reinvestment of all distributions for the underlying fund based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges.
(2) Closing value on December 31, 2000 for the underlying fund. This figure does not reflect the deduction of any account fees or sales charges.
(3) The Standard and Poor's 500 Index (S&P 500-Registered Trademark-) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
LETTER TO THE SHAREHOLDERS DECEMBER 31, 2000, CONTINUED

during the fiscal year, following its strong performance in 1999. Various issues ranging from increased competition in voice long distance to the extent of future telecom equipment spending resulted in the group's lackluster performance during much of 2000. Toward the end of the year, however, a modest recovery ensued among some telecom companies, including the regional Bells, which continue to see strong data and wireless growth. We believe these companies should benefit in the months ahead, because they typically outperform in a slowing economic environment. The natural gas sector benefited from increased demand during 2000 as well as from strong growth among such new ventures as gas marketing and power generation.

The electric utility industry faced a regional energy shortfall at the end of 2000, as California's deregulation plan showed its structural weakness. These events led to deteriorating financial conditions for the major California-based electric companies. Thus far, this situation has had little effect on the Portfolio's performance, given its limited exposure to these California-based companies (less than 1 percent of total assets). While it may take some time for the crisis to subside, we believe that the condition will ultimately be resolved.

On December 31, 2000, 86 percent of the Portfolio's net assets were allocated to utility and utility-related equities. Within this equity component, 47 percent was allocated to electric power, 33 percent to telecommunications and 20 percent to natural gas. Adding a further degree of diversification to the Portfolio was its international holdings (10 percent of its net assets), which focused on the telecommunications sector. The Portfolio's high-quality fixed-income component accounted for 6 percent of net assets, with the remaining 8 percent held in cash and cash equivalents. The fixed-income portion of the Portfolio remains well diversified, with a weighted average credit rating of Baa1 and BBB+ as measured by Moody's Investors Service and Standard & Poor's Corporation, respectively.

New positions added to the Portfolio during the second half of 2000 included Kinder Morgan Inc. and Northeast Utilities.

Going forward, the Portfolio will continue to seek to provide competitive returns by maintaining a well-diversified, high-quality portfolio of energy and communications companies. We will continue to focus on companies with clearly defined growth strategies that enjoy strong product demand and have solid earnings visibility. Furthermore, in an effort to capitalize on several attractively valued

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
LETTER TO THE SHAREHOLDERS DECEMBER 31, 2000, CONTINUED

growth opportunities, both within the United States and abroad, we anticipate expanding the Portfolio's telecommunications component modestly while maintaining a healthy complement of electric power and natural gas equities.

LOOKING AHEAD

We believe that the Federal Reserve Board will continue to lower interest rates during the first half of 2001. However, this easing of interest rates, if it takes place, may take longer than usual to have a positive impact on the economy, because corporate debt levels need to be pared and excess inventories reduced before capital spending can rebound. In addition, high levels of consumer spending have impaired the consumer balance sheets. Therefore, debt levels here will also need to be reduced before spending can resume in force.

We appreciate your ongoing support of Morgan Stanley Dean Witter Variable Investment Series and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ Charles A. Fiumefreddo                 /s/ Mitchell M. Merin
CHARLES A. FIUMEFREDDO                     MITCHELL M. MERIN
CHAIRMAN OF THE BOARD                      PRESIDENT

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
FUND PERFORMANCE DECEMBER 31, 2000

    AVERAGE ANNUAL TOTAL RETURNS(1)
  ------------------------------------
                               SINCE
  CLASS Y SHARES:            INCEPTION
  ---------------            ---------
  Aggressive Equity........    (2.48)%

  Capital Growth...........    (2.24)

  Competitive Edge Fund --
   "Best Ideas"............   (15.22)

  Dividend Growth..........     7.65

  Equity...................    (3.99)

  European Growth..........    (7.39)

  Global Dividend Growth...     0.07

  High Yield...............   (30.02)

  Income Builder...........     1.06

  Money Market.............     3.37

  Pacific Growth...........   (26.72)

  Quality Income Plus......     8.31

  S&P 500 Index............    (9.73)

  Short-Term Bond..........     3.82

  Strategist...............    (0.02)

  Utilities................     2.07

  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

  --------------------
  (1) Figure shown assumes reinvestment of all distributions for the underlying fund based on net asset value (NAV). They do not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges.

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - MONEY MARKET PORTFOLIO OF INVESTMENTS DECEMBER 31, 2000

                                                                    ANNUALIZED
PRINCIPAL                                                              YIELD
AMOUNT IN                                                           ON DATE OF                MATURITY
THOUSANDS                                                            PURCHASE                   DATE                 VALUE
------------------------------------------------------------------------------------------------------------------------------
            COMMERCIAL PAPER (67.9%)
            ACCIDENT & HEALTH INSURANCE (1.3%)
$   5,000   AIG Funding Inc...................................         6.64%                  02/02/01            $  4,969,353
                                                                                                                  ------------
            BANKING (2.7%)
    4,925   Bank One Corp.....................................         6.72                   01/10/01               4,914,962
    5,000   Morgan (J.P.) & Co., Inc..........................         6.61                   02/16/01               4,956,667
                                                                                                                  ------------
                                                                                                                     9,871,629
                                                                                                                  ------------
            FINANCE -- AUTOMOTIVE (2.6%)
    6,000   Ford Motor Credit Co..............................         6.64                   01/02/01               5,996,690
    3,600   General Motors Acceptance Corp....................         6.63                   01/19/01               3,586,800
                                                                                                                  ------------
                                                                                                                     9,583,490
                                                                                                                  ------------
            FINANCE -- CONSUMER (9.3%)
    6,000   American Express Credit Corp......................         6.55                   03/06/01               5,929,160
   11,500   New Center Asset Trust............................     6.59 - 6.66           02/06/01 - 02/08/01        11,419,006
   17,500   Wells Fargo Financial Inc.........................     6.45 - 6.64           02/07/01 - 03/16/01        17,312,967
                                                                                                                  ------------
                                                                                                                    34,661,133
                                                                                                                  ------------
            FINANCE -- CORPORATE (1.6%)
    6,000   Ciesco, L.P.......................................         6.65                   01/04/01               5,994,500
                                                                                                                  ------------
            FINANCE/RENTAL/LEASING (2.9%)
   11,000   International Lease Finance Corp..................         6.60              03/02/01 - 04/19/01        10,826,715
                                                                                                                  ------------
            FINANCIAL CONGLOMERATES (7.8%)
   11,000   Associates Corp. of North America.................     6.67 - 6.68           01/18/01 - 01/31/01        10,947,915
   18,500   General Electric Capital Corp.....................     6.25 - 7.16           02/09/01 - 06/12/01        18,187,059
                                                                                                                  ------------
                                                                                                                    29,134,974
                                                                                                                  ------------
            INTERNATIONAL BANKS (32.2%)
   10,000   ANZ (DE) Inc......................................     6.55 - 6.66           01/08/01 - 03/07/01         9,931,835
   18,000   Abbey National North America Corp.................     6.63 - 6.65           01/16/01 - 02/20/01        17,892,968
    6,000   CBA (Delaware) Finance Inc........................         6.61                   02/21/01               5,942,583
   11,000   Cregem North America Inc..........................     6.72 - 6.73           01/19/01 - 01/26/01        10,952,376

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - MONEY MARKET PORTFOLIO OF INVESTMENTS DECEMBER 31, 2000, CONTINUED

                                                                    ANNUALIZED
PRINCIPAL                                                             YIELD
AMOUNT IN                                                           ON DATE OF                MATURITY
THOUSANDS                                                            PURCHASE                   DATE                 VALUE
------------------------------------------------------------------------------------------------------------------------------
$   6,000   Deutsche Bank Financial Inc.......................         6.61%                  05/11/01            $  5,859,200
   17,500   Dresdner U.S. Finance Inc.........................     6.63 - 6.66           01/10/01 - 02/13/01        17,407,966
   15,000   Halifax PLC.......................................     6.64 - 6.71           01/05/01 - 02/01/01        14,954,977
    7,000   National Australia Funding (DE) Inc...............         6.67                   01/05/01               6,992,242
   17,500   Societe Generale N.A. Inc.........................     6.45 - 6.61           02/16/01 - 03/13/01        17,305,538
   12,920   UBS Finance (Delaware) LLC........................     6.51 - 6.62           01/02/01 - 03/14/01        12,849,213
                                                                                                                  ------------
                                                                                                                   120,088,898
                                                                                                                  ------------
            INSURANCE (1.6%)
    6,000   American General Corp.............................         6.63                   01/17/01               5,980,470
                                                                                                                  ------------
            INVESTMENT BANKERS/BROKERS/SERVICES (3.2%)
   12,000   Goldman Sachs Group Inc...........................     6.53 - 6.62           02/14/01 - 02/15/01        11,899,634
                                                                                                                  ------------
            MAJOR TELECOMMUNICATIONS (0.9%)
    3,300   Verizon Global Funding Inc........................         6.65                   02/07/01               3,276,512
                                                                                                                  ------------
            UTILITIES (1.8%)
    6,820   Duke Energy Corp..................................         6.46                   02/09/01               6,770,290
                                                                                                                  ------------

            TOTAL COMMERCIAL PAPER
            (COST $253,057,598).................................................................................   253,057,598
                                                                                                                  ------------

            U.S. GOVERNMENT AGENCIES (19.3%)
    5,000   Federal Farm Credit Banks.........................         6.03                   06/20/01               4,860,011
   11,000   Federal Home Loan Banks...........................      5.97 -5.98           06/20/01 - 07/20/01        10,675,276
   15,230   Federal Home Loan Mortgage Corp...................     6.11 - 6.84           04/26/01 - 07/19/01        14,864,293
   42,700   Federal National Mortgage Assoc...................     6.00 - 6.87           02/01/01 - 08/07/01        41,617,417
                                                                                                                  ------------

            TOTAL U.S. GOVERNMENT AGENCIES
            (COST $72,016,997)..................................................................................    72,016,997
                                                                                                                  ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - MONEY MARKET PORTFOLIO OF INVESTMENTS DECEMBER 31, 2000, CONTINUED

                                                                    ANNUALIZED
PRINCIPAL                                                             YIELD
AMOUNT IN                                                           ON DATE OF                MATURITY
THOUSANDS                                                            PURCHASE                   DATE                 VALUE
------------------------------------------------------------------------------------------------------------------------------
            SHORT-TERM BANK NOTES (6.1%)
$   6,000   Bank of America, N.A..............................         6.67%                  02/05/01            $  6,000,000
    6,000   Harris Trust & Savings Bank.......................         6.52                   02/12/01               6,000,000
   10,500   LaSalle Bank N.A..................................     6.21 - 6.23           05/23/01 - 05/24/01        10,500,000
                                                                                                                  ------------

            TOTAL SHORT-TERM BANK NOTES
            (COST $22,500,000)..................................................................................    22,500,000
                                                                                                                  ------------

            CERTIFICATES OF DEPOSIT (5.1%)
    7,000   Chase Manhattan Bank (USA) N.A....................         6.68                   01/22/01               7,000,000
    6,000   Firstar Bank N.A..................................         6.66                   01/09/01               6,000,000
    6,000   Fleet National Bank...............................         6.63                   01/25/01               6,000,000
                                                                                                                  ------------

            TOTAL CERTIFICATES OF DEPOSIT
            (COST $19,000,000)..................................................................................    19,000,000
                                                                                                                  ------------

TOTAL INVESTMENTS
(COST $366,574,595) (a).................................................................................   98.4%   366,574,595

OTHER ASSETS IN EXCESS OF LIABILITIES...................................................................    1.6      6,031,588
                                                                                                          -----   ------------

NET ASSETS..............................................................................................  100.0%  $372,606,183
                                                                                                          -----   ------------
                                                                                                          -----   ------------

---------------------

(a)  Cost is the same for federal income tax purposes.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - SHORT-TERM BOND PORTFOLIO OF INVESTMENTS DECEMBER 31, 2000

PRINCIPAL
AMOUNT IN                                                    COUPON                   MATURITY
THOUSANDS                                                     RATE                      DATE                VALUE
--------------------------------------------------------------------------------------------------------------------
           U.S. GOVERNMENT & AGENCY OBLIGATIONS (67.3%)
$    500   Federal Farm Credit Banks...............             5.57-5.875%            03/23/01-07/02/01  $  499,308
     975   Federal Home Loan Banks.................              4.87-6.75             03/02/01-05/01/02     979,086
   1,000   Federal Home Loan Mortgage Corp.........          5.75                     06/15/01               998,380
     700   Federal National Mortgage Assoc.........            5.625-6.625             03/15/01-07/17/02     702,572
   2,100   U.S. Treasury Notes.....................             5.375-6.50             02/15/01-01/31/02   2,105,810
                                                                                                          ----------

           TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
           (COST $5,257,481)............................................................................   5,285,156
                                                                                                          ----------

           CORPORATE BONDS (17.5%)
           AEROSPACE & DEFENSE (2.0%)
     160   Lockheed Martin Corp....................          6.50                     04/15/03               160,614
                                                                                                          ----------
           BROADCASTING (1.3%)
     100   Clear Channel Communications Corp.......          7.25                     09/15/03               101,043
                                                                                                          ----------
           COMPUTER PROCESSING HARDWARE (1.3%)
     100   Compaq Computer Corp....................          7.45                     08/01/02               100,207
                                                                                                          ----------
           ELECTRIC UTILITIES (2.4%)
     100   Public Service Electric & Gas Co........          7.19                     09/06/02               101,204
     100   Southern California Edison Co...........          7.20                     11/03/03                85,251
                                                                                                          ----------
                                                                                                             186,455
                                                                                                          ----------
           FINANCE/RENTAL/LEASING (2.6%)
     100   Associates Corp. of North America.......          6.50                     07/15/02               100,185
     100   IBM Credit Corp.........................          7.00                     01/28/02               100,696
                                                                                                          ----------
                                                                                                             200,881
                                                                                                          ----------
           FOOD RETAIL (1.2%)
     100   Kroger Co...............................          6.34                     06/01/01                99,731
                                                                                                          ----------
           FOOD: MAJOR DIVERSIFIED (1.3%)
     100   Unilever Capital Corp...................          6.75                     11/01/03               101,712
                                                                                                          ----------
           LIFE/HEALTH INSURANCE (1.3%)
     100   MONY Group, Inc.
             (The).................................          7.45                     12/15/05               101,288
                                                                                                          ----------
           MAJOR BANKS (1.3%)
     100   First Union Corp........................          8.00                     11/15/02               102,227
                                                                                                          ----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - SHORT-TERM BOND PORTFOLIO OF INVESTMENTS DECEMBER 31, 2000, CONTINUED

PRINCIPAL
AMOUNT IN                                                   COUPON                    MATURITY
THOUSANDS                                                    RATE                       DATE                VALUE
--------------------------------------------------------------------------------------------------------------------
           RAILROADS (1.2%)
$    100   Union Pacific Corp......................         7.375%                    05/15/01            $  100,151
                                                                                                          ----------
           REGIONAL BANKS (1.6%)
     124   Long Island Savings Bank................          6.20                     04/02/01               123,835
                                                                                                          ----------

           TOTAL CORPORATE BONDS
           (COST $1,374,083)............................................................................   1,378,144
                                                                                                          ----------

           SHORT-TERM INVESTMENTS (18.3%)
           U.S. GOVERNMENT AGENCY (a) (13.3%)
   1,050   Federal National Mortgage Assoc.
             (COST $1,049,497).....................          5.75                     01/02/01             1,049,832
                                                                                                          ----------

           REPURCHASE AGREEMENT (5.0%)
     390   The Bank of New York (dated 12/29/00;
             proceeds $390,606) (b)
             (COST $390,444).......................          3.75                     01/02/01               390,444
                                                                                                          ----------

           TOTAL SHORT-TERM INVESTMENTS
           (COST $1,439,941)............................................................................   1,440,276
                                                                                                          ----------

TOTAL INVESTMENTS
(COST $8,071,841) (c)......................................................................  103.1%   8,103,576

LIABILITIES IN EXCESS OF OTHER ASSETS......................................................   (3.1)    (246,877)
                                                                                             -----   ----------

NET ASSETS.................................................................................  100.0%  $7,856,699
                                                                                             -----   ----------
                                                                                             -----   ----------

---------------------

(a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) Collateralized by $371,679 Federal Home Loan Mortgage Corp. 6.875% due 01/15/05 valued at $398,258.
(c) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $52,366, and the aggregate gross unrealized depreciation is $20,631, resulting in net unrealized appreciation of $31,735.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - QUALITY INCOME PLUS PORTFOLIO OF INVESTMENTS DECEMBER 31, 2000

PRINCIPAL
AMOUNT IN                                                                          COUPON           MATURITY
THOUSANDS                                                                           RATE              DATE                 VALUE
------------------------------------------------------------------------------------------------------------------------------------
           CORPORATE BONDS (59.4%)
           AEROSPACE & DEFENSE (1.4%)
$  5,000   Boeing Co.............................................................   7.95%           08/15/24            $  5,630,000
                                                                                                                        ------------
           AIR FREIGHT/COURIERS (1.2%)
   4,785   Federal Express Corp..................................................   7.50            01/15/18               5,030,333
                                                                                                                        ------------
           AIRLINES (1.8%)
   4,640   America West Airlines (Class A).......................................   6.85            07/02/09               4,614,256
   3,000   Continental Airlines, Inc.............................................   7.056           09/15/09               2,994,630
                                                                                                                        ------------
                                                                                                                           7,608,886
                                                                                                                        ------------
           ALUMINUM (1.1%)
   5,000   Aluminum Co. of America...............................................   6.75            01/15/28               4,675,350
                                                                                                                        ------------
           AUTO PARTS: O.E.M. (1.1%)
   5,000   Eaton Corp............................................................   7.65            11/15/29               4,801,300
                                                                                                                        ------------
           COMPUTER PROCESSING HARDWARE (0.8%)
   3,000   Hewlett-Packard Co....................................................   7.15            06/15/05               3,089,880
                                                                                                                        ------------
           CONTRACT DRILLING (0.8%)
   3,000   Transocean Offshore Inc...............................................   8.00            04/15/27               3,126,840
                                                                                                                        ------------
           DISCOUNT CHAINS (0.6%)
   2,522   Wal-Mart Stores, Inc..................................................   7.49            06/21/07               2,621,122
                                                                                                                        ------------
           ELECTRONIC DISTRIBUTORS (1.9%)
   3,000   Arrow Electronics Inc. - 144A*........................................   8.20            10/01/03               3,063,750
   5,000   Avnet Inc.............................................................   7.875           02/15/05               4,929,150
                                                                                                                        ------------
                                                                                                                           7,992,900
                                                                                                                        ------------
           ELECTRONIC PRODUCTION EQUIPMENT (1.1%)
   5,000   Applied Materials, Inc................................................   7.125           10/15/17               4,662,650
                                                                                                                        ------------
           ELECTRONIC UTILITIES (4.1%)
   2,000   Allegheny Energy Inc..................................................   7.75            08/01/05               2,073,160
   1,000   Chugach Electric Co...................................................   9.14            03/15/22               1,090,620
   5,000   Consolidated Edison Co................................................   7.50            09/01/10               5,179,150
   3,500   Oklahoma Gas & Electric Co............................................   6.50            07/15/17               3,481,240
   2,500   Public Service Electric & Gas Co......................................   6.75            03/01/06               2,526,950
   2,000   Southern California Edison Co.........................................   7.625           01/15/10               1,608,660
   1,000   Tampa Electric Co.....................................................   7.75            11/01/22                 999,460
                                                                                                                        ------------
                                                                                                                          16,959,240
                                                                                                                        ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - QUALITY INCOME PLUS PORTFOLIO OF INVESTMENTS DECEMBER 31, 2000, CONTINUED

PRINCIPAL
AMOUNT IN                                                                          COUPON           MATURITY
THOUSANDS                                                                          RATE               DATE                 VALUE
------------------------------------------------------------------------------------------------------------------------------------
           FINANCIAL CONGLOMERATES (0.8%)
$  3,000   Abbey National PLC (United Kingdom)...................................   7.95%           10/26/29            $  3,152,910
                                                                                                                        ------------
           FINANCE/RENTAL/LEASING (3.4%)
   3,000   Ford Capital B.V......................................................   9.50            06/01/10               3,445,050
   5,000   General Electric Capital Corp.........................................   7.375           01/19/10               5,383,300
   5,000   Household Finance Corp................................................   8.00            05/09/05               5,234,350
                                                                                                                        ------------
                                                                                                                          14,062,700
                                                                                                                        ------------
           FOOD: MAJOR DIVERSIFIED (0.8%)
   3,000   Unilever Capital Corp.................................................   7.125           11/01/10               3,142,620
                                                                                                                        ------------
           GAS DISTRIBUTORS (0.9%)
   1,000   Keyspan Corp..........................................................   7.625           11/15/10               1,063,540
   2,500   Sempra Energy.........................................................   7.95            03/01/10               2,473,800
                                                                                                                        ------------
                                                                                                                           3,537,340
                                                                                                                        ------------
           HOME IMPROVEMENT CHAINS (1.1%)
   5,000   Home Depot Real Estate Funding Corp. II - 144A*.......................   5.95            10/15/08               4,581,300
                                                                                                                        ------------
           INDUSTRIAL CONGLOMERATES (1.1%)
   5,000   Tyco International Group S.A. (Luxembourg)............................   6.875           01/15/29               4,672,650
                                                                                                                        ------------
           INTEGRATED OIL (2.2%)
   3,000   BP Amaco PLC (United Kingdom).........................................   5.90            04/15/09               2,928,510
   5,000   Murphy Oil Corp.......................................................   7.05            05/01/29               4,712,250
   1,000   Texaco Capital Inc....................................................   9.75            03/15/20               1,298,790
                                                                                                                        ------------
                                                                                                                           8,939,550
                                                                                                                        ------------
           INVESTMENT BANKS/BROKERS (2.3%)
   3,750   Lehman Brothers Holdings, Inc.........................................   8.75            03/15/05               4,014,675
   5,000   Lehman Brothers Holdings, Inc.........................................   8.50            08/01/15               5,290,500
                                                                                                                        ------------
                                                                                                                           9,305,175
                                                                                                                        ------------
           MAJOR BANKS (7.0%)
   2,000   Dresdner Funding Trust - 144A*........................................   8.151           06/30/31               1,812,400
   5,000   First Bank System Inc.................................................   7.625           05/01/05               5,151,350
   5,000   First Union National Bank.............................................   7.80            08/18/10               5,141,650
   3,000   Mellon Bank N.A.......................................................   7.625           09/15/07               3,137,220
   3,000   State Street Boston Corp..............................................   7.65            06/15/10               3,183,690
   5,000   State Street Boston Corp..............................................   5.95            09/15/03               4,955,600

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - QUALITY INCOME PLUS PORTFOLIO OF INVESTMENTS DECEMBER 31, 2000, CONTINUED

PRINCIPAL
AMOUNT IN                                                                          COUPON           MATURITY
THOUSANDS                                                                          RATE               DATE                 VALUE
------------------------------------------------------------------------------------------------------------------------------------
$  5,000   Wells Fargo & Co......................................................   7.55%           06/21/10            $  5,293,550
                                                                                                                        ------------
                                                                                                                          28,675,460
                                                                                                                        ------------
           MAJOR TELECOMMUNICATIONS (4.2%)
   5,000   British Telecommunications PLC (United Kingdom).......................   8.125           12/15/10               5,072,050
   2,000   Deutsche Telekom International Finance Corp...........................   8.25            06/15/30               1,966,520
   5,000   Telefonica Europe BV (Netherlands)....................................   7.75            09/15/10               5,080,300
   3,000   Verizon Global Funding Corp - 144A*...................................   7.75            12/01/30               3,040,770
   2,000   WorldCom, Inc.........................................................   8.00            05/15/06               2,037,500
                                                                                                                        ------------
                                                                                                                          17,197,140
                                                                                                                        ------------
           MANAGED HEALTH CARE (0.3%)
   1,000   Kaiser Foundation Health Plan, Inc....................................   9.55            07/15/05               1,098,140
                                                                                                                        ------------
           MEDICAL SPECIALTIES (1.0%)
   4,000   Becton Dickinson & Co.................................................   8.70            01/15/25               4,206,760
                                                                                                                        ------------
           MISCELLANEOUS MANUFACTURING (1.2%)
   5,000   Dresser Industries, Inc...............................................   7.60            08/15/96               4,932,200
                                                                                                                        ------------
           MOTOR VEHICLES (1.1%)
   5,000   Ford Motor Co.........................................................   7.45            07/16/31               4,658,650
                                                                                                                        ------------
           MULTI-LINE INSURANCE (2.1%)
   3,000   AXA SA................................................................   8.60            12/15/30               3,087,330
   1,000   Hartford Financial Services Group, Inc................................   7.90            06/15/10               1,065,540
   5,000   Nationwide Financial Services, Inc....................................   8.00            03/01/27               4,662,600
                                                                                                                        ------------
                                                                                                                           8,815,470
                                                                                                                        ------------
           OIL & GAS PRODUCTION (2.9%)
   2,000   Anadarko Petroleum Corp...............................................   7.73            09/15/96               2,081,300
   5,000   Burlington Resources, Inc.............................................   7.375           03/01/29               4,994,200
   5,000   Kerr-McGee Corp.......................................................   7.125           10/15/27               4,782,000
                                                                                                                        ------------
                                                                                                                          11,857,500
                                                                                                                        ------------
           PHARMACEUTICALS: MAJOR (2.6%)
   5,000   Johnson & Johnson.....................................................   8.72            11/01/24               5,596,100
     441   Marion Merrell Corp...................................................   9.11            08/01/05                 472,316

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - QUALITY INCOME PLUS PORTFOLIO OF INVESTMENTS DECEMBER 31, 2000, CONTINUED

PRINCIPAL
AMOUNT IN                                                                          COUPON           MATURITY
THOUSANDS                                                                          RATE               DATE                 VALUE
------------------------------------------------------------------------------------------------------------------------------------
$  5,000   Merck & Co. Inc.......................................................   5.95%           12/01/28            $  4,573,650
                                                                                                                        ------------
                                                                                                                          10,642,066
                                                                                                                        ------------
           PRECIOUS METALS (1.2%)
   5,000   Barrick Gold Corp.....................................................   7.50            05/01/07               5,046,250
                                                                                                                        ------------
           PROPERTY-CASUALTY INSURERS (0.8%)
   3,000   Everest Reinsurance Holdings Corp.....................................   8.50            03/15/05               3,178,380
                                                                                                                        ------------
           RAILROADS (1.1%)
   4,264   Burlington Northern Santa Fe Corp.....................................   7.97            01/01/15               4,468,269
                                                                                                                        ------------
           REGIONAL BANKS (0.5%)
   2,000   M&T Bank Corp.........................................................   8.00            10/01/10               2,087,340
                                                                                                                        ------------
           TELECOMMUNICATION EQUIPMENT (1.5%)
   5,000   Motorola Inc..........................................................   6.50            11/15/28               4,204,100
   2,000   Motorola Inc..........................................................   7.625           11/15/10               2,071,620
                                                                                                                        ------------
                                                                                                                           6,275,720
                                                                                                                        ------------
           TOBACCO (1.2%)
   5,000   Philip Morris Companies, Inc..........................................   7.125           10/01/04               4,999,850
                                                                                                                        ------------
           TRUCKS/CONSTRUCTION/FARM MACHINERY (0.9%)
   3,000   Caterpillar Inc.......................................................   9.375           08/15/11               3,561,480
                                                                                                                        ------------
           WIRELESS COMMUNICATIONS (1.3%)
   5,000   Vodafone AirTouch PLC (United Kingdom)................................   7.75            02/15/10               5,160,100
                                                                                                                        ------------

           TOTAL CORPORATE BONDS
           (COST $240,980,075)........................................................................................   244,453,521
                                                                                                                        ------------

           U.S. GOVERNMENT & AGENCY OBLIGATIONS (32.2%)
       5   Federal Home Loan Mortgage Corp.......................................  11.50            05/01/19                   5,074
   3,984   Federal Home Loan Mortgage Corp. PC Gold..............................   6.00       10/01/23 - 11/01/27         3,856,126
     971   Federal Home Loan Mortgage Corp. PC Gold..............................   8.50       01/01/22 - 12/01/24           999,994
  11,520   Federal National Mortgage Assoc.......................................   6.00       02/01/27 - 04/01/29        11,141,821
  21,097   Federal National Mortgage Assoc.......................................   6.50       03/01/26 - 01/01/30        20,793,916

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - QUALITY INCOME PLUS PORTFOLIO OF INVESTMENTS DECEMBER 31, 2000, CONTINUED

PRINCIPAL
AMOUNT IN                                                                          COUPON           MATURITY
THOUSANDS                                                                          RATE               DATE                 VALUE
------------------------------------------------------------------------------------------------------------------------------------
$  1,312   Federal National Mortgage Assoc.......................................   7.00%      11/01/26 - 10/01/29      $  1,312,558
   2,224   Federal National Mortgage Assoc.......................................   7.50       06/01/28 - 09/01/29         2,254,187
   6,919   Federal National Mortgage Assoc.......................................   8.00       07/01/29 - 03/01/30         7,077,247
     275   Federal National Mortgage Assoc.......................................   9.00       06/01/21 - 02/01/25           284,033
   9,064   Government National Mortgage Assoc....................................   6.00       04/15/28 - 12/15/28         8,798,151
  19,336   Government National Mortgage Assoc....................................   6.50       08/15/27 - 07/15/29        19,124,677
  20,441   Government National Mortgage Assoc....................................   7.00       03/15/26 - 02/15/30        20,523,865
      16   Government National Mortgage Assoc....................................   7.50       04/15/24 - 09/15/27            16,055
  11,771   Government National Mortgage Assoc....................................   8.00       10/15/24 - 11/15/29        12,057,835
   1,380   Government National Mortgage Assoc....................................   8.50       01/15/17 - 03/01/28         1,420,771
   1,234   Government National Mortgage Assoc....................................   9.00       07/15/24 - 12/15/24         1,279,904
     110   Government National Mortgage Assoc....................................  10.00       05/15/16 - 04/15/19           115,136
   5,000   Tennessee Valley Authority............................................   7.85            06/15/44               5,250,900
   7,000   U.S. Treasury Bond....................................................   6.25       08/15/23 - 05/15/30         7,744,470
   3,000   U.S. Treasury Note....................................................   7.00            07/15/06               3,264,750
  15,000   U.S. Treasury Note Strips.............................................   0.00       02/15/19 - 08/15/19         5,297,800
                                                                                                                        ------------

           TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
           (COST $130,511,220)........................................................................................   132,619,270
                                                                                                                        ------------

           FOREIGN GOVERNMENT OBLIGATIONS (4.2%)
   5,000   Hydro-Quebec..........................................................   9.50            11/15/30               6,514,550
   5,000   Province of New Brunswick.............................................   7.625           06/29/04               5,255,950
   5,000   Province of Manitoba..................................................   7.75            07/17/16               5,551,450
                                                                                                                        ------------

           TOTAL FOREIGN GOVERNMENT OBLIGATIONS
           (COST $15,896,050).........................................................................................    17,321,950
                                                                                                                        ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - QUALITY INCOME PLUS PORTFOLIO OF INVESTMENTS DECEMBER 31, 2000, CONTINUED

PRINCIPAL
AMOUNT IN                                                                          COUPON           MATURITY
THOUSANDS                                                                          RATE               DATE                 VALUE
------------------------------------------------------------------------------------------------------------------------------------
           SHORT-TERM INVESTMENT (a) (2.8%)
           U.S. GOVERNMENT AGENCY
$ 11,400   Federal National Mortgage Assoc.
             (COST $11,398,179)..................................................   5.75%           01/02/01            $ 11,398,179
                                                                                                                        ------------

TOTAL INVESTMENTS
(COST $398,785,524) (b)...................................................................   98.6%    405,792,920

OTHER ASSETS IN EXCESS OF LIABILITIES.....................................................    1.4       5,891,705
                                                                                            -----   -------------

NET ASSETS................................................................................  100.0%  $ 411,684,625
                                                                                            -----   -------------
                                                                                            -----   -------------

---------------------

 *   Resale is restricted to qualified institutional investors.
PC   Participation Certificate.
(a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $11,238,822 and the aggregate gross unrealized depreciation is $4,231,426, resulting in net unrealized appreciation of $7,007,396.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - HIGH YIELD PORTFOLIO OF INVESTMENTS DECEMBER 31, 2000

 PRINCIPAL
 AMOUNT IN                                                                       COUPON           MATURITY
 THOUSANDS                                                                        RATE              DATE       VALUE
------------------------------------------------------------------------------------------------------------------------
             CORPORATE BONDS (89.6%)
             AEROSPACE & DEFENSE (0.7%)
$     1,300  Loral Space & Communications Ltd.........................   9.50%                    01/15/06  $    871,000
                                                                                                            ------------
             BEVERAGES: NON-ALCOHOLIC (2.3%)
      5,000  Sparkling Spring Water (Canada)..........................  11.50                     11/15/07     3,050,000
                                                                                                            ------------
             BROADCAST/MEDIA (4.4%)
      5,986  Mentus Media Corp. (Series B)............................  12.00+                    02/01/03     2,813,420
      3,890  Tri-State Outdoor Media Group, Inc.......................  11.00                     05/15/08     2,956,400
                                                                                                            ------------
                                                                                                               5,769,820
                                                                                                            ------------
             BROADCASTING (0.5%)
      1,200  XM Satellite Radio Holdings Inc. (Class A)...............  14.00                     03/15/10       636,000
                                                                                                            ------------
             CABLE/SATELLITE TV (0.5%)
      3,750  Australis Holdings Ltd. (Australia) (a) (b)..............  15.00                     11/01/02           375
      3,000  Knology Holdings, Inc....................................  11.875++                  10/15/07       600,000
                                                                                                            ------------
                                                                                                                 600,375
                                                                                                            ------------
             CASINO/GAMING (8.8%)
     11,250  Aladdin Gaming Holdings/Capital Corp. (Series B).........  13.50++                   03/01/10     4,781,250
      9,915  Fitzgeralds Gaming Corp. (Series B) (b)..................  12.25                     12/15/04     5,949,000
      7,210  Resort At Summerlin
               (Series B) (a) (b).....................................  13.00                     12/15/07       721,005
                                                                                                            ------------
                                                                                                              11,451,255
                                                                                                            ------------
             CELLULAR TELEPHONE (4.9%)
        800  Dobson/Sygnet Communications.............................  12.25                     12/15/08       788,000
      5,500  Dolphin Telecom PLC (Series B) (United Kingdom)..........  14.00++                   05/15/09       605,000
      7,920  McCaw International Ltd..................................  13.00++                   04/15/07     5,068,800
                                                                                                            ------------
                                                                                                               6,461,800
                                                                                                            ------------
             COMMERCIAL PRINTING/FORMS (0.1%)
      2,500  Premier Graphics Inc. (b)................................  11.50                     12/01/05       175,000
                                                                                                            ------------
             CONSUMER/BUSINESS SERVICES (4.3%)
        500  Anacomp, Inc. (b)........................................  10.875                    04/01/04        65,000
      1,800  Anacomp, Inc. (Series B) (b).............................  10.875                    04/01/04       234,000
      8,909  Comforce Corp. (Series B)................................  15.00+                    12/01/09     2,672,840
      3,250  Comforce Operating, Inc..................................  12.00                     12/01/07     1,690,000

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - HIGH YIELD PORTFOLIO OF INVESTMENTS DECEMBER 31, 2000, CONTINUED

 PRINCIPAL
 AMOUNT IN                                                                       COUPON           MATURITY
 THOUSANDS                                                                        RATE              DATE       VALUE
------------------------------------------------------------------------------------------------------------------------
$     1,000  MDC Communication Corp. (Canada).........................  10.50%                    12/01/06  $    910,000
                                                                                                            ------------
                                                                                                               5,571,840
                                                                                                            ------------
             CONTAINERS/PACKAGING (1.4%)
      1,100  Berry Plastics Corp......................................  11.00                     07/15/07       792,000
      1,330  Envirodyne Industries, Inc...............................  10.25                     12/01/01     1,024,100
                                                                                                            ------------
                                                                                                               1,816,100
                                                                                                            ------------
             DIVERSIFIED MANUFACTURING (4.3%)
        800  Eagle-Picher Industries, Inc.............................   9.375                    03/01/08       552,000
      1,800  Jordan Industries, Inc. (Class D)........................  10.375                    08/01/07     1,530,000
      7,200  Jordan Industries, Inc. (Series B).......................  11.75++                   04/01/09     3,600,000
                                                                                                            ------------
                                                                                                               5,682,000
                                                                                                            ------------
             DRUGSTORE CHAINS (0.2%)
      1,000  Rite Aid Corp............................................   7.70                     02/15/27       275,000
                                                                                                            ------------
             ELECTRONIC DISTRIBUTORS (0.1%)
      6,000  CHS Electronics, Inc. (a) (b)............................   9.875                    04/15/05       120,000
                                                                                                            ------------
             ELECTRONIC EQUIPMENT/INSTRUMENTS (1.5%)
      3,000  High Voltage Engineering, Inc............................  10.75                     08/15/04     1,950,000
                                                                                                            ------------
             ELECTRONICS/APPLIANCES (1.0%)
     12,000  International Semi-Tech Microelectronics, Inc.
               (Canada) (a) (b).......................................  11.50                     08/15/03       120,000
      1,400  Windmere-Durable Holdings, Inc...........................  10.00                     07/31/08     1,190,000
                                                                                                            ------------
                                                                                                               1,310,000
                                                                                                            ------------
             FOOD DISTRIBUTORS (1.2%)
      1,300  Fleming Companies, Inc. (Series B).......................  10.625                    07/31/07       890,500
        800  Volume Services America, Inc.............................  11.25                     03/01/09       696,000
                                                                                                            ------------
                                                                                                               1,586,500
                                                                                                            ------------
             FOOD RETAIL (0.4%)
      1,190  Pueblo Xtra International, Inc. (Series C)...............   9.50                     08/01/03       523,600
                                                                                                            ------------
             FOOD: SPECIALTY/CANDY (0.3%)
     43,678  SFAC New Holdings Inc. (a) (c)...........................  13.00++                   06/15/09       436,781
                                                                                                            ------------
             HOTELS/RESORTS/CRUISELINES (2.1%)
      9,000  Epic Resorts LLC (Series B)..............................  13.00                     06/15/05     2,700,000
                                                                                                            ------------
             HOUSEHOLD/PERSONAL CARE (1.8%)
      2,419  J.B. Williams Holdings, Inc..............................  12.00                     03/01/04     2,370,620
                                                                                                            ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - HIGH YIELD PORTFOLIO OF INVESTMENTS DECEMBER 31, 2000, CONTINUED

 PRINCIPAL
 AMOUNT IN                                                                       COUPON           MATURITY
 THOUSANDS                                                                        RATE              DATE       VALUE
------------------------------------------------------------------------------------------------------------------------
             INDUSTRIAL SPECIALTIES (2.3%)
$     1,650  Indesco International Inc. (b)...........................   9.75%                    04/15/08  $    313,500
        800  International Wire Group, Inc............................  11.75                     06/01/05       780,000
      3,000  Outsourcing Services Group, Inc. (Series B)..............  10.875                    03/01/06     1,890,000
                                                                                                            ------------
                                                                                                               2,983,500
                                                                                                            ------------
             INTERNET SOFTWARE/SERVICES (0.7%)
      1,000  Globix Corp..............................................  12.50                     02/01/10       400,000
      1,700  PSINet, Inc..............................................  11.00                     08/01/09       476,000
                                                                                                            ------------
                                                                                                                 876,000
                                                                                                            ------------
             MEDICAL SPECIALTIES (2.6%)
      5,100  Mediq Inc./PRN Life Support Services, Inc. (b)...........  11.00                     06/01/08        51,000
      3,000  Universal Hospital Services, Inc. (issued 02/25/98)......  10.25                     03/01/08     2,040,000
      2,000  Universal Hospital Services, Inc. (issued 01/26/99)......  10.25                     03/01/08     1,360,000
                                                                                                            ------------
                                                                                                               3,451,000
                                                                                                            ------------
             MEDICAL/NURSING SERVICES (1.4%)
      2,500  Pediatric Services of America, Inc. (Series A)...........  10.00                     04/15/08     1,800,000
                                                                                                            ------------
             OFFICE EQUIPMENT/SUPPLIES (2.7%)
      6,500  Mosler, Inc..............................................  11.00                     04/15/03     3,575,000
                                                                                                            ------------
             OTHER CONSUMER SPECIALTIES (1.3%)
      2,500  Samsonite Corp...........................................  10.75                     06/15/08     1,662,500
                                                                                                            ------------
             PUBLISHING: NEWSPAPERS (3.4%)
      8,000  Brill Media Co., LLC (Series B)..........................  12.00                     12/15/07     4,400,000
                                                                                                            ------------
             RESTAURANTS (3.5%)
     20,351  American Restaurant Group Holdings, Inc. - 144A* (c).....   0.00                     12/15/05     2,035,130
      5,000  FRD Acquisition Corp. (Series B).........................  12.50                     07/15/04     1,800,000
      1,300  Friendly Ice Cream Corp..................................  10.50                     12/01/07       754,000
                                                                                                            ------------
                                                                                                               4,589,130
                                                                                                            ------------
             RETAIL - SPECIALTY (0.6%)
        775  Pantry, Inc..............................................  10.25                     10/15/07       724,625
                                                                                                            ------------
             SPECIALTY TELECOMMUNICATIONS (12.3%)
      6,500  Birch Telecom Inc........................................  14.00                     06/15/08     3,900,000
      3,000  DTI Holdings, Inc. (Series B)............................  12.50++                   03/01/08       840,000
      3,000  Esprit Telecom Group PLC (United Kingdom)................  11.50                     12/15/07        90,000
      1,800  Esprit Telecom Group PLC (United Kingdom)................  10.875                    06/15/08        54,000

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - HIGH YIELD PORTFOLIO OF INVESTMENTS DECEMBER 31, 2000, CONTINUED

 PRINCIPAL
 AMOUNT IN                                                                       COUPON           MATURITY
 THOUSANDS                                                                        RATE              DATE       VALUE
------------------------------------------------------------------------------------------------------------------------
$    16,520  Firstworld Communications, Inc...........................  13.00++%                  04/15/08  $  1,899,800
        700  McLeodUSA, Inc...........................................  11.50                     05/01/09       696,500
      1,500  Pac-West Telecom Inc. (Series B).........................  13.50                     02/01/09     1,245,000
      2,500  Primus Telecommunication Group, Inc. (Series B)..........   9.875                    05/15/08       700,000
      1,000  Primus Telecommunications Group, Inc.....................  12.75                     10/15/09       280,000
      1,300  Versatel Telecom International NV (Netherlands)..........  13.25                     05/15/08       819,000
      3,031  Viatel Inc...............................................  11.25                     04/15/08       939,610
        800  Viatel Inc...............................................  11.50                     03/15/09       248,000
      5,000  World Access, Inc. (c)...................................  13.25                     01/15/08     3,400,000
      1,300  Worldwide Fiber Inc. (Canada)............................  12.00                     08/01/09       988,000
                                                                                                            ------------
                                                                                                              16,099,910
                                                                                                            ------------
             TELECOMMUNICATIONS (9.2%)
      1,000  Covad Communications Group, Inc..........................  12.50                     02/15/09       270,000
      5,500  e. Spire Communications, Inc.............................  13.75                     07/15/07     2,090,000
      1,500  Focal Communications, Corp. (Series B)...................  12.125++                  02/15/08       660,000
      1,300  Hyperion Telecommunication, Inc. (Series B)..............  12.25                     09/01/04     1,040,000
     28,500  In-Flight Phone Corp.
               (Series B) (a) (b).....................................  14.00                     05/15/02     1,425,000
      1,300  Level 3 Communications, Inc..............................   9.125                    05/01/08     1,053,000
      1,000  MGC Communications, Inc..................................  13.00                     04/01/10       460,000
        800  NEXTLINK Communications, Inc.............................   9.00                     03/15/08       614,000
      5,400  Rhythms Netconnections, Inc..............................  12.75                     04/15/09     1,512,000
      1,200  Startec Global Communications Corp.......................  12.00                     05/15/08       720,000
      3,000  Talton Holdings, Inc. (Series B).........................  11.00                     06/30/07     2,190,000
                                                                                                            ------------
                                                                                                              12,034,000
                                                                                                            ------------
             TRUCKS/CONSTRUCTION/FARM MACHINERY (2.1%)
      3,000  J.B. Poindexter & Co., Inc...............................  12.50                     05/15/04     2,700,000
                                                                                                            ------------
             WIRELESS COMMUNICATIONS (6.7%)
     11,375  Advanced Radio Telecom Corp..............................  14.00                     02/15/07     4,322,500
      1,000  AMSC Acquisition Co., Inc. (Series B)....................  12.25                     04/01/08       350,000
        900  Arch Escrow Corp.........................................  13.75                     04/15/08       315,000
     19,000  CellNet Data Systems, Inc. (a) (b).......................  14.00++                   10/01/07        95,000
      3,000  Globalstar LP/Capital Corp...............................  10.75                     11/01/04       390,000
      3,300  Orbcomm Global LP/Capital Corp. (Series B) (b)...........  14.00                     08/15/04       330,000

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - HIGH YIELD PORTFOLIO OF INVESTMENTS DECEMBER 31, 2000, CONTINUED

 PRINCIPAL
 AMOUNT IN                                                                       COUPON           MATURITY
 THOUSANDS                                                                        RATE              DATE       VALUE
------------------------------------------------------------------------------------------------------------------------
$     4,500  USA Mobile Communications Holdings, Inc..................  14.00%                    11/01/04  $  2,250,000
      1,000  WinStar Communications, Inc..............................  12.75                     04/15/10       700,000
                                                                                                            ------------
                                                                                                               8,752,500
                                                                                                            ------------

             TOTAL CORPORATE BONDS
             (COST $298,808,177)..........................................................................   117,005,856
                                                                                                            ------------

 NUMBER OF
  SHARES
-----------
             COMMON STOCKS (d) (0.7%)
             APPAREL/FOOTWEAR RETAIL (0.0%)
  1,310,596  County Seat Store Corp. (c)...................................................        11,795
                                                                                             ------------
             CASINO/GAMING (0.0%)
      2,000  Fitzgerald Gaming Corp........................................................             2
                                                                                             ------------
             ENTERTAINMENT & LEISURE (0.0%)
    444,351  Premier Holdings Inc. (c).....................................................           444
                                                                                             ------------
             FOOD: SPECIALTY/CANDY (0.0%)
      2,375  SFAC New Holdings Inc. (c)....................................................           594
    120,000  Specialty Foods Acquisition Corp. - 144A*.....................................         1,200
                                                                                             ------------
                                                                                                    1,794
                                                                                             ------------
             HOTELS/RESORTS/CRUISELINES (0.0%)
      2,000  Motels of America, Inc. - 144A*...............................................           500
     71,890  Vagabond Inns, Inc. (Class D) (a).............................................            72
                                                                                             ------------
                                                                                                      572
                                                                                             ------------
             MEDICAL/NURSING SERVICES (0.0%)
    418,663  Raintree Healthcare Corp. (c).................................................         3,768
                                                                                             ------------
             MOTOR VEHICLES (0.0%)
         87  Northern Holdings Industrial Corp. * (c)......................................       --
                                                                                             ------------
             RESTAURANTS (0.0%)
      7,750  American Restaurant Group Holdings, Inc. - 144A*..............................         1,938
                                                                                             ------------
             SPECIALTY TELECOMMUNICATIONS (0.3%)
     33,335  Versatel Telecom International NV (ADR) (Netherlands).........................       287,514
     15,710  World Access, Inc. (c)........................................................        37,802
                                                                                             ------------
                                                                                                  325,316
                                                                                             ------------
             TELECOMMUNICATION EQUIPMENT (0.0%)
    196,000  FWT Inc. (Class A) (c)........................................................         1,960
                                                                                             ------------
             TEXTILES (0.0%)
    298,461  U.S. Leather, Inc. (c)........................................................         2,985
                                                                                             ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - HIGH YIELD PORTFOLIO OF INVESTMENTS DECEMBER 31, 2000, CONTINUED

 NUMBER OF
  SHARES                                                                                        VALUE
---------------------------------------------------------------------------------------------------------
             WIRELESS COMMUNICATIONS (0.4%)
    809,424  Arch Wireless, Inc. (c).......................................................  $    505,890
     38,444  Vast Solutions, Inc. (Class B1) (c)...........................................           385
     38,444  Vast Solutions, Inc. (Class B2) (c)...........................................           385
     38,444  Vast Solutions, Inc. (Class B3) (c)...........................................           384
                                                                                             ------------
                                                                                                  507,044
                                                                                             ------------

             TOTAL COMMON STOCKS
             (COST $37,614,230)............................................................       857,618
                                                                                             ------------

 PRINCIPAL
 AMOUNT IN                                                                COUPON  MATURITY
 THOUSANDS                                                                 RATE     DATE
-----------                                                               ------  --------
             CONVERTIBLE BOND (0.0%)
             HOTELS/RESORTS/CRUISELINES
$       742  Premier Cruises Ltd.
               (COST $742,000)..........................................  10.00+% 08/15/05            74
                                                                                            ------------

 NUMBER OF
  SHARES
-----------
             PREFERRED STOCKS (0.2%)
             RESTAURANTS (0.2%)
      1,886  American Restaurant Group Holdings, Inc. (Series B)...........................       188,600
                                                                                             ------------
             TELECOMMUNICATION EQUIPMENT (0.0%)
  1,960,000  FWT Inc. (Series A) (c).......................................................        19,600
                                                                                             ------------

             TOTAL PREFERRED STOCKS
             (COST $9,659,277).............................................................       208,200
                                                                                             ------------

 NUMBER OF                                                                         EXPIRATION
 WARRANTS                                                                             DATE
-----------                                                                        ----------
             WARRANTS (d) (1.0%)
             ADVERTISING/MARKETING SERVICE (0.0%)
     12,524  Next Generation Network, Inc. - 144A*...............................   02/01/08            125
                                                                                               ------------
             AEROSPACE & DEFENSE (0.0%)
      1,500  Sabreliner Corp. - 144A*............................................   04/15/03         15,000
                                                                                               ------------
             BROADCASTING (0.0%)
      1,200  XM Satellite Radio Holdings Inc. - 144A*............................   03/15/10         30,000
                                                                                               ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - HIGH YIELD PORTFOLIO OF INVESTMENTS DECEMBER 31, 2000, CONTINUED

 NUMBER OF                                                                         EXPIRATION
 WARRANTS                                                                             DATE        VALUE
-----------------------------------------------------------------------------------------------------------
             CASINO/GAMING (0.0%)
     90,000  Aladdin Gaming Enterprises, Inc. - 144A*............................   03/01/10   $        900
      6,000  Resort At Summerlin - 144A*.........................................   12/15/07             60
                                                                                               ------------
                                                                                                        960
                                                                                               ------------
             CONSUMER/BUSINESS SERVICES (0.0%)
     42,250  Comforce Corp. - 144A*..............................................   12/01/09          4,225
                                                                                               ------------
             HOTELS/RESORTS/CRUISELINES (0.0%)
      9,000  Epic Resorts LLC - 144A*............................................   06/15/05             90
                                                                                               ------------
             OIL & GAS PRODUCTION (0.0%)
     39,665  Gothic Energy Corp. - 144A*.........................................   05/01/05             40
                                                                                               ------------
             RESTAURANTS (0.0%)
      1,500  American Restaurant Group Holdings, Inc. - 144A*....................   08/15/08             15
                                                                                               ------------
             SPECIALTY TELECOMMUNICATIONS (0.4%)
      6,500  Birch Telecom Inc. - 144A*..........................................   06/15/08        357,500
     15,000  DTI Holdings Inc. - 144A*...........................................   03/01/08            150
     16,520  Firstworld Communications, Inc. - 144A*.............................   04/15/08        148,680
                                                                                               ------------
                                                                                                    506,330
                                                                                               ------------
             TELECOMMUNICATION EQUIPMENT (0.6%)
     92,640  Star Choice Communications, Inc. - 144A* (Canada)...................   12/15/05        764,280
                                                                                               ------------
             TELECOMMUNICATIONS (0.0%)
      1,200  Startec Global Communications Corp. - 144A*.........................   05/15/08            780
                                                                                               ------------
             WIRELESS COMMUNICATIONS (0.0%)
      1,000  Motient Corp. - 144A*...............................................   04/01/08         10,000
                                                                                               ------------

             TOTAL WARRANTS
             (COST $723,765).................................................................     1,331,845
                                                                                               ------------

 PRINCIPAL
 AMOUNT IN                                                                       COUPON            MATURITY
 THOUSANDS                                                                        RATE               DATE
-----------                                                             ------------------------  ----------
             SHORT-TERM INVESTMENTS (5.2%)
             U.S. GOVERNMENT AGENCY (e) (4.9%)
$     6,450  Federal National Mortgage Assoc.
               (COST $6,448,970)......................................   5.75%                      01/02/01     6,448,970
                                                                                                              ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - HIGH YIELD PORTFOLIO OF INVESTMENTS DECEMBER 31, 2000, CONTINUED

 PRINCIPAL
 AMOUNT IN                                                                       COUPON            MATURITY
 THOUSANDS                                                                        RATE               DATE        VALUE
--------------------------------------------------------------------------------------------------------------------------
             REPURCHASE AGREEMENT (0.3%)
$       399  The Bank of New York (dated 12/29/00; proceeds
               $399,138) (f)
               (COST $398,972)........................................   3.75%                      01/02/01  $    398,972
                                                                                                              ------------

             TOTAL SHORT-TERM INVESTMENTS
             (COST $6,847,942)..............................................................................     6,847,942
                                                                                                              ------------

TOTAL INVESTMENTS
(COST $354,395,391) (g)...................................................................   96.7%    126,251,535

OTHER ASSETS IN EXCESS OF LIABILITIES.....................................................    3.3       4,340,802
                                                                                            -----   -------------

NET ASSETS................................................................................  100.0%  $ 130,592,337
                                                                                            -----   -------------
                                                                                            -----   -------------

---------------------

ADR  American Depository Receipt.
 *   Resale is restricted to qualified institutional investors.
 +   Payment-in-kind security.
++ Currently a zero coupon bond that will pay interest at the rate shown at a future specified date.
(a)  Issuer in bankruptcy.
(b)  Non-income producing security; bond in default.
(c)  Acquired through exchange offer.
(d)  Non-income producing securities.
(e) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(f) Collateralized by $379,798 Federal Home Loan Mortgage Corp. Note 6.875% due 01/15/05 valued at $406,957.
(g) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $1,672,701 and the aggregate gross unrealized depreciation is $229,816,557, resulting in net unrealized depreciation of $228,143,856.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - UTILITIES
PORTFOLIO OF INVESTMENTS DECEMBER 31, 2000

NUMBER OF
 SHARES                                                                               VALUE
-----------------------------------------------------------------------------------------------
           COMMON STOCKS (85.3%)
           ELECTRIC UTILITIES (39.7%)
 250,000   AES Corp.*............................................................  $ 13,843,750
 260,000   Calpine Corp.*........................................................    11,716,250
 205,865   Cinergy Corp..........................................................     7,231,008
 160,000   CMS Energy Corp.......................................................     5,070,000
 125,000   Consolidated Edison, Inc..............................................     4,812,500
 200,000   Constellation Energy Group............................................     9,012,500
 337,500   DPL, Inc..............................................................    11,200,781
 232,500   DQE, Inc..............................................................     7,614,375
 140,000   DTE Energy Co.........................................................     5,451,250
 141,216   Duke Energy Corp......................................................    12,038,664
 140,000   Edison International..................................................     2,187,500
 220,000   Energy East Corp......................................................     4,331,250
 200,000   Entergy Corp..........................................................     8,462,500
  84,000   Exelon Corp...........................................................     5,897,640
 190,000   FPL Group, Inc........................................................    13,632,500
 135,000   GPU, Inc..............................................................     4,969,687
  75,000   Hawaiian Electric Industries, Inc.....................................     2,789,062
 400,000   IPALCO Enterprises, Inc...............................................     9,675,000
 305,000   Montana Power Co......................................................     6,328,750
 200,000   Northeast Utilities...................................................     4,850,000
 190,000   NRG Energy, Inc.*.....................................................     5,284,375
 195,000   Pinnacle West Capital Corp............................................     9,286,875
 150,000   Public Service Company of New Mexico..................................     4,021,875
 175,000   Public Service Enterprise Group, Inc..................................     8,509,375
 200,000   Reliant Energy, Inc...................................................     8,662,500
 215,000   SCANA Corp............................................................     6,355,937
 265,000   Southern Co. (The)....................................................     8,811,250
  74,000   Southern Energy, Inc.*................................................     2,095,125
 221,500   TXU Corp..............................................................     9,815,219
 200,000   Wisconsin Energy Corp.................................................     4,512,500
 302,250   Xcel Energy, Inc......................................................     8,784,141
                                                                                   ------------
                                                                                    227,254,139
                                                                                   ------------
           ENERGY (16.8%)
 143,625   Burlington Resources, Inc.............................................     7,253,062
 410,000   Dynegy, Inc. (Class A)................................................    22,985,625
 230,460   El Paso Energy Corp...................................................    16,506,697
 226,500   Enron Corp............................................................    18,827,812
 100,000   Kinder Morgan, Inc....................................................     5,218,750
 280,000   NiSource Inc..........................................................     8,610,000
 155,000   Questar Corp..........................................................     4,659,687
 290,000   Williams Companies, Inc...............................................    11,581,875
                                                                                   ------------
                                                                                     95,643,508
                                                                                   ------------
NUMBER OF
 SHARES                                                                               VALUE
-----------------------------------------------------------------------------------------------
           TELECOMMUNICATIONS (28.8%)
 171,932   ALLTEL Corp...........................................................  $ 10,735,004
 335,634   AT&T Corp.............................................................     5,810,664
 170,000   BCE, Inc. (Canada)....................................................     4,919,375
 130,000   BroadWing Inc.*.......................................................     2,965,625
 185,000   Cable & Wireless PLC (ADR) (United Kingdom)...........................     7,376,875
 288,750   CenturyTel, Inc.......................................................    10,322,813
 740,000   Ericsson (L.M.) Telefonaktiebolaqet (ADR) (Sweden)....................     8,278,750
 303,250   Global Crossing Ltd. (Bermuda)*.......................................     4,340,266
 140,000   Nextel Communications, Inc. (Class A)*................................     3,465,000
 100,000   Nokia Corp. (ADR) (Finland)...........................................     4,350,000
 251,965   Nortel Networks Corp. (Canada)........................................     8,078,628
 431,691   Qwest Communications International, Inc.*.............................    17,699,331
 288,946   SBC Communications, Inc...............................................    13,797,172
 215,000   Sprint Corp. (FON Group)..............................................     4,367,188
 100,000   Sprint Corp. (PCS Group)*.............................................     2,043,750
 125,000   Tele Danmark AS (ADR) (Denmark).......................................     2,539,063
 160,000   Telefonos de Mexico S.A. (Series L) (ADR) (Mexico)....................     7,220,000
 100,000   Telephone & Data Systems, Inc.........................................     9,000,000
 113,900   TyCom, Ltd.*..........................................................     2,548,513
 315,120   Verizon Communications Inc............................................    15,795,390
 230,000   Vodafone Group PLC (ADR) (United Kingdom).............................     8,236,875
  55,000   Voicestream Wireless Corp.*...........................................     5,534,375
 124,050   WinStar Communications, Inc.*.........................................     1,449,834
 236,163   WorldCom, Inc.*.......................................................     3,306,282
                                                                                   ------------
                                                                                    164,180,773
                                                                                   ------------

           TOTAL COMMON STOCKS
           (COST $261,750,381)...................................................   487,078,420
                                                                                   ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - UTILITIES
PORTFOLIO OF INVESTMENTS DECEMBER 31, 2000, CONTINUED

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
           CORPORATE BONDS (6.3%)
           ELECTRIC UTILITIES (3.4%)
 $ 1,000   Aes Drax Holdings Ltd. (United Kingdom) 10.41% due 12/31/20 - 144A**...................  $  1,043,720
   1,000   Arizona Public Service Co. 7.625% due 08/01/05.........................................     1,032,510
   2,250   Consumers Energy Co. 6.875% due 03/01/18...............................................     2,024,572
   2,000   Empresa Nacional de Electricidad (Chile) 8.125% due 02/01/97...........................     1,517,940
   3,000   Indianapolis Power Co. 7.05% due 02/01/24..............................................     2,780,610
   1,500   Northern States Power Co. 6.50% due 03/01/28...........................................     1,329,465
   2,125   Public Service Electric & Gas Co. 6.75% due 01/01/16...................................     1,994,993
   3,000   Public Service Electric & Gas Co. 7.00% due 09/01/24...................................     2,747,160
   5,000   Wisconsin Electric Power Co. 7.125% due 03/15/16.......................................     4,721,400
                                                                                                    ------------
                                                                                                      19,192,370
                                                                                                    ------------
           ENERGY (1.7%)
     500   CMS Panhandle Holding Co. 7.00% due 07/15/29...........................................       436,475
   3,000   Coastal Corp. 7.75% due 10/15/35.......................................................     2,945,070
   2,000   Northern Border Pipeline 7.75% due 09/01/09............................................     2,061,680
   2,000   Panhandle Eastern Corp. 8.625% due 04/15/25............................................     2,260,760
   2,000   Sempra Energy Corp. 7.95% due 03/01/10.................................................     1,979,040
                                                                                                    ------------
                                                                                                       9,683,025
                                                                                                    ------------
           TELECOMMUNICATIONS (1.2%)
   2,000   GTE Corp. 7.90% due 02/01/27...........................................................     1,977,260
     500   LCI International, Inc. 7.25% due 06/15/07.............................................       499,675
   2,000   Sprint Corp. 9.25% due 04/15/22........................................................     2,094,620
 $ 2,000   Telefonica Europe BV (Netherlands) 7.75% due 09/15/10..................................     2,032,120
                                                                                                    ------------
                                                                                                       6,603,675
                                                                                                    ------------

           TOTAL CORPORATE BONDS
           (COST $36,638,428).....................................................................    35,479,070
                                                                                                    ------------
PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------

           U.S. GOVERNMENT AGENCY (0.2%)
 $    50   Tennessee Valley Authority 8.00% due 03/31/45
             (COST $1,250,000)....................................................................  $  1,271,875
                                                                                                    ------------

           SHORT-TERM INVESTMENTS (8.0%)
           U.S. GOVERNMENT AGENCY (a) (8.0%)
  45,500   Federal National Mortgage Association 5.75% due 01/02/01
             (COST $45,492,733)...................................................................    45,492,733
                                                                                                    ------------

           REPURCHASE AGREEMENT (0.0%)
     113   The Bank of New York 3.75% due 01/02/01 (dated 12/29/00; proceeds $112,790) (b)
             (COST $112,743)......................................................................       112,743
                                                                                                    ------------

           TOTAL SHORT-TERM INVESTMENTS
           (COST $45,605,476).....................................................................    45,605,476
                                                                                                    ------------

TOTAL INVESTMENTS
(COST $345,244,285) (c)...................................................................   99.8%    569,434,842

OTHER ASSETS IN EXCESS OF LIABILITIES.....................................................    0.2       1,368,724
                                                                                            -----   -------------

NET ASSETS................................................................................  100.0%  $ 570,803,566
                                                                                            -----   -------------
                                                                                            -----   -------------

---------------------

ADR  American Depository Receipt.
 *   Non-income producing security.
**   Resale is restricted to qualified institutional investors.
(a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) Collateralized by $111,651 Federal Home Loan Banks 6.875% due 01/15/05 valued at $115,000.
(c) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $238,473,777 and the aggregate gross unrealized depreciation is $14,283,220, resulting in net unrealized appreciation of $224,190,557.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - INCOME BUILDER PORTFOLIO OF INVESTMENTS DECEMBER 31, 2000

NUMBER OF
 SHARES                                                                                                 VALUE
----------------------------------------------------------------------------------------------------------------
           COMMON STOCKS (48.0%)
           AUTO PARTS: O.E.M. (2.2%)
  60,000   Delphi Automotive Systems Corp..........................................................  $   675,000
  12,500   Johnson Controls, Inc...................................................................      650,000
                                                                                                     -----------
                                                                                                       1,325,000
                                                                                                     -----------
           BEVERAGES: ALCOHOLIC (1.1%)
  15,000   Anheuser-Busch Companies, Inc...........................................................      682,500
                                                                                                     -----------
           CHEMICALS: MAJOR DIVERSIFIED (1.2%)
  20,000   Dow Chemical Co.........................................................................      732,500
                                                                                                     -----------
           ELECTRIC UTILITIES (5.1%)
  12,000   Dominion Resources, Inc.................................................................      804,000
  11,000   FPL Group, Inc..........................................................................      789,250
  15,000   Reliant Energy, Inc.....................................................................      649,687
  25,000   TECO Energy, Inc........................................................................      809,375
                                                                                                     -----------
                                                                                                       3,052,312
                                                                                                     -----------
           ELECTRICAL PRODUCTS (1.2%)
   9,000   Emerson Electric Co.....................................................................      709,312
                                                                                                     -----------
           ELECTRONIC EQUIPMENT/INSTRUMENTS (1.4%)
  18,000   Rockwell International Corp.............................................................      857,250
                                                                                                     -----------
           ELECTRONICS/APPLIANCES (1.2%)
  14,500   Whirlpool Corp..........................................................................      691,469
                                                                                                     -----------
           FINANCE/RENTAL/LEASING (2.2%)
   9,000   Fannie Mae..............................................................................      780,750
  31,000   Ryder System, Inc.......................................................................      515,375
                                                                                                     -----------
                                                                                                       1,296,125
                                                                                                     -----------
           FOOD DISTRIBUTORS (0.9%)
  40,000   Supervalu, Inc..........................................................................      555,000
                                                                                                     -----------
           FOOD: MAJOR DIVERSIFIED (1.2%)
  30,000   Sara Lee Corp...........................................................................      736,875
                                                                                                     -----------
           FOOD: MEAT/FISH/DAIRY (1.2%)
  27,000   ConAgra, Inc............................................................................      702,000
                                                                                                     -----------
           INDUSTRIAL CONGLOMERATES (1.2%)
  15,000   Honeywell International, Inc............................................................      709,687
                                                                                                     -----------
           INDUSTRIAL SPECIALTIES (1.3%)
  17,000   PPG Industries, Inc.....................................................................      787,313
                                                                                                     -----------
           LIFE/HEALTH INSURANCE (1.1%)
  14,500   Lincoln National Corp...................................................................      686,031
                                                                                                     -----------
           MAJOR BANKS (4.6%)
  16,000   Bank of America Corp....................................................................      734,000
  17,000   Chase Manhattan Corp. (The).............................................................      772,437
  20,000   FleetBoston Financial Corp..............................................................      751,250
NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
  14,625   Westpac Banking (ADR) (Australia).......................................................  $   538,383
                                                                                                     -----------
                                                                                                       2,796,070
                                                                                                     -----------
           MAJOR TELECOMMUNICATIONS (2.3%)
  35,000   AT&T Corp...............................................................................      605,937
  15,000   Verizon Communications Inc..............................................................      751,875
                                                                                                     -----------
                                                                                                       1,357,812
                                                                                                     -----------
           MOTOR VEHICLES (1.0%)
  26,500   Ford Motor Co...........................................................................      621,094
                                                                                                     -----------
           OIL & GAS PRODUCTION (1.2%)
  11,000   Kerr-McGee Corp.........................................................................      736,312
                                                                                                     -----------
           OIL REFINING/MARKETING (2.5%)
  21,000   Ashland, Inc............................................................................      753,690
  25,000   Ultramar Diamond Shamrock Corp..........................................................      771,875
                                                                                                     -----------
                                                                                                       1,525,565
                                                                                                     -----------
           PHARMACEUTICALS: MAJOR (2.3%)
   8,000   Merck & Co., Inc........................................................................      749,000
  11,000   Schering-Plough Corp....................................................................      624,250
                                                                                                     -----------
                                                                                                       1,373,250
                                                                                                     -----------
           REAL ESTATE INVESTMENT TRUSTS (9.1%)
  17,000   Archstone Communities Trust.............................................................      437,750
  10,000   Avalonbay Communities, Inc..............................................................      501,250
  10,000   Boston Properties, Inc..................................................................      435,000
  18,000   Duke-Weeks Realty Corp..................................................................      443,250
  14,000   Equity Office Properties Trust..........................................................      456,750
   5,000   Equity Residential Properties Trust.....................................................      276,563
  12,000   First Industrial Realty Trust, Inc......................................................      408,000
   5,000   General Growth Properties, Inc..........................................................      180,938
  20,000   Healthcare Realty Trust, Inc............................................................      425,000
  17,000   Mack-Cali Realty Corp...................................................................      485,563
  17,500   Reckson Associates Realty Corp..........................................................      438,594
   5,000   Rouse Co. (The).........................................................................      127,500
  18,000   Simon Property Group, Inc...............................................................      432,000
  11,000   Vornado Realty Trust....................................................................      421,438
                                                                                                     -----------
                                                                                                       5,469,596
                                                                                                     -----------
           SAVINGS BANKS (1.2%)
  14,000   Washington Mutual, Inc..................................................................      742,875
                                                                                                     -----------
           TOBACCO (1.3%)
  18,000   Philip Morris Companies, Inc............................................................      792,000
                                                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - INCOME BUILDER PORTFOLIO OF INVESTMENTS DECEMBER 31, 2000, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           WIRELESS COMMUNICATIONS (0.0%)
     688   Leap Wireless International, Inc.*......................................................  $    17,200
                                                                                                     -----------

           TOTAL COMMON STOCKS
           (COST $26,143,263)......................................................................   28,955,148
                                                                                                     -----------
           CONVERTIBLE PREFERRED STOCKS (14.2%)
           AUTO PARTS: O.E.M. (0.0%)
  12,000   BTI Capital Trust $3.25 - 144A**........................................................        1,500
                                                                                                     -----------
           CONTAINERS/PACKAGING (1.9%)
  36,000   Sealed Air Corp. (Series A) $2.00.......................................................    1,161,000
                                                                                                     -----------
           HOUSEHOLD/PERSONAL CARE (1.6%)
  13,000   Estee Lauder Co. $3.81..................................................................      988,000
                                                                                                     -----------
           INDUSTRIAL MACHINERY (1.0%)
  28,000   Ingersoll-Rand Co. $1.69................................................................      596,750
                                                                                                     -----------
           INVESTMENT BANKS/BROKERS (0.4%)
  15,940   Merrill Lynch & Co., Inc. $2.39 (exchangeable into IMC Global, Inc. common stock).......      245,077
                                                                                                     -----------
           MAJOR BANKS (1.4%)
  30,200   National Australia Bank, Ltd. $1.97 (Australia) (Units)++...............................      864,475
                                                                                                     -----------
           MOVIES/ENTERTAINMENT (1.2%)
  21,000   Six Flags, Inc. $4.05...................................................................      742,875
                                                                                                     -----------
           OIL REFINING/MARKETING (1.0%)
  50,000   Tesoro Petroleum Corp. $1.16............................................................      600,000
                                                                                                     -----------
           PUBLISHING: BOOKS/MAGAZINE (1.4%)
  25,000   Reader's Digest Association, Inc. $1.93.................................................      870,312
                                                                                                     -----------
           RAILROADS (0.6%)
   7,400   Union Pacific Capital Trust $3.13.......................................................      339,667
                                                                                                     -----------
           REAL ESTATE INVESTMENT TRUSTS (1.1%)
   9,000   Equity Residential Properties Trust (Series E) $1.75....................................      282,938
  13,000   SL Green Realty Corp. $2.00.............................................................      394,063
                                                                                                     -----------
                                                                                                         677,001
                                                                                                     -----------
           REGIONAL BANKS (2.1%)
  30,000   CNB Capital Trust I $1.50...............................................................    1,237,500
                                                                                                     -----------
NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           TOOLS/HARDWARE (0.5%)
  19,400   Metromedia International Group, Inc. $3.63..............................................  $   269,660
                                                                                                     -----------

           TOTAL CONVERTIBLE PREFERRED STOCKS
           (COST $10,206,213)......................................................................    8,593,817
                                                                                                     -----------

PRINCIPAL
AMOUNT IN
THOUSANDS
---------
           CORPORATE BONDS (35.6%)
           CONVERTIBLE BONDS (17.2%)
           APPAREL/FOOTWEAR RETAIL (1.6%)
 $   790   Genesco Inc. 5.50% due 04/15/05.........................................................      955,782
                                                                                                     -----------
           AUTO PARTS: O.E.M. (0.3%)
     350   MascoTech, Inc. 4.50% due 12/15/03......................................................      203,000
                                                                                                     -----------
           CABLE/SATELLITE TV (0.5%)
     445   EchoStar Communications Corp. 4.875% due 01/01/07.......................................      330,706
                                                                                                     -----------
           ELECTRONIC EQUIPMENT/INSTRUMENTS (2.6%)
   2,000   SCI Systems, Inc. 3.00% due 03/15/07....................................................    1,598,160
                                                                                                     -----------
           ELECTRONIC PRODUCTION EQUIPMENT (0.8%)
     460   Photronics Inc. 6.00% due 06/01/04......................................................      486,629
                                                                                                     -----------
           FINANCIAL PUBLISHING/SERVICES (1.7%)
   1,750   Aether Systems, Inc. 6.00% due 03/22/05.................................................    1,004,343
                                                                                                     -----------
           HOSPITAL/NURSING MANAGEMENT (0.1%)
     120   Emeritus Corp. - 144A** 6.25% due 01/01/06..............................................       33,818
                                                                                                     -----------
           INDUSTRIAL MACHINERY (0.3%)
     200   Thermo Fibertek, Inc. - 144A** 4.50% due 07/15/04.......................................      170,452
                                                                                                     -----------
           INTERNET SOFTWARE/SERVICES (2.6%)
   5,000   AT Home Corp. 0.525% due 12/28/18.......................................................    1,562,214
                                                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - INCOME BUILDER PORTFOLIO OF INVESTMENTS DECEMBER 31, 2000, CONTINUED

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
           MAJOR TELECOMMUNICATIONS (3.5%)
 $   800   Bell Atlantic Financial Service - 144A** (exchangeable into Cable & Wireless
             Communications common stock) 4.25% due 09/15/05.......................................  $   828,000
   1,300   Bell Atlantic Financial Service - 144A** (exchangeable into Telecom Corporation of New
             Zealand common stock) 5.75% due 04/01/03..............................................    1,270,750
                                                                                                     -----------
                                                                                                       2,098,750
                                                                                                     -----------
           SPECIALTY TELECOMMUNICATIONS (1.6%)
   2,000   Efficient Networks, Inc. 5.00% due 03/15/05.............................................      994,660
                                                                                                     -----------
           TELECOMMUNICATION EQUIPMENT (1.6%)
   1,100   RF Micro Systems Devices - 144A** 3.75% due 08/15/05....................................      959,277
                                                                                                     -----------

           TOTAL CONVERTIBLE BONDS
           (COST $12,204,115)......................................................................   10,397,791
                                                                                                     -----------
           NON-CONVERTIBLE BONDS (18.4%)
           ADVERTISING/MARKETING SERVICES (3.5%)
   2,000   Outdoor Systems, Inc. 8.875% due 06/15/07...............................................    2,080,000
                                                                                                     -----------
           BROADCASTING (4.2%)
   2,500   Young Broadcasting Corp. 11.75% due 11/15/04............................................    2,521,875
                                                                                                     -----------
           CHEMICALS: SPECIALTY (2.5%)
   1,875   Huntsman Polymers Corp. 11.75% due 12/01/04.............................................    1,537,500
                                                                                                     -----------
           CONSTRUCTION MATERIALS (0.8%)
     500   USG Corp. (Series B) 9.25% due 09/15/01.................................................      462,500
                                                                                                     -----------
           MAJOR TELECOMMUNICATIONS (2.0%)
   1,150   Sprint Spectrum L.P. 11.00% due 08/15/06................................................    1,236,526
                                                                                                     -----------
           OTHER METALS/MINERALS (4.3%)
   2,500   Cyprus Amax Minerals Inc. 10.125% due 04/01/02..........................................    2,593,125
                                                                                                     -----------
PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
           TEXTILES (1.1%)
 $   862   Dan River, Inc. 10.125% due 12/15/03....................................................  $   663,740
                                                                                                     -----------

           TOTAL NON-CONVERTIBLE BONDS
           (COST $12,261,708)......................................................................   11,095,266
                                                                                                     -----------

           TOTAL CORPORATE BONDS
           (COST $24,465,823)......................................................................   21,493,057
                                                                                                     -----------

           SHORT-TERM INVESTMENT (1.2%)
           REPURCHASE AGREEMENT
     723   The Bank of New York 3.75% due 01/02/01 (dated 12/29/00; proceeds $723,741) (a)
             (COST $723,439).......................................................................      723,439
                                                                                                     -----------

TOTAL INVESTMENTS
(COST $61,538,738) (b) ....................................................................   99.0%    59,765,461

OTHER ASSETS IN EXCESS OF LIABILITIES......................................................    1.0        581,719
                                                                                             -----   ------------

NET ASSETS.................................................................................  100.0%  $ 60,347,180
                                                                                             -----   ------------
                                                                                             -----   ------------

---------------------

ADR  American Depository Receipt.
 *   Non-income producing security.
**   Resale is restricted to qualified institutional investors.
++ Consists of more than one class of securities traded together as a unit; stocks with attached warrants.
(a) Collateralized by $716,432 Federal Home Loan Mortgage Corp. 6.875% due 01/15/05 valued at $737,918.
(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $6,242,422 and the aggregate gross unrealized depreciation is $8,015,699, resulting in net unrealized depreciation of $1,773,277.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - DIVIDEND GROWTH PORTFOLIO OF INVESTMENTS DECEMBER 31, 2000

NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
            COMMON STOCKS (99.4%)
            AEROSPACE & DEFENSE (1.3%)
   565,000  Goodrich (B.F.) Co. (The)...........................................................  $   20,551,875
                                                                                                  --------------
            ALUMINUM (2.7%)
   615,000  Alcan Aluminium, Ltd. (Canada)......................................................      21,025,312
   640,000  Alcoa, Inc..........................................................................      21,440,000
                                                                                                  --------------
                                                                                                      42,465,312
                                                                                                  --------------
            APPAREL/FOOTWEAR (1.4%)
   600,000  VF Corp.............................................................................      21,744,000
                                                                                                  --------------
            AUTO PARTS: O.E.M. (5.4%)
 1,400,000  Dana Corp...........................................................................      21,437,500
 1,750,000  Delphi Automotive Systems Corp......................................................      19,687,500
   390,000  Johnson Controls, Inc...............................................................      20,280,000
   595,000  TRW Inc.............................................................................      23,056,250
                                                                                                  --------------
                                                                                                      84,461,250
                                                                                                  --------------
            BEVERAGES: NON-ALCOHOLIC (2.7%)
   335,000  Coca-Cola Co........................................................................      20,414,062
   430,000  PepsiCo, Inc........................................................................      21,311,875
                                                                                                  --------------
                                                                                                      41,725,937
                                                                                                  --------------
            CHEMICALS: MAJOR DIVERSIFIED (2.8%)
   595,000  Dow Chemical Co.....................................................................      21,791,875
   470,000  Du Pont (E.I.) de Nemours & Co., Inc................................................      22,706,875
                                                                                                  --------------
                                                                                                      44,498,750
                                                                                                  --------------
            COMPUTER PROCESSING HARDWARE (2.5%)
   625,000  Hewlett-Packard Co..................................................................      19,726,562
   235,000  International Business Machines Corp................................................      19,975,000
                                                                                                  --------------
                                                                                                      39,701,562
                                                                                                  --------------
            DEPARTMENT STORES (1.4%)
   610,000  Sears, Roebuck & Co.................................................................      21,197,500
                                                                                                  --------------
            DISCOUNT STORES (1.4%)
   695,000  Target Corp.........................................................................      22,413,750
                                                                                                  --------------
            ELECTRIC UTILITIES (6.9%)
   335,000  Dominion Resources, Inc.............................................................      22,445,000
   320,000  Exelon Corp.........................................................................      22,467,200
   300,000  FPL Group, Inc......................................................................      21,525,000
   590,000  GPU, Inc............................................................................      21,719,375
   475,000  Reliant Energy, Inc.................................................................      20,573,437
                                                                                                  --------------
                                                                                                     108,730,012
                                                                                                  --------------
NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
            ELECTRONICS/APPLIANCES (1.4%)
   475,000  Whirlpool Corp......................................................................  $   22,651,562
                                                                                                  --------------
            FINANCE/RENTAL/LEASING (5.5%)
   245,000  Fannie Mae..........................................................................      21,253,750
   415,000  Household International, Inc........................................................      22,825,000
   450,000  Providian Financial Corp............................................................      25,875,000
   975,000  Ryder System, Inc...................................................................      16,209,375
                                                                                                  --------------
                                                                                                      86,163,125
                                                                                                  --------------
            FINANCIAL CONGLOMERATES (1.3%)
   403,370  Citigroup, Inc......................................................................      20,597,081
                                                                                                  --------------
            FOOD DISTRIBUTORS (2.9%)
 1,550,000  Supervalu, Inc......................................................................      21,506,250
   770,000  SYSCO Corp..........................................................................      23,100,000
                                                                                                  --------------
                                                                                                      44,606,250
                                                                                                  --------------
            FOOD: MAJOR DIVERSIFIED (1.3%)
   215,000  Quaker Oats Company (The)...........................................................      20,935,625
                                                                                                  --------------
            FOREST PRODUCTS (1.4%)
   435,000  Weyerhaeuser Co.....................................................................      22,076,250
                                                                                                  --------------
            HOUSEHOLD/PERSONAL CARE (4.1%)
   445,000  Avon Products, Inc..................................................................      21,304,375
   310,000  Kimberly-Clark Corp.................................................................      21,913,900
   280,000  Procter & Gamble Co. (The)..........................................................      21,962,500
                                                                                                  --------------
                                                                                                      65,180,775
                                                                                                  --------------
            INDUSTRIAL CONGLOMERATES (6.7%)
   400,000  General Electric Co.................................................................      19,175,000
   400,000  Honeywell International, Inc........................................................      18,925,000
   188,000  Minnesota Mining & Manufacturing Co.................................................      22,654,000
   390,000  Tyco International Ltd. (Bermuda)...................................................      21,645,000
   290,000  United Technologies Corp............................................................      22,801,250
                                                                                                  --------------
                                                                                                     105,200,250
                                                                                                  --------------
            INDUSTRIAL SPECIALTIES (1.3%)
   455,000  PPG Industries, Inc.................................................................      21,072,187
                                                                                                  --------------
            INFORMATION TECHNOLOGY SERVICES (1.3%)
   365,000  Electronic Data Systems Corp........................................................      21,078,750
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - DIVIDEND GROWTH PORTFOLIO OF INVESTMENTS DECEMBER 31, 2000, CONTINUED

NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
            INTEGRATED OIL (3.8%)
   400,000  BP Amoco PLC (ADR) (United Kingdom).................................................  $   19,150,000
   230,000  Exxon Mobil Corp....................................................................      19,995,625
   330,000  Royal Dutch Petroleum Co. (ADR) (Netherlands).......................................      19,985,625
                                                                                                  --------------
                                                                                                      59,131,250
                                                                                                  --------------
            LIFE/HEALTH INSURANCE (4.1%)
   510,000  Aegon N.V. (ARS) (Netherlands)......................................................      21,133,125
   295,000  Jefferson-Pilot Corp................................................................      22,051,250
   435,000  Lincoln National Corp...............................................................      20,580,937
                                                                                                  --------------
                                                                                                      63,765,312
                                                                                                  --------------
            MAJOR BANKS (4.1%)
   480,000  Bank of America Corp................................................................      22,020,000
   760,000  KeyCorp.............................................................................      21,280,000
   130,000  Morgan (J.P.) & Co., Inc............................................................      21,515,000
                                                                                                  --------------
                                                                                                      64,815,000
                                                                                                  --------------
            MAJOR TELECOMMUNICATIONS (1.2%)
   385,000  Verizon Communications Inc..........................................................      19,298,125
                                                                                                  --------------
            MANAGED HEALTH CARE (0.8%)
   320,000  Aetna Inc.*.........................................................................      13,140,000
                                                                                                  --------------
            MOTOR VEHICLES (3.8%)
   495,000  DaimlerChrysler AG (Germany)........................................................      20,394,000
   825,000  Ford Motor Co.......................................................................      19,335,938
   385,000  General Motors Corp.................................................................      19,610,938
                                                                                                  --------------
                                                                                                      59,340,876
                                                                                                  --------------
            OFFICE EQUIPMENT/SUPPLIES (1.4%)
   650,000  Pitney Bowes, Inc...................................................................      21,531,250
                                                                                                  --------------
            OIL & GAS PIPELINES (2.8%)
   310,000  El Paso Energy Corp.................................................................      22,203,750
   265,000  Enron Corp..........................................................................      22,028,125
                                                                                                  --------------
                                                                                                      44,231,875
                                                                                                  --------------
            OIL & GAS PRODUCTION (1.3%)
   295,000  Kerr-McGee Corp.....................................................................      19,746,563
                                                                                                  --------------
NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
            OIL REFINING/MARKETING (2.7%)
   685,000  Sunoco, Inc.........................................................................  $   23,075,938
   690,000  USX-Marathon Group..................................................................      19,147,500
                                                                                                  --------------
                                                                                                      42,223,438
                                                                                                  --------------
            OTHER METALS/MINERALS (1.4%)
   400,000  Phelps Dodge Corp...................................................................      22,325,000
                                                                                                  --------------
            PHARMACEUTICALS: MAJOR (5.5%)
   335,000  American Home Products Corp.........................................................      21,289,250
   305,000  Bristol-Myers Squibb Co.............................................................      22,550,938
   340,000  Pharmacia Corp......................................................................      20,740,000
   370,000  Schering-Plough Corp................................................................      20,997,500
                                                                                                  --------------
                                                                                                      85,577,688
                                                                                                  --------------
            PULP & PAPER (2.8%)
   540,000  International Paper Co..............................................................      22,038,750
   710,000  Mead Corp...........................................................................      22,276,250
                                                                                                  --------------
                                                                                                      44,315,000
                                                                                                  --------------
            RAILROADS (2.7%)
   780,000  Burlington Northern Santa Fe Corp...................................................      22,083,750
   805,000  CSX Corp............................................................................      20,879,688
                                                                                                  --------------
                                                                                                      42,963,438
                                                                                                  --------------
            RECREATIONAL PRODUCTS (1.3%)
   510,000  Eastman Kodak Co....................................................................      20,081,250
                                                                                                  --------------
            SEMICONDUCTORS (1.1%)
   585,000  Intel Corp..........................................................................      17,696,250
                                                                                                  --------------
            TRUCKS/CONSTRUCTION/FARM MACHINERY (2.9%)
   470,000  Caterpillar, Inc....................................................................      22,236,875
   490,000  Deere & Co..........................................................................      22,448,125
                                                                                                  --------------
                                                                                                      44,685,000
                                                                                                  --------------

            TOTAL COMMON STOCKS
            (COST $1,405,823,643)...............................................................   1,561,919,118
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - DIVIDEND GROWTH PORTFOLIO OF INVESTMENTS DECEMBER 31, 2000, CONTINUED

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
            SHORT-TERM INVESTMENT (a) (0.8%)
            U.S. GOVERNMENT AGENCY
$   12,250  Federal National Mortgage Assoc. 5.75% due 01/02/01
              (COST 12,248,044).................................................................  $   12,248,044
                                                                                                  --------------

TOTAL INVESTMENTS
(COST $1,418,071,687) (b) ..............................................................  100.2%    1,574,167,162

LIABILITIES IN EXCESS OF OTHER ASSETS...................................................   (0.2)       (2,360,309)
                                                                                          -----   ---------------

NET ASSETS..............................................................................  100.0%  $ 1,571,806,853
                                                                                          -----   ---------------
                                                                                          -----   ---------------

---------------------

ADR  American Depository Receipt.
ARS  American Registered Shares.
 *   Non-income producing security.
(a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $278,802,550 and the aggregate gross unrealized depreciation is $122,707,075, resulting in net unrealized appreciation of $156,095,475.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - CAPITAL GROWTH PORTFOLIO OF INVESTMENTS DECEMBER 31, 2000

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           COMMON STOCKS (95.0%)
           AEROSPACE & DEFENSE (2.1%)
  60,000   Boeing Co. ............................................................................  $  3,960,000
                                                                                                    ------------
           AIRLINES (1.7%)
  40,000   AMR Corp.*.............................................................................     1,567,500
  50,000   Southwest Airlines Co..................................................................     1,676,500
                                                                                                    ------------
                                                                                                       3,244,000
                                                                                                    ------------
           ALTERNATIVE POWER GENERATION (0.7%)
  30,000   Calpine Corp.*.........................................................................     1,351,875
                                                                                                    ------------
           APPAREL/FOOTWEAR (1.1%)
  30,000   Jones Apparel Group, Inc.*.............................................................       965,625
  15,000   Timberland Co. (Class A)*..............................................................     1,003,125
                                                                                                    ------------
                                                                                                       1,968,750
                                                                                                    ------------
           APPAREL/FOOTWEAR RETAIL (0.2%)
  15,000   TJX Companies, Inc. (The)..............................................................       416,250
                                                                                                    ------------
           BEVERAGES: NON-ALCOHOLIC (1.1%)
  50,000   Pepsi Bottling Group, Inc. (The).......................................................     1,996,875
                                                                                                    ------------
           BIOTECHNOLOGY (2.6%)
  25,000   Genzyme Corp. (General Division)*......................................................     2,248,437
  30,000   Invitrogen Corp.*......................................................................     2,591,250
                                                                                                    ------------
                                                                                                       4,839,687
                                                                                                    ------------
           COMPUTER PERIPHERALS (2.2%)
 125,000   Advanced Digital Information Corp.*....................................................     2,875,000
  25,000   Mercury Computer Systems, Inc..........................................................     1,160,937
                                                                                                    ------------
                                                                                                       4,035,937
                                                                                                    ------------
           DRUGSTORE CHAINS (1.1%)
  50,000   Walgreen Co. ..........................................................................     2,090,625
                                                                                                    ------------
           FINANCE/RENTAL/LEASING (0.7%)
  50,000   AmeriCredit Corp.*.....................................................................     1,362,500
                                                                                                    ------------
           FINANCIAL CONGLOMERATES (3.3%)
  75,000   AXA Financial, Inc. ...................................................................     4,190,625
  40,000   Citigroup, Inc.........................................................................     2,042,500
                                                                                                    ------------
                                                                                                       6,233,125
                                                                                                    ------------
           FINANCIAL PUBLISHING/SERVICES (1.0%)
  40,000   Sungard Data Systems Inc.*.............................................................     1,885,000
                                                                                                    ------------
           FOOD RETAIL (3.9%)
 150,000   Kroger Co.*............................................................................     4,059,375
  50,000   Safeway Inc.*..........................................................................     3,125,000
                                                                                                    ------------
                                                                                                       7,184,375
                                                                                                    ------------
NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           GAS DISTRIBUTORS (1.4%)
  40,000   Equitable Resources, Inc...............................................................  $  2,670,000
                                                                                                    ------------
           HOME BUILDING (1.6%)
  90,000   Kaufman & Broad Home Corp..............................................................     3,031,875
                                                                                                    ------------
           HOSPITAL/NURSING MANAGEMENT (3.6%)
 100,000   HCA-The Healthcare Corp. ..............................................................     4,401,000
  50,000   Tenet Healthcare Corp.*................................................................     2,221,875
                                                                                                    ------------
                                                                                                       6,622,875
                                                                                                    ------------
           HOUSEHOLD/PERSONAL CARE (1.5%)
  60,000   Avon Products, Inc.....................................................................     2,872,500
                                                                                                    ------------
           INDUSTRIAL CONGLOMERATES (5.2%)
  40,000   General Electric Co....................................................................     1,917,500
  70,000   Tyco International Ltd. (Bermuda)......................................................     3,885,000
  50,000   United Technologies Corp...............................................................     3,931,250
                                                                                                    ------------
                                                                                                       9,733,750
                                                                                                    ------------
           INFORMATION TECHNOLOGY SERVICES (2.5%)
 125,000   Citrix Systems, Inc.*..................................................................     2,812,500
   5,000   Documentum, Inc.*......................................................................       248,437
  20,000   Henry (Jack) & Associates, Inc. .......................................................     1,242,500
  25,000   J.D. Edwards & Co.*....................................................................       445,312
                                                                                                    ------------
                                                                                                       4,748,749
                                                                                                    ------------
           INSURANCE BROKERS/SERVICES (0.2%)
   3,000   Marsh & McLennan Companies, Inc........................................................       351,000
                                                                                                    ------------
           INTEGRATED OIL (2.3%)
  50,000   Exxon Mobil Corp. .....................................................................     4,346,875
                                                                                                    ------------
           INVESTMENT BANKS/BROKERS (0.3%)
  12,500   Edwards (A.G.), Inc. ..................................................................       592,969
                                                                                                    ------------
           MAJOR BANKS (2.7%)
  30,000   PNC Financial Services Group, Inc......................................................     2,191,875
  50,000   Wells Fargo & Co.......................................................................     2,784,375
                                                                                                    ------------
                                                                                                       4,976,250
                                                                                                    ------------
           MANAGED HEALTH CARE (4.6%)
 150,000   Oxford Health Plans, Inc.*.............................................................     5,925,000
  20,000   Trigon Healthcare, Inc.*...............................................................     1,556,250
  10,000   Wellpoint Health Networks, Inc.*.......................................................     1,152,500
                                                                                                    ------------
                                                                                                       8,633,750
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - CAPITAL GROWTH PORTFOLIO OF INVESTMENTS DECEMBER 31, 2000, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           MEDICAL DISTRIBUTORS (2.9%)
  60,000   AmeriSource Health Corp. (Class A)*....................................................  $  3,030,000
  70,000   Henry Schein, Inc.*....................................................................     2,423,750
                                                                                                    ------------
                                                                                                       5,453,750
                                                                                                    ------------
           MEDICAL SPECIALTIES (0.7%)
  30,000   Cooper Companies, Inc. ................................................................     1,196,250
                                                                                                    ------------
           MEDICAL/NURSING SERVICES (0.3%)
   8,000   Lincare Holdings, Inc.*................................................................       456,500
                                                                                                    ------------
           METAL FABRICATIONS (1.3%)
  50,000   Shaw Group Inc. (The)*.................................................................     2,500,000
                                                                                                    ------------
           MISCELLANEOUS COMMERCIAL SERVICES (2.7%)
  25,000   Concord EFS, Inc.*.....................................................................     1,098,438
  90,000   Sabre Holdings Corp. *.................................................................     3,881,250
                                                                                                    ------------
                                                                                                       4,979,688
                                                                                                    ------------
           MISCELLANEOUS MANUFACTURING (1.9%)
 120,000   Thermo Electron Corp. *................................................................     3,570,000
                                                                                                    ------------
           MULTI-LINE INSURANCE (2.1%)
  40,000   American International Group, Inc......................................................     3,942,500
                                                                                                    ------------
           OIL & GAS PIPELINES (3.7%)
  40,000   Coastal Corp. (The)....................................................................     3,532,500
  60,000   Dynegy, Inc. (Class A).................................................................     3,363,750
                                                                                                    ------------
                                                                                                       6,896,250
                                                                                                    ------------
           OIL & GAS PRODUCTION (1.5%)
  15,000   Anardarko Petroleum Corp. .............................................................     1,066,200
  15,000   Newfield Exploration Co. *.............................................................       711,563
  20,000   Noble Affiliates, Inc. ................................................................       920,000
                                                                                                    ------------
                                                                                                       2,697,763
                                                                                                    ------------
           OIL REFINING/MARKETING (1.0%)
  50,000   Valero Refining and Marketing Corp.....................................................     1,859,375
                                                                                                    ------------
           PACKAGED SOFTWARE (2.0%)
 135,000   Cadence Design Systems, Inc.*..........................................................     3,712,500
                                                                                                    ------------
           PHARMACEUTICALS: GENERIC DRUGS (1.0%)
  50,000   IVAX Corp.*............................................................................     1,915,000
                                                                                                    ------------
           PHARMACEUTICALS: MAJOR (5.2%)
  50,000   American Home Products Corp............................................................     3,177,500
  40,000   Merck & Co., Inc.......................................................................     3,745,000
NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
  60,000   Pfizer Inc.............................................................................  $  2,760,000
                                                                                                    ------------
                                                                                                       9,682,500
                                                                                                    ------------
           PHARMACEUTICALS: OTHER (1.3%)
  15,000   Forest Laboratories, Inc.*.............................................................     1,993,125
   7,000   Shire Pharmaceuticals Group PLC (ADR) (United Kingdom)*................................       322,438
                                                                                                    ------------
                                                                                                       2,315,563
                                                                                                    ------------
           PROPERTY - CASUALTY INSURERS (6.1%)
  85,000   ACE, Ltd. (Bermuda)....................................................................     3,607,188
  40,000   Chubb Corp. (The)......................................................................     3,460,000
  60,000   Everest Re Group, Ltd. (Bermuda).......................................................     4,297,500
                                                                                                    ------------
                                                                                                      11,364,688
                                                                                                    ------------
           REIT - INDUSTRIAL/OFFICE (0.4%)
  15,000   Boston Properties, Inc.................................................................       652,500
                                                                                                    ------------
           RESTAURANTS (1.2%)
  85,000   Wendy's International, Inc.............................................................     2,231,250
                                                                                                    ------------
           SAVINGS BANKS (2.5%)
  70,000   Golden West Financial Corp. ...........................................................     4,725,000
                                                                                                    ------------
           SERVICES TO THE HEALTH INDUSTRY (0.7%)
  50,000   IMS Health Inc.........................................................................     1,350,000
                                                                                                    ------------
           SPECIALTY INSURANCE (4.3%)
  50,000   Fidelity National Financial, Inc.......................................................     1,846,875
  40,000   MGIC Investment Corp...................................................................     2,697,500
  40,000   XL Capital Ltd. (Class A) (Bermuda)....................................................     3,495,000
                                                                                                    ------------
                                                                                                       8,039,375
                                                                                                    ------------
           TELECOMMUNICATION EQUIPMENT (2.3%)
  10,000   Comverse Technology, Inc.*.............................................................     1,086,250
  40,000   QUALCOMM Inc.*.........................................................................     3,287,500
                                                                                                    ------------
                                                                                                       4,373,750
                                                                                                    ------------
           TOBACCO (2.3%)
 100,000   Philip Morris Companies, Inc...........................................................     4,400,000
                                                                                                    ------------

           TOTAL COMMON STOCKS
           (COST $148,062,288)....................................................................   177,463,794
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - CAPITAL GROWTH PORTFOLIO OF INVESTMENTS DECEMBER 31, 2000, CONTINUED

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
           SHORT-TERM INVESTMENT (a) (5.7%)
           U.S. GOVERNMENT AGENCY
 $10,600   Federal National Mortgage Assoc. 5.75% due 01/02/01
             (COST $10,598,307)...................................................................  $ 10,598,307
                                                                                                    ------------

TOTAL INVESTMENTS
(COST $158,660,595) (b) ..................................................................  100.7%    188,062,101

LIABILITIES IN EXCESS OF OTHER ASSETS.....................................................   (0.7)     (1,359,638)
                                                                                            -----   -------------

NET ASSETS................................................................................  100.0%  $ 186,702,463
                                                                                            -----   -------------
                                                                                            -----   -------------

---------------------

ADR  American Depository Receipt.
 *   Non-income producing security.
(a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $31,471,593 and the aggregate gross unrealized depreciation is $2,070,087, resulting in net unrealized appreciation of $29,401,506.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - GLOBAL DIVIDEND GROWTH PORTFOLIO OF INVESTMENTS DECEMBER 31, 2000

NUMBER OF
  SHARES                                                                               VALUE
------------------------------------------------------------------------------------------------
            COMMON STOCKS (95.8%)
            AUSTRALIA (3.2%)
            AIRLINES
 1,050,000  Qantas Airways Ltd....................................................  $  2,080,636
                                                                                    ------------
            CONTAINERS/PACKAGING
   700,000  Amcor Ltd.............................................................     2,050,533
                                                                                    ------------
            MAJOR BANKS
   250,000  Australia & New Zealand Banking Group Ltd.............................     2,007,807
   125,000  Commonwealth Bank of Australia........................................     2,157,485
                                                                                    ------------
                                                                                       4,165,292
                                                                                    ------------
            MAJOR TELECOMMUNICATIONS
   575,000  Telstra Corp., Ltd....................................................     2,062,666
                                                                                    ------------
            OIL & GAS PRODUCTION
   550,000  Santos Ltd............................................................     1,849,194
                                                                                    ------------
            TOTAL AUSTRALIA.......................................................    12,208,321
                                                                                    ------------

            BELGIUM (0.8%)
            FINANCIAL CONGLOMERATES
    95,000  Fortis (B Shares).....................................................     3,096,354
                                                                                    ------------

            CANADA (2.8%)
            ALUMINUM
    60,000  Alcan Aluminium Ltd...................................................     2,054,411
                                                                                    ------------
            FINANCIAL CONGLOMERATES
   155,000  EdperBrascan Corp. (Class A)..........................................     2,268,620
                                                                                    ------------
            MAJOR BANKS
    70,000  Toronto-Dominion Bank.................................................     2,028,072
                                                                                    ------------
            MAJOR TELECOMMUNICATIONS
    75,000  Telus Corp. (Non-Voting)..............................................     1,962,893
                                                                                    ------------
            OIL & GAS PIPELINES
    80,000  Enbridge Inc..........................................................     2,331,133
                                                                                    ------------
            TOTAL CANADA..........................................................    10,645,129
                                                                                    ------------

            FINLAND (1.4%)
            INFORMATION TECHNOLOGY SERVICES
   100,000  Tietoenator Oyj.......................................................     2,854,260
                                                                                    ------------
NUMBER OF
  SHARES                                                                               VALUE
------------------------------------------------------------------------------------------------
            TELECOMMUNICATION EQUIPMENT
    55,000  Nokia Oyj.............................................................  $  2,460,975
                                                                                    ------------

            TOTAL FINLAND.........................................................     5,315,235
                                                                                    ------------

            FRANCE (6.3%)
            AUTOMOTIVE AFTERMARKET
    85,000  Compagnie Generale des Etablissements Michelin (B Shares).............     3,086,698
                                                                                    ------------
            CONSTRUCTION MATERIALS
    34,500  Lafarge S.A...........................................................     2,902,161
                                                                                    ------------
            CONTAINERS/PACKAGING
    20,000  Compagnie de Saint-Gobain.............................................     3,151,932
                                                                                    ------------
            MAJOR BANKS
    32,000  BNP Paribas S.A.......................................................     2,818,464
    50,000  Societe Generale (Series A)...........................................     3,118,020
                                                                                    ------------
                                                                                       5,936,484
                                                                                    ------------
            MISCELLANEOUS MANUFACTURING
    55,000  Compagnie Generale d'Industrie et de Participations...................     2,616,405
                                                                                    ------------
            MULTI-LINE INSURANCE
    45,000  Assurances Generales de France........................................     3,136,860
                                                                                    ------------
            OIL REFINING/MARKETING
    20,000  Total Fina Elf S.A....................................................     2,984,256
                                                                                    ------------

            TOTAL FRANCE..........................................................    23,814,796
                                                                                    ------------

            GERMANY (5.3%)
            APPAREL/FOOTWEAR
    50,000  Adidas-Salomon AG.....................................................     3,108,600
                                                                                    ------------
            CHEMICALS: MAJOR DIVERSIFIED
    70,000  BASF AG...............................................................     3,194,793
    60,000  Bayer AG..............................................................     3,170,772
                                                                                    ------------
                                                                                       6,365,565
                                                                                    ------------
            INDUSTRIAL CONGLOMERATES
    50,000  E. ON AG..............................................................     3,052,080
   100,000  MAN AG................................................................     2,543,400
    20,000  Siemens AG............................................................     2,623,470
                                                                                    ------------
                                                                                       8,218,950
                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - GLOBAL DIVIDEND GROWTH PORTFOLIO OF INVESTMENTS DECEMBER 31, 2000, CONTINUED

NUMBER OF
  SHARES                                                                               VALUE
------------------------------------------------------------------------------------------------
            MOTOR VEHICLES
    55,000  DaimlerChrysler AG....................................................  $  2,341,812
                                                                                    ------------

            TOTAL GERMANY.........................................................    20,034,927
                                                                                    ------------

            HONG KONG (2.0%)
            ELECTRIC UTILITIES
   475,000  CLP Holdings Ltd......................................................     2,368,849
                                                                                    ------------
            REAL ESTATE DEVELOPMENT
   180,000  Cheung Kong (Holdings) Ltd............................................     2,301,864
   275,000  Sun Hung Kai Properties Ltd...........................................     2,741,116
                                                                                    ------------
                                                                                       5,042,980
                                                                                    ------------

            TOTAL HONG KONG.......................................................     7,411,829
                                                                                    ------------
            IRELAND (0.8%)
            MAJOR BANKS
   250,000  Allied Irish Banks PLC................................................     2,920,200
                                                                                    ------------
            ITALY (2.9%)
            COMMERCIAL PRINTING/FORMS
    26,040  Seat-Pagine Gialle SpA................................................        58,258
                                                                                    ------------
            MAJOR BANKS
   175,000  San Paolo -- IMI SpA..................................................     2,838,717
   500,000  Unicredito Italiano SpA...............................................     2,623,470
                                                                                    ------------
                                                                                       5,462,187
                                                                                    ------------
            MAJOR TELECOMMUNICATIONS
   465,000  Telecom Italia SpA....................................................     2,803,392
                                                                                    ------------
            WIRELESS COMMUNICATIONS
   550,000  Telecom Italia Mobile SpA.............................................     2,409,165
                                                                                    ------------
            TOTAL ITALY...........................................................    10,733,002
                                                                                    ------------

            JAPAN (10.1%)
            BEVERAGES: ALCOHOLIC
   270,000  Kirin Brewery Co., Ltd................................................     2,413,368
                                                                                    ------------
            DEPARTMENT STORES
   180,000  Marui Co., Ltd........................................................     2,712,975
                                                                                    ------------
            ELECTRICAL PRODUCTS
   200,000  Matsushita Electric Works, Ltd........................................     2,266,492
                                                                                    ------------
NUMBER OF
  SHARES                                                                               VALUE
------------------------------------------------------------------------------------------------
            ELECTRONIC COMPONENTS
    22,000  TDK Corp..............................................................  $  2,137,527
                                                                                    ------------
            ELECTRONIC EQUIPMENT/INSTRUMENTS
    17,000  Kyocera Corp..........................................................     1,852,250
    85,000  Matsushita Electric Industrial Co., Ltd...............................     2,027,523
   115,000  NEC Corp..............................................................     2,100,044
                                                                                    ------------
                                                                                       5,979,817
                                                                                    ------------
            ELECTRONICS/APPLIANCES
   190,000  Sharp Corp............................................................     2,287,636
    32,000  Sony Corp.............................................................     2,208,825
                                                                                    ------------
                                                                                       4,496,461
                                                                                    ------------
            FINANCE/RENTAL/LEASING
    30,000  Acom Co., Ltd.........................................................     2,209,699
                                                                                    ------------
            MOTOR VEHICLES
    70,000  Honda Motor Co........................................................     2,605,505
    60,000  Toyota Motor Corp.....................................................     1,913,499
                                                                                    ------------
                                                                                       4,519,004
                                                                                    ------------
            PHARMACEUTICALS: MAJOR
    40,500  Takeda Chemical Industries, Ltd.......................................     2,392,136
                                                                                    ------------
            PHARMACEUTICALS: OTHER
    90,000  Taisho Pharmaceutical Co., Ltd........................................     2,429,882
                                                                                    ------------
            RECREATIONAL PRODUCTS
    14,000  Nintendo Co., Ltd.....................................................     2,200,612
                                                                                    ------------
            TOBACCO
       320  Japan Tobacco, Inc....................................................     2,477,239
                                                                                    ------------
            WIRELESS COMMUNICATIONS
        90  NTT DoCoMo, Inc.......................................................     1,549,148
                                                                                    ------------

            TOTAL JAPAN...........................................................    37,784,360
                                                                                    ------------

            NETHERLANDS (3.8%)
            CHEMICALS: SPECIALTY
    90,000  DSM NV................................................................     3,163,142
                                                                                    ------------
            ELECTRONIC EQUIPMENT/INSTRUMENTS
    63,050  Koninklijke (Royal) Philips Electronics NV............................     2,317,519
                                                                                    ------------
            FINANCIAL CONGLOMERATES
    35,000  ING Groep NV..........................................................     2,805,087
                                                                                    ------------
            FINANCIAL PUBLISHING/SERVICES
   110,000  Wolters Kluwer NV.....................................................     3,009,125
                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - GLOBAL DIVIDEND GROWTH PORTFOLIO OF INVESTMENTS DECEMBER 31, 2000, CONTINUED

NUMBER OF
  SHARES                                                                               VALUE
------------------------------------------------------------------------------------------------
            FOOD: MAJOR DIVERSIFIED
    45,000  Unilever NV...........................................................  $  2,857,086
                                                                                    ------------
            TOTAL NETHERLANDS.....................................................    14,151,959
                                                                                    ------------

            PORTUGAL (0.7%)
            MAJOR TELECOMMUNICATIONS
   295,000  Portugal Telecom S.A. (Registered Shares).............................     2,706,649
                                                                                    ------------

            SINGAPORE (1.2%)
            AIRLINES
   240,000  Singapore Airlines Ltd................................................     2,380,623
                                                                                    ------------
            MAJOR BANKS
   200,000  DBS Group Holdings Ltd................................................     2,260,669
                                                                                    ------------

            TOTAL SINGAPORE.......................................................     4,641,292
                                                                                    ------------

            SPAIN (2.2%)
            ELECTRIC UTILITIES
   225,000  Iberdrola S.A.........................................................     2,829,533
                                                                                    ------------
            MAJOR BANKS
   275,000  Banco Santander Central Hispano, S.A..................................     2,953,170
                                                                                    ------------
            OIL REFINING/MARKETING
   150,000  Repsol-YPF, S.A.......................................................     2,404,926
                                                                                    ------------
            TOTAL SPAIN...........................................................     8,187,629
                                                                                    ------------

            SWEDEN (2.7%)
            ELECTRONICS/APPLIANCES
   175,000  Electrolux AB (Series B)..............................................     2,275,743
                                                                                    ------------
            ENGINEERING & CONSTRUCTION
    62,000  Skanska AB (B Shares).................................................     2,566,879
                                                                                    ------------
            INDUSTRIAL MACHINERY
   115,000  Sandvik AB (B Shares).................................................     2,771,231
                                                                                    ------------
            REGIONAL BANKS
   350,000  Nordea AB.............................................................     2,656,582
                                                                                    ------------
            TOTAL SWEDEN..........................................................    10,270,435
                                                                                    ------------
            SWITZERLAND (6.5%)
            CHEMICALS: AGRICULTURAL
     2,500  Syngenta AG*..........................................................       134,876
                                                                                    ------------
NUMBER OF
  SHARES                                                                               VALUE
------------------------------------------------------------------------------------------------
            FOOD: MAJOR DIVERSIFIED
     1,800  Nestle S.A. (Registered Shares).......................................  $  4,219,273
                                                                                    ------------
            MAJOR BANKS
    25,000  UBS AG (Registered Shares)............................................     4,100,521
                                                                                    ------------
            MAJOR TELECOMMUNICATIONS
    15,000  Swisscom AG (Registered Shares).......................................     3,920,687
                                                                                    ------------
            OTHER CONSUMER SPECIALTIES
     1,300  Compagnie Financiere Richemont AG (Series A)..........................     3,494,667
                                                                                    ------------
            PHARMACEUTICALS: MAJOR
     2,300  Novartis AG (Registered Shares).......................................     4,086,258
                                                                                    ------------
            PROPERTY -- CASUALTY INSURERS
     1,780  Swiss Re..............................................................     4,288,292
                                                                                    ------------

            TOTAL SWITZERLAND.....................................................    24,244,574
                                                                                    ------------

            UNITED KINGDOM (12.0%)
            AEROSPACE & DEFENSE
   450,000  BAE Systems PLC.......................................................     2,570,077
                                                                                    ------------
            AIRLINES
   495,000  British Airways PLC...................................................     2,889,991
                                                                                    ------------
            APPAREL/FOOTWEAR RETAIL
   250,000  Next PLC..............................................................     3,008,889
                                                                                    ------------
            BEVERAGES: ALCOHOLIC
   290,000  Bass PLC..............................................................     3,160,791
   275,000  Diageo PLC............................................................     3,083,644
                                                                                    ------------
                                                                                       6,244,435
                                                                                    ------------
            CONSTRUCTION MATERIALS
   430,000  Hanson PLC............................................................     2,950,879
                                                                                    ------------
            ELECTRIC UTILITIES
   325,000  PowerGen PLC..........................................................     3,070,935
   285,000  United Utilities PLC..................................................     2,833,588
                                                                                    ------------
                                                                                       5,904,523
                                                                                    ------------
            ELECTRONIC COMPONENTS
   850,000  Cookson Group PLC.....................................................     2,236,669
                                                                                    ------------
            FINANCIAL CONGLOMERATES
   150,000  HSBC Holdings PLC.....................................................     2,221,097
                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - GLOBAL DIVIDEND GROWTH PORTFOLIO OF INVESTMENTS DECEMBER 31, 2000, CONTINUED

NUMBER OF
  SHARES                                                                               VALUE
------------------------------------------------------------------------------------------------
            MAJOR BANKS
   130,000  Royal Bank of Scotland Group PLC......................................  $  3,074,823
                                                                                    ------------
            MAJOR TELECOMMUNICATIONS
   250,000  British Telecommunications PLC........................................     2,137,993
                                                                                    ------------
            MOVIES/ENTERTAINMENT
 1,150,000  Rank Group PLC........................................................     3,008,889
                                                                                    ------------
            STEEL
 2,850,000  Corus Group PLC.......................................................     3,004,030
                                                                                    ------------
            TOBACCO
   365,000  British American Tobacco PLC..........................................     2,781,764
                                                                                    ------------
            WATER UTILITIES
   257,000  Severn Trent PLC......................................................     2,858,751
                                                                                    ------------

            TOTAL UNITED KINGDOM..................................................    44,892,810
                                                                                    ------------

            UNITED STATES (31.1%)
            ALUMINUM
   110,000  Alcoa, Inc............................................................     3,685,000
                                                                                    ------------
            CHEMICALS: MAJOR DIVERSIFIED
   110,000  Dow Chemical Co.......................................................     4,028,750
                                                                                    ------------
            COAL
    90,000  Massey Energy Co......................................................     1,147,500
                                                                                    ------------
            COMPUTER PROCESSING HARDWARE
   200,000  Compaq Computer Corp..................................................     3,010,000
    95,000  Hewlett-Packard Co....................................................     2,998,437
    35,000  International Business Machines Corp..................................     2,975,000
                                                                                    ------------
                                                                                       8,983,437
                                                                                    ------------
            DEPARTMENT STORES
   105,000  Sears, Roebuck & Co...................................................     3,648,750
                                                                                    ------------
            DISCOUNT STORES
   115,000  Target Corp...........................................................     3,708,750
    10,474  Visteon Corp..........................................................       120,451
                                                                                    ------------
                                                                                       3,829,201
                                                                                    ------------
            ELECTRIC UTILITIES
    55,000  FPL Group, Inc........................................................     3,946,250
   105,000  GPU, Inc..............................................................     3,865,312
                                                                                    ------------
                                                                                       7,811,562
                                                                                    ------------
            ELECTRONIC EQUIPMENT/INSTRUMENTS
    12,586  Agilent Technologies, Inc.*...........................................       689,083
                                                                                    ------------
NUMBER OF
  SHARES                                                                               VALUE
------------------------------------------------------------------------------------------------
            ENGINEERING & CONSTRUCTION
    90,000  Fluor Corp.*..........................................................  $  2,975,625
                                                                                    ------------
            FINANCIAL CONGLOMERATES
    66,006  Citigroup, Inc........................................................     3,370,431
                                                                                    ------------
            FOOD RETAIL
   125,000  Albertson's, Inc......................................................     3,312,500
                                                                                    ------------
            INDUSTRIAL CONGLOMERATES
    70,000  Honeywell International, Inc..........................................     3,311,875
    30,000  Minnesota Mining & Manufacturing Co...................................     3,615,000
                                                                                    ------------
                                                                                       6,926,875
                                                                                    ------------
            INFORMATION TECHNOLOGY SERVICES
    60,000  Electronic Data Systems Corp..........................................     3,465,000
                                                                                    ------------
            INTEGRATED OIL
    45,000  Chevron Corp..........................................................     3,799,688
                                                                                    ------------
            MAJOR BANKS
    85,000  Bank of America Corp..................................................     3,899,375
   135,000  KeyCorp...............................................................     3,780,000
                                                                                    ------------
                                                                                       7,679,375
                                                                                    ------------
            MAJOR TELECOMMUNICATIONS
    65,000  SBC Communications, Inc...............................................     3,103,750
   140,000  Sprint Corp. (FON Group)..............................................     2,843,750
    62,000  Verizon Communications Inc............................................     3,107,750
                                                                                    ------------
                                                                                       9,055,250
                                                                                    ------------
            MOTOR VEHICLES
   139,854  Ford Motor Co.........................................................     3,277,828
                                                                                    ------------
            OIL REFINING/MARKETING
   110,000  Ashland, Inc..........................................................     3,947,900
   130,000  USX-Marathon Group....................................................     3,607,500
                                                                                    ------------
                                                                                       7,555,400
                                                                                    ------------
            OTHER METALS/MINERALS
    67,000  Phelps Dodge Corp.....................................................     3,739,438
                                                                                    ------------
            PACKAGED SOFTWARE
   170,000  Computer Associates International, Inc................................     3,315,000
                                                                                    ------------
            PHARMACEUTICALS: MAJOR
    50,000  Bristol-Myers Squibb Co...............................................     3,696,875
                                                                                    ------------
            PULP & PAPER
    90,000  International Paper Co................................................     3,673,125
                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - GLOBAL DIVIDEND GROWTH PORTFOLIO OF INVESTMENTS DECEMBER 31, 2000, CONTINUED

NUMBER OF
  SHARES                                                                               VALUE
------------------------------------------------------------------------------------------------
            RECREATIONAL PRODUCTS
    80,000  Eastman Kodak Co......................................................  $  3,150,000
                                                                                    ------------
            SAVINGS BANKS
    75,000  Washington Mutual, Inc................................................     3,979,688
                                                                                    ------------
            SEMICONDUCTORS
    90,000  Intel Corp............................................................     2,722,500
                                                                                    ------------
            TOBACCO
    85,000  Philip Morris Companies, Inc..........................................     3,740,000
                                                                                    ------------
            TRUCKS/CONSTRUCTION/FARM MACHINERY
    83,000  Deere & Co............................................................     3,802,437
                                                                                    ------------

            TOTAL UNITED STATES...................................................   117,060,318
                                                                                    ------------

            TOTAL COMMON STOCKS
            (COST $334,241,946)...................................................   360,119,819
                                                                                    ------------

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                              VALUE
------------------------------------------------------------------------------------------------
            SHORT-TERM INVESTMENT (a) (3.6%)
            U.S. GOVERNMENT AGENCY
$   13,500  Federal National Mortgage Assoc. 5.75% due 01/02/01
              (COST $13,497,844)..................................................  $ 13,497,844
                                                                                    ------------

TOTAL INVESTMENTS
(COST $347,739,790) (b) ..................................................................   99.4%    373,617,663

OTHER ASSETS IN EXCESS OF LIABILITIES ....................................................    0.6       2,362,989
                                                                                            -----   -------------
NET ASSETS................................................................................  100.0%  $ 375,980,652
                                                                                            -----   -------------
                                                                                            -----   -------------

---------------------

 *   Non-income producing security.
(a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $56,079,400 and the aggregate gross unrealized depreciation is $30,201,527, resulting in net unrealized appreciation of $25,877,873.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT DECEMBER 31, 2000:

CONTRACTS TO  IN EXCHANGE    DELIVERY    UNREALIZED
  DELIVER         FOR          DATE     DEPRECIATION
-----------------------------------------------------
GBP  271,593    $401,333    01/02/2001    $ (4,726)
GBP  632,928    $937,215    01/03/2001      (9,076)
                                          --------
      Net unrealized depreciation.....    $(13,802)
                                          ========

CURRENCY ABBREVIATION:
------------------------

GBP  British Pound.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENTS SERIES - GLOBAL DIVIDEND GROWTH SUMMARY OF INVESTMENTS DECEMBER 31, 2000

                                                                                                  PERCENT OF
INDUSTRY                                                                               VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------
Aerospace & Defense...............................................................  $  2,570,077      0.7%
Airlines..........................................................................     7,351,250      2.0
Aluminum..........................................................................     5,739,411      1.5
Apparel/Footwear..................................................................     3,108,600      0.8
Apparel/Footwear Retail...........................................................     3,008,889      0.8
Automotive Aftermarket............................................................     3,086,698      0.8
Beverages: Alcoholic..............................................................     8,657,803      2.3
Chemicals: Agricultural...........................................................       134,875      0.0
Chemicals: Major Diversified......................................................    10,394,315      2.8
Chemicals: Specialty..............................................................     3,163,142      0.8
Coal..............................................................................     1,147,500      0.3
Commercial Printing/Forms.........................................................        58,258      0.0
Computer Processing Hardware......................................................     8,983,437      2.4
Construction Materials............................................................     5,853,040      1.6
Containers/Packaging..............................................................     5,202,465      1.4
Department Stores.................................................................     6,361,725      1.7
Discount Stores...................................................................     3,829,201      1.0
Electric Utilities................................................................    18,914,468      5.0
Electrical Products...............................................................     2,266,492      0.6
Electronic Components.............................................................     4,374,197      1.2
Electronic Equipment/Instruments..................................................     8,986,419      2.4
Electronics/Appliances............................................................     6,772,204      1.8
Engineering & Construction........................................................     5,542,504      1.5
Finance/Rental/Leasing............................................................     2,209,699      0.6
Financial Conglomerates...........................................................    13,761,590      3.7
Financial Publishing/Services.....................................................     3,009,125      0.8
Food Retail.......................................................................     3,312,500      0.9
Food: Major Diversified...........................................................     7,076,359      1.9
Industrial Conglomerates..........................................................    15,145,825      4.0
Industrial Machinery..............................................................     2,771,231      0.7
Information Technology Services...................................................     6,319,260      1.7
Integrated Oil....................................................................     3,799,687      1.0
Major Banks.......................................................................    40,580,794     10.8
Major Telecommunications..........................................................    24,649,529      6.6
                                                                                                  PERCENT OF
INDUSTRY                                                                               VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------
Motor Vehicles....................................................................  $ 10,138,644      2.7%
Movies/Entertainment..............................................................     3,008,889      0.8
Multi-Line Insurance..............................................................     3,136,860      0.8
Miscellaneous Manufacturing.......................................................     2,616,405      0.7
Oil & Gas Pipelines...............................................................     2,331,133      0.6
Oil & Gas Production..............................................................     1,849,193      0.5
Oil Refining/Marketing............................................................    12,944,582      3.4
Other Consumer Specialties........................................................     3,494,667      0.9
Other Metals/Minerals.............................................................     3,739,437      1.0
Packaged Software.................................................................     3,315,000      0.9
Pharmaceuticals: Major............................................................    10,175,270      2.7
Pharmaceuticals: Other............................................................     2,429,882      0.6
Property - Casualty Insurers......................................................     4,288,292      1.1
Pulp & Paper......................................................................     3,673,125      1.0
Real Estate Development...........................................................     5,042,980      1.3
Recreational Products.............................................................     5,350,612      1.4
Regional Banks....................................................................     2,656,582      0.7
Savings Banks.....................................................................     3,979,688      1.1
Semiconductors....................................................................     2,722,500      0.7
Steel.............................................................................     3,004,030      0.8
Telecommunication Equipment.......................................................     2,460,975      0.7
Tobacco...........................................................................     8,999,003      2.4
Trucks/Construction/Farm Machinery................................................     3,802,437      1.0
U.S. Government Agency............................................................    13,497,844      3.6
Water Utilities...................................................................     2,858,751      0.8
Wireless Communications...........................................................     3,958,313      1.1
                                                                                    ------------    -----
                                                                                    $373,617,663     99.4%
                                                                                    ------------    -----
                                                                                    ------------    -----

                                                                                                  PERCENT OF
TYPE OF INVESTMENT                                                                     VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------
Common Stocks.....................................................................  $360,119,819     95.8%
Short-Term Investment.............................................................    13,497,844      3.6
                                                                                    ------------    -----
                                                                                    $373,617,663     99.4%
                                                                                    ------------    -----
                                                                                    ------------    -----

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - EUROPEAN GROWTH PORTFOLIO OF INVESTMENTS DECEMBER 31, 2000

NUMBER OF
  SHARES                                                                               VALUE
------------------------------------------------------------------------------------------------
            COMMON AND PREFERRED STOCKS (96.5%)
            DENMARK (0.4%)
            SPECIALTY TELECOMMUNICATIONS
    49,770  Tele Danmark AS.......................................................  $  2,036,508
                                                                                    ------------

            FINLAND (4.7%)
            TELECOMMUNICATION EQUIPMENT
   545,780  Nokia Oyj.............................................................    24,420,926
                                                                                    ------------

            FRANCE (12.2%)
            ELECTRONICS/APPLIANCES
    35,882  Thomson Multimedia*...................................................     1,684,634
                                                                                    ------------
            HOME IMPROVEMENT CHAINS
    28,610  Castorama Dubois Investissement.......................................     7,438,371
                                                                                    ------------
            MAJOR BANKS
    98,420  BNP Paribas S.A.......................................................     8,668,538
                                                                                    ------------
            MULTI-LINE INSURANCE
    81,096  AXA...................................................................    11,764,435
                                                                                    ------------
            OIL REFINING/MARKETING
    58,512  Total Fina Elf........................................................     8,730,740
                                                                                    ------------
            PHARMACEUTICALS: MAJOR
   167,186  Aventis S.A...........................................................    14,725,241
                                                                                    ------------
            SEMICONDUCTORS
   160,340  STMicroelectronics NV.................................................     7,023,373
                                                                                    ------------
            TELECOMMUNICATION EQUIPMENT
    55,185  Alcatel...............................................................     3,145,048
                                                                                    ------------
            TOTAL FRANCE..........................................................    63,180,380
                                                                                    ------------
            GERMANY (5.2%)
            AIR FREIGHT/COURIERS
   225,113  Deutsche Post AG*.....................................................     4,858,213
                                                                                    ------------
            APPAREL/FOOTWEAR
     8,674  Hugo Boss AG (Pref.)..................................................     2,328,709
                                                                                    ------------
            CHEMICALS: MAJOR DIVERSIFIED
    59,943  Bayer AG..............................................................     3,167,760
                                                                                    ------------
            MAJOR BANKS
    70,985  Deutsche Bank AG (Registered Shares)..................................     5,937,867
   182,523  Dresdner Bank AG......................................................     7,960,668
                                                                                    ------------
                                                                                      13,898,535
                                                                                    ------------
NUMBER OF
  SHARES                                                                               VALUE
------------------------------------------------------------------------------------------------
            PACKAGED SOFTWARE
    23,666  SAP AG................................................................  $  2,759,919
                                                                                    ------------

            TOTAL GERMANY.........................................................    27,013,136
                                                                                    ------------

            ITALY (5.8%)
            CONSUMER SUNDRIES
   132,400  Luxottica Group SpA (ADR).............................................     1,820,500
                                                                                    ------------
            INTEGRATED OIL
 1,915,480  ENI SpA*..............................................................    12,269,798
                                                                                    ------------
            MAJOR BANKS
 1,219,400  Banca Intesa SpA......................................................     5,881,215
   917,420  Unicredito Italiano SpA...............................................     4,813,648
                                                                                    ------------
                                                                                      10,694,863
                                                                                    ------------
            MAJOR TELECOMMUNICATIONS
   456,760  Telecom Italia SpA....................................................     5,068,556
                                                                                    ------------

            TOTAL ITALY...........................................................    29,853,717
                                                                                    ------------

            NETHERLANDS (11.8%)
            APPAREL/FOOTWEAR
    56,260  Gucci Group NV........................................................     4,902,215
                                                                                    ------------
            ELECTRONIC EQUIPMENT/INSTRUMENTS
   503,905  Koninklijke (Royal) Philips Electronics NV............................    18,521,956
                                                                                    ------------
            ELECTRONIC PRODUCTION EQUIPMENT
   305,540  ASM Lithography Holding NV*...........................................     6,962,334
                                                                                    ------------
            FINANCIAL CONGLOMERATES
   224,370  Fortis (NL) NV........................................................     7,312,936
                                                                                    ------------
            FOOD RETAIL
   261,413  Koninklijke Ahold NV..................................................     8,461,186
                                                                                    ------------
            INFORMATION TECHNOLOGY SERVICES
   464,810  Getronics NV..........................................................     2,740,947
                                                                                    ------------
            INTEGRATED OIL
   198,930  Royal Dutch Petroleum Co..............................................    12,229,206
                                                                                    ------------

            TOTAL NETHERLANDS.....................................................    61,130,780
                                                                                    ------------

            PORTUGAL (0.5%)
            MAJOR TELECOMMUNICATIONS
   288,200  Portugal Telecom, S.A. (Registered Shares)............................     2,644,258
                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - EUROPEAN GROWTH PORTFOLIO OF INVESTMENTS DECEMBER 31, 2000, CONTINUED

NUMBER OF
  SHARES                                                                               VALUE
------------------------------------------------------------------------------------------------
            SPAIN (3.7%)
            MAJOR BANKS
   409,665  Banco Bilbao Vizcaya Argentaria, S.A..................................  $  6,116,585
                                                                                    ------------
            MAJOR TELECOMMUNICATIONS
   454,463  Telefonica S.A. *.....................................................     7,534,633
                                                                                    ------------
            OTHER CONSUMER SERVICES
   748,600  Amadeus Global Travel Distribution S.A. (A Shares)....................     5,570,932
                                                                                    ------------
            TOTAL SPAIN...........................................................    19,222,150
                                                                                    ------------
            SWEDEN (3.3%)
            INDUSTRIAL MACHINERY
   363,591  Assa Abloy AB (Series B)..............................................     7,121,289
                                                                                    ------------
            REGIONAL BANKS
 1,353,770  Nordea AB.............................................................    10,275,430
                                                                                    ------------
            TOTAL SWEDEN..........................................................    17,396,719
                                                                                    ------------
            SWITZERLAND (10.6%)
            CHEMICALS: AGRICULTURAL
    46,529  Syngenta AG*..........................................................     2,510,222
                                                                                    ------------
            FOOD: MAJOR DIVERSIFIED
     5,547  Nestle S.A. (Registered Shares).......................................    13,002,394
                                                                                    ------------
            MAJOR BANKS
    69,920  UBS AG (Registered Shares)............................................    11,468,337
                                                                                    ------------
            OTHER CONSUMER SPECIALTIES
     1,879  Compagnie Financiere Richemont AG (Series A)..........................     5,051,138
                                                                                    ------------
            PERSONNEL SERVICES
     6,460  Adecco S.A. (Registered Shares).......................................     4,086,072
                                                                                    ------------
            PHARMACEUTICALS: MAJOR
     8,841  Novartis AG (Registered Shares).......................................    15,707,221
       329  Roche Holdings AG.....................................................     3,368,343
                                                                                    ------------
                                                                                      19,075,564
                                                                                    ------------
            TOTAL SWITZERLAND.....................................................    55,193,727
                                                                                    ------------
NUMBER OF
  SHARES                                                                               VALUE
------------------------------------------------------------------------------------------------

            UNITED KINGDOM (38.3%)
            ADVERTISING/MARKETING SERVICES
   466,890  WPP Group PLC.........................................................  $  6,086,972
                                                                                    ------------
            BEVERAGES: ALCOHOLIC
   852,570  Allied Domecq PLC.....................................................     5,634,074
   678,670  Diageo PLC............................................................     7,610,096
                                                                                    ------------
                                                                                      13,244,170
                                                                                    ------------
            CATALOG/SPECIALTY DISTRIBUTION
   849,700  Great Universal Stores PLC............................................     6,675,881
                                                                                    ------------
            FOOD RETAIL
 1,164,844  Tesco PLC.............................................................     4,750,100
                                                                                    ------------
            FOOD: SPECIALTY/CANDY
 1,062,800  Cadbury Schweppes PLC.................................................     7,357,034
                                                                                    ------------
            GAS DISTRIBUTORS
   585,376  Lattice Group PLC*....................................................     1,321,546
                                                                                    ------------
            INDUSTRIAL CONGLOMERATES
   661,292  Smiths Group PLC......................................................     7,988,677
                                                                                    ------------
            INTEGRATED OIL
   958,560  BP Amoco PLC..........................................................     7,738,973
                                                                                    ------------
            LIFE/HEALTH INSURANCE
   864,520  Prudential Corp.......................................................    13,920,697
                                                                                    ------------
            MAJOR BANKS
   339,260  Barclays PLC..........................................................    10,509,756
                                                                                    ------------
            MAJOR TELECOMMUNICATIONS
 1,662,350  British Telecommunications PLC........................................    14,216,371
                                                                                    ------------
            MISCELLANEOUS COMMERCIAL SERVICES
 2,187,800  Rentokil Initial PLC..................................................     7,555,963
                                                                                    ------------
            OIL & GAS PIPELINES
   569,476  BG Group PLC..........................................................     2,230,730
                                                                                    ------------
            PHARMACEUTICALS: MAJOR
   207,034  AstraZeneca Group PLC.................................................    10,329,722
   756,262  GlaxoSmithKline PLC*..................................................    21,369,987
                                                                                    ------------
                                                                                      31,699,709
                                                                                    ------------
            PUBLISHING: BOOKS/MAGAZINES
   254,650  EMAP PLC..............................................................     3,247,603
   901,901  Reed International PLC................................................     9,439,025
                                                                                    ------------
                                                                                      12,686,628
                                                                                    ------------
            REGIONAL BANKS
 1,640,410  Egg PLC*..............................................................     2,992,144
                                                                                    ------------
            RESTAURANTS
 1,039,971  Granada Compass PLC*..................................................    11,327,160
                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - EUROPEAN GROWTH PORTFOLIO OF INVESTMENTS DECEMBER 31, 2000, CONTINUED

NUMBER OF
  SHARES                                                                               VALUE
------------------------------------------------------------------------------------------------
            TOBACCO
   253,500  Imperial Tobacco Group PLC............................................  $  2,639,790
                                                                                    ------------
            WIRELESS COMMUNICATIONS
 9,164,953  Vodafone AirTouch PLC.................................................    33,639,690
                                                                                    ------------

            TOTAL UNITED KINGDOM..................................................   198,581,991
                                                                                    ------------

            TOTAL COMMON AND PREFERRED STOCKS
            (COST $434,522,847)...................................................   500,674,292
                                                                                    ------------

PRINCIPAL
AMOUNT IN
THOUSANDS
----------
            SHORT-TERM INVESTMENT (a) (3.0%)
            U.S. GOVERNMENT AGENCY
$   15,500  Federal National Mortgage Assoc.
              5.75% due 01/02/01
              (COST $15,497,524)..................................................    15,497,524
                                                                                    ------------

TOTAL INVESTMENTS
(COST $450,020,371) (b)...................................................................   99.5%    516,171,816

OTHER ASSETS IN EXCESS OF LIABILITIES.....................................................    0.5       2,773,315
                                                                                            -----   -------------

NET ASSETS................................................................................  100.0%  $ 518,945,131
                                                                                            -----   -------------
                                                                                            -----   -------------

---------------------

ADR  American Depository Receipt.
 *   Non-income producing security.
(a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $87,343,682 and the aggregate gross unrealized depreciation is $21,192,237, resulting in net unrealized appreciation of $66,151,445.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT DECEMBER 31, 2000:

                                           UNREALIZED
 CONTRACTS TO    IN EXCHANGE    DELIVERY  APPRECIATION/
   DELIVER           FOR          DATE    DEPRECIATION
-------------------------------------------------------
EUR   2,925,765 SEK  25,000,000 01/05/01    $(101,730)
EUR   4,112,808 SEK  35,000,000 01/05/01     (158,195)
EUR   3,994,195 CHF   6,000,000 01/05/01      (40,713)
SEK 124,000,000 EUR  14,269,702 01/05/01      276,453
GBP  17,000,000 EUR  27,801,718 01/05/01      778,427
CHF   8,500,000 EUR   5,649,492 01/05/01       49,242
EUR   2,913,617 SEK  25,000,000 01/05/01      (90,283)
EUR   4,413,762 SEK  39,000,000 01/05/01      (16,944)
EUR  27,243,590 GBP  17,000,000 01/05/01     (252,488)
EUR   1,641,928 CHF   2,500,000 01/05/01        4,069
SEK  80,000,000 EUR   9,058,894 02/02/01       33,832
CHF   4,000,000 EUR   2,629,935 02/02/01       (6,842)
GBP  12,300,000 EUR  19,694,968 02/02/01      182,715
                                            ---------
      Net unrealized appreciation.......    $ 657,543
                                            =========

CURRENCY ABBREVIATIONS:
------------------------

GBP  British Pound.
EUR  Euro.
SEK  Swedish Krona.
CHF  Swiss Franc.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - EUROPEAN GROWTH SUMMARY OF INVESTMENTS DECEMBER 31, 2000

                                                                                                  PERCENT OF
INDUSTRY                                                                               VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------
Advertising/Marketing Services....................................................  $  6,086,972      1.2%
Air Freight/Couriers..............................................................     4,858,213      0.9
Apparel/Footwear..................................................................     7,230,924      1.4
Beverages: Alcoholic..............................................................    13,244,171      2.6
Catalog/Specialty Distribution....................................................     6,675,881      1.3
Chemicals: Agricultural...........................................................     2,510,222      0.5
Chemicals: Major Diversified......................................................     3,167,760      0.6
Consumer Sundries.................................................................     1,820,500      0.4
Electronic Equipment/Instruments..................................................    18,521,956      3.6
Electronic Production Equipment...................................................     6,962,334      1.3
Electronics/Appliances............................................................     1,684,634      0.3
Financial Conglomerates...........................................................     7,312,936      1.4
Food Retail.......................................................................    13,211,286      2.5
Food: Major Diversified...........................................................    13,002,394      2.5
Food: Specialty/Candy.............................................................     7,357,034      1.4
Gas Distributors..................................................................     1,321,545      0.3
Home Improvement Chains...........................................................     7,438,371      1.4
Industrial Conglomerates..........................................................     7,988,677      1.5
Industrial Machinery..............................................................     7,121,289      1.4
Information Technology Services...................................................     2,740,947      0.5
Integrated Oil....................................................................    32,237,977      6.2
Life/Health Insurance.............................................................    13,920,697      2.7
Major Banks.......................................................................    61,356,614     11.8
Major Telecommunications..........................................................    29,463,818      5.7
Miscellaneous Commercial Services.................................................     7,555,963      1.5
                                                                                                  PERCENT OF
INDUSTRY                                                                               VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------
Multi-Line Insurance..............................................................  $ 11,764,435      2.3%
Oil & Gas Pipelines...............................................................     2,230,730      0.4
Oil Refining/Marketing............................................................     8,730,739      1.7
Other Consumer Services...........................................................     5,570,932      1.1
Other Consumer Specialties........................................................     5,051,138      1.0
Packaged Software.................................................................     2,759,919      0.5
Personnel Services................................................................     4,086,072      0.8
Pharmaceuticals: Major............................................................    65,500,515     12.6
Publishing: Books/Magazines.......................................................    12,686,628      2.4
Regional Banks....................................................................    13,267,574      2.6
Restaurants.......................................................................    11,327,160      2.2
Semiconductors....................................................................     7,023,373      1.3
Specialty Telecommunications......................................................     2,036,508      0.4
Telecommunication Equipment.......................................................    27,565,974      5.3
Tobacco...........................................................................     2,639,790      0.5
U.S. Government Agency............................................................    15,497,524      3.0
Wireless Communications...........................................................    33,639,690      6.5
                                                                                    ------------    -----
                                                                                    $516,171,816     99.5%
                                                                                    ------------    -----
                                                                                    ------------    -----

                                                                                                  PERCENT OF
TYPE OF INVESTMENT                                                                     VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------
Common Stocks.....................................................................  $498,345,583     96.0%
Preferred Stock...................................................................     2,328,709      0.5
Short-Term Investment.............................................................    15,497,524      3.0
                                                                                    ------------    -----
                                                                                    $516,171,816     99.5%
                                                                                    ------------    -----
                                                                                    ------------    -----

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - PACIFIC GROWTH PORTFOLIO OF INVESTMENTS DECEMBER 31, 2000

NUMBER OF
 SHARES                                                                                                 VALUE
----------------------------------------------------------------------------------------------------------------
           COMMON AND PREFERRED STOCKS AND WARRANTS (97.8%)
           AUSTRALIA (5.9%)
           AIRLINES
  70,400   Qantas Airways Ltd......................................................................  $   139,502
                                                                                                     -----------
           BEVERAGES: ALCOHOLIC
  67,900   Foster's Brewing Group Ltd..............................................................      178,992
                                                                                                     -----------
           ELECTRONIC EQUIPMENT/INSTRUMENTS
  52,731   ERG Ltd.................................................................................       80,664
                                                                                                     -----------
           INFORMATION TECHNOLOGY SERVICES
  19,850   Solution 6 Holdings Ltd.................................................................       12,206
                                                                                                     -----------
           MAJOR BANKS
  10,250   Commonwealth Bank of Australia..........................................................      176,914
  25,550   National Australia Bank Ltd.............................................................      411,109
  41,700   Westpac Banking Corp., Ltd..............................................................      307,281
                                                                                                     -----------
                                                                                                         895,304
                                                                                                     -----------
           MAJOR TELECOMMUNICATIONS
 121,550   Telstra Corp. Ltd.......................................................................      436,030
                                                                                                     -----------
           MEDIA CONGLOMERATES
  66,650   News Corp., Ltd. (The)..................................................................      521,136
                                                                                                     -----------
           MEDICAL/NURSING SERVICES
  16,150   Sonic Healthcare Ltd....................................................................       79,013
                                                                                                     -----------
           MISCELLANEOUS COMMERCIAL SERVICES
   7,600   Brambles Industries Ltd.................................................................      178,273
                                                                                                     -----------
           OTHER METALS/MINERALS
  43,412   Broken Hill Proprietary Co., Ltd........................................................      459,600
  27,200   Rio Tinto Ltd...........................................................................      447,183
                                                                                                     -----------
                                                                                                         906,783
                                                                                                     -----------
           PHARMACEUTICALS: OTHER
   8,850   CSL Limited.............................................................................      193,063
                                                                                                     -----------
           PRECIOUS METALS
 137,900   Normandy Mining Ltd.....................................................................       74,707
                                                                                                     -----------
           REAL ESTATE DEVELOPMENT
  14,100   Lend Lease Corp., Ltd...................................................................      131,825
                                                                                                     -----------
           SPECIALTY TELECOMMUNICATIONS
  56,500   Davnet Limited..........................................................................       14,989
                                                                                                     -----------
           TOTAL AUSTRALIA.........................................................................    3,842,487
                                                                                                     -----------
NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------

           CHINA (1.2%)
           CHEMICALS: SPECIALTY
 850,000   China Petroleum & Chemical Corp.*.......................................................  $   132,945
                                                                                                     -----------
           ELECTRONIC COMPONENTS
 381,000   Great Wall Technology Co. (Class H).....................................................      124,555
                                                                                                     -----------
           INTEGRATED OIL
 522,000   PetroChina Co. Ltd......................................................................       86,998
                                                                                                     -----------
           MAJOR TELECOMMUNICATIONS
 276,000   China Unicom Ltd.*......................................................................      422,835
                                                                                                     -----------

           TOTAL CHINA.............................................................................      767,333
                                                                                                     -----------

           HONG KONG (13.2%)
           AIRLINES
 164,000   Cathay Pacific Airways, Ltd.............................................................      302,761
                                                                                                     -----------
           BROADCASTING
  41,000   Television Broadcasts Ltd...............................................................      215,507
                                                                                                     -----------
           COMPUTER PROCESSING HARDWARE
 245,000   Legend Holdings Ltd.....................................................................      153,906
                                                                                                     -----------
           ELECTRONIC PRODUCTION EQUIPMENT
  36,000   ASM Pacific Technology Ltd..............................................................       51,229
                                                                                                     -----------
           GAS DISTRIBUTORS
 216,200   Hong Kong & China Gas Co., Ltd..........................................................      317,362
                                                                                                     -----------
           INDUSTRIAL CONGLOMERATES
 177,900   Hutchison Whampoa, Ltd..................................................................    2,217,992
  79,700   Swire Pacific Ltd. (Class A)............................................................      572,190
                                                                                                     -----------
                                                                                                       2,790,182
                                                                                                     -----------
           INDUSTRIAL SPECIALTIES
 183,000   China Merchants Holdings International Co., Ltd.........................................      132,554
                                                                                                     -----------
           INTERNET SOFTWARE/SERVICES
 150,000   Timeless Software Ltd.*.................................................................       19,230
                                                                                                     -----------
           MAJOR BANKS
  24,300   Hang Seng Bank Ltd......................................................................      327,107
                                                                                                     -----------
           MISCELLANEOUS COMMERCIAL SERVICES
 207,000   Cosco Pacific Ltd.......................................................................      160,554
                                                                                                     -----------
           MISCELLANEOUS MANUFACTURING
 117,400   Johnson Electric Holdings Ltd...........................................................      179,858
                                                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - PACIFIC GROWTH PORTFOLIO OF INVESTMENTS DECEMBER 31, 2000, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           REAL ESTATE DEVELOPMENT
  67,000   Cheung Kong (Holdings) Ltd..............................................................  $   856,805
  15,000   Henderson Land Development Co., Ltd.....................................................       76,344
  61,000   Hong Kong Land Holdings Ltd.............................................................      135,420
  74,100   Sun Hung Kai Properties Ltd.............................................................      738,606
                                                                                                     -----------
                                                                                                       1,807,175
                                                                                                     -----------
           REGIONAL BANKS
  22,000   Dao Heng Bank Group Ltd.................................................................      125,510
                                                                                                     -----------
           SPECIALTY TELECOMMUNICATIONS
  65,000   Asia Satellite Telecommunications Holdings Ltd..........................................      134,997
 158,944   Pacific Century CyberWorks Ltd.*........................................................      101,885
                                                                                                     -----------
                                                                                                         236,882
                                                                                                     -----------
           WHOLESALE DISTRIBUTORS
  60,000   Citic Pacific Ltd.......................................................................      212,687
 237,600   Li & Fung Ltd...........................................................................      431,020
                                                                                                     -----------
                                                                                                         643,707
                                                                                                     -----------
           WIRELESS COMMUNICATIONS
 194,200   China Mobile Ltd.*......................................................................    1,060,604
  20,500   SmarTone Telecommunications Holdings Ltd................................................       29,567
                                                                                                     -----------
                                                                                                       1,090,171
                                                                                                     -----------

           TOTAL HONG KONG.........................................................................    8,553,695
                                                                                                     -----------
           INDIA (4.6%)
           CHEMICALS: SPECIALTY
  20,000   Reliance Industries Ltd.................................................................      145,027
                                                                                                     -----------
           COMPUTER PROCESSING HARDWARE
  15,000   Digital Equipment Ltd...................................................................      153,401
                                                                                                     -----------
           ELECTRICAL PRODUCTS
  30,500   Sterlite Industries Ltd.................................................................      100,308
                                                                                                     -----------
           ELECTRONIC EQUIPMENT/INSTRUMENTS
   1,000   Satyam Computer Service Ltd.............................................................        6,914
                                                                                                     -----------
           INFORMATION TECHNOLOGY SERVICES
   6,300   HCL Technologies Ltd.*..................................................................       72,359
   3,900   Infosys Technologies Ltd................................................................      475,971
                                                                                                     -----------
                                                                                                         548,330
                                                                                                     -----------
           MAJOR TELECOMMUNICATIONS
  30,270   Videsh Sanchar Nigam Ltd................................................................      193,825
                                                                                                     -----------
NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           MISCELLANEOUS COMMERCIAL SERVICES
  25,400   Aptech Ltd..............................................................................  $   203,743
   4,760   ASE Test Ltd. (ADR)*....................................................................       40,460
   6,450   NIIT Ltd................................................................................      219,410
                                                                                                     -----------
                                                                                                         463,613
                                                                                                     -----------
           MOTOR VEHICLES
   7,500   Hero Honda Motors Ltd...................................................................      140,206
                                                                                                     -----------
           PACKAGED SOFTWARE
   4,000   PSI Data Systems Ltd....................................................................       23,850
   1,000   Ramco Systems Ltd.*.....................................................................       17,127
   9,600   Software Solution Integrated Ltd........................................................      293,914
                                                                                                     -----------
                                                                                                         334,891
                                                                                                     -----------
           PHARMACEUTICALS: GENERIC DRUGS
   7,000   Dr. Reddy's Laboratories Ltd............................................................      190,565
                                                                                                     -----------
           SPECIALTY TELECOMMUNICATIONS
  29,700   Mahanagar Telephone Nigam Ltd...........................................................      113,781
  30,500   Sterlite Optical Technologies Ltd.*.....................................................      518,370
                                                                                                     -----------
                                                                                                         632,151
                                                                                                     -----------
           TRUCKS/CONSTRUCTION/FARM MACHINERY
  23,500   Escorts Ltd.............................................................................       67,811
                                                                                                     -----------

           TOTAL INDIA.............................................................................    2,977,042
                                                                                                     -----------

           INDONESIA (0.0%)
           INVESTMENT TRUSTS/MUTUAL FUNDS
 500,000   Batavia Investment Fund Ltd.*...........................................................      --
                                                                                                     -----------

           JAPAN (53.1%)
           BUILDING PRODUCTS
  65,000   Sanwa Shutter Corp......................................................................      130,057
                                                                                                     -----------
           CHEMICALS: SPECIALTY
 136,000   Daicel Chemical Industries, Ltd.........................................................      412,337
 100,000   Denki Kagaku Kogyo Kabushiki Kaisha.....................................................      343,381
  85,000   Kaneka Corp.............................................................................      802,840
 129,000   Mitsubishi Chemical Corp................................................................      339,266
  40,000   NIFCO Inc...............................................................................      373,962
  64,000   Shin-Etsu Polymer Co., Ltd..............................................................      347,820
                                                                                                     -----------
                                                                                                       2,619,606
                                                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - PACIFIC GROWTH PORTFOLIO OF INVESTMENTS DECEMBER 31, 2000, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           COMMERCIAL PRINTING/FORMS
  41,000   Dai Nippon Printing Co., Ltd............................................................  $   609,358
  14,000   Nissha Printing Co., Ltd................................................................       71,315
                                                                                                     -----------
                                                                                                         680,673
                                                                                                     -----------
           COMPUTER PERIPHERALS
  35,000   Mitsumi Electric Co., Ltd...............................................................      580,734
                                                                                                     -----------
           COMPUTER PROCESSING HARDWARE
  73,000   Fujitsu Ltd.............................................................................    1,074,111
                                                                                                     -----------
           ELECTRIC UTILITIES
  14,500   Tokyo Electric Power Co.................................................................      359,174
                                                                                                     -----------
           ELECTRICAL PRODUCTS
  24,000   Furukawa Electric Co....................................................................      418,349
                                                                                                     -----------
           ELECTRONIC COMPONENTS
  10,000   TDK Corp................................................................................      971,603
                                                                                                     -----------
           ELECTRONIC DISTRIBUTORS
  21,000   Ryosan Co., Ltd.........................................................................      357,798
                                                                                                     -----------
           ELECTRONIC EQUIPMENT/INSTRUMENTS
  30,000   Canon, Inc..............................................................................    1,048,493
   9,400   Kyocera Corp............................................................................    1,024,185
  49,000   Matsushita Electric Industrial Co., Ltd.................................................    1,168,807
  60,000   NEC Corp................................................................................    1,095,675
  60,000   Ricoh Co., Ltd..........................................................................    1,106,160
 165,000   Toshiba Corp............................................................................    1,101,442
                                                                                                     -----------
                                                                                                       6,544,762
                                                                                                     -----------
           ELECTRONICS/APPLIANCES
  15,400   Aiwa Co., Ltd...........................................................................      117,737
  65,000   Casio Computer Co., Ltd.................................................................      548,056
  17,900   Rinnai Corp.............................................................................      295,596
  17,500   Sony Corp...............................................................................    1,207,951
                                                                                                     -----------
                                                                                                       2,169,340
                                                                                                     -----------
           FINANCE/RENTAL/LEASING
  38,800   Hitachi Capital Corp. ..................................................................      737,353
                                                                                                     -----------
           FOOD RETAIL
  17,000   FamilyMart Co., Ltd.....................................................................      428,528
                                                                                                     -----------
           FOOD: MEAT/FISH/DAIRY
  26,000   Nippon Meat Packers, Inc................................................................      353,482
                                                                                                     -----------
           FOOD: SPECIALTY/CANDY
  18,000   House Foods Corp........................................................................      234,338
                                                                                                     -----------
           HOME BUILDING
  70,000   Sekisui Chemical Co., Ltd...............................................................      198,777
  56,000   Sekisui House Ltd.......................................................................      511,315
                                                                                                     -----------
                                                                                                         710,092
                                                                                                     -----------
NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           HOME FURNISHINGS
   6,000   Sangetsu Co., Ltd.......................................................................  $    79,161
                                                                                                     -----------
           INDUSTRIAL CONGLOMERATES
 120,000   Hitachi Ltd.............................................................................    1,067,366
                                                                                                     -----------
           INDUSTRIAL MACHINERY
  81,000   Amada Co., Ltd..........................................................................      601,573
  80,000   Daifuku Co., Ltd........................................................................      466,929
  44,000   Daikin Industries, Ltd..................................................................      845,784
  27,000   Fuji Machine Manufacturing Co., Ltd.....................................................      721,887
  60,000   Minebea Co., Ltd........................................................................      554,653
 135,000   Mitsubishi Heavy Industries, Ltd........................................................      587,418
 105,000   Tsubakimoto Chain Co....................................................................      315,596
                                                                                                     -----------
                                                                                                       4,093,840
                                                                                                     -----------
           INDUSTRIAL SPECIALTIES
  30,000   Fujitec Co., Ltd........................................................................      145,478
  43,000   Lintec Corp.............................................................................      384,351
                                                                                                     -----------
                                                                                                         529,829
                                                                                                     -----------
           MAJOR BANKS
  16,000   Bank of Tokyo-Mitsubishi, Ltd...........................................................      158,952
                                                                                                     -----------
           MAJOR TELECOMMUNICATIONS
     130   Nippon Telegraph & Telephone Corp.......................................................      934,819
                                                                                                     -----------
           MARINE SHIPPING
  20,000   Mitsubishi Logistics Corp...............................................................      174,749
                                                                                                     -----------
           MISCELLANEOUS MANUFACTURING
  46,000   Kurita Water Industries Ltd.............................................................      600,874
                                                                                                     -----------
           MOTOR VEHICLES
 116,000   Nissan Motor Co., Ltd.*.................................................................      666,911
  56,000   Suzuki Motor Corp.......................................................................      596,942
  21,300   Toyota Motor Corp.......................................................................      679,292
                                                                                                     -----------
                                                                                                       1,943,145
                                                                                                     -----------
           PHARMACEUTICALS: MAJOR
  32,000   Sankyo Co., Ltd.........................................................................      766,099
                                                                                                     -----------
           PHARMACEUTICALS: OTHER
  19,000   Ono Pharmaceutical Co., Ltd.............................................................      742,071
  20,000   Yamanouchi Pharmaceutical Co., Ltd......................................................      863,259
                                                                                                     -----------
                                                                                                       1,605,330
                                                                                                     -----------
           REAL ESTATE DEVELOPMENT
  42,000   Mitsubishi Estate Co., Ltd..............................................................      447,706
                                                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - PACIFIC GROWTH PORTFOLIO OF INVESTMENTS DECEMBER 31, 2000, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           RECREATIONAL PRODUCTS
  25,000   Fuji Photo Film Co., Ltd................................................................  $ 1,044,124
   7,800   Nintendo Co., Ltd.......................................................................    1,226,055
  44,000   Yamaha Corp.............................................................................      430,581
                                                                                                     -----------
                                                                                                       2,700,760
                                                                                                     -----------
           SEMICONDUCTORS
   3,700   Rohm Co. Ltd............................................................................      701,529
                                                                                                     -----------
           WHOLESALE DISTRIBUTORS
  36,000   Nagase & Co., Ltd.......................................................................      133,683
  18,000   Nissei Sangyo Co., Ltd..................................................................      193,447
                                                                                                     -----------
                                                                                                         327,130
                                                                                                     -----------
           TOTAL JAPAN.............................................................................   34,501,289
                                                                                                     -----------
           MALAYSIA (2.1%)
           BEVERAGES: ALCOHOLIC
  37,000   Carlsberg Brewery (Malaysia) Berhad.....................................................      107,091
                                                                                                     -----------
           CASINO/GAMING
  42,000   Tanjong PLC.............................................................................       79,016
                                                                                                     -----------
           ELECTRIC UTILITIES
  54,000   Tenaga Nasional Berhad..................................................................      164,820
                                                                                                     -----------
           MAJOR BANKS
  92,000   Malayan Banking Berhad..................................................................      326,799
                                                                                                     -----------
           MAJOR TELECOMMUNICATIONS
  65,000   Digi.com Berhad*........................................................................       83,121
  76,000   Telekom Malaysia Berhad.................................................................      225,970
                                                                                                     -----------
                                                                                                         309,091
                                                                                                     -----------
           REGIONAL BANKS
  38,000   Commerce Asset-Holdings Berhad..........................................................       81,489
  85,000   Public Bank Berhad......................................................................       65,755
                                                                                                     -----------
                                                                                                         147,244
                                                                                                     -----------
           TOBACCO
  25,400   British American Tobacco (Malaysia) Berhad..............................................      233,917
                                                                                                     -----------

           TOTAL MALAYSIA..........................................................................    1,367,978
                                                                                                     -----------

           SINGAPORE (5.2%)
           AIRLINES
  45,000   Singapore Airlines Ltd..................................................................      446,367
                                                                                                     -----------
NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           ELECTRONIC COMPONENTS
  39,600   Venture Manufacturing Ltd...............................................................  $   264,914
                                                                                                     -----------
           FINANCIAL CONGLOMERATES
  54,000   Keppel Corp., Ltd.......................................................................      105,260
                                                                                                     -----------
           MAJOR BANKS
  64,182   DBS Group Holdings Ltd..................................................................      725,471
                                                                                                     -----------
           MARINE SHIPPING
  71,000   Neptune Orient Lines Ltd.*..............................................................       55,686
  40,500   Sembcorp Logistics Ltd..................................................................      224,221
                                                                                                     -----------
                                                                                                         279,907
                                                                                                     -----------
           MISCELLANEOUS COMMERCIAL SERVICES
  66,000   SIA Engineering Co., Ltd.*..............................................................       51,003
                                                                                                     -----------
           MISCELLANEOUS MANUFACTURING
  60,000   Omni Industries Ltd.....................................................................       88,235
                                                                                                     -----------
           PROPERTY - CASUALTY INSURERS
  59,000   Pacific Century Region Developments Ltd.*...............................................       30,112
                                                                                                     -----------
           PUBLISHING: NEWSPAPERS
  21,019   Singapore Press Holdings Ltd............................................................      310,315
                                                                                                     -----------
           REAL ESTATE DEVELOPMENT
  64,000   Capitaland Ltd.*........................................................................      110,727
  30,400   City Developments Ltd...................................................................      141,130
                                                                                                     -----------
                                                                                                         251,857
                                                                                                     -----------
           REGIONAL BANKS
  51,086   Overseas - Chinese Banking Corp., Ltd...................................................      380,052
  35,544   Overseas Union Bank Ltd.................................................................      166,036
  22,000   United Overseas Bank Ltd................................................................      164,937
                                                                                                     -----------
                                                                                                         711,025
                                                                                                     -----------
           SEMICONDUCTORS
  32,000   Chartered Semiconductor Manufacturing Ltd.*.............................................       87,474
                                                                                                     -----------

           TOTAL SINGAPORE.........................................................................    3,351,940
                                                                                                     -----------

           SOUTH KOREA (6.8%)
           ADVERTISING/MARKETING SERVICES
   2,020   Cheil Communications Inc................................................................       98,848
                                                                                                     -----------
           CATALOG/SPECIALTY DISTRIBUTION
   1,490   LG Home Shopping Inc....................................................................       32,693
                                                                                                     -----------
           DEPARTMENT STORES
   2,070   CJ39 Shopping Corp......................................................................       23,036
                                                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - PACIFIC GROWTH PORTFOLIO OF INVESTMENTS DECEMBER 31, 2000, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           ELECTRIC UTILITIES
   4,940   Korea Electric Power Corp...............................................................  $    92,016
  17,190   Korea Electric Power Corp. (ADR)........................................................      176,198
                                                                                                     -----------
                                                                                                         268,214
                                                                                                     -----------
           ELECTRONIC COMPONENTS
   4,046   Samsung Electro-Mechanics Co.*..........................................................      109,533
                                                                                                     -----------
           ELECTRONICS/APPLIANCES
  10,387   Samsung Electronics Co..................................................................    1,295,301
   1,440   Samsung Electronics Ltd. (Pref.)........................................................       78,421
                                                                                                     -----------
                                                                                                       1,373,722
                                                                                                     -----------
           FOOD: SPECIALTY/CANDY
   3,970   Tong Yang Confectionery Corp............................................................       53,268
                                                                                                     -----------
           MAJOR BANKS
  16,488   Kookmin Bank............................................................................      193,900
                                                                                                     -----------
           MAJOR TELECOMMUNICATIONS
     310   Korea Telecom Corp......................................................................       16,393
   9,280   Korea Telecom Corp. (ADR)...............................................................      287,680
                                                                                                     -----------
                                                                                                         304,073
                                                                                                     -----------
           MOTOR VEHICLES
   6,010   Hyundai Motor Co., Ltd..................................................................       57,396
                                                                                                     -----------
           REGIONAL BANKS
  12,130   H&CB....................................................................................      274,768
  33,640   Shinhan Bank............................................................................      276,129
                                                                                                     -----------
                                                                                                         550,897
                                                                                                     -----------
           SEMICONDUCTORS
  22,729   Hyundai Electronics Industries Co.*.....................................................       72,205
                                                                                                     -----------
           SPECIALTY TELECOMMUNICATIONS
   1,820   Korea Telecom Freetel*..................................................................       47,188
                                                                                                     -----------
           STEEL
   9,300   Pohang Iron & Steel Co., Ltd. (ADR).....................................................      144,731
                                                                                                     -----------
           TELECOMMUNICATION EQUIPMENT
   9,040   Communication Network Interface Inc.*...................................................       15,197
  11,090   Humax Co., Ltd.*........................................................................       91,906
                                                                                                     -----------
                                                                                                         107,103
                                                                                                     -----------
           WIRELESS COMMUNICATIONS
     780   SK Telecom Co., Ltd.....................................................................      155,754
  32,500   SK Telecom Co., Ltd. (ADR)..............................................................      765,781
NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
  11,250   Telson Electronics Co., Ltd.............................................................  $    48,126
                                                                                                     -----------
                                                                                                         969,661
                                                                                                     -----------

           TOTAL SOUTH KOREA.......................................................................    4,406,468
                                                                                                     -----------

           TAIWAN (4.6%)
           CHEMICALS: SPECIALTY
  26,000   Nan Ya Plastic Corp.....................................................................       29,080
                                                                                                     -----------
           COMPUTER PERIPHERALS
   9,000   Ambit Microsystems Corp.................................................................       38,122
  13,230   Hon Hai Precision Industry Co., Ltd. (GDR)*.............................................      157,106
  23,000   Hon Hai Precison Industry Co., Ltd......................................................      116,491
                                                                                                     -----------
                                                                                                         311,719
                                                                                                     -----------
           COMPUTER PROCESSING HARDWARE
  23,000   Advantech Co., Ltd......................................................................       72,807
  68,850   Asustek Computer Inc. (GDR).............................................................      208,271
      91   Asustek Computer Inc. (GDR) - 144A* +...................................................          275
  50,000   Compal Electronics Inc..................................................................       67,682
  16,930   Compal Electronics Inc. (GDS)...........................................................      122,742
   6,535   D-Link Corp. (GDR)......................................................................       28,591
  20,000   Quanta Computer Inc.....................................................................       52,457
                                                                                                     -----------
                                                                                                         552,825
                                                                                                     -----------
           ELECTRONIC COMPONENTS
  83,000   Yageo Corp.*............................................................................       65,309
                                                                                                     -----------
           ELECTRONIC EQUIPMENT/INSTRUMENTS
  38,000   Delta Electronics, Inc..................................................................      118,571
  13,000   Zinwell Corp............................................................................       18,068
                                                                                                     -----------
                                                                                                         136,639
                                                                                                     -----------
           ELECTRONIC PRODUCTION EQUIPMENT
 258,000   Taiwan Semiconductor Manufacturing Co. Ltd. *...........................................      618,360
                                                                                                     -----------
           FOOD RETAIL
  31,000   President Chain Store Corp..............................................................       81,308
                                                                                                     -----------
           FOOD: SPECIALTY/CANDY
  83,000   Uni-President Enterprises Corp..........................................................       55,050
                                                                                                     -----------
           REGIONAL BANKS
 117,000   China Trust Commercial Bank*............................................................       70,193
 151,000   Taishin International Bank*.............................................................       61,456
                                                                                                     -----------
                                                                                                         131,649
                                                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - PACIFIC GROWTH PORTFOLIO OF INVESTMENTS DECEMBER 31, 2000, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           SEMICONDUCTORS
  20,554   Advanced Semiconductor Engineering, Inc. (GDR)*.........................................  $    62,945
  11,289   Macronix International Co., Ltd. (ADR)..................................................      132,646
 103,000   Powerchip Semiconductor Corp.*..........................................................       51,236
  26,000   Promos Technologies Inc.*...............................................................       22,888
   9,000   Realtek Semiconductor Corp..............................................................       24,420
 166,000   Siliconware Precision Industries Co.*...................................................       92,083
  30,900   Siliconware Precision Industries Co. (ADR)*.............................................       77,250
 265,000   United Microelectronics Corp., Ltd.*....................................................      384,278
  11,129   Winbond Electronics Corp. (GDR)*........................................................      104,334
                                                                                                     -----------
                                                                                                         952,080
                                                                                                     -----------
           TEXTILES
   2,233   Far Eastern Textiles Ltd. (GDS).........................................................       15,637
   9,108   Far Eastern Textiles Ltd. (GDS) - 144A* +...............................................       63,756
                                                                                                     -----------
                                                                                                          79,393
                                                                                                     -----------

           TOTAL TAIWAN............................................................................    3,013,412
                                                                                                     -----------

           THAILAND (1.1%)
           CONSTRUCTION MATERIALS
  30,666   Siam City Cement Co. PCL*...............................................................       88,222
                                                                                                     -----------
           ELECTRONIC COMPONENTS
  26,433   Delta Electronics Public Co., Ltd.......................................................      112,546
                                                                                                     -----------
           MOVIES/ENTERTAINMENT
  26,600   BEC World PCL...........................................................................      132,235
                                                                                                     -----------
           REAL ESTATE DEVELOPMENT
 301,800   Golden Land Property Development Company Ltd.*..........................................       28,478
                                                                                                     -----------
           REGIONAL BANKS
 150,700   Siam Commercial Bank (Warrants due 05/10/02)*...........................................        9,365
 202,100   Thai Farmers Bank PCL...................................................................      100,003
                                                                                                     -----------
                                                                                                         109,368
                                                                                                     -----------
NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           WIRELESS COMMUNICATIONS
  20,700   Advanced Info Service PCL*..............................................................  $   200,092
  27,400   Total Access Communication PCL..........................................................       73,706
                                                                                                     -----------
                                                                                                         273,798
                                                                                                     -----------

           TOTAL THAILAND..........................................................................      744,647
                                                                                                     -----------

TOTAL INVESTMENTS
(COST $70,654,296) (a).....................................................................   97.8%    63,526,291

OTHER ASSETS IN EXCESS OF LIABILITIES......................................................    2.2      1,411,312
                                                                                             -----   ------------

NET ASSETS.................................................................................  100.0%  $ 64,937,603
                                                                                             -----   ------------
                                                                                             -----   ------------

---------------------

ADR  American Depository Receipt.
GDR  Global Depository Receipt.
GDS  Global Depository Shares.
 *   Non-income producing security.
 +   Resale is restricted to qualified institutional investors.
(a) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $5,598,719 and the aggregate gross unrealized depreciation is $12,726,724, resulting in net unrealized depreciation of $7,128,005.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT DECEMBER 31, 2000:

                                           UNREALIZED
 CONTRACTS TO    IN EXCHANGE   DELIVERY   APPRECIATION
    DELIVER          FOR         DATE    (DEPRECIATION)
-------------------------------------------------------
HKD   7,300,604   $  935,999   01/02/01     $     48
AUD   1,688,399   $  933,685   01/03/01       (9,286)
SGD    1,086,824  $  626,773   01/03/01      --
THB     175,194   $    4,117   01/03/01           85
JPY  272,164,203  $2,376,980   01/04/01       (1,038)
JPY  111,987,135  $  973,886   01/05/01       (4,595)
                                            --------
      Net unrealized depreciation......     $(14,787)
                                            ========

CURRENCY ABBREVIATIONS:
------------------------

AUD  Australian Dollar.
HKD  Hong Kong Dollar.
JPY  Japanese Yen.
SGD  Singapore Dollar.
THB  Thai Bat.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - PACIFIC GROWTH SUMMARY OF INVESTMENTS DECEMBER 31, 2000

                                                                                                  PERCENT OF
INDUSTRY                                                                                VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------
Advertising/Marketing Services.....................................................  $    98,848      0.2%
Airlines...........................................................................      888,630      1.4
Beverages: Alcoholic...............................................................      286,083      0.4
Broadcasting.......................................................................      215,507      0.3
Building Products..................................................................      130,057      0.2
Casino/Gaming......................................................................       79,016      0.1
Catalog/Specialty Distribution.....................................................       32,693      0.1
Chemicals: Specialty...............................................................    2,926,658      4.5
Commercial Printing/Forms..........................................................      680,673      1.1
Computer Peripherals...............................................................      892,453      1.4
Computer Processing Hardware.......................................................    1,934,243      3.0
Construction Materials.............................................................       88,222      0.1
Department Stores..................................................................       23,036      0.0
Electric Utilities.................................................................      792,208      1.2
Electrical Products................................................................      518,657      0.8
Electronic Components..............................................................    1,648,460      2.5
Electronic Distributors............................................................      357,798      0.6
Electronic
  Equipment/Instruments............................................................    6,768,979     10.4
Electronic Production Equipment....................................................      669,589      1.0
Electronics/Appliances.............................................................    3,543,062      5.5
Finance/Rental/Leasing.............................................................      737,353      1.1
Financial Conglomerates............................................................      105,260      0.2
Food Retail........................................................................      509,836      0.8
Food: Meat/Fish/Dairy..............................................................      353,482      0.5
Food: Specialty/Candy..............................................................      342,656      0.5
Gas Distributors...................................................................      317,362      0.6
Home Building......................................................................      710,092      1.1
Home Furnishings...................................................................       79,161      0.1
Industrial Conglomerates...........................................................    3,857,548      5.9
Industrial Machinery...............................................................    4,093,840      6.3
Industrial Specialties.............................................................      662,383      1.0
Information Technology Services....................................................      560,536      0.9
Integrated Oil.....................................................................       86,998      0.1
Internet Software/Services.........................................................       19,230      0.0
Major Banks........................................................................    2,627,533      4.1
Major Telecommunications...........................................................    2,600,673      4.0
                                                                                                  PERCENT OF
INDUSTRY                                                                                VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------
Marine Shipping....................................................................  $   454,656      0.7%
Media Conglomerates................................................................      521,136      0.8
Medical/Nursing Services...........................................................       79,013      0.1
Miscellaneous Commercial Services..................................................      853,443      1.3
Miscellaneous Manufacturing........................................................      868,967      1.3
Motor Vehicles.....................................................................    2,140,747      3.3
Movies/Entertainment...............................................................      132,235      0.2
Other Metals/Minerals..............................................................      906,783      1.4
Packaged Software..................................................................      334,891      0.5
Pharmaceuticals: Generic Drugs.....................................................      190,565      0.3
Pharmaceuticals: Major.............................................................      766,099      1.2
Pharmaceuticals: Other.............................................................    1,798,393      2.8
Precious Metals....................................................................       74,707      0.1
Property - Casualty Insurers.......................................................       30,112      0.0
Publishing: Newspapers.............................................................      310,315      0.5
Real Estate Development............................................................    2,667,041      4.1
Recreational Products..............................................................    2,700,760      4.2
Regional Banks.....................................................................    1,775,693      2.7
Semiconductors.....................................................................    1,813,288      2.8
Specialty Telecommunications.......................................................      931,210      1.4
Steel..............................................................................      144,731      0.2
Telecommunication Equipment........................................................      107,103      0.2
Textiles...........................................................................       79,393      0.1
Tobacco............................................................................      233,917      0.4
Trucks/Construction/Farm Machinery.................................................       67,811      0.1
Wholesale Distributors.............................................................      970,837      1.5
Wireless Communications............................................................    2,333,630      3.6
                                                                                     -----------    -----
                                                                                     $63,526,291     97.8%
                                                                                     -----------    -----
                                                                                     -----------    -----

                                                                                                  PERCENT OF
TYPE OF INVESTMENT                                                                      VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------
Common Stocks......................................................................  $63,438,505     97.7%
Preferred Stocks...................................................................       78,421      0.1
Warrants...........................................................................        9,365      0.0
                                                                                     -----------    -----
                                                                                     $63,526,291     97.8%
                                                                                     -----------    -----
                                                                                     -----------    -----

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - EQUITY
PORTFOLIO OF INVESTMENTS DECEMBER 31, 2000

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
           COMMON STOCKS (89.6%)
           ADVERTISING/MARKETING SERVICES (1.9%)
 214,000   Interpublic Group of Companies, Inc..................................................  $    9,108,375
 105,000   Omnicom Group, Inc...................................................................       8,701,875
 290,000   WPP Group PLC (ADR) (United Kingdom).................................................      18,215,625
                                                                                                  --------------
                                                                                                      36,025,875
                                                                                                  --------------
           AEROSPACE & DEFENSE (0.2%)
  62,300   Boeing Co............................................................................       4,111,800
                                                                                                  --------------
           AIR FREIGHT/COURIERS (0.8%)
 175,800   CNF Transportation, Inc..............................................................       5,944,237
 150,000   United Parcel Service, Inc. (Class B)................................................       8,821,875
                                                                                                  --------------
                                                                                                      14,766,112
                                                                                                  --------------
           AIRLINES (0.2%)
 100,000   AMR Corp.*...........................................................................       3,918,750
                                                                                                  --------------
           ALUMINUM (0.3%)
 182,140   Alcoa, Inc...........................................................................       6,101,690
                                                                                                  --------------
           APPAREL/FOOTWEAR (0.3%)
  84,000   Nike, Inc. (Class B).................................................................       4,688,250
                                                                                                  --------------
           APPAREL/FOOTWEAR RETAIL (1.0%)
 175,000   Gap, Inc. (The)......................................................................       4,462,500
 832,690   Limited, Inc. (The)..................................................................      14,207,773
                                                                                                  --------------
                                                                                                      18,670,273
                                                                                                  --------------
           BEVERAGES: ALCOHOLIC (1.5%)
 593,700   Anheuser-Busch Companies, Inc........................................................      27,013,350
                                                                                                  --------------
           BEVERAGES: NON-ALCOHOLIC (2.1%)
 149,000   Coca-Cola Co.........................................................................       9,079,687
 604,000   PepsiCo, Inc.........................................................................      29,935,750
                                                                                                  --------------
                                                                                                      39,015,437
                                                                                                  --------------
           BIOTECHNOLOGY (5.2%)
 225,000   Genentech, Inc.*.....................................................................      18,337,500
 233,469   Genzyme Corp. (General Division)*....................................................      20,997,591
  85,000   IDEC Pharmaceuticals Corp.*..........................................................      16,112,812
 239,200   Invitrogen Corp.*....................................................................      20,660,900
 111,000   Medarex, Inc.*.......................................................................       4,523,250
 174,000   Myriad Genetics, Inc.*...............................................................      14,398,500
  26,000   Protein Design Labs, Inc.*...........................................................       2,258,750
                                                                                                  --------------
                                                                                                      97,289,303
                                                                                                  --------------
NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
           CABLE/SATELLITE TV (3.7%)
 350,870   Adelphia Communications Corp. (Class A)*.............................................  $   18,113,664
  12,700   Cablevision Systems Corp. (Class A)*.................................................       1,078,706
 898,500   Charter Communications, Inc. (Class A)*..............................................      20,384,719
 450,000   Comcast Corp. (Class A Special)*.....................................................      18,787,500
 207,000   Cox Communications, Inc. (Class A)*..................................................       9,638,437
                                                                                                  --------------
                                                                                                      68,003,026
                                                                                                  --------------
           COMPUTER COMMUNICATIONS (2.0%)
 236,600   Brocade Communications Systems, Inc.*................................................      21,722,837
  53,500   Extreme Networks, Inc.*..............................................................       2,093,187
  61,000   Juniper Networks, Inc.*..............................................................       7,689,812
 125,000   Proxim, Inc.*........................................................................       5,375,000
                                                                                                  --------------
                                                                                                      36,880,836
                                                                                                  --------------
           COMPUTER PERIPHERALS (0.7%)
 134,000   EMC Corp.*...........................................................................       8,911,000
  59,000   QLogic Corp.*........................................................................       4,543,000
                                                                                                  --------------
                                                                                                      13,454,000
                                                                                                  --------------
           COMPUTER PROCESSING HARDWARE (0.5%)
 108,000   Palm, Inc.*..........................................................................       3,057,750
 238,000   Sun Microsystems, Inc.*..............................................................       6,634,250
                                                                                                  --------------
                                                                                                       9,692,000
                                                                                                  --------------
           DATA PROCESSING SERVICES (0.7%)
 195,000   Automatic Data Processing, Inc.......................................................      12,345,937
                                                                                                  --------------
           DISCOUNT STORES (1.2%)
 140,000   Target Corp..........................................................................       4,515,000
 338,000   Wal-Mart Stores, Inc.................................................................      17,956,250
                                                                                                  --------------
                                                                                                      22,471,250
                                                                                                  --------------
           DRUGSTORE CHAINS (1.1%)
 345,000   CVS Corp.............................................................................      20,678,437
                                                                                                  --------------
           ELECTRIC UTILITIES (2.8%)
  73,000   Dominion Resources, Inc..............................................................       4,891,000
 254,100   Duke Energy Corp.....................................................................      21,662,025
 189,000   Exelon Corp..........................................................................      13,269,690
  69,000   FPL Group, Inc.......................................................................       4,950,750
 224,000   Southern Co. (The)...................................................................       7,448,000
                                                                                                  --------------
                                                                                                      52,221,465
                                                                                                  --------------
           ELECTRONIC COMPONENTS (0.6%)
 239,200   Sawtek, Inc.*........................................................................      11,048,050
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - EQUITY
PORTFOLIO OF INVESTMENTS DECEMBER 31, 2000, CONTINUED

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
           ELECTRONIC PRODUCTION EQUIPMENT (0.5%)
 125,200   Cymer, Inc.*.........................................................................  $    3,221,944
   4,800   Photronics, Inc.*....................................................................         112,500
 148,000   Teradyne, Inc.*......................................................................       5,513,000
                                                                                                  --------------
                                                                                                       8,847,444
                                                                                                  --------------
           FINANCE/RENTAL/LEASING (2.6%)
 220,000   Countrywide Credit Industries, Inc...................................................      11,055,000
 215,000   Fannie Mae...........................................................................      18,651,250
 275,000   Freddie Mac..........................................................................      18,940,625
                                                                                                  --------------
                                                                                                      48,646,875
                                                                                                  --------------
           FINANCIAL CONGLOMERATES (1.5%)
 386,200   Citigroup, Inc.......................................................................      19,720,337
 217,000   Hancock (John) Financial Services....................................................       8,164,625
                                                                                                  --------------
                                                                                                      27,884,962
                                                                                                  --------------
           FOOD RETAIL (0.8%)
 563,000   Kroger Co.*..........................................................................      15,236,187
                                                                                                  --------------
           FOOD: MAJOR DIVERSIFIED (2.9%)
 252,920   Groupe Danone (ADR) (France).........................................................       7,764,644
 174,000   Heinz (H.J.) Co......................................................................       8,254,125
 389,000   Sara Lee Corp........................................................................       9,554,812
 451,500   Unilever N.V. (Netherlands)..........................................................      28,416,281
                                                                                                  --------------
                                                                                                      53,989,862
                                                                                                  --------------
           FOOD: MEAT/FISH/DAIRY (0.2%)
 147,000   ConAgra, Inc.........................................................................       3,822,000
                                                                                                  --------------
           FOOD: SPECIALTY/CANDY (1.1%)
 320,000   Hershey Foods Corp...................................................................      20,600,000
                                                                                                  --------------
           HOME IMPROVEMENT CHAINS (0.2%)
  93,530   Home Depot, Inc. (The)...............................................................       4,273,152
                                                                                                  --------------
           HOSPITAL/NURSING MANAGEMENT (2.8%)
 480,000   HCA-The Healthcare Corp..............................................................      21,124,800
 480,000   Tenet Healthcare Corp.*..............................................................      21,330,000
  76,000   Universal Health Services, Inc. (Class B)*...........................................       8,493,000
                                                                                                  --------------
                                                                                                      50,947,800
                                                                                                  --------------
           HOUSEHOLD/PERSONAL CARE (2.8%)
 367,100   Avon Products, Inc...................................................................      17,574,912
 144,000   Colgate-Palmolive Co.................................................................       9,295,200
 346,000   Kimberly-Clark Corp..................................................................      24,458,740
                                                                                                  --------------
                                                                                                      51,328,852
                                                                                                  --------------
           INDUSTRIAL CONGLOMERATES (1.8%)
 180,000   General Electric Co..................................................................       8,628,750
 114,000   Minnesota Mining & Manufacturing Co..................................................      13,737,000
NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
 133,000   United Technologies Corp.............................................................  $   10,457,125
                                                                                                  --------------
                                                                                                      32,822,875
                                                                                                  --------------
           INFORMATION TECHNOLOGY SERVICES (0.5%)
 116,000   Electronic Data Systems Corp.........................................................       6,699,000
  67,600   PeopleSoft, Inc.*....................................................................       2,513,875
                                                                                                  --------------
                                                                                                       9,212,875
                                                                                                  --------------
           INTEGRATED OIL (1.5%)
 325,000   Exxon Mobil Corp.....................................................................      28,254,687
                                                                                                  --------------
           INTERNET SOFTWARE/SERVICES (1.2%)
 253,200   BEA Systems, Inc.*...................................................................      17,043,525
  49,700   Openwave Systems Inc.*...............................................................       2,382,494
  59,100   WatchGuard Technologies, Inc.*.......................................................       1,869,037
                                                                                                  --------------
                                                                                                      21,295,056
                                                                                                  --------------
           INVESTMENT BANKS/BROKERS (4.2%)
 156,470   Goldman Sachs Group, Inc. (The)......................................................      16,732,511
 189,000   Legg Mason, Inc......................................................................      10,300,500
 266,600   Lehman Brothers Holdings, Inc........................................................      18,028,825
 339,600   Merrill Lynch & Co., Inc.............................................................      23,156,475
 297,000   Schwab (Charles) Corp................................................................       8,427,375
                                                                                                  --------------
                                                                                                      76,645,686
                                                                                                  --------------
           INVESTMENT MANAGERS (1.0%)
 305,000   Amvescap PLC (ADR) (United Kingdom)..................................................      13,267,500
 168,000   W.P. Stewart & Co. Ltd...............................................................       4,368,000
                                                                                                  --------------
                                                                                                      17,635,500
                                                                                                  --------------
           LIFE/HEALTH INSURANCE (0.6%)
 294,000   Torchmark Corp.......................................................................      11,300,625
                                                                                                  --------------
           MAJOR BANKS (2.7%)
 175,000   Bank of New York Co., Inc............................................................       9,657,812
 278,600   Chase Manhattan Corp. (The)*.........................................................      12,658,888
 131,000   PNC Financial Services Group, Inc....................................................       9,571,188
 329,000   Wells Fargo & Co.....................................................................      18,321,188
                                                                                                  --------------
                                                                                                      50,209,076
                                                                                                  --------------
           MAJOR TELECOMMUNICATIONS (1.5%)
 395,000   SBC Communications, Inc..............................................................      18,861,250
 167,600   Verizon Communications Inc...........................................................       8,400,950
                                                                                                  --------------
                                                                                                      27,262,200
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - EQUITY
PORTFOLIO OF INVESTMENTS DECEMBER 31, 2000, CONTINUED

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
           MEDICAL SPECIALTIES (2.6%)
 404,600   ALZA Corp.*..........................................................................  $   17,195,500
 243,000   Baxter International, Inc............................................................      21,459,938
 231,600   Biomet, Inc..........................................................................       9,191,625
                                                                                                  --------------
                                                                                                      47,847,063
                                                                                                  --------------
           MEDICAL/NURSING SERVICES (0.2%)
 275,000   Healthsouth Corp.*...................................................................       4,485,938
                                                                                                  --------------
           METAL FABRICATIONS (0.0%)
   5,000   Coflexip, S.A. (ADR) (France)........................................................         314,375
                                                                                                  --------------
           MISCELLANEOUS COMMERCIAL SERVICES (0.3%)
 138,000   CheckFree Corp.*.....................................................................       5,942,625
                                                                                                  --------------
           MULTI-LINE INSURANCE (2.4%)
 438,000   American International Group, Inc....................................................      43,170,375
  10,800   Hartford Financial Services Group, Inc. (The)........................................         762,750
                                                                                                  --------------
                                                                                                      43,933,125
                                                                                                  --------------
           OIL & GAS PRODUCTION (0.1%)
  28,975   Anardarko Petroleum Corp.............................................................       2,059,543
                                                                                                  --------------
           PACKAGED SOFTWARE (2.7%)
 157,200   Check Point Software Technologies Ltd. (Israel)*.....................................      20,996,025
  62,300   i2 Technologies, Inc.*...............................................................       3,387,563
  86,800   Mercury Interactive Corp.*...........................................................       7,833,700
  51,200   NetIQ Corp.*.........................................................................       4,473,600
 283,620   Oracle Corp.*........................................................................       8,242,706
  78,000   Siebel Systems, Inc.*................................................................       5,274,750
                                                                                                  --------------
                                                                                                      50,208,344
                                                                                                  --------------
           PHARMACEUTICALS: MAJOR (8.1%)
 697,000   Abbott Laboratories..................................................................      33,760,938
 463,000   American Home Products Corp..........................................................      29,423,650
 180,000   Astrazeneca PLC (ADR) (United Kingdom)...............................................       9,270,000
 280,000   Bristol-Myers Squibb Co..............................................................      20,702,500
 101,000   Lilly (Eli) & Co.....................................................................       9,399,313
 192,000   Merck & Co., Inc.....................................................................      17,976,000
  96,000   Pharmacia Corp.......................................................................       5,856,000
 396,000   Schering-Plough Corp.................................................................      22,473,000
                                                                                                  --------------
                                                                                                     148,861,401
                                                                                                  --------------
           PHARMACEUTICALS: OTHER (4.6%)
 194,900   Allergan, Inc........................................................................      18,868,756
 426,642   Biovail Corp. (Canada)*..............................................................      16,570,775
 137,200   Forest Laboratories, Inc.*...........................................................      18,230,450
 355,000   King Pharmaceuticals, Inc............................................................      18,349,063
NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
 183,650   Teva Pharmaceutical Industries Ltd. (ADR) (Israel)...................................  $   13,452,363
                                                                                                  --------------
                                                                                                      85,471,407
                                                                                                  --------------
           PROPERTY - CASUALTY INSURERS (2.0%)
 533,000   Allstate Corp. (The) (Note 4)........................................................      23,218,813
 196,000   Everest Re Group, Ltd. (Bermuda).....................................................      14,038,500
                                                                                                  --------------
                                                                                                      37,257,313
                                                                                                  --------------
           PULP & PAPER (0.3%)
 133,000   International Paper Co...............................................................       5,428,063
                                                                                                  --------------
           REGIONAL BANKS (0.6%)
 197,000   Fifth Third Bancorp..................................................................      11,770,750
                                                                                                  --------------
           RESTAURANTS (0.5%)
  52,000   Brinker International, Inc.*.........................................................       2,197,000
  90,000   Darden Restaurants, Inc..............................................................       2,058,750
 107,000   Starbucks Corp.*.....................................................................       4,734,750
                                                                                                  --------------
                                                                                                       8,990,500
                                                                                                  --------------
           SAVINGS BANKS (1.2%)
 317,700   Golden West Financial Corp...........................................................      21,444,750
                                                                                                  --------------
           SEMICONDUCTORS (1.4%)
 118,900   Alpha Industries, Inc.*..............................................................       4,399,300
 104,400   Altera Corp.*........................................................................       2,747,025
 360,200   Micron Technology, Inc.*.............................................................      12,787,100
 107,600   Xilinx, Inc.*........................................................................       4,963,050
                                                                                                  --------------
                                                                                                      24,896,475
                                                                                                  --------------
           SPECIALTY INSURANCE (1.7%)
 135,000   MGIC Investment Corp.................................................................       9,104,063
 154,000   PMI Group, Inc.......................................................................      10,423,875
 157,000   Radian Group, Inc....................................................................      11,784,813
                                                                                                  --------------
                                                                                                      31,312,751
                                                                                                  --------------
           TELECOMMUNICATION EQUIPMENT (3.3%)
 111,900   Comverse Technology, Inc.*...........................................................      12,155,138
 449,000   Motorola, Inc........................................................................       9,092,250
 520,000   Nokia Oyj (ADR) (Finland)............................................................      22,620,000
 215,000   Powerwave Technologies, Inc.*........................................................      12,577,500
 147,700   Tekelec*.............................................................................       4,431,000
                                                                                                  --------------
                                                                                                      60,875,888
                                                                                                  --------------
           WIRELESS COMMUNICATIONS (0.4%)
 226,957   Vodafone Group PLC (ADR) (United Kingdom)............................................       8,127,898
                                                                                                  --------------

           TOTAL COMMON STOCKS
           (COST $1,527,414,494)................................................................   1,657,839,764
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - EQUITY
PORTFOLIO OF INVESTMENTS DECEMBER 31, 2000, CONTINUED

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
           SHORT-TERM INVESTMENTS (13.5%)
           U.S. GOVERNMENT AGENCY (a) (13.5%)
$249,500   Federal National Mortgage Assoc. 5.75% due 01/02/01
             (COST $249,460,150)................................................................  $  249,460,150
                                                                                                  --------------

           REPURCHASE AGREEMENT (0.0%)
     215   The Bank of New York 3.75% due 01/02/01 (dated 12/29/00; proceeds $215,193) (b)
             (COST $215,103)....................................................................         215,103
                                                                                                  --------------

           TOTAL SHORT-TERM INVESTMENTS
           (COST $249,675,253)..................................................................     249,675,253
                                                                                                  --------------

TOTAL INVESTMENTS
(COST $1,777,089,746) (c)...............................................................  103.1%    1,907,515,017

LIABILITIES IN EXCESS OF OTHER ASSETS...................................................   (3.1)      (57,478,271)
                                                                                          -----   ---------------

NET ASSETS..............................................................................  100.0%  $ 1,850,036,746
                                                                                          -----   ---------------
                                                                                          -----   ---------------

---------------------

ADR  American Depository Receipt.
 *   Non-income producing security.
(a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) Collateralized by $204,765 Federal Home Loan Mortgage Corp. 6.875% due 01/15/05 valued at $219,408.
(c) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $184,004,925 and the aggregate gross unrealized depreciation is $53,579,654, resulting in net unrealized appreciation of $130,425,271.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - S&P 500 INDEX PORTFOLIO OF INVESTMENTS DECEMBER 31, 2000

NUMBER OF
  SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
            COMMON STOCKS (98.7%)
            ADVERTISING/MARKETING SERVICES (0.2%)
     5,787  Interpublic Group of Companies, Inc...................................................  $    246,309
     3,330  Omnicom Group, Inc....................................................................       275,974
                                                                                                    ------------
                                                                                                         522,283
                                                                                                    ------------
            AEROSPACE & DEFENSE (1.1%)
    16,709  Boeing Co.............................................................................     1,102,794
     3,747  General Dynamics Corp.................................................................       292,266
     1,887  Goodrich (B.F.) Co. (The).............................................................        68,640
     8,101  Lockheed Martin Corp..................................................................       275,029
     1,351  Northrop Grumman Corp.................................................................       112,133
     6,392  Raytheon Co. (Class B)................................................................       198,551
     2,675  Textron, Inc..........................................................................       124,387
                                                                                                    ------------
                                                                                                       2,173,800
                                                                                                    ------------
            AGRICULTURAL COMMODITIES/MILLING (0.2%)
    11,909  Archer-Daniels-Midland Co.............................................................       178,635
                                                                                                    ------------
            AIR FREIGHT/COURIERS (0.1%)
     5,361  FedEx Corp.*..........................................................................       214,226
                                                                                                    ------------
            AIRLINES (0.3%)
     2,834  AMR Corp.*............................................................................       111,057
     2,312  Delta Air Lines, Inc..................................................................       116,033
     9,438  Southwest Airlines Co.................................................................       316,456
     1,261  US Airways Group, Inc.*...............................................................        51,149
                                                                                                    ------------
                                                                                                         594,695
                                                                                                    ------------
            ALTERNATIVE POWER GENERATION (0.3%)
     8,625  AES Corp. (The)*......................................................................       477,609
     5,299  Calpine Corp.*........................................................................       238,786
                                                                                                    ------------
                                                                                                         716,395
                                                                                                    ------------
            ALUMINUM (0.3%)
     6,078  Alcan Aluminium, Ltd. (Canada)........................................................       207,792
    16,267  Alcoa, Inc............................................................................       544,944
                                                                                                    ------------
                                                                                                         752,736
                                                                                                    ------------
            APPAREL/FOOTWEAR (0.3%)
       983  Liz Claiborne, Inc....................................................................        40,917
     5,080  Nike, Inc. (Class B)..................................................................       283,527
     1,050  Reebok International Inc. (United Kingdom)*...........................................        28,707
     2,113  VF Corp...............................................................................        76,575
                                                                                                    ------------
                                                                                                         429,726
                                                                                                    ------------
            APPAREL/FOOTWEAR RETAIL (0.3%)
    15,980  Gap, Inc. (The).......................................................................       407,490
     7,964  Limited, Inc. (The)...................................................................       135,886
     2,367  Nordstrom, Inc........................................................................        43,050
     5,290  TJX Companies, Inc. (The).............................................................       146,797
                                                                                                    ------------
                                                                                                         733,223
                                                                                                    ------------
NUMBER OF
  SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
            AUTO PARTS: O.E.M. (0.3%)
     2,755  Dana Corp.............................................................................  $     42,186
    10,528  Delphi Automotive Systems Corp........................................................       118,440
     1,316  Eaton Corp............................................................................        98,947
     1,615  Johnson Controls, Inc.................................................................        83,980
     2,338  TRW Inc...............................................................................        90,597
     2,413  Visteon Corp..........................................................................        27,749
                                                                                                    ------------
                                                                                                         461,899
                                                                                                    ------------
            AUTOMOTIVE AFTERMARKET (0.1%)
     1,298  Cooper Tire & Rubber Co...............................................................        13,791
     3,228  Genuine Parts Co......................................................................        84,533
     2,963  Goodyear Tire & Rubber Co. (The)......................................................        68,119
                                                                                                    ------------
                                                                                                         166,443
                                                                                                    ------------
            BEVERAGES: ALCOHOLIC (0.4%)
    16,964  Anheuser-Busch Companies, Inc.........................................................       771,862
     1,287  Brown-Forman Corp. (Class B)..........................................................        85,585
       681  Coors (Adolph) Co. (Class B)..........................................................        54,693
                                                                                                    ------------
                                                                                                         912,140
                                                                                                    ------------
            BEVERAGES: NON-ALCOHOLIC (1.9%)
    46,636  Coca Cola Co..........................................................................     2,841,881
     7,858  Coca-Cola Enterprises Inc.............................................................       149,302
    27,149  PepsiCo, Inc..........................................................................     1,345,572
                                                                                                    ------------
                                                                                                       4,336,755
                                                                                                    ------------
            BIOTECHNOLOGY (0.8%)
    19,427  Amgen Inc.*...........................................................................     1,242,114
     2,782  Biogen, Inc.*.........................................................................       167,094
     3,602  Chiron Corp.*.........................................................................       160,289
     3,962  MedImmune, Inc.*......................................................................       188,938
                                                                                                    ------------
                                                                                                       1,758,435
                                                                                                    ------------
            BROADCASTING (0.2%)
    10,997  Clear Channel Communications, Inc.*...................................................       532,667
                                                                                                    ------------
            BUILDING PRODUCTS (0.1%)
     8,434  Masco Corp............................................................................       216,648
                                                                                                    ------------
            CABLE/SATELLITE TV (0.3%)
    16,979  Comcast Corp. (Class A Special)*......................................................       708,873
                                                                                                    ------------
            CASINO/GAMING (0.0%)
     2,195  Harrah's Entertainment, Inc.*.........................................................        57,893
                                                                                                    ------------
            CHEMICALS: MAJOR DIVERSIFIED (0.8%)
    12,759  Dow Chemical Co.......................................................................       467,298
    19,614  Du Pont (E.I.) de Nemours & Co., Inc..................................................       947,601
     1,444  Eastman Chemical Co...................................................................        70,395
     1,982  Hercules Inc..........................................................................        37,782

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - S&P 500 INDEX PORTFOLIO OF INVESTMENTS DECEMBER 31, 2000, CONTINUED

NUMBER OF
  SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
     4,132  Rohm & Haas Co........................................................................  $    150,043
     2,543  Union Carbide Corp....................................................................       136,845
                                                                                                    ------------
                                                                                                       1,809,964
                                                                                                    ------------
            CHEMICALS: SPECIALTY (0.2%)
     4,312  Air Products & Chemicals, Inc.........................................................       176,792
     2,356  Engelhard Corp........................................................................        48,003
       561  FMC Corp.*............................................................................        40,217
       957  Great Lakes Chemical Corp.............................................................        35,588
     2,983  Praxair, Inc..........................................................................       132,371
     1,452  Sigma-Aldrich Corp....................................................................        57,082
                                                                                                    ------------
                                                                                                         490,053
                                                                                                    ------------
            COAL (0.0%)
     1,423  Massey Energy Company.................................................................        18,143
                                                                                                    ------------
            COMMERCIAL PRINTING/FORMS (0.0%)
     1,335  Deluxe Corp...........................................................................        33,735
     2,295  Donnelley (R.R.) & Sons Co............................................................        61,965
                                                                                                    ------------
                                                                                                          95,700
                                                                                                    ------------
            COMPUTER COMMUNICATIONS (2.4%)
     1,828  Adaptec, Inc.*........................................................................        18,737
     5,233  Avaya Inc.............................................................................        53,976
     3,466  Cabletron Systems, Inc.*..............................................................        52,207
   135,352  Cisco Systems, Inc.*..................................................................     5,177,214
                                                                                                    ------------
                                                                                                       5,302,134
                                                                                                    ------------
            COMPUTER PERIPHERALS (1.5%)
    41,149  EMC Corp.*............................................................................     2,736,408
     2,391  Lexmark International Group, Inc.*....................................................       105,951
     5,944  Network Appliance, Inc.*..............................................................       381,809
     1,721  QLogic Corp.*.........................................................................       132,517
     2,753  Symbol Technologies, Inc..............................................................        99,108
                                                                                                    ------------
                                                                                                       3,455,793
                                                                                                    ------------
            COMPUTER PROCESSING HARDWARE (3.4%)
     6,111  Apple Computer, Inc.*.................................................................        90,901
    31,971  Compaq Computer Corp..................................................................       481,164
    48,650  Dell Computer Corp.*..................................................................       848,334
     6,081  Gateway, Inc.*........................................................................       109,397
    37,188  Hewlett-Packard Co....................................................................     1,173,746
    32,994  International Business Machines Corp..................................................     2,804,490
     1,814  NCR Corp.*............................................................................        89,113
    10,642  Palm, Inc.*...........................................................................       301,302
    60,556  Sun Microsystems, Inc.*...............................................................     1,687,998
                                                                                                    ------------
                                                                                                       7,586,445
                                                                                                    ------------
            CONSTRUCTION MATERIALS (0.0%)
     1,899  Vulcan Materials Co...................................................................        90,915
                                                                                                    ------------
            CONSUMER SUNDRIES (0.0%)
     1,189  American Greetings Corp. (Class A)....................................................        11,221
                                                                                                    ------------
NUMBER OF
  SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
            CONTAINERS/PACKAGING (0.1%)
       525  Ball Corp.............................................................................  $     24,183
       981  Bemis Company, Inc....................................................................        32,925
     2,972  Pactiv Corp.*.........................................................................        36,778
     1,546  Sealed Air Corp.*.....................................................................        47,153
       922  Temple-Inland, Inc....................................................................        49,442
                                                                                                    ------------
                                                                                                         190,481
                                                                                                    ------------
            CONTRACT DRILLING (0.2%)
     2,763  Nabors Industries, Inc.*..............................................................       163,431
     1,740  Rowan Companies, Inc.*................................................................        46,980
     3,963  Transocean Sedco Forex Inc............................................................       182,298
                                                                                                    ------------
                                                                                                         392,709
                                                                                                    ------------
            DATA PROCESSING SERVICES (0.7%)
    11,870  Automatic Data Processing, Inc........................................................       751,519
     2,739  Ceridian Corp.*.......................................................................        54,609
     7,429  First Data Corp.......................................................................       391,415
     7,001  Paychex, Inc..........................................................................       340,424
                                                                                                    ------------
                                                                                                       1,537,967
                                                                                                    ------------
            DEPARTMENT STORES (0.4%)
     1,727  Dillard's, Inc. (Class A).............................................................        20,400
     3,797  Federated Department Stores, Inc.*....................................................       132,895
     6,238  Kohl's Corp.*.........................................................................       380,518
     5,600  May Department Stores Co..............................................................       183,400
     4,826  Penney (J.C.) Co., Inc................................................................        52,483
     6,285  Sears, Roebuck & Co...................................................................       218,404
                                                                                                    ------------
                                                                                                         988,100
                                                                                                    ------------
            DISCOUNT STORES (2.5%)
     2,055  Consolidated Stores Corp.*............................................................        21,834
     8,412  Costco Wholesale Corp.*...............................................................       335,954
     6,196  Dollar General Corp...................................................................       116,949
     9,091  Kmart Corp.*..........................................................................        48,296
    16,845  Target Corp...........................................................................       543,251
    84,002  Wal-Mart Stores, Inc..................................................................     4,462,606
                                                                                                    ------------
                                                                                                       5,528,890
                                                                                                    ------------
            DRUGSTORE CHAINS (0.6%)
     7,368  CVS Corp..............................................................................       441,619
       683  Longs Drug Stores Corp................................................................        16,477
    19,052  Walgreen Co...........................................................................       796,612
                                                                                                    ------------
                                                                                                       1,254,708
                                                                                                    ------------
            ELECTRIC UTILITIES (2.3%)
     2,077  Allegheny Energy, Inc.................................................................       100,085
     2,581  Ameren Corp...........................................................................       119,533
     6,056  American Electric Power Co., Inc......................................................       281,604
     2,990  Cinergy Corp..........................................................................       105,024
     2,273  CMS Energy Corp.......................................................................        72,026
     3,987  Consolidated Edison, Inc..............................................................       153,499
     2,831  Constellation Energy Group, Inc.......................................................       127,572

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - S&P 500 INDEX PORTFOLIO OF INVESTMENTS DECEMBER 31, 2000, CONTINUED

NUMBER OF
  SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
     4,497  Dominion Resources, Inc...............................................................  $    301,299
     2,683  DTE Energy Co.........................................................................       104,469
     6,936  Duke Energy Corp......................................................................       591,294
     6,127  Edison International..................................................................        95,734
     4,192  Entergy Corp..........................................................................       177,374
     5,989  Exelon Corp...........................................................................       420,488
     4,218  FirstEnergy Corp......................................................................       133,131
     3,327  FPL Group, Inc........................................................................       238,712
     2,282  GPU, Inc..............................................................................        84,006
     2,960  Niagara Mohawk Holdings Inc.*.........................................................        49,395
     3,833  NiSource Inc..........................................................................       117,865
     7,280  PG & E Corp...........................................................................       145,600
     1,593  Pinnacle West Capital Corp............................................................        75,867
     2,726  PPL Corp..............................................................................       123,181
     3,865  Progress Energy, Inc..................................................................       190,110
     4,032  Public Service Enterprise Group, Inc..................................................       196,056
     5,543  Reliant Energy, Inc...................................................................       240,081
    12,711  Southern Co. (The)....................................................................       422,641
     4,873  TXU Corp..............................................................................       215,935
     6,405  Xcel Energy, Inc......................................................................       186,145
                                                                                                    ------------
                                                                                                       5,068,726
                                                                                                    ------------
            ELECTRICAL PRODUCTS (0.1%)
     3,590  American Power Conversion Corp.*......................................................        44,426
     1,755  Cooper Industries, Inc................................................................        80,620
       752  National Service Industries, Inc......................................................        19,317
     1,476  Power-One, Inc.*......................................................................        58,025
     1,070  Thomas & Betts Corp...................................................................        17,321
                                                                                                    ------------
                                                                                                         219,709
                                                                                                    ------------
            ELECTRONIC COMPONENTS (0.3%)
     2,847  Sanmina Corp.*........................................................................       218,151
    11,971  Solectron Corp.*......................................................................       405,817
                                                                                                    ------------
                                                                                                         623,968
                                                                                                    ------------
            ELECTRONIC EQUIPMENT/INSTRUMENTS (0.7%)
     8,520  Agilent Technologies, Inc.*...........................................................       466,470
    18,083  JDS Uniphase Corp.*...................................................................       753,835
       939  PerkinElmer, Inc......................................................................        98,595
     3,451  Rockwell International Corp...........................................................       164,354
     1,774  Tektronix, Inc.*......................................................................        59,762
    12,552  Xerox Corp............................................................................        58,053
                                                                                                    ------------
                                                                                                       1,601,069
                                                                                                    ------------
            ELECTRONIC PRODUCTION EQUIPMENT (0.4%)
    15,255  Applied Materials, Inc.*..............................................................       582,550
     3,498  KLA-Tencor Corp.*.....................................................................       117,839
     2,472  Novellus Systems, Inc.*...............................................................        88,837
     3,281  Teradyne, Inc.*.......................................................................       122,217
                                                                                                    ------------
                                                                                                         911,443
                                                                                                    ------------
NUMBER OF
  SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
            ELECTRONICS/APPLIANCE STORES (0.1%)
     3,904  Best Buy Co., Inc.*...................................................................  $    115,412
     3,788  Circuit City Stores, Inc.-Circuit City Group..........................................        43,562
     3,496  RadioShack Corp.......................................................................       149,672
                                                                                                    ------------
                                                                                                         308,646
                                                                                                    ------------
            ELECTRONICS/APPLIANCES (0.0%)
     1,431  Maytag Corp...........................................................................        46,239
     1,251  Whirlpool Corp........................................................................        59,657
                                                                                                    ------------
                                                                                                         105,896
                                                                                                    ------------
            ENGINEERING & CONSTRUCTION (0.0%)
     1,423  Fluor Corp.*..........................................................................        47,048
                                                                                                    ------------
            ENVIRONMENTAL SERVICES (0.2%)
     3,631  Allied Waste Industries, Inc.*........................................................        52,876
    11,691  Waste Management, Inc.................................................................       324,425
                                                                                                    ------------
                                                                                                         377,301
                                                                                                    ------------
            FINANCE/RENTAL/LEASING (2.1%)
     3,704  Capital One Financial Corp............................................................       243,769
     4,926  CIT Group, Inc. (The) (Class A).......................................................        99,136
     2,147  Countrywide Credit Industries, Inc....................................................       107,887
    18,945  Fannie Mae............................................................................     1,643,479
    13,072  Freddie Mac...........................................................................       900,334
     8,855  Household International, Inc..........................................................       487,025
    16,019  MBNA Corp.............................................................................       591,702
     5,376  Providian Financial Corp..............................................................       309,120
     1,100  Ryder System, Inc.....................................................................        18,287
     3,085  USA Education Inc.....................................................................       209,780
                                                                                                    ------------
                                                                                                       4,610,519
                                                                                                    ------------
            FINANCIAL CONGLOMERATES (2.8%)
    25,012  American Express Co...................................................................     1,374,097
    94,536  Citigroup, Inc........................................................................     4,827,244
     6,118  Conseco, Inc..........................................................................        80,681
                                                                                                    ------------
                                                                                                       6,282,022
                                                                                                    ------------
            FINANCIAL PUBLISHING/SERVICES (0.2%)
     2,663  Equifax, Inc..........................................................................        76,395
     3,675  McGraw-Hill Companies, Inc............................................................       215,447
     3,056  Moody's Corporation...................................................................        78,501
                                                                                                    ------------
                                                                                                         370,343
                                                                                                    ------------
            FOOD DISTRIBUTORS (0.2%)
     2,442  Supervalu, Inc........................................................................        33,883
    12,572  SYSCO Corp............................................................................       377,160
                                                                                                    ------------
                                                                                                         411,043
                                                                                                    ------------
            FOOD RETAIL (0.6%)
     7,918  Albertson's, Inc......................................................................       209,827
    15,478  Kroger Co.*...........................................................................       418,873

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - S&P 500 INDEX PORTFOLIO OF INVESTMENTS DECEMBER 31, 2000, CONTINUED

NUMBER OF
  SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
     9,424  Safeway Inc.*.........................................................................  $    589,000
     2,625  Winn-Dixie Stores, Inc................................................................        50,859
                                                                                                    ------------
                                                                                                       1,268,559
                                                                                                    ------------
            FOOD: MAJOR DIVERSIFIED (1.1%)
     7,920  Campbell Soup Co......................................................................       274,230
     5,315  General Mills, Inc....................................................................       236,850
     6,523  Heinz (H.J.) Co.......................................................................       309,435
     7,629  Kellogg Co............................................................................       200,261
     2,465  Quaker Oats Company (The).............................................................       240,029
     5,773  Ralston-Ralston Purina Group..........................................................       150,820
    15,680  Sara Lee Corp.........................................................................       385,140
    10,749  Unilever N.V. (Netherlands)...........................................................       676,515
                                                                                                    ------------
                                                                                                       2,473,280
                                                                                                    ------------
            FOOD: MEAT/FISH/DAIRY (0.1%)
    10,031  ConAgra, Inc..........................................................................       260,806
                                                                                                    ------------
            FOOD: SPECIALTY/CANDY (0.2%)
     2,560  Hershey Foods Corp....................................................................       164,800
     2,123  Wrigley (Wm.) Jr. Co..................................................................       203,410
                                                                                                    ------------
                                                                                                         368,210
                                                                                                    ------------
            FOREST PRODUCTS (0.1%)
     1,923  Louisiana-Pacific Corp................................................................        19,470
     4,121  Weyerhaeuser Co.......................................................................       209,141
                                                                                                    ------------
                                                                                                         228,611
                                                                                                    ------------
            GAS DISTRIBUTORS (0.2%)
     2,532  KeySpan Corp..........................................................................       107,293
     2,152  Kinder Morgan, Inc....................................................................       112,307
       847  Nicor Inc.............................................................................        36,580
       539  ONEOK, Inc............................................................................        25,939
       651  Peoples Energy Corp...................................................................        29,132
     3,846  Sempra Energy.........................................................................        89,420
                                                                                                    ------------
                                                                                                         400,671
                                                                                                    ------------
            HOME BUILDING (0.0%)
     1,086  Centex Corp...........................................................................        40,793
       806  Kaufman & Broad Home Corp.............................................................        27,152
       765  Pulte Corp............................................................................        32,273
                                                                                                    ------------
                                                                                                         100,218
                                                                                                    ------------
            HOME FURNISHINGS (0.1%)
     3,689  Leggett & Platt, Inc..................................................................        69,860
     5,013  Newell Rubbermaid, Inc................................................................       114,046
     1,065  Tupperware Corp.......................................................................        21,766
                                                                                                    ------------
                                                                                                         205,672
                                                                                                    ------------
            HOME IMPROVEMENT CHAINS (1.0%)
    43,554  Home Depot, Inc. (The)................................................................     1,989,873
     7,200  Lowe's Companies, Inc.................................................................       320,400
                                                                                                    ------------
                                                                                                       2,310,273
                                                                                                    ------------
            HOSPITAL/NURSING MANAGEMENT (0.3%)
    10,389  HCA-The Healthcare Corp...............................................................       457,220
     1,887  Manor Care, Inc.*.....................................................................        38,919
NUMBER OF
  SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
     5,963  Tenet Healthcare Corp.*...............................................................  $    264,981
                                                                                                    ------------
                                                                                                         761,120
                                                                                                    ------------
            HOTELS/RESORTS/CRUISELINES (0.3%)
    10,992  Carnival Corp.*.......................................................................       338,691
     6,928  Hilton Hotels Corp....................................................................        72,744
     4,513  Marriott International, Inc. (Class A)................................................       190,674
     3,632  Starwood Hotels & Resorts Worldwide, Inc..............................................       128,028
                                                                                                    ------------
                                                                                                         730,137
                                                                                                    ------------
            HOUSEHOLD/PERSONAL CARE (2.0%)
     1,030  Alberto-Culver Co. (Class B)..........................................................        44,097
     4,474  Avon Products, Inc....................................................................       214,193
     4,431  Clorox Co.............................................................................       157,301
    10,762  Colgate-Palmolive Co..................................................................       694,687
    19,809  Gillette Co...........................................................................       715,600
     1,808  International Flavors & Fragrances, Inc...............................................        36,725
    10,041  Kimberly-Clark Corp...................................................................       709,798
    24,519  Procter & Gamble Co. (The)............................................................     1,923,209
                                                                                                    ------------
                                                                                                       4,495,610
                                                                                                    ------------
            INDUSTRIAL CONGLOMERATES (5.8%)
   186,349  General Electric Co...................................................................     8,933,105
    14,998  Honeywell International, Inc..........................................................       709,593
     7,418  Minnesota Mining & Manufacturing Co...................................................       893,869
    32,893  Tyco International Ltd. (Bermuda).....................................................     1,825,562
     8,808  United Technologies Corp..............................................................       692,529
                                                                                                    ------------
                                                                                                      13,054,658
                                                                                                    ------------
            INDUSTRIAL MACHINERY (0.3%)
     5,682  Illinois Tool Works Inc...............................................................       338,434
     3,019  Ingersoll-Rand Co.....................................................................       126,421
     1,034  McDermott International, Inc.*........................................................        11,116
     2,190  Parker-Hannifin Corp..................................................................        96,634
                                                                                                    ------------
                                                                                                         572,605
                                                                                                    ------------
            INDUSTRIAL SPECIALTIES (0.2%)
     2,389  Ecolab, Inc...........................................................................       103,175
       854  Millipore Corp........................................................................        53,802
     3,174  PPG Industries, Inc...................................................................       146,996
     3,001  Sherwin-Williams Co...................................................................        78,964
                                                                                                    ------------
                                                                                                         382,937
                                                                                                    ------------
            INFORMATION TECHNOLOGY SERVICES (0.5%)
     3,484  Citrix Systems, Inc.*.................................................................        78,390
     3,167  Computer Sciences Corp.*..............................................................       190,416
     8,794  Electronic Data Systems Corp..........................................................       507,854
     5,368  PeopleSoft, Inc.*.....................................................................       199,623

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - S&P 500 INDEX PORTFOLIO OF INVESTMENTS DECEMBER 31, 2000, CONTINUED

NUMBER OF
  SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
     2,282  Sapient Corp.*........................................................................  $     27,241
     5,887  Unisys Corp.*.........................................................................        86,097
                                                                                                    ------------
                                                                                                       1,089,621
                                                                                                    ------------
            INSURANCE BROKERS/SERVICES (0.3%)
     4,816  AON Corp..............................................................................       164,948
     5,173  Marsh & McLennan Companies, Inc.......................................................       605,241
                                                                                                    ------------
                                                                                                         770,189
                                                                                                    ------------
            INTEGRATED OIL (4.8%)
     1,662  Amerada Hess Corp.....................................................................       121,430
    12,070  Chevron Corp..........................................................................     1,019,161
    11,720  Conoco, Inc. (Class B)................................................................       339,148
    65,374  Exxon Mobil Corp......................................................................     5,683,452
     4,801  Phillips Petroleum Co.................................................................       273,057
    40,326  Royal Dutch Petroleum Co. (ADR) (Netherlands).........................................     2,442,243
    10,346  Texaco, Inc...........................................................................       642,745
     4,569  Unocal Corp...........................................................................       176,763
                                                                                                    ------------
                                                                                                      10,697,999
                                                                                                    ------------
            INTERNET SOFTWARE/SERVICES (0.9%)
    43,931  America Online, Inc.*.................................................................     1,528,799
     5,062  BroadVision, Inc.*....................................................................        59,795
    10,502  Yahoo! Inc.*..........................................................................       316,865
                                                                                                    ------------
                                                                                                       1,905,459
                                                                                                    ------------
            INVESTMENT BANKS/BROKERS (1.7%)
     2,007  Bear Stearns Companies, Inc...........................................................       101,730
     4,480  Lehman Brothers Holdings, Inc.........................................................       302,960
    15,235  Merrill Lynch & Co., Inc..............................................................     1,038,837
    21,077  Morgan Stanley Dean Witter & Co. (Note 4).............................................     1,670,352
    26,022  Schwab (Charles) Corp.................................................................       738,374
                                                                                                    ------------
                                                                                                       3,852,253
                                                                                                    ------------
            INVESTMENT MANAGERS (0.2%)
     4,582  Franklin Resources, Inc...............................................................       174,574
     4,182  Stilwell Financial, Inc...............................................................       164,928
     2,281  T. Rowe Price Group Inc...............................................................        96,408
                                                                                                    ------------
                                                                                                         435,910
                                                                                                    ------------
            LIFE/HEALTH INSURANCE (0.8%)
     4,988  AFLAC, Inc............................................................................       360,071
     4,729  American General Corp.................................................................       385,414
     1,939  Jefferson-Pilot Corp..................................................................       144,940
     3,603  Lincoln National Corp.................................................................       170,467
    14,379  MetLife, Inc..........................................................................       503,265
     2,353  Torchmark Corp........................................................................        90,443
     4,530  UnumProvident Corp....................................................................       121,744
                                                                                                    ------------
                                                                                                       1,776,344
                                                                                                    ------------
NUMBER OF
  SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
            MACHINE TOOLS (0.3%)
     8,033  Emerson Electric Co...................................................................  $    633,101
     3,678  Molex Inc.............................................................................       130,569
                                                                                                    ------------
                                                                                                         763,670
                                                                                                    ------------
            MAJOR BANKS (5.0%)
    30,608  Bank of America Corp..................................................................     1,404,142
    13,925  Bank of New York Co., Inc.............................................................       768,486
    21,757  Bank One Corp.........................................................................       796,850
     7,458  BB&T Corp.............................................................................       278,277
    24,643  Chase Manhattan Corp. (The)...........................................................     1,119,716
     2,948  Comerica, Inc.........................................................................       175,038
    18,423  First Union Corp......................................................................       512,390
    17,021  FleetBoston Financial Corp............................................................       639,351
     4,718  Huntington Bancshares, Inc............................................................        76,373
     8,008  KeyCorp...............................................................................       224,224
     9,177  Mellon Financial Corp.................................................................       451,394
     3,010  Morgan (J.P.) & Co., Inc..............................................................       498,155
    11,442  National City Corp....................................................................       328,958
     5,435  PNC Financial Services Group, Inc.....................................................       397,095
     3,164  SouthTrust Corp.......................................................................       128,735
     3,037  State Street Corp.....................................................................       377,226
     3,278  Summit Bancorp........................................................................       125,179
     5,571  SunTrust Banks, Inc...................................................................       350,973
    14,165  U.S. Bancorp..........................................................................       413,441
     3,826  Wachovia Corp.........................................................................       222,386
    32,144  Wells Fargo & Co......................................................................     1,790,019
                                                                                                    ------------
                                                                                                      11,078,408
                                                                                                    ------------
            MAJOR TELECOMMUNICATIONS (4.3%)
     5,880  ALLTEL Corp...........................................................................       367,133
    70,588  AT&T Corp.............................................................................     1,222,055
    35,132  BellSouth Corp........................................................................     1,438,216
    63,659  SBC Communications, Inc...............................................................     3,039,717
    16,630  Sprint Corp. (FON Group)..............................................................       337,797
    50,760  Verizon Communications Inc............................................................     2,544,345
    54,145  WorldCom, Inc.*.......................................................................       758,030
                                                                                                    ------------
                                                                                                       9,707,293
                                                                                                    ------------
            MANAGED HEALTH CARE (0.5%)
     2,658  Aetna Inc.*...........................................................................       109,144
     2,887  CIGNA Corp............................................................................       381,950
     3,181  Humana, Inc.*.........................................................................        48,510
     5,996  UnitedHealth Group Inc................................................................       368,005
     1,177  Wellpoint Health Networks, Inc.*......................................................       135,649
                                                                                                    ------------
                                                                                                       1,043,258
                                                                                                    ------------
            MEDIA CONGLOMERATES (1.7%)
    39,204  Disney (Walt) Co. (The)...............................................................     1,134,466
    24,966  Time Warner, Inc......................................................................     1,304,224

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - S&P 500 INDEX PORTFOLIO OF INVESTMENTS DECEMBER 31, 2000, CONTINUED

NUMBER OF
  SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
    28,455  Viacom, Inc. (Class B) (Non-Voting)*..................................................  $  1,330,271
                                                                                                    ------------
                                                                                                       3,768,961
                                                                                                    ------------
            MEDICAL DISTRIBUTORS (0.3%)
     5,249  Cardinal Health, Inc..................................................................       522,932
     5,340  McKesson HBOC, Inc....................................................................       191,653
                                                                                                    ------------
                                                                                                         714,585
                                                                                                    ------------
            MEDICAL SPECIALTIES (1.6%)
     4,451  ALZA Corp.*...........................................................................       189,168
     3,956  Applera Corp. - Applied Biosystems Group..............................................       372,111
       937  Bard (C.R.), Inc......................................................................        43,629
       984  Bausch & Lomb, Inc....................................................................        39,791
     5,532  Baxter International, Inc.............................................................       488,545
     4,762  Becton, Dickinson & Co................................................................       164,884
     3,353  Biomet, Inc...........................................................................       133,072
     7,622  Boston Scientific Corp.*..............................................................       104,326
     5,787  Guidant Corp.*........................................................................       312,136
    22,595  Medtronic, Inc........................................................................     1,364,173
     2,277  Pall Corp.............................................................................        48,529
     1,599  St. Jude Medical, Inc.*...............................................................        98,239
     3,678  Stryker Corp..........................................................................       186,070
                                                                                                    ------------
                                                                                                       3,544,673
                                                                                                    ------------
            MEDICAL/NURSING SERVICES (0.1%)
     7,265  Healthsouth Corp.*....................................................................       118,510
                                                                                                    ------------
            METAL FABRICATIONS (0.0%)
     1,075  Timken Co. (The)......................................................................        16,259
                                                                                                    ------------
            MISCELLANEOUS COMMERCIAL SERVICES (0.1%)
     2,901  Convergys Corp.*......................................................................       131,452
     2,432  Sabre Holdings Corp.*.................................................................       104,880
                                                                                                    ------------
                                                                                                         236,332
                                                                                                    ------------
            MISCELLANEOUS MANUFACTURING (0.2%)
     1,121  Crane Co..............................................................................        31,878
     2,668  Danaher Corp..........................................................................       182,425
     3,819  Dover Corp............................................................................       154,908
     1,653  ITT Industries, Inc.*.................................................................        64,054
     3,385  Thermo Electron Corp.*................................................................       100,704
                                                                                                    ------------
                                                                                                         533,969
                                                                                                    ------------
            MOTOR VEHICLES (0.7%)
    35,247  Ford Motor Co.........................................................................       826,102
    10,625  General Motors Corp...................................................................       541,211
     5,699  Harley-Davidson, Inc..................................................................       226,535
                                                                                                    ------------
                                                                                                       1,593,848
                                                                                                    ------------
            MULTI-LINE INSURANCE (2.1%)
    43,776  American International Group, Inc.....................................................     4,314,672
     4,241  Hartford Financial Services Group, Inc. (The).........................................       299,521
NUMBER OF
  SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
     2,400  Safeco Corp...........................................................................  $     78,900
                                                                                                    ------------
                                                                                                       4,693,093
                                                                                                    ------------
            OFFICE EQUIPMENT/SUPPLIES (0.1%)
     2,058  Avery Dennison Corp...................................................................       112,933
     4,710  Pitney Bowes, Inc.....................................................................       156,019
                                                                                                    ------------
                                                                                                         268,952
                                                                                                    ------------
            OIL & GAS PIPELINES (1.1%)
     4,048  Coastal Corp. (The)...................................................................       357,489
     6,078  Dynegy, Inc. (Class A)................................................................       340,748
     4,368  El Paso Energy Corp...................................................................       312,858
    14,040  Enron Corp............................................................................     1,167,075
     8,275  Williams Companies, Inc. (The)........................................................       330,483
                                                                                                    ------------
                                                                                                       2,508,653
                                                                                                    ------------
            OIL & GAS PRODUCTION (0.6%)
     4,679  Anardarko Petroleum Corp..............................................................       332,583
     2,323  Apache Corp...........................................................................       162,755
     4,050  Burlington Resources, Inc.............................................................       204,525
     2,414  Devon Energy Corp.....................................................................       147,182
     2,198  EOG Resources, Inc....................................................................       120,203
     1,774  Kerr-McGee Corp.......................................................................       118,747
     6,947  Occidental Petroleum Corp.............................................................       168,465
                                                                                                    ------------
                                                                                                       1,254,460
                                                                                                    ------------
            OIL REFINING/MARKETING (0.2%)
     1,290  Ashland, Inc..........................................................................        46,298
     1,607  Sunoco Inc............................................................................        54,136
     2,721  Tosco Corp............................................................................        92,344
     5,839  USX-Marathon Group....................................................................       162,032
                                                                                                    ------------
                                                                                                         354,810
                                                                                                    ------------
            OILFIELD SERVICES/EQUIPMENT (0.6%)
     6,244  Baker Hughes Inc......................................................................       259,516
     8,320  Halliburton Co........................................................................       301,600
    10,768  Schlumberger Ltd......................................................................       860,767
                                                                                                    ------------
                                                                                                       1,421,883
                                                                                                    ------------
            OTHER CONSUMER SERVICES (0.1%)
     1,721  Block (H.&R.), Inc....................................................................        71,206
    13,709  Cendant Corp.*........................................................................       131,949
                                                                                                    ------------
                                                                                                         203,155
                                                                                                    ------------
            OTHER CONSUMER SPECIALTIES (0.0%)
     2,895  Fortune Brands, Inc...................................................................        86,850
                                                                                                    ------------
            OTHER METALS/MINERALS (0.1%)
     3,417  Inco Ltd. (Canada)*...................................................................        57,269
     1,480  Phelps Dodge Corp.....................................................................        82,603
                                                                                                    ------------
                                                                                                         139,872
                                                                                                    ------------
            PACKAGED SOFTWARE (4.3%)
     4,520  Adobe Systems, Inc....................................................................       263,008
     1,063  Autodesk, Inc.........................................................................        28,635
     4,617  BMC Software, Inc.*...................................................................        64,638
    10,904  Computer Associates International, Inc................................................       212,628

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - S&P 500 INDEX PORTFOLIO OF INVESTMENTS DECEMBER 31, 2000, CONTINUED

NUMBER OF
  SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
     6,733  Compuware Corp.*......................................................................  $     42,081
     3,879  Intuit Inc.*..........................................................................       152,978
     1,521  Mercury Interactive Corp.*............................................................       137,270
   100,282  Microsoft Corp.*......................................................................     4,349,732
     6,172  Novell, Inc.*.........................................................................        32,210
   105,268  Oracle Corp.*.........................................................................     3,059,351
     5,121  Parametric Technology Corp.*..........................................................        68,813
     8,078  Siebel Systems, Inc.*.................................................................       546,275
     7,334  Veritas Software Corp.*...............................................................       641,693
                                                                                                    ------------
                                                                                                       9,599,312
                                                                                                    ------------
            PERSONNEL SERVICES (0.0%)
     3,342  Robert Half International, Inc.*......................................................        88,563
                                                                                                    ------------
            PHARMACEUTICALS: GENERIC DRUGS (0.0%)
     1,933  Watson Pharmaceuticals, Inc.*.........................................................        98,945
                                                                                                    ------------
            PHARMACEUTICALS: MAJOR (10.3%)
    29,089  Abbott Laboratories...................................................................     1,408,998
    24,647  American Home Products Corp...........................................................     1,566,317
    36,773  Bristol-Myers Squibb Co...............................................................     2,718,904
    26,141  Johnson & Johnson.....................................................................     2,746,439
    21,200  Lilly (Eli) & Co......................................................................     1,972,925
    43,370  Merck & Co., Inc......................................................................     4,060,516
   118,650  Pfizer, Inc...........................................................................     5,457,900
    24,254  Pharmacia Corp........................................................................     1,479,494
    27,496  Schering-Plough Corp..................................................................     1,560,398
                                                                                                    ------------
                                                                                                      22,971,891
                                                                                                    ------------
            PHARMACEUTICALS: OTHER (0.3%)
     2,473  Allergan, Inc.........................................................................       239,417
     1,648  Forest Laboratories, Inc.*............................................................       218,978
     3,175  King Pharmaceuticals, Inc.............................................................       164,108
                                                                                                    ------------
                                                                                                         622,503
                                                                                                    ------------
            PRECIOUS METALS (0.1%)
     7,444  Barrick Gold Corp. (Canada)...........................................................       121,933
     2,813  Freeport-McMoRan Copper & Gold, Inc. (Class B)*.......................................        24,086
     4,855  Homestake Mining Co...................................................................        20,330
     3,101  Newmont Mining Corp...................................................................        52,911
     6,159  Placer Dome Inc. (Canada).............................................................        59,280
                                                                                                    ------------
                                                                                                         278,540
                                                                                                    ------------
            PROPERTY - CASUALTY INSURERS (0.7%)
    13,753  Allstate Corp. (The) (Note 4).........................................................       599,115
     3,288  Chubb Corp. (The).....................................................................       284,412
     3,025  Cincinnati Financial Corp.............................................................       119,677
     1,855  Loews Corp............................................................................       192,108
     1,381  Progressive Corp......................................................................       143,106
     4,094  St. Paul Companies, Inc...............................................................       222,355
                                                                                                    ------------
                                                                                                       1,560,773
                                                                                                    ------------
NUMBER OF
  SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
            PUBLISHING-BOOKS/MAGAZINES (0.0%)
     1,376  Harcourt General, Inc.................................................................  $     78,707
       935  Meredith Corp.........................................................................        30,095
                                                                                                    ------------
                                                                                                         108,802
                                                                                                    ------------
            PUBLISHING-NEWSPAPERS (0.4%)
     1,646  Dow Jones & Co., Inc..................................................................        93,205
     4,959  Gannett Co., Inc......................................................................       312,727
     1,396  Knight-Ridder, Inc....................................................................        79,398
     3,081  New York Times Co. (The) (Class A)....................................................       123,433
     5,687  Tribune Co............................................................................       240,276
                                                                                                    ------------
                                                                                                         849,039
                                                                                                    ------------
            PULP & PAPER (0.3%)
     1,058  Boise Cascade Corp....................................................................        35,575
     4,226  Georgia-Pacific Group.................................................................       131,534
     9,053  International Paper Co................................................................       369,476
     1,893  Mead Corp.............................................................................        59,393
       503  Potlatch Corp.........................................................................        16,882
     1,857  Westvaco Corp.........................................................................        54,201
     2,054  Willamette Industries, Inc............................................................        96,410
                                                                                                    ------------
                                                                                                         763,471
                                                                                                    ------------
            RAILROADS (0.3%)
     7,459  Burlington Northern Santa Fe Corp.....................................................       211,183
     4,081  CSX Corp..............................................................................       105,851
     7,215  Norfolk Southern Corp.................................................................        96,050
     4,661  Union Pacific Corp....................................................................       236,546
                                                                                                    ------------
                                                                                                         649,630
                                                                                                    ------------
            RECREATIONAL PRODUCTS (0.2%)
     1,611  Brunswick Corp........................................................................        26,481
     5,645  Eastman Kodak Co......................................................................       222,272
     3,179  Hasbro, Inc...........................................................................        33,777
     8,026  Mattel, Inc...........................................................................       115,895
                                                                                                    ------------
                                                                                                         398,425
                                                                                                    ------------
            REGIONAL BANKS (0.8%)
     7,059  AmSouth Bancorporation................................................................       107,650
     8,687  Fifth Third Bancorp...................................................................       519,048
    17,868  Firstar Corp..........................................................................       415,431
     4,171  Northern Trust Corp...................................................................       340,197
     2,603  Old Kent Financial Corp...............................................................       113,881
     4,167  Regions Financial Corp................................................................       113,811
     5,346  Synovus Financial Corp................................................................       144,008
     2,534  Union Planters Corp...................................................................        90,591
                                                                                                    ------------
                                                                                                       1,844,617
                                                                                                    ------------
            RESTAURANTS (0.5%)
     2,255  Darden Restaurants, Inc...............................................................        51,583
    24,661  McDonald's Corp.......................................................................       838,474
     3,518  Starbucks Corp.*......................................................................       155,672
     2,751  Tricon Global Restaurants, Inc.*......................................................        90,783

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - S&P 500 INDEX PORTFOLIO OF INVESTMENTS DECEMBER 31, 2000, CONTINUED

NUMBER OF
  SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
     2,139  Wendy's International, Inc.*..........................................................  $     56,149
                                                                                                    ------------
                                                                                                       1,192,661
                                                                                                    ------------
            SAVINGS BANKS (0.4%)
     3,909  Charter One Financial, Inc............................................................       112,872
     2,976  Golden West Financial Corp............................................................       200,880
    10,142  Washington Mutual, Inc................................................................       538,160
                                                                                                    ------------
                                                                                                         851,912
                                                                                                    ------------
            SEMICONDUCTORS (3.6%)
     5,894  Advanced Micro Devices, Inc.*.........................................................        81,411
     7,455  Altera Corp.*.........................................................................       196,160
     6,725  Analog Devices, Inc.*.................................................................       344,236
     4,423  Broadcom Corp. (Class A)*.............................................................       373,744
     4,285  Conexant Systems, Inc.*...............................................................        65,882
   126,567  Intel Corp............................................................................     3,828,652
     5,956  Linear Technology Corp................................................................       275,465
     6,005  LSI Logic Corp.*......................................................................       102,625
     5,345  Maxim Integrated Products, Inc.*......................................................       255,558
    10,669  Micron Technology, Inc.*..............................................................       378,750
     3,359  National Semiconductor Corp.*.........................................................        67,600
    32,534  Texas Instruments, Inc................................................................     1,541,298
     3,378  Vitesse Semiconductor Corp.*..........................................................       186,846
     6,200  Xilinx, Inc.*.........................................................................       285,975
                                                                                                    ------------
                                                                                                       7,984,202
                                                                                                    ------------
            SERVICES TO THE HEALTH INDUSTRY (0.1%)
     5,523  IMS Health Inc........................................................................       149,121
     2,133  Quintiles Transnational Corp.*........................................................        44,660
                                                                                                    ------------
                                                                                                         193,781
                                                                                                    ------------
            SPECIALTY INSURANCE (0.2%)
     1,979  Ambac Financial Group, Inc............................................................       115,403
     1,850  MBIA, Inc.............................................................................       137,131
     2,008  MGIC Investment Corp..................................................................       135,415
                                                                                                    ------------
                                                                                                         387,949
                                                                                                    ------------
            SPECIALTY STORES (0.2%)
     2,397  AutoZone, Inc.*.......................................................................        68,315
     5,323  Bed Bath & Beyond Inc.*...............................................................       119,102
     5,559  Office Depot, Inc.*...................................................................        39,608
     8,540  Staples, Inc.*........................................................................       100,879
     2,743  Tiffany & Co..........................................................................        86,747
     3,837  Toys 'R' Us, Inc.*....................................................................        64,030
                                                                                                    ------------
                                                                                                         478,681
                                                                                                    ------------
            SPECIALTY TELECOMMUNICATIONS (0.7%)
     2,645  CenturyTel, Inc.......................................................................        94,559
    16,656  Global Crossing Ltd. (Bermuda)*.......................................................       238,389
NUMBER OF
  SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
    31,145  Qwest Communications International, Inc.*.............................................  $  1,276,945
                                                                                                    ------------
                                                                                                       1,609,893
                                                                                                    ------------
            STEEL (0.1%)
     1,463  Allegheny Technologies Inc............................................................        23,225
     1,464  Nucor Corp............................................................................        58,103
     1,636  USX-U.S. Steel Group..................................................................        29,448
     1,516  Worthington Industries, Inc...........................................................        12,223
                                                                                                    ------------
                                                                                                         122,999
                                                                                                    ------------
            TELECOMMUNICATION EQUIPMENT (3.0%)
    14,518  ADC Telecommunications, Inc.*.........................................................       263,139
     1,497  Andrew Corp.*.........................................................................        32,560
     3,096  Comverse Technology, Inc.*............................................................       336,303
    17,295  Corning Inc...........................................................................       913,392
    62,804  Lucent Technologies Inc...............................................................       847,854
    41,080  Motorola, Inc.........................................................................       831,870
    58,252  Nortel Networks Corp. (Canada)........................................................     1,867,705
    14,061  QUALCOMM Inc.*........................................................................     1,155,638
     3,030  Scientific-Atlanta, Inc...............................................................        98,664
     7,720  Tellabs, Inc.*........................................................................       436,180
                                                                                                    ------------
                                                                                                       6,783,305
                                                                                                    ------------
            TOBACCO (0.9%)
    41,817  Philip Morris Companies, Inc..........................................................     1,839,948
     3,064  UST, Inc..............................................................................        85,984
                                                                                                    ------------
                                                                                                       1,925,932
                                                                                                    ------------
            TOOLS/HARDWARE (0.1%)
     1,537  Black & Decker Corp...................................................................        60,327
       399  Briggs & Stratton Corp................................................................        17,706
     1,084  Snap-On, Inc..........................................................................        30,217
     1,592  Stanley Works.........................................................................        49,651
                                                                                                    ------------
                                                                                                         157,901
                                                                                                    ------------
            TRUCKS/CONSTRUCTION/FARM MACHINERY (0.3%)
     6,465  Caterpillar, Inc......................................................................       305,875
       766  Cummins Engine Co., Inc...............................................................        29,060
     4,412  Deere & Co............................................................................       202,125
     1,097  Navistar International Corp.*.........................................................        28,728
     1,438  PACCAR, Inc...........................................................................        70,822
                                                                                                    ------------
                                                                                                         636,610
                                                                                                    ------------
            WHOLESALE DISTRIBUTORS (0.0%)
     1,767  Grainger (W.W.), Inc..................................................................        64,496
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - S&P 500 INDEX PORTFOLIO OF INVESTMENTS DECEMBER 31, 2000, CONTINUED

NUMBER OF
  SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
            WIRELESS COMMUNICATIONS (0.3%)
    14,327  Nextel Communications, Inc. (Class A)*................................................  $    354,593
    17,533  Sprint Corp. (PCS Group)*.............................................................       358,330
                                                                                                    ------------
                                                                                                         712,923
                                                                                                    ------------

            TOTAL COMMON STOCKS
            (COST $218,670,737)...................................................................   220,288,820
                                                                                                    ------------


PRINCIPAL
AMOUNT IN
THOUSANDS
----------
            SHORT-TERM INVESTMENT (1.3%)
            REPURCHASE AGREEMENT
$    2,888  The Bank of New York 3.75% due 01/02/01 (dated 12/29/00; proceeds $2,888,870) (a)
              (COST $2,887,666)...................................................................     2,887,666
                                                                                                    ------------

TOTAL INVESTMENTS
(COST $221,558,403) (b)...................................................................  100.0%    223,176,486

OTHER ASSETS IN EXCESS OF LIABILITIES.....................................................    0.0          77,262
                                                                                            -----   -------------

NET ASSETS................................................................................  100.0%  $ 223,253,748
                                                                                            -----   -------------
                                                                                            -----   -------------

---------------------

ADR  American Depository Receipt.
 *   Non-income producing security.
(a) Collateralized by $2,748,883 Federal Home Loan Mortgage Corp. 6.875% due 01/15/05 valued at $2,945,458.
(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $32,508,366 and the aggregate gross unrealized depreciation is $30,890,283, resulting in net unrealized appreciation of $1,618,083.

FUTURES CONTRACTS OPEN AT DECEMBER 31, 2000:

                   DESCRIPTION,     UNDERLYING
   NUMBER OF      DELIVERY MONTH,   FACE AMOUNT    UNREALIZED
   CONTRACTS         AND YEAR        AT VALUE         LOSS
----------------------------------------------------------------
       7           S&P 500 Index
                    March/2001
                                    $2,336,250   $      (83,188)
                                                 ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - COMPETITIVE EDGE "BEST IDEAS"
PORTFOLIO OF INVESTMENTS DECEMBER 31, 2000

NUMBER OF
 SHARES                                                                                                 VALUE
----------------------------------------------------------------------------------------------------------------
           COMMON AND PREFERRED STOCKS (96.7%)
           AUSTRALIA (2.3%)
           MEDIA CONGLOMERATES
 242,400   News Corporation Ltd. (Pref.)...........................................................  $ 1,732,869
                                                                                                     -----------

           FINLAND (2.7%)
           PULP & PAPER
  58,400   UPM-Kymmene Oyj.........................................................................    2,010,718
                                                                                                     -----------
           FRANCE (10.8%)
           ENGINEERING & CONSTRUCTION
  12,000   Suez Lyonnaise des Eaux.................................................................    2,198,628
                                                                                                     -----------
           FOOD: MAJOR DIVERSIFIED
  12,700   Groupe Danone...........................................................................    1,921,322
                                                                                                     -----------
           MULTI-LINE INSURANCE
  13,800   AXA.....................................................................................    2,001,938
                                                                                                     -----------
           OIL REFINING/MARKETING
  12,700   Total Fina Elf..........................................................................    1,895,003
                                                                                                     -----------

           TOTAL FRANCE............................................................................    8,016,891
                                                                                                     -----------
           GERMANY (2.3%)
           MOTOR VEHICLES
  52,900   Bayerische Motoren Werke (BMW) AG.......................................................    1,734,147
                                                                                                     -----------

           JAPAN (9.1%)
           CHEMICALS: SPECIALTY
  47,900   Shin-Etsu Chemical Co., Ltd.............................................................    1,841,503
                                                                                                     -----------
           ELECTRONIC EQUIPMENT/INSTRUMENTS
  77,900   Matsushita Electric Industrial Co., Ltd.................................................    1,858,165
                                                                                                     -----------
           ELECTRONIC PRODUCTION EQUIPMENT
  24,900   Tokyo Electron Ltd......................................................................    1,366,291
                                                                                                     -----------
           ELECTRONICS/APPLIANCES
  24,810   Sony Corp...............................................................................    1,712,529
                                                                                                     -----------
           TOTAL JAPAN.............................................................................    6,778,488
                                                                                                     -----------
           NETHERLANDS (2.8%)
           BEVERAGES: ALCOHOLIC
  34,300   Heineken NV.............................................................................    2,082,418
                                                                                                     -----------
NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------

           SWEDEN (2.4%)
           LIFE/HEALTH INSURANCE
 112,000   Skandia Forsakrings AB..................................................................  $ 1,825,053
                                                                                                     -----------

           UNITED KINGDOM (5.0%)
           BEVERAGES: ALCOHOLIC
 173,200   Diageo PLC..............................................................................    1,942,135
                                                                                                     -----------
           INTEGRATED OIL
  36,800   BP Amoco PLC (ADR)......................................................................    1,761,800
                                                                                                     -----------

           TOTAL UNITED KINGDOM....................................................................    3,703,935
                                                                                                     -----------

           UNITED STATES (59.3%)
           AIR FREIGHT/COURIERS
  54,600   FedEx Corp.*............................................................................    2,181,816
                                                                                                     -----------
           BROADCASTING
  35,900   Clear Channel Communications, Inc.*.....................................................    1,738,906
                                                                                                     -----------
           CHEMICALS: MAJOR DIVERSIFIED
  40,300   Du Pont (E.I.) de Nemours & Co., Inc....................................................    1,946,994
                                                                                                     -----------
           COMPUTER COMMUNICATIONS
  41,400   Cisco Systems, Inc.*....................................................................    1,583,550
                                                                                                     -----------
           COMPUTER PERIPHERALS
  27,400   EMC Corp.*..............................................................................    1,822,100
                                                                                                     -----------
           DATA PROCESSING SERVICES
  29,400   Automatic Data Processing, Inc..........................................................    1,861,387
                                                                                                     -----------
           DISCOUNT STORES
  38,300   Wal-Mart Stores, Inc....................................................................    2,034,688
                                                                                                     -----------
           ELECTRICAL PRODUCTS
  24,700   Emerson Electric Co.....................................................................    1,946,669
                                                                                                     -----------
           FINANCIAL CONGLOMERATES
  32,300   American Express Co.....................................................................    1,774,481
                                                                                                     -----------
           INDUSTRIAL CONGLOMERATES
  40,300   General Electric Co.....................................................................    1,931,881
  25,000   United Technologies Corp................................................................    1,965,625
                                                                                                     -----------
                                                                                                       3,897,506
                                                                                                     -----------
           INTERNET SOFTWARE/SERVICES
  40,500   America Online, Inc.*...................................................................    1,409,400
  54,100   Exodus Communications, Inc.*............................................................    1,082,000
                                                                                                     -----------
                                                                                                       2,491,400
                                                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - COMPETITIVE EDGE "BEST IDEAS"
PORTFOLIO OF INVESTMENTS DECEMBER 31, 2000, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           MAJOR BANKS
  38,100   Bank of New York Co., Inc...............................................................  $ 2,102,644
                                                                                                     -----------
           MEDIA CONGLOMERATES
  27,900   Time Warner Inc.........................................................................    1,457,496
                                                                                                     -----------
           MEDICAL SPECIALTIES
  33,200   Medtronic, Inc..........................................................................    2,004,450
                                                                                                     -----------
           OIL & GAS PIPELINES
  21,900   Enron Corp..............................................................................    1,820,438
                                                                                                     -----------
           OILFIELD SERVICES/EQUIPMENT
  43,200   Halliburton Co..........................................................................    1,566,000
  22,400   Schlumberger Ltd........................................................................    1,790,600
                                                                                                     -----------
                                                                                                       3,356,600
                                                                                                     -----------
           PACKAGED SOFTWARE
  39,400   Microsoft Corp.*........................................................................    1,708,975
                                                                                                     -----------
           PHARMACEUTICALS: MAJOR
  34,200   American Home Products Corp.............................................................    2,173,410
  30,900   Schering-Plough Corp....................................................................    1,753,575
                                                                                                     -----------
                                                                                                       3,926,985
                                                                                                     -----------
           SEMICONDUCTORS
  16,800   Broadcom Corp. (Class A)*...............................................................    1,419,600
                                                                                                     -----------
           TELECOMMUNICATION EQUIPMENT
 107,000   Lucent Technologies Inc.................................................................    1,444,500
  82,800   Motorola, Inc...........................................................................    1,676,700
                                                                                                     -----------
                                                                                                       3,121,200
                                                                                                     -----------

           TOTAL UNITED STATES.....................................................................   44,197,885
                                                                                                     -----------

           TOTAL COMMON AND PREFERRED STOCKS
           (COST $78,938,124)......................................................................   72,082,404
                                                                                                     -----------

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
           SHORT-TERM INVESTMENT (3.3%)
           REPURCHASE AGREEMENT
$  2,472   The Bank of New York 3.75% due 01/02/01 (dated 12/29/00; proceeds $2,472,776) (a)
             (COST $2,471,746).....................................................................  $ 2,471,746
                                                                                                     -----------

TOTAL INVESTMENTS
(COST $81,409,870) (b).....................................................................  100.0%    74,554,150

LIABILITIES IN EXCESS OF OTHER ASSETS......................................................    0.0         (6,041)
                                                                                             -----   ------------

NET ASSETS.................................................................................  100.0%  $ 74,548,109
                                                                                             -----   ------------
                                                                                             -----   ------------

---------------------

ADR   American Depository Receipt.
 *    Non-income producing security.
(a) Collateralized by $2,352,952 Freddie Mac 6.875% due 01/15/05 valued at $2,521,214.
(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $6,129,358 and the aggregate gross unrealized depreciation is $12,985,078, resulting in net unrealized depreciation of $6,855,720.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - COMPETITIVE EDGE "BEST IDEAS"
SUMMARY OF INVESTMENTS DECEMBER 31, 2000

                                                                                                  PERCENT OF
INDUSTRY                                                                                VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------
Air Freight/Couriers...............................................................  $ 2,181,816      2.9%
Beverages: Alcoholic...............................................................    4,024,553      5.4
Broadcasting.......................................................................    1,738,906      2.3
Chemicals: Major Diversified.......................................................    1,946,994      2.6
Chemicals: Specialty...............................................................    1,841,503      2.5
Computer Communications............................................................    1,583,550      2.1
Computer Peripherals...............................................................    1,822,100      2.5
Data Processing Services...........................................................    1,861,387      2.5
Discount Stores....................................................................    2,034,688      2.7
Electrical Products................................................................    1,946,669      2.6
Electronic Equipment/Instruments...................................................    1,858,165      2.5
Electronic Production Equipment....................................................    1,366,291      1.8
Electronics/Appliances.............................................................    1,712,529      2.3
Engineering & Construction.........................................................    2,198,628      2.9
Financial Conglomerates............................................................    1,774,481      2.4
Food: Major Diversified............................................................    1,921,322      2.6
Industrial Conglomerates...........................................................    3,897,506      5.2
Integrated Oil.....................................................................    1,761,800      2.4
Internet Software/Services.........................................................    2,491,400      3.3
Life/Health Insurance..............................................................    1,825,053      2.5
Major Banks........................................................................    2,102,644      2.8
                                                                                                  PERCENT OF
INDUSTRY                                                                                VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------
Media Conglomerates................................................................  $ 3,190,365      4.3%
Medical Specialties................................................................    2,004,450      2.7
Motor Vehicles.....................................................................    1,734,147      2.3
Multi-Line Insurance...............................................................    2,001,938      2.7
Oil & Gas Pipelines................................................................    1,820,438      2.5
Oil Refining/Marketing.............................................................    1,895,003      2.5
Oilfield Services/Equipment........................................................    3,356,600      4.5
Packaged Software..................................................................    1,708,975      2.3
Pharmaceuticals: Major.............................................................    3,926,985      5.3
Pulp & Paper.......................................................................    2,010,718      2.7
Semiconductors.....................................................................    1,419,600      1.9
Telecommunication Equipment........................................................    3,121,200      4.2
Repurchase Agreement...............................................................    2,471,746      3.3
                                                                                     -----------    -----
                                                                                     $74,554,150    100.0%
                                                                                     -----------    -----
                                                                                     -----------    -----

                                                                                                  PERCENT OF
TYPE OF INVESTMENT                                                                      VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------
Common Stocks......................................................................  $70,349,535     94.4%
Preferred Stock....................................................................    1,732,869      2.3
Short-Term Investment..............................................................    2,471,746      3.3
                                                                                     -----------    -----
                                                                                     $74,554,150    100.0%
                                                                                     -----------    -----
                                                                                     -----------    -----

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - AGGRESSIVE EQUITY PORTFOLIO OF INVESTMENTS DECEMBER 31, 2000

NUMBER OF
 SHARES                                                                                                 VALUE
----------------------------------------------------------------------------------------------------------------
           COMMON STOCKS (92.2%)
           ADVERTISING/MARKETING SERVICES (1.0%)
  12,710   Interpublic Group of Companies, Inc.....................................................  $   540,969
   8,500   Omnicom Group, Inc......................................................................      704,437
   4,700   WPP Group PLC (ADR) (United Kingdom)....................................................      295,219
                                                                                                     -----------
                                                                                                       1,540,625
                                                                                                     -----------
           AEROSPACE & DEFENSE (0.5%)
   9,980   General Dynamics Corp...................................................................      778,440
                                                                                                     -----------
           AIR FREIGHT/COURIERS (0.2%)
   6,400   FedEx Corp.*............................................................................      255,744
                                                                                                     -----------
           AIRLINES (0.2%)
   8,100   AMR Corp.*..............................................................................      317,419
                                                                                                     -----------
           ALUMINUM (0.5%)
  22,370   Alcoa, Inc..............................................................................      749,395
                                                                                                     -----------
           APPAREL/FOOTWEAR (0.2%)
   5,400   Nike, Inc. (Class B)....................................................................      301,387
                                                                                                     -----------
           APPAREL/FOOTWEAR RETAIL (0.5%)
  10,700   Abercrombie & Fitch Co. (Class A)*......................................................      214,000
   6,640   Gap, Inc. (The).........................................................................      169,320
  25,190   Limited, Inc. (The).....................................................................      429,804
                                                                                                     -----------
                                                                                                         813,124
                                                                                                     -----------
           BEVERAGES: ALCOHOLIC (2.3%)
  47,160   Anheuser-Busch Companies, Inc...........................................................    2,145,780
  16,100   Coors (Adolph) Co. (Class B) (Non-Voting)...............................................    1,293,031
                                                                                                     -----------
                                                                                                       3,438,811
                                                                                                     -----------
           BEVERAGES: NON-ALCOHOLIC (2.1%)
  12,100   Coca-Cola Co............................................................................      737,344
  48,990   PepsiCo, Inc............................................................................    2,428,067
                                                                                                     -----------
                                                                                                       3,165,411
                                                                                                     -----------
           BIOTECHNOLOGY (4.3%)
   3,180   Abgenix, Inc.*..........................................................................      187,819
   3,380   COR Therapeutics, Inc.*.................................................................      118,934
   4,000   CV Therapeutics, Inc.*..................................................................      283,000
   3,430   Enzon, Inc.*............................................................................      212,874
  19,700   Genentech, Inc.*........................................................................    1,605,550
   6,000   Genzyme Corp. (General Division)*.......................................................      539,625
  13,410   Human Genome Sciences, Inc.*............................................................      929,481
   7,620   IDEC Pharmaceuticals Corp.*.............................................................    1,444,466
NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
   2,060   Invitrogen Corp.*.......................................................................  $   177,932
  14,670   Millennium Pharmaceuticals, Inc.*.......................................................      907,706
   2,080   Protein Design Labs, Inc.*..............................................................      180,700
                                                                                                     -----------
                                                                                                       6,588,087
                                                                                                     -----------
           CABLE/SATELLITE TV (2.4%)
   5,110   Adelphia Communications Corp. (Class A)*................................................      263,804
   3,600   Cablevision Systems Corp. (Class A)*....................................................      305,775
  45,000   Charter Communications, Inc. (Class A)*.................................................    1,020,937
  40,200   Comcast Corp. (Class A Special)*........................................................    1,678,350
   7,380   Cox Communications, Inc. (Class A)*.....................................................      343,631
                                                                                                     -----------
                                                                                                       3,612,497
                                                                                                     -----------
           COMPUTER COMMUNICATIONS (2.0%)
  20,720   Brocade Communications Systems, Inc.*...................................................    1,902,355
  14,000   Cisco Systems, Inc.*....................................................................      535,500
     510   Extreme Networks, Inc.*.................................................................       19,954
   5,000   Juniper Networks, Inc.*.................................................................      630,312
                                                                                                     -----------
                                                                                                       3,088,121
                                                                                                     -----------
           COMPUTER PERIPHERALS (0.7%)
  11,300   EMC Corp.*..............................................................................      751,450
   4,610   QLogic Corp.*...........................................................................      354,970
                                                                                                     -----------
                                                                                                       1,106,420
                                                                                                     -----------
           COMPUTER PROCESSING HARDWARE (0.4%)
   3,210   Palm, Inc.*.............................................................................       90,883
  19,400   Sun Microsystems, Inc.*.................................................................      540,775
                                                                                                     -----------
                                                                                                         631,658
                                                                                                     -----------
           CONTRACT DRILLING (1.5%)
  51,550   ENSCO International Inc.................................................................    1,755,922
   9,460   Nabors Industries, Inc.*................................................................      559,559
                                                                                                     -----------
                                                                                                       2,315,481
                                                                                                     -----------
           DATA PROCESSING SERVICES (1.3%)
  10,180   Automatic Data Processing, Inc..........................................................      644,521
   8,500   Bisys Group, Inc. (The)*................................................................      443,062
   6,600   DST Systems, Inc.*......................................................................      442,200
   7,890   Paychex, Inc............................................................................      383,651
                                                                                                     -----------
                                                                                                       1,913,434
                                                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - AGGRESSIVE EQUITY PORTFOLIO OF INVESTMENTS DECEMBER 31, 2000, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           DEPARTMENT STORES (0.5%)
  12,500   Kohl's Corp.*...........................................................................  $   762,500
                                                                                                     -----------
           DISCOUNT STORES (1.4%)
  22,300   Target Corp.............................................................................      719,175
  27,000   Wal-Mart Stores, Inc....................................................................    1,434,375
                                                                                                     -----------
                                                                                                       2,153,550
                                                                                                     -----------
           DRUGSTORE CHAINS (0.7%)
  11,600   CVS Corp................................................................................      695,275
   9,900   Walgreen Co.............................................................................      413,944
                                                                                                     -----------
                                                                                                       1,109,219
                                                                                                     -----------
           ELECTRIC UTILITIES (2.6%)
  10,490   Constellation Energy Group, Inc.........................................................      472,706
  15,000   Dominion Resources, Inc.................................................................    1,005,000
  13,740   Duke Energy Corp........................................................................    1,171,335
  13,190   Exelon Corp.............................................................................      926,070
   5,000   FPL Group, Inc..........................................................................      358,750
                                                                                                     -----------
                                                                                                       3,933,861
                                                                                                     -----------
           ELECTRICAL PRODUCTS (0.3%)
   6,400   Emerson Electric Co.....................................................................      504,400
                                                                                                     -----------
           ELECTRONIC COMPONENTS (0.2%)
   7,980   Sawtek, Inc.*...........................................................................      368,576
                                                                                                     -----------
           FINANCE/RENTAL/LEASING (3.3%)
  27,820   Countrywide Credit Industries, Inc......................................................    1,397,955
  17,500   Fannie Mae..............................................................................    1,518,125
  22,440   Freddie Mac.............................................................................    1,545,555
   6,800   USA Education Inc.......................................................................      462,400
                                                                                                     -----------
                                                                                                       4,924,035
                                                                                                     -----------
           FINANCIAL CONGLOMERATES (1.4%)
  40,513   Citigroup, Inc..........................................................................    2,068,695
                                                                                                     -----------
           FOOD RETAIL (1.6%)
  36,070   Kroger Co.*.............................................................................      976,144
  24,420   Safeway Inc.*...........................................................................    1,526,250
                                                                                                     -----------
                                                                                                       2,502,394
                                                                                                     -----------
           FOOD: MAJOR DIVERSIFIED (1.9%)
  27,300   Groupe Danone (ADR) (France)............................................................      838,110
  22,570   Ralston-Ralston Purina Group............................................................      589,641
  17,420   Sara Lee Corp...........................................................................      427,879
  17,132   Unilever N.V. (Netherlands).............................................................    1,078,245
                                                                                                     -----------
                                                                                                       2,933,875
                                                                                                     -----------
           FOOD: MEAT/FISH/DAIRY (0.3%)
  14,760   ConAgra, Inc............................................................................      383,760
                                                                                                     -----------
NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           FOOD: SPECIALTY/CANDY (0.5%)
  12,940   Hershey Foods Corp......................................................................  $   833,012
                                                                                                     -----------
           HOME IMPROVEMENT CHAINS (0.5%)
  14,830   Home Depot, Inc. (The)..................................................................      677,546
                                                                                                     -----------
           HOSPITAL/NURSING MANAGEMENT (3.2%)
  49,820   HCA-The Healthcare Corp.................................................................    2,192,578
  29,000   Health Management Associates, Inc. (Class A)*...........................................      601,750
  43,100   Tenet Healthcare Corp.*.................................................................    1,915,256
   1,290   Universal Health Services, Inc. (Class B)*..............................................      144,157
                                                                                                     -----------
                                                                                                       4,853,741
                                                                                                     -----------
           HOUSEHOLD/PERSONAL CARE (1.5%)
  14,250   Avon Products, Inc......................................................................      682,219
  22,200   Kimberly-Clark Corp.....................................................................    1,569,318
                                                                                                     -----------
                                                                                                       2,251,537
                                                                                                     -----------
           INDUSTRIAL CONGLOMERATES (3.0%)
  32,830   General Electric Co.....................................................................    1,573,788
   9,200   Minnesota Mining & Manufacturing Co.....................................................    1,108,600
  18,600   Tyco International Ltd. (Bermuda).......................................................    1,032,300
  10,700   United Technologies Corp................................................................      841,287
                                                                                                     -----------
                                                                                                       4,555,975
                                                                                                     -----------
           INFORMATION TECHNOLOGY SERVICES (0.7%)
   9,400   Electronic Data Systems Corp............................................................      542,850
  14,850   PeopleSoft, Inc.*.......................................................................      552,234
                                                                                                     -----------
                                                                                                       1,095,084
                                                                                                     -----------
           INSURANCE BROKERS/SERVICES (0.8%)
  10,000   Marsh & McLennan Companies, Inc.........................................................    1,170,000
                                                                                                     -----------
           INTEGRATED OIL (1.3%)
  20,730   Exxon Mobil Corp........................................................................    1,802,214
   3,350   Royal Dutch Petroleum Co. (Netherlands).................................................      202,884
                                                                                                     -----------
                                                                                                       2,005,098
                                                                                                     -----------
           INTERNET SOFTWARE/SERVICES (1.1%)
  21,710   BEA Systems, Inc.*......................................................................    1,461,354
   6,390   WatchGuard Technologies, Inc.*..........................................................      202,084
                                                                                                     -----------
                                                                                                       1,663,438
                                                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - AGGRESSIVE EQUITY PORTFOLIO OF INVESTMENTS DECEMBER 31, 2000, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           INVESTMENT BANKS/BROKERS (3.1%)
  13,750   Goldman Sachs Group, Inc. (The).........................................................  $ 1,470,391
  21,950   Lehman Brothers Holdings, Inc...........................................................    1,484,369
  25,260   Merrill Lynch & Co., Inc................................................................    1,722,416
                                                                                                     -----------
                                                                                                       4,677,176
                                                                                                     -----------
           INVESTMENT MANAGERS (0.9%)
  13,775   Amvescap PLC (ADR) (United Kingdom).....................................................      599,212
  12,300   Federated Investors, Inc. (Class B).....................................................      358,237
  10,500   Stilwell Financial, Inc.................................................................      414,094
                                                                                                     -----------
                                                                                                       1,371,543
                                                                                                     -----------
           LIFE/HEALTH INSURANCE (0.5%)
  10,900   AFLAC, Inc..............................................................................      786,844
                                                                                                     -----------
           MAJOR BANKS (3.4%)
  15,520   Bank of New York Co., Inc...............................................................      856,510
  13,100   BB&T Corp...............................................................................      488,794
   8,000   Chase Manhattan Corp. (The)*............................................................      363,500
   8,830   Mellon Financial Corp...................................................................      434,326
  10,600   PNC Financial Services Group, Inc.......................................................      774,463
   4,620   State Street Corp.......................................................................      573,850
   7,030   U.S. Bancorp............................................................................      205,188
  27,000   Wells Fargo & Co........................................................................    1,503,563
                                                                                                     -----------
                                                                                                       5,200,194
                                                                                                     -----------
           MAJOR TELECOMMUNICATIONS (1.1%)
  16,000   SBC Communications, Inc.................................................................      764,000
  18,520   Verizon Communications..................................................................      928,315
                                                                                                     -----------
                                                                                                       1,692,315
                                                                                                     -----------
           MANAGED HEALTH CARE (0.5%)
   5,800   CIGNA Corp..............................................................................      767,340
                                                                                                     -----------
           MEDIA CONGLOMERATES (0.7%)
  31,000   Fox Entertainment Group, Inc. (Class A)*................................................      554,125
  10,340   Viacom, Inc. (Class B) (Non-Voting)*....................................................      483,395
                                                                                                     -----------
                                                                                                       1,037,520
                                                                                                     -----------
           MEDICAL DISTRIBUTORS (1.1%)
  16,300   Cardinal Health, Inc....................................................................    1,623,888
                                                                                                     -----------
           MEDICAL SPECIALTIES (3.1%)
  32,750   ALZA Corp. *............................................................................    1,391,875
  20,000   Baxter International, Inc...............................................................    1,766,250
   7,000   Beckman Coulter, Inc....................................................................      293,563
  12,995   Biomet, Inc.............................................................................      515,739
NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
   8,000   Inhale Therapeutic Systems, Inc.*.......................................................  $   404,000
   6,600   St. Jude Medical, Inc.*.................................................................      405,488
                                                                                                     -----------
                                                                                                       4,776,915
                                                                                                     -----------
           MEDICAL/NURSING SERVICES (0.2%)
  22,000   Healthsouth Corp.*......................................................................      358,875
                                                                                                     -----------
           MULTI-LINE INSURANCE (2.9%)
  32,830   American International Group, Inc.......................................................    3,235,807
  15,510   Hartford Financial Services Group, Inc. (The)...........................................    1,095,394
                                                                                                     -----------
                                                                                                       4,331,201
                                                                                                     -----------
           OIL & GAS PIPELINES (1.0%)
  20,480   El Paso Energy Corp.....................................................................    1,466,880
                                                                                                     -----------
           OILFIELD SERVICES/EQUIPMENT (0.2%)
  10,200   UTI Energy Corp.*.......................................................................      335,325
                                                                                                     -----------
           PACKAGED SOFTWARE (2.3%)
  13,010   Check Point Software Technologies Ltd. (Israel)*........................................    1,737,648
   6,360   i2 Technologies, Inc.*..................................................................      345,825
   3,810   Mercury Interactive Corp.*..............................................................      343,853
  23,000   Oracle Corp.*...........................................................................      668,438
   6,410   Siebel Systems, Inc.*...................................................................      433,476
                                                                                                     -----------
                                                                                                       3,529,240
                                                                                                     -----------
           PHARMACEUTICALS: GENERIC DRUGS (0.2%)
   6,200   Watson Pharmaceuticals, Inc.*...........................................................      317,363
                                                                                                     -----------
           PHARMACEUTICALS: MAJOR (7.9%)
  57,210   Abbott Laboratories.....................................................................    2,771,109
  36,800   American Home Products Corp.............................................................    2,338,640
   7,800   Lilly (Eli) & Co........................................................................      725,888
  19,600   Merck & Co., Inc........................................................................    1,835,050
  16,990   Pfizer Inc..............................................................................      781,540
  29,900   Pharmacia Corp..........................................................................    1,823,900
  30,000   Schering-Plough Corp....................................................................    1,702,500
                                                                                                     -----------
                                                                                                      11,978,627
                                                                                                     -----------
           PHARMACEUTICALS: OTHER (3.4%)
   8,450   Allergan, Inc...........................................................................      818,066
  12,210   Forest Laboratories, Inc.*..............................................................    1,622,404
  24,600   King Pharmaceuticals, Inc.*.............................................................    1,271,513
  19,300   Teva Pharmaceutical Industries Ltd. (ADR) (Israel)......................................    1,413,725
                                                                                                     -----------
                                                                                                       5,125,708
                                                                                                     -----------
           PROPERTY - CASUALTY INSURERS (2.9%)
  12,800   ACE, Ltd. (Bermuda).....................................................................      543,200
  26,100   Allstate Corp. (The) (Note 4)...........................................................    1,136,981

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - AGGRESSIVE EQUITY PORTFOLIO OF INVESTMENTS DECEMBER 31, 2000, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
   9,300   Chubb Corp. (The).......................................................................  $   804,450
  14,400   Everest Re Group, Ltd. (Bermuda)........................................................    1,031,400
   6,100   PartnerRe Ltd. (Bermuda)................................................................      372,100
   9,500   St. Paul Companies, Inc.................................................................      515,969
                                                                                                     -----------
                                                                                                       4,404,100
                                                                                                     -----------
           PULP & PAPER (0.5%)
   9,900   Georgia-Pacific Corp....................................................................      308,138
  10,800   International Paper Co..................................................................      440,775
                                                                                                     -----------
                                                                                                         748,913
                                                                                                     -----------
           REGIONAL BANKS (1.2%)
  11,000   Fifth Third Bancorp.....................................................................      657,250
  14,160   Northern Trust Corp.....................................................................    1,154,925
                                                                                                     -----------
                                                                                                       1,812,175
                                                                                                     -----------
           RESTAURANTS (0.7%)
   4,100   Brinker International, Inc.*............................................................      173,225
   7,100   Darden Restaurants, Inc.................................................................      162,413
  15,900   Starbucks Corp.*........................................................................      703,575
                                                                                                     -----------
                                                                                                       1,039,213
                                                                                                     -----------
           SAVINGS BANKS (1.0%)
   6,500   Golden West Financial Corp..............................................................      438,750
  19,700   Washington Mutual, Inc..................................................................    1,045,331
                                                                                                     -----------
                                                                                                       1,484,081
                                                                                                     -----------
           SEMICONDUCTORS (1.5%)
   8,350   Altera Corp.*...........................................................................      219,709
  24,960   Micron Technology, Inc.*................................................................      886,080
  17,300   Texas Instruments, Inc..................................................................      819,588
   8,810   Xilinx, Inc.*...........................................................................      406,361
                                                                                                     -----------
                                                                                                       2,331,738
                                                                                                     -----------
           SPECIALTY INSURANCE (1.1%)
   6,770   MGIC Investment Corp....................................................................      456,552
   6,410   PMI Group, Inc..........................................................................      433,877
   4,460   Radian Group, Inc.......................................................................      334,779
   5,300   XL Capital Ltd. (Class A) (Bermuda).....................................................      463,088
                                                                                                     -----------
                                                                                                       1,688,296
                                                                                                     -----------
           TELECOMMUNICATION EQUIPMENT (3.2%)
   8,200   CIENA Corp.*............................................................................      667,275
  15,250   Comverse Technology, Inc.*..............................................................    1,656,531
  14,300   Motorola, Inc...........................................................................      289,575
  31,568   Nokia Oyj (ADR) (Finland)...............................................................    1,373,208
   9,050   Powerwave Technologies, Inc.*...........................................................      529,425
NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
  12,800   Tekelec*................................................................................  $   384,000
                                                                                                     -----------
                                                                                                       4,900,014
                                                                                                     -----------
           TOBACCO (0.4%)
  13,370   Philip Morris Companies, Inc............................................................      588,280
                                                                                                     -----------
           WIRELESS COMMUNICATIONS (0.3%)
  11,817   Vodafone Group PLC (ADR) (United Kingdom)...............................................      423,196
                                                                                                     -----------

           TOTAL COMMON STOCKS
           (COST $128,758,675).....................................................................  140,163,310
                                                                                                     -----------

PRINCIPAL
AMOUNT IN
THOUSANDS
---------
           SHORT-TERM INVESTMENT (a) (8.5%)
           U.S. GOVERNMENT AGENCY
$ 12,950   Federal National Mortgage Assoc. 5.75% due 01/02/01
             (COST $12,947,932)...................................................................    12,947,932
                                                                                                    ------------

TOTAL INVESTMENTS
(COST $141,706,607) (b) ..................................................................  100.8%    153,111,242

LIABILITIES IN EXCESS OF OTHER ASSETS.....................................................   (0.8)     (1,061,861)
                                                                                            -----   -------------

NET ASSETS................................................................................  100.0%  $ 152,049,381
                                                                                            -----   -------------
                                                                                            -----   -------------

---------------------

ADR   American Depository Receipt.
 *    Non-income producing security.
(a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $14,453,637 and the aggregate gross unrealized depreciation is $3,049,002, resulting in net unrealized appreciation of $11,404,635.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - INFORMATION PORTFOLIO OF INVESTMENTS DECEMBER 31, 2000

NUMBER OF
 SHARES                                                                              VALUE
---------------------------------------------------------------------------------------------
           COMMON STOCKS (87.6%)
           AEROSPACE & DEFENSE (1.4%)
    820    General Dynamics Corp.................................................  $   63,960
                                                                                   ----------
           CABLE/SATELLITE TV (5.1%)
  3,400    Charter Communications, Inc. (Class A)*...............................      77,138
  2,035    Comcast Corp. (Class A Special)*......................................      84,961
  1,600    Cox Communications, Inc. (Class A)*...................................      74,500
                                                                                   ----------
                                                                                      236,599
                                                                                   ----------
           COMPUTER COMMUNICATIONS (5.2%)
    300    Avocent Corp.*........................................................       8,100
  1,340    Cisco Systems, Inc.*..................................................      51,255
    690    Emulex Corp.*.........................................................      55,157
    360    Extreme Networks, Inc.*...............................................      14,085
    755    Finisar Corp.*........................................................      21,895
    950    Foundry Networks, Inc.*...............................................      14,250
    575    Juniper Networks, Inc.*...............................................      72,486
                                                                                   ----------
                                                                                      237,228
                                                                                   ----------
           COMPUTER PERIPHERALS (4.3%)
  1,130    EMC Corp.*............................................................      75,145
  1,150    Network Appliance, Inc.*..............................................      73,870
    630    QLogic Corp.*.........................................................      48,510
                                                                                   ----------
                                                                                      197,525
                                                                                   ----------
           COMPUTER PROCESSING HARDWARE (3.2%)
  1,410    Compaq Computer Corp..................................................      21,220
    550    Gateway, Inc.*........................................................       9,894
    710    International Business Machines Corp..................................      60,350
  2,000    Sun Microsystems, Inc.*...............................................      55,750
                                                                                   ----------
                                                                                      147,214
                                                                                   ----------
           DATA PROCESSING SERVICES (1.1%)
    770    Automatic Data Processing, Inc........................................      48,751
                                                                                   ----------
           ELECTRIC UTILITIES (10.2%)
  1,235    American Electric Power Co., Inc......................................      57,427
    900    Dominion Resources, Inc...............................................      60,300
  3,900    PPL Corp..............................................................     176,231
  4,000    TXU Corp..............................................................     177,250
                                                                                   ----------
                                                                                      471,208
                                                                                   ----------
           ELECTRONIC COMPONENTS (5.1%)
    670    Anaren Microwave Inc.*................................................      45,016
  1,500    Cree Research, Inc.*..................................................      53,297
  1,705    Flextronics International, Ltd. (Singapore)*..........................      48,592
    700    Sanmina Corp.*........................................................      53,637
NUMBER OF
SHARES                                                                              VALUE
---------------------------------------------------------------------------------------------
  1,900    Stratos Lightwave, Inc.*..............................................  $   32,419
                                                                                   ----------
                                                                                      232,961
                                                                                   ----------
           ELECTRONIC EQUIPMENT/INSTRUMENTS (1.1%)
    475    PerkinElmer, Inc......................................................      49,875
                                                                                   ----------
           ELECTRONIC PRODUCTION EQUIPMENT (0.2%)
    290    Applied Materials, Inc.*..............................................      11,074
                                                                                   ----------
           ELECTRONICS/APPLIANCES (0.7%)
    450    Sony Corp. (ADR) (Japan)..............................................      31,387
                                                                                   ----------
           FINANCE/RENTAL/LEASING (1.1%)
    900    Providian Financial Corp..............................................      51,750
                                                                                   ----------
           FINANCIAL PUBLISHING/SERVICES (1.2%)
  1,180    SunGard Data Systems Inc.*............................................      55,607
                                                                                   ----------
           INDUSTRIAL CONGLOMERATES (3.0%)
  1,060    Tyco International Ltd. (Bermuda).....................................      58,830
  1,020    United Technologies Corp..............................................      80,197
                                                                                   ----------
                                                                                      139,027
                                                                                   ----------
           INFORMATION TECHNOLOGY SERVICES (1.0%)
  1,300    PeopleSoft, Inc.*.....................................................      48,344
                                                                                   ----------
           INTERNET SOFTWARE/SERVICES (6.0%)
    980    America Online, Inc.*.................................................      34,104
    740    Ariba, Inc.*..........................................................      39,775
  1,030    Art Technology Group, Inc.*...........................................      31,479
  1,400    BEA Systems, Inc.*....................................................      94,237
    450    BroadVision, Inc.*....................................................       5,316
    170    Exodus Communications, Inc.*..........................................       3,400
    115    Kana Communications, Inc.*............................................       1,322
  1,200    Openwave Systems Inc.*................................................      57,525
    115    VeriSign, Inc.*.......................................................       8,532
                                                                                   ----------
                                                                                      275,690
                                                                                   ----------
           MAJOR TELECOMMUNICATIONS (2.9%)
  1,450    SBC Communications, Inc...............................................      69,237
  1,300    Verizon Communications Inc............................................      65,163
                                                                                   ----------
                                                                                      134,400
                                                                                   ----------
           MEDIA CONGLOMERATES (0.3%)
    550    Disney (Walt) Co. (The)...............................................      15,916
                                                                                   ----------
           OILFIELD SERVICES/EQUIPMENT (1.5%)
    670    Schlumberger Ltd......................................................      53,558
    440    Veritas DGC Inc.*.....................................................      14,212
                                                                                   ----------
                                                                                       67,770
                                                                                   ----------
           PACKAGED SOFTWARE (8.4%)
    155    Actuate Software Corp.*...............................................       2,964
    400    Check Point Software Technologies Ltd. (Israel)*......................      53,425
  1,250    i2 Technologies, Inc.*................................................      67,969

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - INFORMATION PORTFOLIO OF INVESTMENTS DECEMBER 31, 2000, CONTINUED

NUMBER OF
SHARES                                                                              VALUE
---------------------------------------------------------------------------------------------
    820    Mercury Interactive Corp.*............................................  $   74,005
    725    Micromuse Inc.*.......................................................      43,761
    800    Microsoft Corp.*......................................................      34,700
  1,600    Oracle Corp.*.........................................................      46,500
    750    Veritas Software Corp.*...............................................      65,625
                                                                                   ----------
                                                                                      388,949
                                                                                   ----------
           PHARMACEUTICALS: MAJOR (1.4%)
  1,400    Pfizer, Inc...........................................................      64,400
                                                                                   ----------
           RECREATIONAL PRODUCTS (0.5%)
    510    Electronic Arts Inc.*.................................................      21,739
                                                                                   ----------
           SEMICONDUCTORS (8.7%)
    740    Analog Devices, Inc.*.................................................      37,879
    305    Applied Micro Circuits Corp.*.........................................      22,889
    160    Broadcom Corp. (Class A)*.............................................      13,520
    725    Conexant Systems, Inc.*...............................................      11,147
    580    GlobeSpan, Inc.*......................................................      15,950
  1,200    Intel Corp............................................................      36,300
    660    Maxim Integrated Products, Inc.*......................................      31,556
     75    Micron Technology, Inc.*..............................................       2,663
    500    SDL, Inc.*............................................................      74,094
    950    STMicroelectronics NV (France)........................................      40,672
  1,000    Texas Instruments, Inc................................................      47,375
  1,280    TranSwitch Corp.*.....................................................      50,080
    265    Vitesse Semiconductor Corp.*..........................................      14,658
                                                                                   ----------
                                                                                      398,783
                                                                                   ----------
           SPECIALTY TELECOMMUNICATIONS (0.7%)
    800    Qwest Communications International, Inc.*.............................      32,800
                                                                                   ----------
           TELECOMMUNICATION EQUIPMENT (10.8%)
  2,900    ADC Telecommunications, Inc.*.........................................      52,563
    635    CIENA Corp.*..........................................................      51,673
    920    Comverse Technology, Inc.*............................................      99,935
  1,160    Corning Inc...........................................................      61,263
  1,360    Motorola, Inc.........................................................      27,540
  1,010    New Focus, Inc.*......................................................      35,098
  1,730    Nokia Corp. (ADR) (Finland)...........................................      75,255
  1,550    Nortel Networks Corp. (Canada)........................................      49,697
    970    Scientific-Atlanta, Inc...............................................      31,586
    300    Sycamore Networks, Inc.*..............................................      11,175
                                                                                   ----------
                                                                                      495,785
                                                                                   ----------
NUMBER OF
SHARES                                                                              VALUE
---------------------------------------------------------------------------------------------

           WIRELESS COMMUNICATIONS (2.5%)
  1,600    Nextel Communications, Inc. (Class A)*................................  $   39,600
    725    Vodafone Group PLC (ADR) (United Kingdom).............................      25,964
    485    Voicestream Wireless Corp.*...........................................      48,803
                                                                                   ----------
                                                                                      114,367
                                                                                   ----------

           TOTAL COMMON STOCKS
           (COST $4,318,713).....................................................   4,033,109
                                                                                   ----------

PRINCIPAL
AMOUNT IN
THOUSANDS
---------
           SHORT-TERM INVESTMENT (a) (12.2%)
           U.S. GOVERNMENT AGENCY
 $   560   Federal National Mortgage Assoc. 5.75% due 01/02/01
             (COST $559,911).....................................................     559,911
                                                                                   ----------

TOTAL INVESTMENTS
(COST $4,878,624) (b).......................................................................   99.8%    4,593,020

OTHER ASSETS IN EXCESS OF LIABILITIES.......................................................    0.2         8,480
                                                                                              -----   -----------

NET ASSETS..................................................................................  100.0%  $ 4,601,500
                                                                                              -----   -----------
                                                                                              -----   -----------

---------------------

ADR  American Depository Receipt.
 *   Non-income producing security.
(a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $86,160 and the aggregate gross unrealized depreciation is $371,764, resulting in net unrealized depreciation of $285,604.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - STRATEGIST PORTFOLIO OF INVESTMENTS DECEMBER 31, 2000

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           COMMON STOCKS (55.0%)
           AEROSPACE & DEFENSE (1.0%)
  20,000   General Dynamics Corp..................................................................  $  1,560,000
  83,000   Lockheed Martin Corp...................................................................     2,817,850
  89,000   Raytheon Co. (Class B).................................................................     2,764,562
                                                                                                    ------------
                                                                                                       7,142,412
                                                                                                    ------------
           AIRLINES (1.2%)
 150,000   AMR Corp.*.............................................................................     5,878,125
  50,000   Continental Airlines, Inc. (Class B)*..................................................     2,581,250
                                                                                                    ------------
                                                                                                       8,459,375
                                                                                                    ------------
           APPAREL/FOOTWEAR RETAIL (1.2%)
 192,825   Gap, Inc. (The)........................................................................     4,917,037
  50,000   Payless ShoeSource, Inc.*..............................................................     3,537,500
                                                                                                    ------------
                                                                                                       8,454,537
                                                                                                    ------------
           BEVERAGES: NON-ALCOHOLIC (0.2%)
  34,000   PepsiCo, Inc...........................................................................     1,685,125
                                                                                                    ------------
           BIOTECHNOLOGY (3.0%)
 115,000   Applera Corp. - Celera Genomics Group*.................................................     4,132,812
  72,000   COR Therapeutics, Inc.*................................................................     2,533,500
 111,300   Enzon, Inc.*...........................................................................     6,907,556
  60,000   Human Genome Sciences, Inc.*...........................................................     4,158,750
   8,500   Myriad Genetics, Inc.*.................................................................       703,375
  16,000   QLT PhotoTherapeutics Inc. (Canada)*...................................................       448,000
  38,000   Techne Corp.*..........................................................................     1,370,375
  28,000   Trimeris, Inc.*........................................................................     1,536,500
                                                                                                    ------------
                                                                                                      21,790,868
                                                                                                    ------------
           CABLE/SATELLITE TV (0.2%)
  80,000   EchoStar Communications Corp. (Class A)*...............................................     1,820,000
                                                                                                    ------------
           CHEMICALS: MAJOR DIVERSIFIED (1.0%)
 200,800   Dow Chemical Co........................................................................     7,354,300
                                                                                                    ------------
           COMPUTER COMMUNICATIONS (1.1%)
 211,000   Cisco Systems, Inc.*...................................................................     8,070,750
                                                                                                    ------------
           COMPUTER PERIPHERALS (2.0%)
 221,600   EMC Corp.*.............................................................................    14,736,400
                                                                                                    ------------
           COMPUTER PROCESSING HARDWARE (0.6%)
 152,400   Sun Microsystems, Inc.*................................................................     4,248,150
                                                                                                    ------------
NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           CONTRACT DRILLING (1.6%)
 169,000   Diamond Offshore Drilling, Inc.........................................................  $  6,760,000
 100,000   Transocean Sedco Forex Inc.............................................................     4,600,000
                                                                                                    ------------
                                                                                                      11,360,000
                                                                                                    ------------
           DISCOUNT STORES (0.9%)
 169,000   Costco Wholesale Corp.*................................................................     6,749,438
                                                                                                    ------------
           ELECTRONIC EQUIPMENT/INSTRUMENT (0.3%)
  56,000   Tektronix, Inc.*.......................................................................     1,886,500
                                                                                                    ------------
           ENVIRONMENTAL SERVICES (0.8%)
 200,000   Allied Waste Industries, Inc.*.........................................................     2,912,500
 100,000   Waste Management, Inc..................................................................     2,775,000
                                                                                                    ------------
                                                                                                       5,687,500
                                                                                                    ------------
           FINANCE/RENTAL/LEASING (2.1%)
  85,500   Fannie Mae.............................................................................     7,417,125
 113,000   Freddie Mac............................................................................     7,782,875
                                                                                                    ------------
                                                                                                      15,200,000
                                                                                                    ------------
           FINANCIAL CONGLOMERATES (2.4%)
 145,200   American Express Co....................................................................     7,976,925
 188,266   Citigroup, Inc.........................................................................     9,613,333
                                                                                                    ------------
                                                                                                      17,590,258
                                                                                                    ------------
           FOOD: MAJOR DIVERSIFIED (1.0%)
 158,800   General Mills, Inc.....................................................................     7,076,525
                                                                                                    ------------
           INDUSTRIAL CONGLOMERATES (1.2%)
 177,600   General Electric Co....................................................................     8,513,700
                                                                                                    ------------
           INTERNET SOFTWARE/SERVICES (3.0%)
 135,800   America Online, Inc.*..................................................................     4,725,840
 356,200   Art Technology Group, Inc.*............................................................    10,886,363
  93,000   BEA Systems, Inc.*.....................................................................     6,260,063
                                                                                                    ------------
                                                                                                      21,872,266
                                                                                                    ------------
           INVESTMENT BANKS/BROKERS (1.6%)
 167,600   Merrill Lynch & Co., Inc...............................................................    11,428,225
                                                                                                    ------------
           MAJOR BANKS (3.5%)
 125,600   Bank of New York Co., Inc..............................................................     6,931,550
 197,500   Mellon Financial Corp..................................................................     9,714,531
 159,700   Wells Fargo & Co.......................................................................     8,893,294
                                                                                                    ------------
                                                                                                      25,539,375
                                                                                                    ------------
           MANAGED HEALTH CARE (1.4%)
 120,000   Oxford Health Plans, Inc.*.............................................................     4,740,000
  86,000   UnitedHealth Group Inc.................................................................     5,278,250
                                                                                                    ------------
                                                                                                      10,018,250
                                                                                                    ------------
           MEDIA CONGLOMERATES (1.4%)
 341,500   Disney (Walt) Co. (The)................................................................     9,882,156
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - STRATEGIST PORTFOLIO OF INVESTMENTS DECEMBER 31, 2000, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           MEDICAL SPECIALTIES (4.4%)
 280,000   Applera Corp. - Applied Biosystems Group...............................................  $ 26,337,500
  60,000   Baxter International, Inc..............................................................     5,298,750
                                                                                                    ------------
                                                                                                      31,636,250
                                                                                                    ------------
           MULTI-LINE INSURANCE (1.4%)
 105,000   American International Group, Inc......................................................    10,349,063
                                                                                                    ------------
           OIL & GAS PRODUCTION (1.1%)
 114,000   Kerr-McGee Corp........................................................................     7,630,875
                                                                                                    ------------
           OILFIELD SERVICES/EQUIPMENT (1.5%)
  11,500   Schlumberger Ltd.......................................................................       919,281
 136,000   Smith International, Inc.*.............................................................    10,140,500
                                                                                                    ------------
                                                                                                      11,059,781
                                                                                                    ------------
           PACKAGED SOFTWARE (1.5%)
  78,500   Microsoft Corp.*.......................................................................     3,404,937
  82,100   Mercury Interactive Corp.*.............................................................     7,409,525
                                                                                                    ------------
                                                                                                      10,814,462
                                                                                                    ------------
           PHARMACEUTICALS: MAJOR (5.5%)
 121,437   Johnson & Johnson......................................................................    12,758,475
 101,200   Merck & Co., Inc.......................................................................     9,474,850
 315,200   Pfizer, Inc............................................................................    14,499,200
  57,000   Schering-Plough Corp...................................................................     3,234,750
                                                                                                    ------------
                                                                                                      39,967,275
                                                                                                    ------------
           PRECIOUS METALS (1.3%)
 251,000   Barrick Gold Corp. (Canada)............................................................     4,111,380
 150,000   Newmont Mining Corp....................................................................     2,559,375
 293,000   Placer Dome Inc. (Canada)..............................................................     2,820,125
                                                                                                    ------------
                                                                                                       9,490,880
                                                                                                    ------------
           PROPERTY - CASUALTY INSURERS (1.9%)
 124,000   ACE, Ltd. (Bermuda)....................................................................     5,262,250
 200,000   Allstate Corp. (The) (Note 4)..........................................................     8,712,500
                                                                                                    ------------
                                                                                                      13,974,750
                                                                                                    ------------
           REGIONAL BANKS (0.3%)
  64,000   Union Planters Corp....................................................................     2,288,000
                                                                                                    ------------
           SAVINGS BANKS (1.9%)
 203,700   Golden West Financial Corp.............................................................    13,749,750
                                                                                                    ------------
           SPECIALTY STORES (1.3%)
 439,600   Bed Bath & Beyond Inc.*................................................................     9,836,050
                                                                                                    ------------
NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           TELECOMMUNICATION EQUIPMENT (0.2%)
  31,000   Sycamore Networks, Inc.*...............................................................  $  1,154,750
                                                                                                    ------------

           TOTAL COMMON STOCKS
           (COST $267,843,757)....................................................................   398,517,996
                                                                                                    ------------

PRINCIPAL
AMOUNT IN
THOUSANDS
---------
           CORPORATE BONDS (9.5%)
           AEROSPACE & DEFENSE (0.4%)
 $ 1,400   Boeing Co.
             8.10% due 11/15/06...................................................................     1,529,542
   1,000   Raytheon Co.
             6.45% due 08/15/02...................................................................       999,120
                                                                                                    ------------
                                                                                                       2,528,662
                                                                                                    ------------
           AIRLINES (0.1%)
   1,000   Continental Airlines, Inc.
             8.307% due 04/02/18..................................................................     1,023,510
                                                                                                    ------------
           BEVERAGES: ALCOHOLIC (0.2%)
   1,000   Anheuser-Busch Companies, Inc.
             7.55% due 10/01/03...................................................................     1,094,560
                                                                                                    ------------
           CABLE/SATELLITE TV (0.1%)
   1,006   Continental Cablevision Inc.
             8.50% due 09/15/01...................................................................     1,014,450
                                                                                                    ------------
           COMPUTER PROCESSING HARDWARE (0.2%)
   1,500   Hewlett-Packard Co.
             7.15% due 06/15/05...................................................................     1,544,940
                                                                                                    ------------
           ELECTRIC UTILITIES (1.6%)
   1,000   Alabama Power Co.
             7.85% due 05/15/03...................................................................     1,029,250
   2,000   Arizona Public Service Co.
             5.875% due 02/15/04..................................................................     1,962,780
   1,000   Commonwealth Edison Co.
             8.375% due 09/15/22..................................................................     1,006,920
   1,000   Connecticut Light & Power Co.
             7.75% due 06/01/02...................................................................     1,017,560
   2,000   NSTAR
             8.00% due 02/15/10...................................................................     2,110,580
   1,000   South Carolina Electric & Gas Co.
             7.50% due 06/15/05...................................................................     1,045,690

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - STRATEGIST PORTFOLIO OF INVESTMENTS DECEMBER 31, 2000, CONTINUED

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
 $ 1,000   Southern Energy Mid-Atlantic - 144A**
             10.06% due 12/30/28..................................................................  $  1,005,090
   1,000   Texas Utilities Electric Co.
             8.25% due 04/01/04...................................................................     1,050,400
   1,000   Texas Utilities Electric Co.
             8.125% due 02/01/02..................................................................     1,015,170
                                                                                                    ------------
                                                                                                      11,243,440
                                                                                                    ------------
           FINANCE/RENTAL/LEASING (0.4%)
   1,000   Household Finance Corp.
             7.875% due 03/01/07..................................................................     1,034,150
   1,500   Norwest Financial, Inc.
             6.375% due 07/16/02..................................................................     1,501,155
                                                                                                    ------------
                                                                                                       2,535,305
                                                                                                    ------------
           FINANCIAL CONGLOMERATES (0.3%)
   1,500   Associates Corporation of North America
             6.10% due 01/15/05...................................................................     1,480,830
   1,000   Textron Financial Corp.
             7.125% due 12/09/04..................................................................     1,023,700
                                                                                                    ------------
                                                                                                       2,504,530
                                                                                                    ------------
           FOOD: MAJOR DIVERSIFIED (0.3%)
   1,000   Bestfoods
             6.625% due 04/15/28..................................................................       924,490
   1,000   Unilever Capital Corp.
             7.125% due 11/01/10..................................................................     1,047,540
                                                                                                    ------------
                                                                                                       1,972,030
                                                                                                    ------------
           HOUSEHOLD/PERSONAL CARE (0.3%)
   1,000   Proctor & Gamble Co.
             6.45% due 01/15/26...................................................................       963,540
   1,000   Proctor & Gamble Co.
             6.60% due 12/15/04...................................................................     1,025,540
                                                                                                    ------------
                                                                                                       1,989,080
                                                                                                    ------------
           INDUSTRIAL CONGLOMERATES (0.6%)
   2,000   General Electric Capital Corp.
             6.80% due 11/01/05...................................................................     2,063,880
   1,000   Honeywell, Inc.
             6.625% due 06/15/28..................................................................       941,350
   1,000   Honeywell International, Inc.
             7.50% due 03/01/10...................................................................     1,081,580
                                                                                                    ------------
                                                                                                       4,086,810
                                                                                                    ------------
PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
           INTEGRATED OIL (0.4%)
 $ 1,000   BP Amoco PLC
             5.90% due 04/15/09...................................................................  $    976,170
   1,000   Conoco Inc.
             6.95% due due 04/15/29...............................................................       980,040
   1,000   Phillips Pete Co.
             8.75% due 05/25/10...................................................................     1,140,210
                                                                                                    ------------
                                                                                                       3,096,420
                                                                                                    ------------
           INVESTMENT BANKS/BROKERS (0.7%)
   1,000   Bear Stearns Companies, Inc.
             7.625% due 12/07/09..................................................................     1,014,970
   2,000   KFW International Finance Co.
             7.125% due 02/15/05..................................................................     2,076,020
   1,000   Lehman Brothers Holdings Corp.
             7.875% due 08/15/10..................................................................     1,031,342
   1,000   Lehman Brothers Holdings Corp.
             8.25% due 06/15/07...................................................................     1,056,030
                                                                                                    ------------
                                                                                                       5,178,362
                                                                                                    ------------
           LIFE/HEALTH INSURANCE (0.1%)
   1,000   MONY Group, Inc. (The)
             7.45% due 12/15/05...................................................................     1,012,880
                                                                                                    ------------
           MAJOR BANKS (0.3%)
     500   Bank One Corp.
             7.625% due 08/01/05..................................................................       519,230
   1,000   First Union Corp.
             6.55% due 10/15/35...................................................................       974,960
   1,000   Westdeutsche Landesbank NY
             6.05% due 01/15/09...................................................................       951,080
                                                                                                    ------------
                                                                                                       2,445,270
                                                                                                    ------------
           MAJOR TELECOMMUNICATIONS (0.5%)
   2,000   Sprint Capital Corp.
             6.90% due 05/01/09...................................................................     1,699,600
   2,000   Worldcom, Inc. - 144A**
             7.375% due 01/15/06..................................................................     1,994,760
                                                                                                    ------------
                                                                                                       3,694,360
                                                                                                    ------------
           MEDIA CONGLOMERATES (0.6%)
   1,000   News America Holdings, Inc.
             7.75% due 12/01/45...................................................................       826,860
   1,000   Time Warner Inc.
             8.18% due 08/15/07...................................................................     1,071,780
   2,000   Time Warner Inc.
             9.15% due 02/01/23...................................................................     2,316,320
                                                                                                    ------------
                                                                                                       4,214,960
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - STRATEGIST PORTFOLIO OF INVESTMENTS DECEMBER 31, 2000, CONTINUED

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
           MOTOR VEHICLES (0.3%)
 $ 1,000   Daimler Chrysler North American Holding Co.
             8.00% due 06/15/10...................................................................  $  1,009,030
   1,000   Ford Motor Credit Corp.
             7.60% due 08/01/05...................................................................     1,027,590
                                                                                                    ------------
                                                                                                       2,036,620
                                                                                                    ------------
           MOVIES/ENTERTAINMENT (0.3%)
   1,900   Paramount Communications, Inc.
             7.50% due 01/15/02...................................................................     1,910,735
                                                                                                    ------------
           OIL & GAS PIPELINES (0.3%)
   1,000   Coastal Corp.
             7.625% due 09/01/08..................................................................     1,035,740
   1,000   Enron Corp. - 144A**
             8.00% due 08/15/05...................................................................     1,059,500
                                                                                                    ------------
                                                                                                       2,095,240
                                                                                                    ------------
           PHARMACEUTICALS: MAJOR (0.3%)
   1,000   Abbott Laboratories
             6.40% due 12/01/06...................................................................     1,010,130
   1,000   Johnson & Johnson
             6.95% due 09/01/29...................................................................     1,038,910
                                                                                                    ------------
                                                                                                       2,049,040
                                                                                                    ------------
           PROPERTY - CASUALTY INSURERS (0.1%)
   1,000   ACE INA Holdings
             8.30% due 08/15/06...................................................................     1,064,080
                                                                                                    ------------
           RAILROADS (0.5%)
   1,847   Southern Pacific Transportation Co. (Series B)
             7.28% due 04/30/15...................................................................     1,825,958
   1,000   Union Pacific Corp.
             6.34% due 11/25/03...................................................................       994,680
   1,000   Union Pacific Corp.
             6.625% due 02/01/08..................................................................       989,590
                                                                                                    ------------
                                                                                                       3,810,228
                                                                                                    ------------
           SAVINGS BANKS (0.2%)
   1,500   Washington Mutual Financial Corp.
             8.25% due 06/15/05...................................................................     1,581,330
                                                                                                    ------------
PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
           SPECIALTY TELECOMMUNICATIONS (0.3%)
 $ 1,000   Qwest Capital Funding - 144A**
             7.90% due 08/15/10...................................................................  $  1,033,040
   1,000   U.S. West Capital Funding, Inc.
             6.875% due 08/15/01..................................................................     1,000,450
                                                                                                    ------------
                                                                                                       2,033,490
                                                                                                    ------------
           WIRELESS COMMUNICATIONS (0.1%)
   1,000   Vodaphone Group PLC (United Kingdom)
             7.50% due 07/15/06...................................................................     1,031,100
                                                                                                    ------------

           TOTAL CORPORATE BONDS
           (COST $67,362,370).....................................................................    68,791,432
                                                                                                    ------------

           FOREIGN GOVERNMENT OBLIGATIONS (0.5%)
   1,000   Manitoba (Province of) (Canada)
             5.50% due 10/01/08...................................................................       958,450
   2,000   Quebec (Provice of) (Canada)
             7.50% due 07/15/23...................................................................     2,140,040
   1,000   New Brunswick (Province of) (Canada)
             7.625% due 6/29/04...................................................................     1,051,190
                                                                                                    ------------

           TOTAL FOREIGN GOVERNMENT OBLIGATIONS
           (COST $3,902,470)......................................................................     4,149,680
                                                                                                    ------------

           U.S. GOVERNMENT & AGENCY OBLIGATIONS (13.2%)
   3,000   Federal Home Loan Banks
             4.875% due 01/22/02..................................................................     2,973,000
   4,000   Federal Home Loan Mortgage Corp.
             5.125% due 10/15/08..................................................................     3,793,560
   5,500   Federal Home Loan Mortgage Corp.
             7.375% due 05/15/03..................................................................     5,709,825
   4,000   Federal National Mortgage Assoc.
             5.625% due 05/14/04..................................................................     3,990,680
   2,000   Federal National Mortgage Assoc.
             7.125% due 02/15/05..................................................................     2,100,200

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - STRATEGIST PORTFOLIO OF INVESTMENTS DECEMBER 31, 2000, CONTINUED

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
 $ 1,500   U.S. Treasury Bond
             6.00% due 02/15/26...................................................................  $  1,580,640
   4,250   U.S. Treasury Bond
             6.125% due 08/15/29..................................................................     4,628,080
  17,100   U.S. Treasury Bond
             6.25% due 08/15/23...................................................................    18,495,531
   1,000   U.S. Treasury Bond
             6.25% due 05/15/30...................................................................     1,116,250
   5,000   U.S. Treasury Note
             5.375% due 02/15/01..................................................................     4,997,050
  12,500   U.S. Treasury Note
             5.50% due 08/31/01...................................................................    12,484,625
   2,500   U.S. Treasury Note
             5.50% due 05/15/09...................................................................     2,552,250
   1,100   U.S. Treasury Note
             5.75% due 08/15/10...................................................................     1,152,767
   6,600   U.S. Treasury Note
             5.875% due 11/15/04..................................................................     6,772,062
   1,500   U.S. Treasury Note
             6.00% due 08/15/09...................................................................     1,583,175
   3,000   U.S. Treasury Note
             6.125% due 08/15/07..................................................................     3,159,090
   5,000   U.S. Treasury Note
             6.25% due 01/31/02...................................................................     5,040,650
   1,000   U.S. Treasury Note
             6.25% due 02/15/03...................................................................     1,021,540
   1,000   U.S. Treasury Note
             6.25% due 02/15/07...................................................................     1,056,720
   1,000   U.S. Treasury Note
             6.50% due 08/15/05...................................................................     1,057,630
   2,500   U.S. Treasury Note
             6.50% due 02/15/10...................................................................     2,735,650
   4,000   U.S. Treasury Note
             6.625% due 05/15/07..................................................................     4,314,560
   1,000   U.S. Treasury Note
             6.75% due 05/15/05...................................................................     1,064,940
   1,000   U.S. Treasury Note
             6.875% due 05/15/06..................................................................     1,081,630
   1,000   U.S. Treasury Note
             7.25% due 05/15/04...................................................................     1,064,230
                                                                                                    ------------

           TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
           (COST $91,588,667).....................................................................    95,526,335
                                                                                                    ------------
PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------

           SHORT-TERM INVESTMENTS (a) (22.8%)
           U.S. GOVERNMENT AGENCIES
 $63,000   Federal Home Loan Banks
             6.21% due 01/24/01...................................................................  $ 62,750,048
  50,000   Federal Home Loan Mortgage Corp.
             6.42% due 01/09/01...................................................................    49,928,666
   7,400   Federal National Mortgage Assoc.
             5.75% due 01/02/01...................................................................     7,398,818
  45,000   Federal National Mortgage Assoc.
             6.34% due 01/17/01...................................................................    44,873,200
                                                                                                    ------------

           TOTAL SHORT-TERM INVESTMENTS
           (COST $164,950,732)....................................................................   164,950,732
                                                                                                    ------------

TOTAL INVESTMENTS
(COST $595,647,996) (b)...................................................................  101.0%    731,936,175

LIABILITIES IN EXCESS OF OTHER ASSETS.....................................................   (1.0)     (7,266,698)
                                                                                            -----   -------------

NET ASSETS................................................................................  100.0%  $ 724,669,477
                                                                                            -----   -------------
                                                                                            -----   -------------

---------------------

ADR  American Depository Receipt.
 *   Non-income producing security.
**   Resale is restricted to qualified institutional investors.
(a) Securities were purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $149,739,073 and the aggregate gross unrealized depreciation is $13,450,894 resulting in net unrealized appreciation of $136,288,179.

                       SEE NOTES TO FINANCIAL STATEMENTS

                 (This page has been left blank intentionally.)

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2000

                                    MONEY      SHORT-TERM      QUALITY          HIGH
                                   MARKET         BOND       INCOME PLUS       YIELD         UTILITIES
--------------------------------------------------------------------------------------------------------
ASSETS:
Investments in securities, at
  value *.....................  $366,574,595   $8,103,576   $405,792,920   $ 126,251,535   $569,434,842
Cash..........................         8,876      135,868         34,335        --              --
Receivable for:
    Investments sold..........       --            --            --             --              --
    Shares of beneficial
      interest sold...........     9,017,284       42,958         88,207          77,731        210,729
    Dividends.................       --            --            --             --              839,277
    Interest..................       478,407       94,930      6,095,784       4,871,556        922,277
    Foreign withholding taxes
      reclaimed...............       --            --            --             --              --
Unrealized appreciation on
  forward foreign currency
  contracts...................       --            --            --             --              --
Prepaid expenses and other
  assets......................           702       --                402           1,539        --
                                ------------   ----------   ------------   -------------   ------------
     TOTAL ASSETS.............   376,079,864    8,377,332    412,011,648     131,202,361    571,407,125
                                ------------   ----------   ------------   -------------   ------------
LIABILITIES:
Payable for:
    Investments purchased.....       --           500,456        --             --              --
    Shares of beneficial
      interest repurchased....     3,278,710          416         89,565          32,954        212,540
    Plan of distribution fee
      (Class Y)...............         2,350          269            933             409          3,750
    Investment management
      fee.....................       144,933        2,876        173,302          58,189        303,170
Payable to bank...............       --            --            --              468,653        --
Unrealized depreciation on
  forward foreign currency
  contracts...................       --            --            --             --              --
Accrued expenses and other
  payables....................        47,688       16,616         63,223          49,819         84,099
                                ------------   ----------   ------------   -------------   ------------
     TOTAL LIABILITIES........     3,473,681      520,633        327,023         610,024        603,559
                                ------------   ----------   ------------   -------------   ------------
NET ASSETS:
Paid-in-capital...............   372,605,899    7,827,062    443,117,606     398,122,505    323,610,694
Accumulated undistributed net
  investment income (loss)....           284        2,364        170,211         183,893          9,160
Accumulated undistributed net
  realized gain (loss)........       --            (4,461)   (38,610,588)    (39,570,205)    22,993,155
Net unrealized appreciation
  (depreciation)..............       --            31,734      7,007,396    (228,143,856)   224,190,557
                                ------------   ----------   ------------   -------------   ------------
     NET ASSETS...............  $372,606,183   $7,856,699   $411,684,625   $ 130,592,337   $570,803,566
                                ============   ==========   ============   =============   ============
     *IDENTIFIED COST.........  $366,574,595   $8,071,841   $398,785,524   $ 354,395,391   $345,244,285
                                ============   ==========   ============   =============   ============
CLASS X SHARES:
Net Assets....................  $358,793,358   $6,426,579   $406,508,445   $ 128,645,634   $551,734,115
Shares Outstanding (UNLIMITED
  AUTHORIZED SHARES OF $.01
  PAR VALUE)..................   358,793,055      645,177     39,765,490      52,896,806     25,442,824
      NET ASSET VALUE PER
      SHARE...................         $1.00        $9.96         $10.22           $2.43         $21.69
                                ============   ==========   ============   =============   ============
CLASS Y SHARES:
Net Assets....................   $13,812,825   $1,430,120     $5,176,180      $1,946,703    $19,069,451
Shares Outstanding (UNLIMITED
  AUTHORIZED SHARES OF $.01
  PAR VALUE)..................    13,812,844      143,718        506,767         799,540        879,677
      NET ASSET VALUE PER
      SHARE...................         $1.00        $9.95         $10.21           $2.43         $21.68
                                ============   ==========   ============   =============   ============

------------------

**   Foreign cash.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
FINANCIAL STATEMENTS, CONTINUED

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2000

                                                                                     GLOBAL
                                   INCOME        DIVIDEND           CAPITAL         DIVIDEND         EUROPEAN          PACIFIC
                                  BUILDER         GROWTH            GROWTH           GROWTH           GROWTH           GROWTH
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments in securities, at
  value *.....................  $59,765,461   $1,574,167,162     $188,062,101     $373,617,663     $516,171,816     $ 63,526,291
Cash..........................      --                64,962           84,057          147,808          411,370          408,887**
Receivable for:
    Investments sold..........      155,873         --                168,744        2,105,909          --             6,481,448
    Shares of beneficial
      interest sold...........        8,073          617,299           63,590          457,273        1,340,397        1,154,073
    Dividends.................      184,514        1,854,335          113,795          487,242          642,578           17,623
    Interest..................      348,721         --                --                 2,679            6,590            9,447
    Foreign withholding taxes
      reclaimed...............      --              --                --               448,690          746,700           15,838
Unrealized appreciation on
  forward foreign currency
  contracts...................      --              --                --               --               657,543          --
Prepaid expenses and other
  assets......................        1,897          359,947               41               58            9,682          --
                                -----------   --------------     ------------     ------------     ------------     ------------
     TOTAL ASSETS.............   60,464,539    1,577,063,705      188,492,328      377,267,322      519,986,676       71,613,607
                                -----------   --------------     ------------     ------------     ------------     ------------
LIABILITIES:
Payable for:
    Investments purchased.....      --             3,800,802          --               481,290          257,721          --
    Shares of beneficial
      interest repurchased....       59,346          662,932        1,656,484          477,998          272,821          157,207
    Plan of distribution fee
      (Class Y)...............          173            3,603              677              432            2,042              157
    Investment management
      fee.....................       37,675          683,207           99,931          233,590          404,148           59,611
Payable to bank...............      --              --                --               --               --             6,351,948
Unrealized depreciation on
  forward foreign currency
  contracts...................      --              --                --                13,802          --                14,787
Accrued expenses and other
  payables....................       20,165          106,308           32,773           79,558          104,813           92,294
                                -----------   --------------     ------------     ------------     ------------     ------------
     TOTAL LIABILITIES........      117,359        5,256,852        1,789,865        1,286,670        1,041,545        6,676,004
                                -----------   --------------     ------------     ------------     ------------     ------------
NET ASSETS:
Paid-in-capital...............   64,168,115    1,682,565,884      149,085,633      343,721,640      373,063,025      112,210,212
Accumulated undistributed net
  investment income (loss)....       29,137           (9,695)         800,627        6,759,117        4,054,954          (45,639)
Accumulated undistributed net
  realized gain (loss)........   (2,076,795)    (266,844,811)       7,414,697         (383,132)      75,018,381      (40,084,367)
Net unrealized appreciation
  (depreciation)..............   (1,773,277)     156,095,475       29,401,506       25,883,027       66,808,771       (7,142,603)
                                -----------   --------------     ------------     ------------     ------------     ------------
     NET ASSETS...............  $60,347,180   $1,571,806,853     $186,702,463     $375,980,652     $518,945,131     $ 64,937,603
                                ===========   ==============     ============     ============     ============     ============
     *IDENTIFIED COST.........  $61,538,738   $1,418,071,687     $158,660,595     $347,739,790     $450,020,371     $ 70,654,296
                                ===========   ==============     ============     ============     ============     ============
CLASS X SHARES:
Net Assets....................  $59,382,584   $1,552,724,301     $183,151,088     $373,769,508     $508,365,559     $ 64,209,126
Shares Outstanding (UNLIMITED
  AUTHORIZED SHARES OF $.01
  PAR VALUE)..................    5,468,583      107,074,572        9,131,423       29,366,736       20,039,706       11,549,108
      NET ASSET VALUE PER
      SHARE...................       $10.86           $14.50           $20.06           $12.73           $25.37            $5.56
                                ===========   ==============     ============     ============     ============     ============
CLASS Y SHARES:
Net Assets....................     $964,596      $19,082,552       $3,551,375       $2,211,144      $10,579,572         $728,477
Shares Outstanding (UNLIMITED
  AUTHORIZED SHARES OF $.01
  PAR VALUE)..................       88,914        1,317,242          177,335          173,972          417,657          131,096
      NET ASSET VALUE PER
      SHARE...................       $10.85           $14.49           $20.03           $12.71           $25.33            $5.56
                                ===========   ==============     ============     ============     ============     ============


                                    EQUITY         S&P 500 INDEX
------------------------------  --------------------------------
ASSETS:
Investments in securities, at
  value *.....................  $1,907,515,017     $223,176,486
Cash..........................        --                     74
Receivable for:
    Investments sold..........      32,812,359              582
    Shares of beneficial
      interest sold...........       2,061,898          122,060
    Dividends.................       1,030,524          181,883
    Interest..................              67              602
    Foreign withholding taxes
      reclaimed...............          11,356          --
Unrealized appreciation on
  forward foreign currency
  contracts...................        --                --
Prepaid expenses and other
  assets......................             561          --
                                --------------     ------------
     TOTAL ASSETS.............   1,943,431,782      223,481,687
                                --------------     ------------
LIABILITIES:
Payable for:
    Investments purchased.....      91,944,068          --
    Shares of beneficial
      interest repurchased....         586,979           78,739
    Plan of distribution fee
      (Class Y)...............           6,302            2,535
    Investment management
      fee.....................         760,595           75,820
Payable to bank...............        --                --
Unrealized depreciation on
  forward foreign currency
  contracts...................        --                --
Accrued expenses and other
  payables....................          97,092           70,845
                                --------------     ------------
     TOTAL LIABILITIES........      93,395,036          227,939
                                --------------     ------------
NET ASSETS:
Paid-in-capital...............   1,500,498,071      220,535,360
Accumulated undistributed net
  investment income (loss)....          28,983        1,936,461
Accumulated undistributed net
  realized gain (loss)........     219,084,421         (752,970)
Net unrealized appreciation
  (depreciation)..............     130,425,271        1,534,897
                                --------------     ------------
     NET ASSETS...............  $1,850,036,746     $223,253,748
                                ==============     ============
     *IDENTIFIED COST.........  $1,777,089,746     $221,558,403
                                ==============     ============
CLASS X SHARES:
Net Assets....................  $1,818,134,159     $210,529,738
Shares Outstanding (UNLIMITED
  AUTHORIZED SHARES OF $.01
  PAR VALUE)..................      45,825,382       17,466,432
      NET ASSET VALUE PER
      SHARE...................          $39.68           $12.05
                                ==============     ============
CLASS Y SHARES:
Net Assets....................     $31,902,587      $12,724,010
Shares Outstanding (UNLIMITED
  AUTHORIZED SHARES OF $.01
  PAR VALUE)..................         804,486        1,057,247
      NET ASSET VALUE PER
      SHARE...................          $39.66           $12.04
                                ==============     ============

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
FINANCIAL STATEMENTS, CONTINUED

STATEMENTS OF ASSETS AND LIABILITIES, CONTINUED
DECEMBER 31, 2000

                                    COMPETITIVE
                                        EDGE             AGGRESSIVE
                                    "BEST IDEAS"           EQUITY           INFORMATION      STRATEGIST
---------------------------------------------------------------------------------------------------------
ASSETS:
Investments in securities, at
  value *.....................      $74,554,150         $153,111,242        $4,593,020      $731,936,175
Cash..........................         --                     60,527             8,887            62,697
Receivable for:
    Investments sold..........          169,898              832,109             1,356           --
    Shares of beneficial
      interest sold...........           40,784              266,846            18,423           413,775
    Dividends.................           18,801               89,039               200           325,812
    Interest..................              772             --                 --              2,965,467
    Foreign withholding taxes
      reclaimed...............           30,526                  116           --                --
Prepaid expenses and other
  assets......................              322                4,329           --                    776
Receivable from affiliate.....         --                   --                   4,309           --
                                    -----------         ------------        ----------      ------------
     TOTAL ASSETS.............       74,815,253          154,364,208         4,626,195       735,704,702
                                    -----------         ------------        ----------      ------------
LIABILITIES:
Payable for:
    Investments purchased.....          149,358            2,087,347            19,865        10,287,637
    Shares of beneficial
      interest repurchased....           54,309              101,215               201           377,573
    Plan of distribution fee
      (Class Y)...............              968                2,661               320             4,616
    Investment management
      fee.....................           41,757               94,941           --                304,755
Accrued expenses and other
  payables....................           20,752               28,663             4,309            60,644
                                    -----------         ------------        ----------      ------------
     TOTAL LIABILITIES........          267,144            2,314,827            24,695        11,035,225
                                    -----------         ------------        ----------      ------------
NET ASSETS:
Paid-in-capital...............       77,156,807          156,934,246         4,888,398       570,810,419
Accumulated undistributed net
  investment income (loss)....          380,569              390,018            15,281           149,692
Accumulated undistributed net
  realized gain (loss)........        3,865,909          (16,679,518)          (16,575)       17,421,187
Net unrealized appreciation
  (depreciation)..............       (6,855,176)          11,404,635          (285,604)      136,288,179
                                    -----------         ------------        ----------      ------------
     NET ASSETS...............      $74,548,109         $152,049,381        $4,601,500      $724,669,477
                                    ===========         ============        ==========      ============
     *IDENTIFIED COST.........      $81,409,870         $141,706,607        $4,878,624      $595,647,996
                                    ===========         ============        ==========      ============
CLASS X SHARES:
Net Assets....................      $69,881,932         $138,657,186        $2,686,232      $701,294,178
Shares Outstanding (UNLIMITED
  AUTHORIZED SHARES OF $.01
  PAR VALUE)..................        6,865,118            9,690,743           288,585        42,099,800
      NET ASSET VALUE PER
      SHARE...................           $10.18               $14.31             $9.31            $16.66
                                    ===========         ============        ==========      ============
CLASS Y SHARES:
Net Assets....................       $4,666,177          $13,392,195        $1,915,268       $23,375,299
Shares Outstanding (UNLIMITED
  AUTHORIZED SHARES OF $.01
  PAR VALUE)..................          459,255              937,137           205,793         1,404,165
      NET ASSET VALUE PER
      SHARE...................           $10.16               $14.29             $9.31            $16.65
                                    ===========         ============        ==========      ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
FINANCIAL STATEMENTS, CONTINUED

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000+

                                                           QUALITY
                                   MONEY     SHORT-TERM     INCOME         HIGH
                                  MARKET        BOND         PLUS          YIELD       UTILITIES
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
INCOME
Interest......................  $24,562,933   $330,229   $ 30,920,850  $  39,235,682  $  4,931,047
Dividends.....................      --          --            --            --          11,380,605*
                                -----------   --------   ------------  -------------  ------------
     TOTAL INCOME.............   24,562,933    330,229     30,920,850     39,235,682    16,311,652
                                -----------   --------   ------------  -------------  ------------
EXPENSES
Investment management fee.....    1,929,020     24,424      2,076,692      1,093,003     3,671,048
Professional fees.............       27,513     22,866         30,323         31,496        29,894
Custodian fees................       20,500      5,234         40,785         18,700        28,314
Shareholder reports and
  notices.....................       13,950        189         28,694         28,014        59,174
Plan of distribution fee
  (Class Y shares)............        7,663        773          2,586          1,873        10,436
Trustees' fees and expenses...          943     --              1,131            622         1,342
Transfer agent fees and
  expenses....................          500        500            500            500           500
Other.........................        2,702      1,925          8,043          9,561         4,813
                                -----------   --------   ------------  -------------  ------------
     TOTAL EXPENSES...........    2,002,791     55,911      2,188,754      1,183,769     3,805,521
Less: expense offset..........      --          (2,113)       --            --             --
                                -----------   --------   ------------  -------------  ------------
     NET EXPENSES.............    2,002,791     53,798      2,188,754      1,183,769     3,805,521
                                -----------   --------   ------------  -------------  ------------
     NET INVESTMENT INCOME....   22,560,142    276,431     28,732,096     38,051,913    12,506,131
                                -----------   --------   ------------  -------------  ------------
NET REALIZED AND UNREALIZED
GAIN (LOSS):
Net realized gain (loss) on:
    Investments...............        2,431     (1,534)   (10,516,981)    (3,132,579)   22,995,021
    Futures contracts.........      --          --            --            --             --
    Foreign exchange
      transactions............      --          --            --            --             --
                                -----------   --------   ------------  -------------  ------------
     NET GAIN (LOSS)..........        2,431     (1,534)   (10,516,981)    (3,132,579)   22,995,021
                                -----------   --------   ------------  -------------  ------------
Net change in unrealized
  appreciation/ depreciation
  on:
    Investments...............      --          48,780     25,002,447   (102,561,779)  (17,897,321)
    Futures contracts.........      --          --            --            --             --
    Translation of forward
      foreign currency
      contracts, other assets
      and liabilities
      denominated in foreign
      currencies..............      --          --            --            --             --
                                -----------   --------   ------------  -------------  ------------
     NET APPRECIATION
     (DEPRECIATION)...........      --          48,780     25,002,447   (102,561,779)  (17,897,321)
                                -----------   --------   ------------  -------------  ------------
     NET GAIN (LOSS)..........        2,431     47,246     14,485,466   (105,694,358)    5,097,700
                                -----------   --------   ------------  -------------  ------------
NET INCREASE (DECREASE).......  $22,562,573   $323,677   $ 43,217,562  $ (67,642,445) $ 17,603,831
                                ===========   ========   ============  =============  ============

------------------

 +   Class Y shares were issued June 6, 2000.
 *   Net of $111,279 foreign withholding tax.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
FINANCIAL STATEMENTS, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED
FOR THE YEAR ENDED DECEMBER 31, 2000+

                                                                                GLOBAL
                                  INCOME       DIVIDEND         CAPITAL        DIVIDEND
                                  BUILDER       GROWTH          GROWTH          GROWTH
-----------------------------------------------------------------------------------------
INVESTMENT INCOME:
INCOME
Interest......................  $ 1,846,970  $   1,437,182    $ 1,121,185    $    908,053
Dividends.....................    2,058,022     40,757,691*       985,834*     10,282,028*
                                -----------  -------------    -----------    ------------
     TOTAL INCOME.............    3,904,992     42,194,873      2,107,019      11,190,081
                                -----------  -------------    -----------    ------------
EXPENSES
Investment management fee.....      497,794      8,539,459      1,225,512       3,118,294
Professional fees.............       21,203         29,866         30,432          38,136
Custodian fees................       11,742         83,527         34,762         119,769
Shareholder reports and
  notices.....................        5,988         79,346         10,660          30,912
Plan of distribution fee
  (Class Y shares)............          496         10,191          2,595           1,533
Trustees' fees and expenses...          115          4,569            409           1,007
Transfer agent fees and
  expenses....................          500            500            500             500
Other.........................        2,203         12,611          1,072          12,489
                                -----------  -------------    -----------    ------------
     TOTAL EXPENSES...........      540,041      8,760,069      1,305,942       3,322,640
Less: amounts
  waived/reimbursed...........      --            --              --              --
                                -----------  -------------    -----------    ------------
     NET EXPENSES.............      540,041      8,760,069      1,305,942       3,322,640
                                -----------  -------------    -----------    ------------
     NET INVESTMENT INCOME....    3,364,951     33,434,804        801,077       7,867,441
                                -----------  -------------    -----------    ------------
NET REALIZED AND UNREALIZED
GAIN (LOSS):
Net realized gain (loss) on:
    Investments...............   (1,439,206)  (247,633,286)     8,578,573       7,706,833
    Futures contracts.........      --            --              --              --
    Foreign exchange
      transactions............      --            --              --              (18,132)
                                -----------  -------------    -----------    ------------
     NET GAIN (LOSS)..........   (1,439,206)  (247,633,286)     8,578,573       7,688,701
                                -----------  -------------    -----------    ------------
Net change in unrealized
  appreciation/depreciation
  on:
    Investments...............   (2,608,659)   255,968,189     (7,754,345)    (33,783,599)
    Futures contracts.........      --            --              --              --
    Translation of forward
      foreign currency
      contracts, other assets
      and liabilities
      denominated in foreign
      currencies..............      --            --              --               17,797
                                -----------  -------------    -----------    ------------
     NET APPRECIATION
     (DEPRECIATION)...........   (2,608,659)   255,968,189     (7,754,345)    (33,765,802)
                                -----------  -------------    -----------    ------------
     NET GAIN (LOSS)..........   (4,047,865)     8,334,903        824,228     (26,077,101)
                                -----------  -------------    -----------    ------------
NET INCREASE (DECREASE).......  $  (682,914) $  41,769,707    $ 1,625,305    $(18,209,660)
                                ===========  =============    ===========    ============

------------------

 +   Class Y shares were issued June 6, 2000.
++ For the period November 6, 2000 (commencement of operations) through December 31, 2000.
 *   Net of $236,913, $3,388, $781,657, $992,158, $123,742, $193,365, $11,385,
     $51,906, $2,690, and $18,094 foreign withholding tax, respectively.
**   Net of foreign taxes of $51,952.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
FINANCIAL STATEMENTS, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED
FOR THE YEAR ENDED DECEMBER 31, 2000+

                                                                                                      COMPETITIVE
                                    EUROPEAN         PACIFIC                          S&P 500             EDGE
                                     GROWTH           GROWTH          EQUITY           INDEX          "BEST IDEAS"
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
INCOME
Interest......................    $   1,127,490    $    253,564    $  14,721,863    $    527,026      $    295,815
Dividends.....................        7,094,247*        996,217*       8,527,590*      2,414,078*          643,806*
                                  -------------    ------------    -------------    ------------      ------------
     TOTAL INCOME.............        8,221,737       1,249,781       23,249,453       2,941,104           939,621
                                  -------------    ------------    -------------    ------------      ------------
EXPENSES
Investment management fee.....        5,308,859         969,734       10,048,377         880,891           504,726
Professional fees.............           37,266          36,578           30,623          14,021            15,800
Custodian fees................          227,414         192,856          139,911          67,403            24,306
Shareholder reports and
  notices.....................           31,870          12,415           55,797           7,328             2,460
Plan of distribution fee
  (Class Y shares)............            8,389             716           23,340          10,061             3,666
Trustees' fees and expenses...            1,245             150            4,534             298               145
Transfer agent fees and
  expenses....................              500             500              500             500               500
Other.........................           11,594          18,724           13,220          24,094             1,245
                                  -------------    ------------    -------------    ------------      ------------
     TOTAL EXPENSES...........        5,627,137       1,231,673       10,316,302       1,004,596           552,848
Less: amounts
  waived/reimbursed...........         --               --              --               --               --
                                  -------------    ------------    -------------    ------------      ------------
     NET EXPENSES.............        5,627,137       1,231,673       10,316,302       1,004,596           552,848
                                  -------------    ------------    -------------    ------------      ------------
     NET INVESTMENT INCOME....        2,594,600          18,108       12,933,151       1,936,508           386,773
                                  -------------    ------------    -------------    ------------      ------------
NET REALIZED AND UNREALIZED
GAIN (LOSS):
Net realized gain (loss) on:
    Investments...............       75,113,926       4,992,878**    241,612,765        (244,335)        5,366,593
    Futures contracts.........         --               --              --              (325,139)         --
    Foreign exchange
      transactions............        1,484,701         (68,573)        --               --                 (5,520)
                                  -------------    ------------    -------------    ------------      ------------
     NET GAIN (LOSS)..........       76,598,627       4,924,305      241,612,765        (569,474)        5,361,073
                                  -------------    ------------    -------------    ------------      ------------
Net change in unrealized
  appreciation/depreciation
  on:
    Investments...............     (106,565,981)    (37,507,370)    (526,098,393)    (23,075,606)      (20,692,943)
    Futures contracts.........         --               --              --              (253,451)         --
    Translation of forward
      foreign currency
      contracts, other assets
      and liabilities
      denominated in foreign
      currencies..............          688,659         210,123         --               --                  1,346
                                  -------------    ------------    -------------    ------------      ------------
     NET APPRECIATION
     (DEPRECIATION)...........     (105,877,322)    (37,297,247)    (526,098,393)    (23,329,057)      (20,691,597)
                                  -------------    ------------    -------------    ------------      ------------
     NET GAIN (LOSS)..........      (29,278,695)    (32,372,942)    (284,485,628)    (23,898,531)      (15,330,524)
                                  -------------    ------------    -------------    ------------      ------------
NET INCREASE (DECREASE).......    $ (26,684,095)   $(32,354,834)   $(271,552,477)   $(21,962,023)     $(14,943,751)
                                  =============    ============    =============    ============      ============


                                   AGGRESSIVE
                                     EQUITY         INFORMATION++     STRATEGIST
------------------------------  -------------------------------------------------
INVESTMENT INCOME:
INCOME
Interest......................    $    893,342        $  14,965      $ 20,366,969
Dividends.....................         490,921*             316         3,231,232*
                                  ------------        ---------      ------------
     TOTAL INCOME.............       1,384,263           15,281        23,598,201
                                  ------------        ---------      ------------
EXPENSES
Investment management fee.....         901,980            3,008         3,679,250
Professional fees.............          20,048            2,611            30,894
Custodian fees................          57,556            1,611            39,755
Shareholder reports and
  notices.....................           3,892                6            31,777
Plan of distribution fee
  (Class Y shares)............           9,957              409            14,343
Trustees' fees and expenses...              70                3             1,688
Transfer agent fees and
  expenses....................             500               77               500
Other.........................             236          --                 11,740
                                  ------------        ---------      ------------
     TOTAL EXPENSES...........         994,239            7,725         3,809,947
Less: amounts
  waived/reimbursed...........        --                 (7,316)          --
                                  ------------        ---------      ------------
     NET EXPENSES.............         994,239              409         3,809,947
                                  ------------        ---------      ------------
     NET INVESTMENT INCOME....         390,024           14,872        19,788,254
                                  ------------        ---------      ------------
NET REALIZED AND UNREALIZED
GAIN (LOSS):
Net realized gain (loss) on:
    Investments...............     (16,497,626)         (16,575)       26,318,018
    Futures contracts.........        --                --                --
    Foreign exchange
      transactions............        --                --                --
                                  ------------        ---------      ------------
     NET GAIN (LOSS)..........     (16,497,626)         (16,575)       26,318,018
                                  ------------        ---------      ------------
Net change in unrealized
  appreciation/depreciation
  on:
    Investments...............       4,022,722         (285,604)      (34,158,403)
    Futures contracts.........        --                --                --
    Translation of forward
      foreign currency
      contracts, other assets
      and liabilities
      denominated in foreign
      currencies..............        --                --                --
                                  ------------        ---------      ------------
     NET APPRECIATION
     (DEPRECIATION)...........       4,022,722         (285,604)      (34,158,403)
                                  ------------        ---------      ------------
     NET GAIN (LOSS)..........     (12,474,904)        (302,179)       (7,840,385)
                                  ------------        ---------      ------------
NET INCREASE (DECREASE).......    $(12,084,880)       $(287,307)     $ 11,947,869
                                  ============        =========      ============

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
FINANCIAL STATEMENTS, CONTINUED

STATEMENTS OF CHANGES IN NET ASSETS

                                            MONEY MARKET                          SHORT-TERM BOND
                                -------------------------------------  --------------------------------------
                                   FOR THE YEAR       FOR THE YEAR        FOR THE YEAR        FOR THE YEAR
                                      ENDED               ENDED              ENDED               ENDED
                                DECEMBER 31, 2000+  DECEMBER 31, 1999  DECEMBER 31, 2000+  DECEMBER 31, 1999*
-------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET
ASSETS:

OPERATIONS:
Net investment income.........     $ 22,560,142       $ 20,402,046         $  276,431          $   57,933
Net realized gain (loss)......            2,431              1,751             (1,534)             (2,927)
Net change in unrealized
  appreciation/depreciation...        --                  --                   48,780             (17,046)
                                   ------------       ------------         ----------          ----------
     NET INCREASE
     (DECREASE)...............       22,562,573         20,403,797            323,677              37,960
                                   ------------       ------------         ----------          ----------
DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income
    Class X Shares............      (22,379,796)       (20,401,879)          (256,046)            (57,933)
    Class Y Shares............         (180,251)          --                  (18,021)           --
Net realized gain
    Class X Shares............           (2,394)            (1,751)          --                  --
    Class Y Shares............              (37)          --                 --                  --
Paid-in-capital
    Class X Shares............        --                  --                 --                  --
    Class Y Shares............        --                  --                 --                  --
                                   ------------       ------------         ----------          ----------
     TOTAL DIVIDENDS AND
     DISTRIBUTIONS............      (22,562,478)       (20,403,630)          (274,067)            (57,933)
                                   ------------       ------------         ----------          ----------
Net increase (decrease) from
  transactions in shares of
  beneficial interest.........      (63,037,023)        (6,391,540)         4,632,500           3,194,562
                                   ------------       ------------         ----------          ----------
     TOTAL INCREASE
     (DECREASE)...............      (63,036,928)        (6,391,373)         4,682,110           3,174,589
NET ASSETS:
Beginning of period...........      435,643,111        442,034,484          3,174,589            --
                                   ------------       ------------         ----------          ----------
     END OF PERIOD............     $372,606,183       $435,643,111         $7,856,699          $3,174,589
                                   ============       ============         ==========          ==========
UNDISTRIBUTED NET INVESTMENT
INCOME (LOSS).................     $        284       $        189         $    2,364          $ --
                                   ============       ============         ==========          ==========

------------------

 +   Class Y shares were issued June 6, 2000.
 * For the period May 4, 1999 (commencement of operations) through December 31, 1999.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
FINANCIAL STATEMENTS, CONTINUED

STATEMENTS OF CHANGES IN NET ASSETS

                                         QUALITY INCOME PLUS                        HIGH YIELD
                                -------------------------------------  -------------------------------------
                                   FOR THE YEAR       FOR THE YEAR        FOR THE YEAR       FOR THE YEAR
                                      ENDED               ENDED              ENDED               ENDED
                                DECEMBER 31, 2000+  DECEMBER 31, 1999  DECEMBER 31, 2000+  DECEMBER 31, 1999
------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET
ASSETS:

OPERATIONS:
Net investment income.........     $ 28,732,096       $ 32,603,272       $  38,051,913       $ 46,601,600
Net realized gain (loss)......      (10,516,981)       (11,840,632)         (3,132,579)        (7,019,312)
Net change in unrealized
  appreciation/depreciation...       25,002,447        (43,753,636)       (102,561,779)       (43,905,004)
                                   ------------       ------------       -------------       ------------
     NET INCREASE
     (DECREASE)...............       43,217,562        (22,990,996)        (67,642,445)        (4,322,716)
                                   ------------       ------------       -------------       ------------
DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income
    Class X Shares............      (28,551,058)       (32,603,082)        (37,708,110)       (46,732,009)
    Class Y Shares............          (80,831)          --                  (181,257)          --
Net realized gain
    Class X Shares............        --                  --                 --                  --
    Class Y Shares............        --                  --                 --                  --
Paid-in-capital
    Class X Shares............        --                  --                 --                  --
    Class Y Shares............        --                  --                 --                  --
                                   ------------       ------------       -------------       ------------
     TOTAL DIVIDENDS AND
     DISTRIBUTIONS............      (28,631,889)       (32,603,082)        (37,889,367)       (46,732,009)
                                   ------------       ------------       -------------       ------------
Net increase (decrease) from
  transactions in shares of
  beneficial interest.........      (59,032,899)       (35,856,852)        (43,559,323)       (33,340,707)
                                   ------------       ------------       -------------       ------------
     TOTAL INCREASE
     (DECREASE)...............      (44,447,226)       (91,450,930)       (149,091,135)       (84,395,432)
NET ASSETS:
Beginning of period...........      456,131,851        547,582,781         279,683,472        364,078,904
                                   ------------       ------------       -------------       ------------
     END OF PERIOD............     $411,684,625       $456,131,851       $ 130,592,337       $279,683,472
                                   ============       ============       =============       ============
UNDISTRIBUTED NET INVESTMENT
INCOME (LOSS).................     $    170,211       $     47,349       $     183,893       $     21,347
                                   ============       ============       =============       ============

                                              UTILITIES                           INCOME BUILDER
                                -------------------------------------  -------------------------------------
                                   FOR THE YEAR       FOR THE YEAR        FOR THE YEAR       FOR THE YEAR
                                      ENDED               ENDED              ENDED               ENDED
                                DECEMBER 31, 2000+  DECEMBER 31, 1999  DECEMBER 31, 2000+  DECEMBER 31, 1999
------------------------------  ----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
ASSETS:
OPERATIONS:
Net investment income.........     $ 12,506,131       $ 14,157,266        $  3,364,951        $ 4,199,255
Net realized gain (loss)......       22,995,021         33,719,313          (1,439,206)           (99,594)
Net change in unrealized
  appreciation/depreciation...      (17,897,321)        19,868,085          (2,608,659)         1,427,366
                                   ------------       ------------        ------------        -----------
     NET INCREASE
     (DECREASE)...............       17,603,831         67,744,664            (682,914)         5,527,027
                                   ------------       ------------        ------------        -----------
DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income
    Class X Shares............      (12,359,196)       (14,157,310)         (3,258,344)        (4,106,298)
    Class Y Shares............         (137,756)          --                   (16,825)          --
Net realized gain
    Class X Shares............      (33,661,404)       (11,183,423)          --                (1,674,655)
    Class Y Shares............          (57,888)          --                 --                  --
Paid-in-capital
    Class X Shares............        --                  --                  (188,897)          (120,208)
    Class Y Shares............        --                  --                      (975)          --
                                   ------------       ------------        ------------        -----------
     TOTAL DIVIDENDS AND
     DISTRIBUTIONS............      (46,216,244)       (25,340,733)         (3,465,041)        (5,901,161)
                                   ------------       ------------        ------------        -----------
Net increase (decrease) from
  transactions in shares of
  beneficial interest.........       18,929,027        (22,719,812)        (17,121,201)        (5,778,664)
                                   ------------       ------------        ------------        -----------
     TOTAL INCREASE
     (DECREASE)...............       (9,683,386)        19,684,119         (21,269,156)        (6,152,798)
NET ASSETS:
Beginning of period...........      580,486,952        560,802,833          81,616,336         87,769,134
                                   ------------       ------------        ------------        -----------
     END OF PERIOD............     $570,803,566       $580,486,952        $ 60,347,180        $81,616,336
                                   ============       ============        ============        ===========
UNDISTRIBUTED NET INVESTMENT
INCOME (LOSS).................     $      9,160       $        (19)       $     26,859        $   107,871
                                   ============       ============        ============        ===========

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
FINANCIAL STATEMENTS, CONTINUED

STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED

                                           DIVIDEND GROWTH                        CAPITAL GROWTH
                                -------------------------------------  -------------------------------------
                                   FOR THE YEAR       FOR THE YEAR        FOR THE YEAR       FOR THE YEAR
                                      ENDED               ENDED              ENDED               ENDED
                                DECEMBER 31, 2000+  DECEMBER 31, 1999  DECEMBER 31, 2000+  DECEMBER 31, 1999
------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET
ASSETS:

OPERATIONS:
Net investment income.........    $   33,434,804     $   41,593,941       $    801,077       $     31,551
Net realized gain (loss)......      (247,633,286)       346,534,889          8,578,573         34,213,226
Net change in unrealized
  appreciation/depreciation...       255,968,189       (441,379,064)        (7,754,345)         8,664,948
                                  --------------     --------------       ------------       ------------
     NET INCREASE
     (DECREASE)...............        41,769,707        (53,250,234)         1,625,305         42,909,725
                                  --------------     --------------       ------------       ------------
DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income
    Class X Shares............       (33,410,710)       (41,593,983)           (16,143)          --
    Class Y Shares............          (116,132)         --                       (51)          --
Net realized gain
    Class X Shares............      (355,389,540)      (329,147,530)       (31,601,359)       (17,791,828)
    Class Y Shares............          (366,002)         --                   (99,741)          --
                                  --------------     --------------       ------------       ------------
     TOTAL DIVIDENDS AND
     DISTRIBUTIONS............      (389,282,384)      (370,741,513)       (31,717,294)       (17,791,828)
                                  --------------     --------------       ------------       ------------
Net increase (decrease) from
  transactions in shares of
  beneficial interest.........      (114,494,397)       207,878,895         45,543,036          7,530,409
                                  --------------     --------------       ------------       ------------
     TOTAL INCREASE
     (DECREASE)...............      (462,007,074)      (216,112,852)        15,451,047         32,648,306
NET ASSETS:
Beginning of period...........     2,033,813,927      2,249,926,779        171,251,416        138,603,110
                                  --------------     --------------       ------------       ------------
     END OF PERIOD............    $1,571,806,853     $2,033,813,927       $186,702,463       $171,251,416
                                  ==============     ==============       ============       ============
UNDISTRIBUTED NET INVESTMENT
INCOME (LOSS).................    $       (9,695)    $          112       $    800,627       $     31,127
                                  ==============     ==============       ============       ============

------------------

 +   Class Y shares were issued June 6, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
FINANCIAL STATEMENTS, CONTINUED

STATEMENTS OF CHANGES IN NET ASSETS

                                       GLOBAL DIVIDEND GROWTH                     EUROPEAN GROWTH
                                -------------------------------------  -------------------------------------
                                   FOR THE YEAR       FOR THE YEAR        FOR THE YEAR       FOR THE YEAR
                                      ENDED               ENDED              ENDED               ENDED
                                DECEMBER 31, 2000+  DECEMBER 31, 1999  DECEMBER 31, 2000+  DECEMBER 31, 1999
------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET
ASSETS:

OPERATIONS:
Net investment income.........    $   7,867,441       $  9,301,972       $   2,594,600       $  4,356,655
Net realized gain (loss)......        7,688,701         42,434,603          76,598,627         89,014,598
Net change in unrealized
  appreciation/depreciation...      (33,765,802)        14,999,600        (105,877,322)        39,368,603
                                  -------------       ------------       -------------       ------------
     NET INCREASE
     (DECREASE)...............      (18,209,660)        66,736,175         (26,684,095)       132,739,856
                                  -------------       ------------       -------------       ------------
DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income
    Class X Shares............       (2,796,221)        (9,852,158)         (3,290,821)        (3,407,759)
    Class Y Shares............        --                  --                    (8,172)          --
Net realized gain
    Class X Shares............      (38,145,152)       (35,181,150)        (84,881,334)       (47,147,183)
    Class Y Shares............          (20,655)          --                  (210,787)          --
                                  -------------       ------------       -------------       ------------
     TOTAL DIVIDENDS AND
     DISTRIBUTIONS............      (40,962,028)       (45,033,308)        (88,391,114)       (50,554,942)
                                  -------------       ------------       -------------       ------------
Net increase (decrease) from
  transactions in shares of
  beneficial interest.........      (71,777,150)           999,059          54,315,573        (13,117,744)
                                  -------------       ------------       -------------       ------------
     TOTAL INCREASE
     (DECREASE)...............     (130,948,838)        22,701,926         (60,759,636)        69,067,170
NET ASSETS:
Beginning of period...........      506,929,490        484,227,564         579,704,767        510,637,597
                                  -------------       ------------       -------------       ------------
     END OF PERIOD............    $ 375,980,652       $506,929,490       $ 518,945,131       $579,704,767
                                  =============       ============       =============       ============
UNDISTRIBUTED NET INVESTMENT
INCOME (LOSS).................    $   6,759,117       $    900,043       $   4,054,954       $  3,279,390
                                  =============       ============       =============       ============

                                           PACIFIC GROWTH                             EQUITY
                                -------------------------------------  -------------------------------------
                                   FOR THE YEAR       FOR THE YEAR        FOR THE YEAR       FOR THE YEAR
                                      ENDED               ENDED              ENDED               ENDED
                                DECEMBER 31, 2000+  DECEMBER 31, 1999  DECEMBER 31, 2000+  DECEMBER 31, 1999
------------------------------  ----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
ASSETS:
OPERATIONS:
Net investment income.........           18,108       $    673,927       $   12,933,151     $    7,884,930
Net realized gain (loss)......        4,924,305         15,775,724          241,612,765        301,936,226
Net change in unrealized
  appreciation/depreciation...      (37,297,247)        28,380,099         (526,098,393)       429,853,712
                                   ------------       ------------       --------------     --------------
     NET INCREASE
     (DECREASE)...............      (32,354,834)        44,829,750         (271,552,477)       739,674,868
                                   ------------       ------------       --------------     --------------
DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income
    Class X Shares............       (1,544,980)          (770,896)         (12,785,786)        (7,879,428)
    Class Y Shares............             (892)          --                   (118,384)         --
Net realized gain
    Class X Shares............        --                  --               (309,799,810)      (168,434,937)
    Class Y Shares............        --                  --                   (519,733)         --
                                   ------------       ------------       --------------     --------------
     TOTAL DIVIDENDS AND
     DISTRIBUTIONS............       (1,545,872)          (770,896)        (323,223,713)      (176,314,365)
                                   ------------       ------------       --------------     --------------
Net increase (decrease) from
  transactions in shares of
  beneficial interest.........      (17,089,075)        19,026,993          361,741,551        381,298,159
                                   ------------       ------------       --------------     --------------
     TOTAL INCREASE
     (DECREASE)...............      (50,989,781)        63,085,847         (233,034,639)       944,658,662
NET ASSETS:
Beginning of period...........      115,927,384         52,841,537        2,083,071,385      1,138,412,723
                                   ------------       ------------       --------------     --------------
     END OF PERIOD............     $ 64,937,603       $115,927,384       $1,850,036,746     $2,083,071,385
                                   ============       ============       ==============     ==============
UNDISTRIBUTED NET INVESTMENT
INCOME (LOSS).................     $    (45,639)      $    503,902       $       28,983     $            2
                                   ============       ============       ==============     ==============

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
FINANCIAL STATEMENTS, CONTINUED

STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED

                                            S&P 500 INDEX                  COMPETITIVE EDGE "BEST IDEAS"
                                -------------------------------------  -------------------------------------
                                   FOR THE YEAR       FOR THE YEAR        FOR THE YEAR       FOR THE YEAR
                                      ENDED               ENDED              ENDED               ENDED
                                DECEMBER 31, 2000+  DECEMBER 31, 1999  DECEMBER 31, 2000+  DECEMBER 31, 1999
------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET
ASSETS:

OPERATIONS:
Net investment income.........     $  1,936,508       $  1,179,912        $    386,773        $   318,798
Net realized gain (loss)......         (569,474)           977,294           5,361,073           (231,782)
Net change in unrealized
  appreciation/depreciation...      (23,329,057)        20,690,042         (20,691,597)        11,840,897
                                   ------------       ------------        ------------        -----------
     NET INCREASE
     (DECREASE)...............      (21,962,023)        22,847,248         (14,943,751)        11,927,913
                                   ------------       ------------        ------------        -----------
DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income
    Class X Shares............       (1,171,429)          (244,996)           (314,559)          (267,149)
    Class Y Shares............           (8,524)          --                    (2,328)          --
Net realized gain
    Class X Shares............       (1,055,974)          (283,184)          --                  --
    Class Y Shares............           (7,684)          --                 --                  --
                                   ------------       ------------        ------------        -----------
     TOTAL DIVIDENDS AND
     DISTRIBUTIONS............       (2,243,611)          (528,180)           (316,887)          (267,149)
                                   ------------       ------------        ------------        -----------
Net increase from transactions
  in shares of beneficial
  interest....................       61,496,562        114,911,784          27,513,945         14,095,258
                                   ------------       ------------        ------------        -----------
     TOTAL INCREASE
     (DECREASE)...............       37,290,928        137,230,852          12,253,307         25,756,022
NET ASSETS:
Beginning of period...........      185,962,820         48,731,968          62,294,802         36,538,780
                                   ------------       ------------        ------------        -----------
     END OF PERIOD............     $223,253,748       $185,962,820        $ 74,548,109        $62,294,802
                                   ============       ============        ============        ===========
UNDISTRIBUTED NET INVESTMENT
INCOME........................     $  1,936,461       $  1,179,906        $    380,569        $   316,203
                                   ============       ============        ============        ===========

------------------

 +   Class Y shares were issued June 6, 2000.
++ For the period November 6, 2000 (commencement of operations) through December 31, 2000.
 * For the period May 4, 1999 (commencement of operations) through December 31, 1999.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
FINANCIAL STATEMENTS, CONTINUED

STATEMENTS OF CHANGES IN NET ASSETS

                                          AGGRESSIVE EQUITY                 INFORMATION                   STRATEGIST
                                --------------------------------------  -------------------  -------------------------------------
                                   FOR THE YEAR        FOR THE YEAR        FOR THE YEAR         FOR THE YEAR       FOR THE YEAR
                                      ENDED               ENDED                ENDED               ENDED               ENDED
                                DECEMBER 31, 2000+  DECEMBER 31, 1999*  DECEMBER 31, 2000++  DECEMBER 31, 2000+  DECEMBER 31, 1999
----------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET
ASSETS:

OPERATIONS:
Net investment income.........     $    390,024         $    57,983         $   14,872         $  19,788,254       $ 15,227,196
Net realized gain (loss)......      (16,497,626)           (181,892)           (16,575)           26,318,018         83,843,891
Net change in unrealized
  appreciation/depreciation...        4,022,722           7,381,913           (285,604)          (34,158,403)        10,097,511
                                   ------------         -----------         ----------         -------------       ------------
     NET INCREASE
     (DECREASE)...............      (12,084,880)          7,258,004           (287,307)           11,947,869        109,168,598
                                   ------------         -----------         ----------         -------------       ------------
DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income
    Class X Shares............          (49,395)             (8,097)          --                 (19,395,713)       (15,227,618)
    Class Y Shares............             (497)          --                  --                    (245,565)          --
Net realized gain
    Class X Shares............        --                  --                  --                 (85,487,009)          --
    Class Y Shares............        --                  --                  --                    (209,745)          --
                                   ------------         -----------         ----------         -------------       ------------
     TOTAL DIVIDENDS AND
     DISTRIBUTIONS............          (49,892)             (8,097)          --                (105,338,032)       (15,227,618)
                                   ------------         -----------         ----------         -------------       ------------
Net increase from transactions
  in shares of beneficial
  interest....................      125,986,777          30,947,469          4,888,807            88,358,964          1,825,416
                                   ------------         -----------         ----------         -------------       ------------
     TOTAL INCREASE
     (DECREASE)...............      113,852,005          38,197,376          4,601,500            (5,031,199)        95,766,396
NET ASSETS:
Beginning of period...........       38,197,376           --                  --                 729,700,676        633,934,280
                                   ------------         -----------         ----------         -------------       ------------
     END OF PERIOD............     $152,049,381         $38,197,376         $4,601,500         $ 724,669,477       $729,700,676
                                   ============         ===========         ==========         =============       ============
UNDISTRIBUTED NET INVESTMENT
INCOME........................     $    390,018         $    49,886         $   15,281         $     149,692       $         36
                                   ============         ===========         ==========         =============       ============

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
FINANCIAL STATEMENTS, CONTINUED

STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
SUMMARY OF TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

                                            MONEY MARKET                         SHORT-TERM BOND
                                ------------------------------------  -------------------------------------
                                  FOR THE YEAR       FOR THE YEAR       FOR THE YEAR        FOR THE YEAR
                                      ENDED              ENDED              ENDED              ENDED
                                DECEMBER 31, 2000  DECEMBER 31, 1999  DECEMBER 31, 2000  DECEMBER 31, 1999*
-----------------------------------------------------------------------------------------------------------
CLASS X SHARES
SHARES
Sold..........................       934,549,163       560,245,244           733,662            564,039
Reinvestment of dividends and
  distributions...............        22,382,190        20,403,630            25,864              5,845
Redeemed......................    (1,033,781,220)     (587,040,414)         (435,676)          (248,557)
                                 ---------------     -------------       -----------        -----------
     NET INCREASE (DECREASE) -
     CLASS X..................       (76,849,867)       (6,391,540)          323,850            321,327
                                 ---------------     -------------       -----------        -----------
AMOUNT
Sold..........................   $   934,549,163     $ 560,245,244       $ 7,265,518        $ 5,606,552
Reinvestment of dividends and
  distributions...............        22,382,190        20,403,630           256,046             57,933
Redeemed......................    (1,033,781,220)     (587,040,414)       (4,317,357)        (2,469,923)
                                 ---------------     -------------       -----------        -----------
     NET INCREASE (DECREASE) -
     CLASS X..................   $   (76,849,867)    $  (6,391,540)      $ 3,204,207        $ 3,194,562
                                 ---------------     -------------       -----------        -----------
CLASS Y SHARES+
SHARES
Sold..........................        21,834,091         --                  152,198           --
Reinvestment of dividends and
  distributions...............           180,288         --                    1,815           --
Redeemed......................        (8,201,535)        --                  (10,295)          --
                                 ---------------     -------------       -----------        -----------
     NET INCREASE - CLASS Y...        13,812,844         --                  143,718           --
                                 ---------------     -------------       -----------        -----------
AMOUNT
Sold..........................   $    21,834,091         --              $ 1,512,471           --
Reinvestment of dividends and
  distributions...............           180,288         --                   18,021           --
Redeemed......................        (8,201,535)        --                 (102,199)          --
                                 ---------------     -------------       -----------        -----------
     NET INCREASE - CLASS Y...   $    13,812,844         --              $ 1,428,293           --
                                 ---------------     -------------       -----------        -----------

------------------

 +   For the period June 6, 2000 (issue date) through December 31, 2000.
 * For the period May 4, 1999 (commencement of operations) through December 31, 1999.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
FINANCIAL STATEMENTS, CONTINUED

STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
SUMMARY OF TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST, CONTINUED

                                        QUALITY INCOME PLUS                        HIGH YIELD
                                ------------------------------------  ------------------------------------
                                  FOR THE YEAR       FOR THE YEAR       FOR THE YEAR       FOR THE YEAR
                                      ENDED              ENDED              ENDED              ENDED
                                DECEMBER 31, 2000  DECEMBER 31, 1999  DECEMBER 31, 2000  DECEMBER 31, 1999
----------------------------------------------------------------------------------------------------------
CLASS X SHARES
SHARES
Sold..........................        5,308,884          5,941,824          7,327,491         14,733,336
Reinvestment of dividends and
  distributions...............        2,888,463          3,166,433         10,699,948          9,920,699
Redeemed......................      (14,707,375)       (12,626,740)       (29,780,742)       (31,789,573)
                                  -------------      -------------      -------------      -------------
     NET INCREASE (DECREASE) -
     CLASS X..................       (6,510,028)        (3,518,483)       (11,753,303)        (7,135,538)
                                  -------------      -------------      -------------      -------------
AMOUNT
Sold..........................    $  52,461,632      $  62,145,724      $  26,691,531      $  69,363,729
Reinvestment of dividends and
  distributions...............       28,551,058         32,603,082         37,708,109         46,732,009
Redeemed......................     (145,125,419)      (130,605,658)      (110,680,449)      (149,436,445)
                                  -------------      -------------      -------------      -------------
     NET INCREASE (DECREASE) -
     CLASS X..................    $ (64,112,729)     $ (35,856,852)     $ (46,280,809)     $ (33,340,707)
                                  -------------      -------------      -------------      -------------
CLASS Y SHARES+
SHARES
Sold..........................          521,019          --                   838,148          --
Reinvestment of dividends and
  distributions...............            8,045          --                    62,141          --
Redeemed......................          (22,297)         --                  (100,749)         --
                                  -------------      -------------      -------------      -------------
     NET INCREASE - CLASS Y...          506,767          --                   799,540          --
                                  -------------      -------------      -------------      -------------
AMOUNT
Sold..........................    $   5,222,238          --             $   2,862,807          --
Reinvestment of dividends and
  distributions...............           80,830          --                   181,257          --
Redeemed......................         (223,238)         --                  (322,578)         --
                                  -------------      -------------      -------------      -------------
     NET INCREASE - CLASS Y...    $   5,079,830          --             $   2,721,486          --
                                  -------------      -------------      -------------      -------------

                                             UTILITIES                           INCOME BUILDER
                                ------------------------------------  ------------------------------------
                                  FOR THE YEAR       FOR THE YEAR       FOR THE YEAR       FOR THE YEAR
                                      ENDED              ENDED              ENDED              ENDED
                                DECEMBER 31, 2000  DECEMBER 31, 1999  DECEMBER 31, 2000  DECEMBER 31, 1999
------------------------------  --------------------------------------------------------------------------
CLASS X SHARES
SHARES
Sold..........................        3,339,684          3,501,422           596,272          1,493,695
Reinvestment of dividends and
  distributions...............        2,132,995          1,169,927           318,465            512,121
Redeemed......................       (5,380,502)        (5,711,878)       (2,580,512)        (2,529,168)
                                  -------------      -------------      ------------       ------------
     NET INCREASE (DECREASE) -
     CLASS X..................           92,177         (1,040,529)       (1,665,775)          (523,352)
                                  -------------      -------------      ------------       ------------
AMOUNT
Sold..........................    $  75,452,968      $  75,775,422      $  6,501,915       $ 17,298,775
Reinvestment of dividends and
  distributions...............       46,020,620         25,340,733         3,447,241          5,901,161
Redeemed......................     (121,835,075)      (123,835,967)      (28,033,361)       (28,978,600)
                                  -------------      -------------      ------------       ------------
     NET INCREASE (DECREASE) -
     CLASS X..................    $    (361,487)     $ (22,719,812)     $(18,084,205)      $ (5,778,664)
                                  -------------      -------------      ------------       ------------
CLASS Y SHARES+
SHARES
Sold..........................          911,424          --                   96,113           --
Reinvestment of dividends and
  distributions...............            8,984          --                    1,646           --
Redeemed......................          (40,731)         --                   (8,845)          --
                                  -------------      -------------      ------------       ------------
     NET INCREASE - CLASS Y...          879,677          --                   88,914           --
                                  -------------      -------------      ------------       ------------
AMOUNT
Sold..........................    $  19,996,170          --             $  1,040,551           --
Reinvestment of dividends and
  distributions...............          195,644          --                   17,800           --
Redeemed......................         (901,300)         --                  (95,347)          --
                                  -------------      -------------      ------------       ------------
     NET INCREASE - CLASS Y...    $  19,290,514          --             $    963,004           --
                                  -------------      -------------      ------------       ------------

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
FINANCIAL STATEMENTS, CONTINUED

STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
SUMMARY OF TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST, CONTINUED

                                          DIVIDEND GROWTH                        CAPITAL GROWTH
                                ------------------------------------  ------------------------------------
                                  FOR THE YEAR       FOR THE YEAR       FOR THE YEAR       FOR THE YEAR
                                      ENDED              ENDED              ENDED              ENDED
                                DECEMBER 31, 2000  DECEMBER 31, 1999  DECEMBER 31, 2000  DECEMBER 31, 1999
----------------------------------------------------------------------------------------------------------
CLASS X SHARES
SHARES
Sold..........................        6,915,502         13,098,987         2,339,000          1,226,447
Reinvestment of dividends and
  distributions...............       29,902,455         17,950,387         1,544,543            929,562
Redeemed......................      (40,746,272)       (21,694,034)       (1,968,416)        (1,746,710)
                                  -------------      -------------      ------------       ------------
     NET INCREASE (DECREASE) -
     CLASS X..................       (3,928,315)         9,355,340         1,915,127            409,299
                                  -------------      -------------      ------------       ------------
AMOUNT
Sold..........................    $ 107,878,599      $ 280,502,535      $ 53,795,246       $ 25,586,183
Reinvestment of dividends and
  distributions...............      379,049,270        370,741,513        31,601,539         17,791,828
Redeemed......................     (619,548,550)      (443,365,153)      (43,563,364)       (35,847,602)
                                  -------------      -------------      ------------       ------------
     NET INCREASE (DECREASE) -
     CLASS X..................    $(132,620,681)     $ 207,878,895      $ 41,833,241       $  7,530,409
                                  -------------      -------------      ------------       ------------
CLASS Y SHARES+
SHARES
Sold..........................        1,340,964          --                  186,139           --
Reinvestment of dividends and
  distributions...............           37,255          --                    4,877           --
Redeemed......................          (60,977)         --                  (13,681)          --
                                  -------------      -------------      ------------       ------------
     NET INCREASE - CLASS Y...        1,317,242          --                  177,335           --
                                  -------------      -------------      ------------       ------------
AMOUNT
Sold..........................    $  18,463,831          --             $  3,889,764           --
Reinvestment of dividends and
  distributions...............          482,134          --                   99,741           --
Redeemed......................         (819,681)         --                 (279,710)          --
                                  -------------      -------------      ------------       ------------
     NET INCREASE - CLASS Y...    $  18,126,284          --             $  3,709,795           --
                                  -------------      -------------      ------------       ------------

------------------

 +   For the period June 6, 2000 (issue date) through December 31, 2000.
** Includes acquisition of Capital Appreciation Portfolio of 824,458 shares and $35,291,368.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
FINANCIAL STATEMENTS, CONTINUED

STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
SUMMARY OF TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST, CONTINUED

                                       GLOBAL DIVIDEND GROWTH                   EUROPEAN GROWTH
                                ------------------------------------  ------------------------------------
                                  FOR THE YEAR       FOR THE YEAR       FOR THE YEAR       FOR THE YEAR
                                      ENDED              ENDED              ENDED              ENDED
                                DECEMBER 31, 2000  DECEMBER 31, 1999  DECEMBER 31, 2000  DECEMBER 31, 1999
----------------------------------------------------------------------------------------------------------
CLASS X SHARES
SHARES
Sold..........................        2,246,998         3,735,961           9,230,245          5,542,879
Reinvestment of dividends and
  distributions...............        3,301,049         3,214,043           3,299,856          2,023,007
Redeemed......................      (11,288,529)       (6,868,373)        (10,913,565)        (7,927,773)
                                  -------------      ------------       -------------      -------------
     NET INCREASE (DECREASE) -
     CLASS X..................       (5,740,482)           81,631           1,616,536           (361,887)
                                  -------------      ------------       -------------      -------------
AMOUNT
Sold..........................    $  28,967,660      $ 52,898,642       $ 272,639,151      $ 151,803,640
Reinvestment of dividends and
  distributions...............       40,941,373        45,033,308          88,172,155         50,554,942
Redeemed......................     (143,825,063)      (96,932,891)       (317,442,661)      (215,476,326)
                                  -------------      ------------       -------------      -------------
     NET INCREASE (DECREASE) -
     CLASS X..................    $ (73,916,030)     $    999,059       $  43,368,645      $ (13,117,744)
                                  -------------      ------------       -------------      -------------
CLASS Y SHARES+
SHARES
Sold..........................          186,212          --                   468,981          --
Reinvestment of dividends and
  distributions...............            1,677          --                     8,195          --
Redeemed......................          (13,917)         --                   (59,519)         --
                                  -------------      ------------       -------------      -------------
     NET INCREASE - CLASS Y...          173,972          --                   417,657          --
                                  -------------      ------------       -------------      -------------
AMOUNT
Sold..........................    $   2,287,280          --             $  12,215,627          --
Reinvestment of dividends and
  distributions...............           20,655          --                   218,959          --
Redeemed......................         (169,055)         --                (1,487,658)         --
                                  -------------      ------------       -------------      -------------
     NET INCREASE - CLASS Y...    $   2,138,880          --             $  10,946,928          --
                                  -------------      ------------       -------------      -------------

                                           PACIFIC GROWTH                            EQUITY
                                ------------------------------------  ------------------------------------
                                  FOR THE YEAR       FOR THE YEAR       FOR THE YEAR       FOR THE YEAR
                                      ENDED              ENDED              ENDED              ENDED
                                DECEMBER 31, 2000  DECEMBER 31, 1999  DECEMBER 31, 2000  DECEMBER 31, 1999
------------------------------  --------------------------------------------------------------------------
CLASS X SHARES
SHARES
Sold..........................       51,041,243         37,338,181          7,164,752         10,020,241**
Reinvestment of dividends and
  distributions...............          197,316            115,750          7,535,790          4,406,556
Redeemed......................      (53,387,675)       (34,025,265)        (7,537,949)        (5,269,790)
                                  -------------      -------------      -------------      -------------
     NET INCREASE (DECREASE) -
     CLASS X..................       (2,149,116)         3,428,666          7,162,593          9,157,007
                                  -------------      -------------      -------------      -------------
AMOUNT
Sold..........................    $ 359,491,480      $ 233,462,939      $ 363,241,322      $ 428,695,184**
Reinvestment of dividends and
  distributions...............        1,544,980            770,896        319,231,351        176,314,365
Redeemed......................     (379,056,684)      (215,206,842)      (355,434,066)      (223,711,390)
                                  -------------      -------------      -------------      -------------
     NET INCREASE (DECREASE) -
     CLASS X..................    $ (18,020,224)     $  19,026,993      $ 327,038,607      $ 381,298,159
                                  -------------      -------------      -------------      -------------
CLASS Y SHARES+
SHARES
Sold..........................          142,556          --                   829,761          --
Reinvestment of dividends and
  distributions...............              114          --                    14,864          --
Redeemed......................          (11,574)         --                   (40,139)         --
                                  -------------      -------------      -------------      -------------
     NET INCREASE - CLASS Y...          131,096          --                   804,486          --
                                  -------------      -------------      -------------      -------------
AMOUNT
Sold..........................    $   1,009,590          --             $  35,773,057          --
Reinvestment of dividends and
  distributions...............              892          --                   623,947          --
Redeemed......................          (79,333)         --                (1,694,060)         --
                                  -------------      -------------      -------------      -------------
     NET INCREASE - CLASS Y...    $     931,149          --             $  34,702,944          --
                                  -------------      -------------      -------------      -------------

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
FINANCIAL STATEMENTS, CONTINUED

STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
SUMMARY OF TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST, CONTINUED

                                           S&P 500 INDEX                 COMPETITIVE EDGE "BEST IDEAS"
                                ------------------------------------  ------------------------------------
                                  FOR THE YEAR       FOR THE YEAR       FOR THE YEAR       FOR THE YEAR
                                      ENDED              ENDED              ENDED              ENDED
                                DECEMBER 31, 2000  DECEMBER 31, 1999  DECEMBER 31, 2000  DECEMBER 31, 1999
----------------------------------------------------------------------------------------------------------
CLASS X SHARES
SHARES
Sold..........................       6,860,524         11,576,170          3,173,771          2,453,400
Reinvestment of dividends and
  distributions...............         168,487             42,255             26,257             25,638
Redeemed......................      (3,409,330)        (2,115,310)        (1,371,010)        (1,165,678)
                                  ------------       ------------       ------------       ------------
     NET INCREASE - CLASS X...       3,619,681          9,503,115          1,829,018          1,313,360
                                  ------------       ------------       ------------       ------------
AMOUNT
Sold..........................    $ 89,722,478       $140,040,634       $ 37,675,407       $ 25,976,215
Reinvestment of dividends and
  distributions...............       2,227,401            528,180            314,559            267,149
Redeemed......................     (44,290,749)       (25,657,030)       (15,717,456)       (12,148,106)
                                  ------------       ------------       ------------       ------------
     NET INCREASE - CLASS X...    $ 47,659,130       $114,911,784       $ 22,272,510       $ 14,095,258
                                  ------------       ------------       ------------       ------------
CLASS Y SHARES+
SHARES
Sold..........................       1,162,112           --                  508,335           --
Reinvestment of dividends and
  distributions...............           1,226           --                      194           --
Redeemed......................        (106,091)          --                  (49,274)          --
                                  ------------       ------------       ------------       ------------
     NET INCREASE - CLASS Y...       1,057,247           --                  459,255           --
                                  ------------       ------------       ------------       ------------
AMOUNT
Sold..........................    $ 15,208,446           --             $  5,807,167           --
Reinvestment of dividends and
  distributions...............          16,208           --                    2,328           --
Redeemed......................      (1,387,222)          --                 (568,060)          --
                                  ------------       ------------       ------------       ------------
     NET INCREASE - CLASS Y...    $ 13,837,432           --             $  5,241,435           --
                                  ------------       ------------       ------------       ------------

------------------

 +   For the period June 6, 2000 (issue date) through December 31, 2000.
++ For the period November 6, 2000 (commencement of operations) through December 31, 2000.
 * For the period May 4, 1999 (commencement of operations) through December 31, 1999.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
FINANCIAL STATEMENTS, CONTINUED

STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
SUMMARY OF TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

                                          AGGRESSIVE EQUITY                INFORMATION                   STRATEGIST
                                -------------------------------------  -------------------  ------------------------------------
                                  FOR THE YEAR        FOR THE YEAR        FOR THE YEAR        FOR THE YEAR       FOR THE YEAR
                                      ENDED              ENDED                ENDED               ENDED              ENDED
                                DECEMBER 31, 2000  DECEMBER 31, 1999*  DECEMBER 31, 2000++  DECEMBER 31, 2000  DECEMBER 31, 1999
--------------------------------------------------------------------------------------------------------------------------------
CLASS X SHARES
SHARES
Sold..........................       9,387,514           3,507,417             302,730            5,636,054          6,274,928
Reinvestment of dividends and
  distributions...............           3,288                 794           --                   6,205,199            851,314
Redeemed......................      (2,321,837)           (886,433)            (14,145)          (7,949,205)        (7,016,894)
                                  ------------        ------------          ----------        -------------      -------------
     NET INCREASE - CLASS X...       7,068,965           2,621,778             288,585            3,892,048            109,348
                                  ------------        ------------          ----------        -------------      -------------
AMOUNT
Sold..........................    $146,383,257        $ 41,217,608          $2,991,621        $ 102,563,826      $ 110,695,004
Reinvestment of dividends and
  distributions...............          49,395               8,097           --                 104,882,722         15,227,618
Redeemed......................     (34,737,951)        (10,278,236)           (128,569)        (143,279,933)      (124,097,206)
                                  ------------        ------------          ----------        -------------      -------------
     NET INCREASE - CLASS X...    $111,694,701        $ 30,947,469          $2,863,052        $  64,166,615      $   1,825,416
                                  ------------        ------------          ----------        -------------      -------------
CLASS Y SHARES+
SHARES
Sold..........................       1,003,354           --                    210,137            1,463,098          --
Reinvestment of dividends and
  distributions...............              33           --                  --                      27,045          --
Redeemed......................         (66,250)          --                     (4,344)             (85,978)         --
                                  ------------        ------------          ----------        -------------      -------------
     NET INCREASE - CLASS Y...         937,137           --                    205,793            1,404,165          --
                                  ------------        ------------          ----------        -------------      -------------
AMOUNT
Sold..........................    $ 15,298,277           --                 $2,068,622        $  25,207,978          --
Reinvestment of dividends and
  distributions...............             497           --                  --                     455,311          --
Redeemed......................      (1,006,698)          --                    (42,867)          (1,470,940)         --
                                  ------------        ------------          ----------        -------------      -------------
     NET INCREASE - CLASS Y...    $ 14,292,076           --                 $2,025,755        $  24,192,349          --
                                  ------------        ------------          ----------        -------------      -------------

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENTS SERIES
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2000

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Variable Investment Series (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. Investments in the Fund may be made only by (1) Northbrook Life Insurance Company to fund the benefits under variable annuity contracts and variable life insurance contracts it issues;
(2) Allstate Life Insurance Company to fund the benefits under variable annuity contracts it issues; (3) Glenbrook Life and Annuity Company to fund the benefits under variable annuity contracts and variable life insurance contracts it issues; and (4) Paragon Life Insurance Company to fund the benefits under variable life insurance contracts it issues to certain employees of Morgan Stanley Dean Witter & Co., the parent company of Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager").

The Fund, organized on February 25, 1983 as a Massachusetts business trust, consists of seventeen Portfolios ("Portfolios") which commenced operations as follows:

                                  COMMENCEMENT OF                                              COMMENCEMENT OF
PORTFOLIO                           OPERATIONS         PORTFOLIO                                 OPERATIONS
---------                       -------------------    ---------                             -------------------
Money Market..................      March 9, 1984      European Growth ....................      March 1, 1991
Short-Term Bond...............        May 4, 1999      Pacific Growth .....................  February 23, 1994
Quality Income Plus...........      March 1, 1987      Equity .............................      March 9, 1984
High Yield....................      March 9, 1984      S&P 500 Index ......................       May 18, 1998
Utilities.....................      March 1, 1990      Competitive Edge "Best Ideas" ......       May 18, 1998
Income Builder................   January 21, 1997      Aggressive Equity ..................        May 4, 1999
Dividend Growth...............      March 1, 1990      Information ........................   November 6, 2000
Capital Growth................      March 1, 1991      Strategist .........................      March 1, 1987
Global Dividend Growth........  February 23, 1994

On June 6, 2000, the Fund commenced offering one additional class of shares (Class Y shares), with all Portfolio shares issued prior to May 1, 2000 designated Class X shares. The two classes are identical except that Class Y shares incur distribution expenses. Class X shares are generally available to holders of contracts offered by Paragon Life Insurance Company and other contracts offered before May 1, 2000. Class Y shares are available to holders of contracts offered by Northbrook Life Insurance Company, Allstate Life Insurance Company, and Glenbrook Life and Annuity Company offered on or after June 6, 2000.

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENTS SERIES
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2000, CONTINUED

The investment objectives of each Portfolio are as follows:

     PORTFOLIO                                INVESTMENT OBJECTIVE
Money Market            Seeks high current income, preservation of capital and liquidity by investing in short-term money market instruments.
Short-Term Bond         Seeks to provide a high level of current income consistent with the preservation of capital, by investing primarily in bonds issued or guaranteed as to principal and interest by the U.S.
                        Government, its agencies or instrumentalities and investment grade corporate and other types of bonds.
Quality Income          Seeks, as its primary objective, to earn a high level of current
Plus                    income and, as a secondary objective, capital appreciation, but only when consistent with its primary objective, by investing primarily in U.S. Government securities and higher-rated fixed income securities.
High Yield              Seeks, as its primary objective, to earn a high level of current income and, as a secondary objective, capital appreciation, but only when consistent with its primary objective, by investing primarily in lower-rated fixed income securities.
Utilities               Seek both capital appreciation and current income by investing in equity and fixed income securities of companies engaged in the utilities industry.
Income Builder          Seeks, as its primary objective, to earn reasonable income and, as a secondary objective, growth of capital by investing
                        primarily in income-producing equity securities.
Dividend Growth         Seeks to provide reasonable current income and long-term growth of income and capital by investing primarily in common stocks of companies with a record of paying dividends and the potential for increasing dividends.
Capital Growth          Seeks long-term capital growth by investing primarily in common stocks.
Global Dividend         Seeks to provide reasonable current income and long-term growth
Growth                  of income and capital by investing primarily in common stocks of companies, issued by issuers worldwide, with a record of paying dividends and the potential for increasing dividends.
European Growth         Seeks to maximize the capital appreciation of its investments by investing primarily in securities issued by issuers located in
                        Europe.
Pacific Growth          Seeks to maximize the capital appreciation of its investments by investing primarily in securities issued by issuers located in
                        Asia, Australia and New Zealand.
Equity                  Seeks, as its primary objective, capital growth and, as a
                        secondary objective, income, but only when consistent with its primary objective, by investing primarily in common stocks.
S&P 500 Index           Seeks to provide investment results that, before expenses, correspond to the total return of the Standards & Poor's 500
                        Composite Stock Price Index (the "S&P 500 INDEX") by investing primarily in common stocks included in the S&P 500 INDEX.
Competitive Edge        Seeks long-term capital growth by investing primarily in the
"Best Ideas"            common stock of U.S. and non - U.S. companies included in the
                        "Best Ideas" list, a research compilation assembled and
                        maintained by Morgan Stanley Dean Witter Equity Research. --
Information             Seeks long-term capital appreciation by investing primarily in common stocks and investment grade convertible securities of companies throughout the world that are engaged in the
                        communication and information industry.

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENTS SERIES
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2000, CONTINUED

     PORTFOLIO                                INVESTMENT OBJECTIVE
Aggressive Equity*      Seeks long-term capital growth by investing primarily in equity securities of companies that offer the potential for superior earnings growth. Prior to March 15, 2000, the investment policy was to invest primarily in equity securities of companies covered by Morgan Stanley Dean Witter Equity Research that offer the potential for superior earnings growth.
Strategist              Seeks a high total investment return through a fully managed investment policy utilizing equity, investment grade fixed income and money market securities and writing covered options.

* ON MARCH 15, 2000, SHAREHOLDERS APPROVED A CHANGE IN THE INVESTMENT OBJECTIVE.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Money Market: securities are valued at amortized cost which approximates market value. All remaining Portfolios: (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and asked price; (4) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager (or, in the case of European Growth and Pacific Growth, by Morgan Stanley Dean Witter Investment Management Inc. (the "Sub-Advisor")) that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may also be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (5) certain of the Fund's portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the securities valued by such pricing service; and (6) short-term debt securities having a maturity date of

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENTS SERIES
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2000, CONTINUED

more than sixty days at the time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Interest income is accrued daily except where collection is not expected. Money Market amortizes premiums and accretes discounts on securities owned; gains and losses realized upon the sale of securities are based on amortized cost. Discounts for all other Portfolios are accreted over the life of the respective securities.

C. ACCOUNTING FOR OPTIONS AND FUTURES CONTRACTS -- (1) Written options on debt obligations, equities and foreign currency: when the Fund writes a call or put option, the premium received is recorded as an asset and is also included in the Fund's Statement of Assets and Liabilities as a liability which is subsequently marked-to-market to reflect the current market value of the option written. If a written option either expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security or currency and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security or currency and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option; (2) Purchased options on debt obligations, equities and foreign currency: when the Fund purchases a call or put option, the premium paid is recorded as an investment and is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the cost of the option. If a put option is exercised, the cost of the security sold upon exercise will be increased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid;
(3) Options on futures contracts: the Fund is required to deposit cash, U.S. Government securities or other liquid portfolio securities as "initial margin" and "variation margin" with respect to written call and put options on futures contracts. If a written option expires, the Fund realizes a gain. If a written call or put option is exercised, the premium received will decrease or increase the unrealized loss or gain on the futures contract. If the Fund enters into a closing

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENTS SERIES
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2000, CONTINUED

purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying futures contract and the liability related to such option is extinguished; (4) Futures contracts: a futures contract is an agreement between two parties to buy and sell financial instruments at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains or losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

D. FOREIGN CURRENCY TRANSLATION -- The books and records of the Portfolios investing in foreign currency denominated transactions are translated into U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

E. FORWARD FOREIGN CURRENCY CONTRACTS -- Some of the Portfolios may enter into forward contracts which are valued daily at the appropriate forward exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange transactions. The Portfolios record realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply individually for each Portfolio with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENTS SERIES
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2000, CONTINUED

investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

H. EXPENSES -- Direct expenses are charged to the respective Portfolio and general Fund expenses are allocated on the basis of relative net assets or equally among the Portfolios. The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by a Portfolio.

2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

Pursuant to an Investment Management Agreement (the "Agreement"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to each Portfolios' net assets determined at the close of each business day:

Money Market -- 0.50% to the portion of daily net assets not exceeding $500 million; 0.425% to the portion of daily net assets exceeding $500 million but not exceeding $750 million, and 0.375% to the portion of daily net assets exceeding $750 million.

Short-Term Bond -- 0.45%.

Quality Income Plus -- 0.50% to the portion of daily net assets not exceeding $500 million and 0.45% to the portion of daily net assets exceeding $500 million.

High Yield -- 0.50% to the portion of daily net assets not exceeding $500 million and 0.425% to the portion of daily net assets exceeding $500 million.

Utilities -- 0.65% to the portion of daily net assets not exceeding $500 million; 0.55% to the portion of daily net assets exceeding $500 million but not exceeding $1 billion and 0.525% to the portion of daily net assets exceeding $1 billion.

Income Builder -- 0.75%.

Dividend Growth -- 0.625% to the portion of daily net assets not exceeding $500 million; 0.50% to the portion of daily net assets exceeding $500 million but not exceeding $1 billion; 0.475% to the portion of daily net assets exceeding $1 billion but not exceeding $2 billion; 0.45% to the portion of daily net assets exceeding $2 billion but not exceeding $3 billion and 0.425% to the portion of daily net assets exceeding $3 billion.

Capital Growth -- 0.65%.

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENTS SERIES
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2000, CONTINUED

Global Dividend Growth -- 0.75% to the portion of daily net assets not exceeding $1 billion and 0.725% to the portion of daily net assets exceeding $1 billion.

European Growth -- 0.95% to the portion of daily net assets not exceeding $500 million and 0.90% to the portion of daily net assets exceeding $500 million.

Pacific Growth -- 0.95%.

Equity -- 0.50% to the portion of daily net assets not exceeding $1 billion and 0.475% to the portion of daily net assets exceeding $1 billion; and effective May 1, 2000 the Agreement was amended to reduce the annual rate to 0.45% of the portion of daily net assets exceeding $2 billion.

S&P 500 Index -- 0.40%.

Competitive Edge "Best Ideas" -- 0.65%.

Information -- 0.75%

Aggressive Equity -- 0.75%.

Strategist -- 0.50% to the portion of daily net assets not exceeding $1.5 billion and 0.475% to the portion of daily net assets exceeding $1.5 billion.

Under a Sub-Advisory Agreement between the Investment Manager and the Sub-Advisor, the Sub-Advisor provides European Growth and Pacific Growth with investment advice and portfolio management relating to the Portfolios' investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor monthly compensation equal to 40% of its monthly compensation.

The Investment Manager has agreed to assume all operating expenses (except for Plan of Distribution fees) and to waive its compensation to the extent that such expenses and compensation on an annualized basis exceed 0.50% of the daily net assets of S&P 500 Index.

The Investment Manager has agreed to waive its fee and reimburse all operating expenses (except for Plan of Distribution fees) for Information until such time the Portfolio has $50 million of net assets or May 6, 2001, whichever occurs first. At December 31, 2000, included in the Statement of Assets and Liabilities is a receivable from affiliate, which represents expense reimbursements due to the Portfolio.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager and Sub-Advisor. The Fund has adopted a Plan

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENTS SERIES
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2000, CONTINUED

of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. Under the Plan, Class Y shares of each Portfolio bear a distribution fee which is accrued daily and paid monthly at the annual rate of 0.25% of the average daily net assets of the class.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

Purchases and sales/maturities of portfolio securities, excluding short-term investments (except Money Market), for the year ended December 31, 2000 were as follows:

                                            U.S. GOVERNMENT SECURITIES                  OTHER
                                          -------------------------------  --------------------------------
                                            PURCHASES    SALES/MATURITIES    PURCHASES     SALES/MATURITIES
                                          -------------  ----------------  --------------  ----------------
Money Market............................  $171,082,401     $181,001,035    $4,377,146,048   $4,458,449,366
Short-Term Bond.........................     4,654,413          698,533          --              --
Quality Income Plus.....................   242,572,064      252,136,409       187,439,270      239,553,340
High Yield..............................       --              --              19,593,505       78,572,096
Utilities...............................     6,299,102        6,319,688        63,184,352      107,795,124
Income Builder..........................       247,899          668,333        31,427,432       42,369,333
Dividend Growth.........................       --              --             547,205,397      960,669,782
Capital Growth..........................       --              --             598,888,261      584,960,250
Global Dividend Growth..................       --              --             160,460,092      267,005,612
European Growth.........................       --              --             419,009,044      426,601,588
Pacific Growth..........................       --              --              43,945,760       59,421,769
Equity..................................    58,797,016       58,072,836     7,255,285,882    7,275,948,211
S&P 500 Index...........................       --              --              71,422,421        6,128,114
Competitive Edge "Best Ideas"...........       --              --              80,529,179       50,951,129
Aggressive Equity.......................     9,391,123        4,365,122       556,699,499      441,944,966
Information.............................       --              --               4,368,643           33,354
Strategist..............................   164,723,802      179,821,420       547,834,916      595,398,244

Included in the aforementioned purchases and sales of portfolio securities of S&P 500 Index are purchases of Morgan Stanley Dean Witter & Co., an affiliate of the Investment Manager, Sub-Advisor and Distributor, of $1,116,184, and purchases and sales of Allstate Corp., an affiliate of the Fund, of $513,414 and $43,796, respectively, including realized losses of $23,177. Included in the purchases of Equity, Aggressive Equity, and Strategist are purchases of Allstate Corp. of $35,874,184, $1,869,951, and $3,862,000, respectively. Included in the sales of portfolio securities of Equity and Aggressive Equity are sales of Allstate Corp. of $16,067,852 and $886,464, respectively, including net realized losses of $2,878,373 and $58,521, respectively.

Included in the payable for investments purchased at December 31, 2000 for Dividend Growth and Aggressive Equity, are $1,294,175 and $360,222, respectively, for unsettled trades with Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager, Sub-Advisor and Distributor. Included in the receivable for investments sold at December 31, 2000 for Income Builder and Global Dividend Growth, are $120,977 and $343,914, respectively, for unsettled trades with DWR.

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENTS SERIES
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2000, CONTINUED

For the year ended December 31, 2000, the following Portfolios incurred brokerage commissions with DWR for portfolio transactions executed on behalf of the Portfolio:

                                                              GLOBAL
                  INCOME        DIVIDEND       CAPITAL       DIVIDEND                     AGGRESSIVE
   UTILITIES     BUILDER         GROWTH         GROWTH        GROWTH         EQUITY         EQUITY     INFORMATION    STRATEGIST
  -----------  ------------  --------------  ------------  ------------  --------------  ------------  ------------  ------------
  $    8,430   $    25,664   $     194,380   $    71,774   $    44,090   $     128,355   $   100,823   $     1,271   $    13,969
  ==========   ===========   =============   ===========   ===========   =============   ===========   ===========   ===========

Included in the payable for investments purchased at December 31, 2000 for Global Dividend Growth, Equity, Competitive Edge "Best Ideas" and Aggressive Equity are $481,290, $9,415,261, $149,358 and $300,090, respectively, for unsettled trades with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager, Sub-Advisor and Distributor.

Included in the receivable for investments sold at December 31, 2000 for Pacific Growth, Equity, Competitive Edge "Best Ideas" and Aggressive Equity are $452,052, $7,846,451, $169,898 and $80,267, respectively, for unsettled trades with Morgan Stanley & Co., Inc.

For the year ended December 31, 2000, the following Portfolios incurred brokerage commissions with Morgan Stanley & Co., for portfolio transactions executed on behalf of the Portfolio:

                                          GLOBAL
             INCOME   DIVIDEND  CAPITAL  DIVIDEND  PACIFIC              S&P 500   COMPETITIVE EDGE  AGGRESSIVE
  UTILITIES  BUILDER   GROWTH   GROWTH    GROWTH   GROWTH    EQUITY      INDEX      "BEST IDEAS"      EQUITY    STRATEGIST
  ---------  -------  --------  -------  --------  -------  ---------   --------  ----------------  ----------  ----------
   $3,959    $2,101   $125,914  $41,710  $156,221  $9,323   $765,135      $869        $89,859        $37,119     $23,955
   ======    ======   ========  =======  ========  ======   ========      ====        =======        =======     =======

For the year ended December 31, 2000, Pacific Growth incurred brokerage commissions of $432 with China International Capital Corp., an affiliate of the Investment Manager, Sub-Advisor and Distributor, for portfolio transactions executed on behalf of the Fund.

Included in the payable for investments purchased at December 31, 2000 for Information are unsettled trades with Morgan Stanley Dean Witter Aggressive Equity Fund, an affiliate of the Fund, for $2,488.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager, Sub-Advisor and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENTS SERIES
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2000, CONTINUED

the last five years of service. Aggregate pension costs for the year ended December 31, 2000 included in Trustees' fees and expenses in the Statement of Operations and the accrued pension liability included in accrued expenses in the Statement of Assets and Liabilities are as follows:

                      AGGREGATE PENSION COSTS
           QUALTY
   MONEY   INCOME    HIGH              INCOME   DIVIDEND  CAPITAL
  MARKET    PLUS    YIELD   UTILITIES  BUILDER   GROWTH   GROWTH
  -------  -------  ------  ---------  -------  --------  -------
   $339     $435     $282     $454       $66     $1,841    $233
   ====     ====     ====     ====       ===     ======    ====

   GLOBAL                                  COMPETITIVE
  DIVIDEND  EUROPEAN  PACIFIC                  EDGE       S&P 500
   GROWTH    GROWTH   GROWTH    EQUITY     "BEST IDEAS"    INDEX    STRATEGIST
  --------  --------  -------  ---------  --------------  --------  ----------
    $381      $406      $55     $1,160          $140        $73        $549
    ====      ====      ===     ======          ====        ===        ====

                     ACCRUED PENSION LIABILITY
           QUALTY
   MONEY   INCOME    HIGH              INCOME   DIVIDEND  CAPITAL
  MARKET    PLUS    YIELD   UTILITIES  BUILDER   GROWTH   GROWTH
  -------  -------  ------  ---------  -------  --------  -------
  $10,939  $7,562   $3,879   $5,139     $133     $9,695    $590
  =======  ======   ======   ======     ====     ======    ====

   GLOBAL                                  COMPETITIVE
  DIVIDEND  EUROPEAN  PACIFIC                  EDGE       S&P 500
   GROWTH    GROWTH   GROWTH    EQUITY     "BEST IDEAS"    INDEX    STRATEGIST
  --------  --------  -------  ---------  --------------  --------  ----------
   $1,028    $1,316    $227     $6,821          $131        $87       $7,916
   ======    ======    ====     ======          ====        ===       ======

5. FEDERAL INCOME TAX STATUS

At December 31, 2000, the following Portfolios had an approximate net capital loss carryover which may be used to offset future capital gains to the extent provided by regulations:

                                                                       AMOUNT IN THOUSANDS
                                          -----------------------------------------------------------------------------
     AVAILABLE THROUGH DECEMBER 31,        2001    2002     2003    2004     2005    2006     2007      2008     TOTAL
----------------------------------------  ------  -------  ------  -------  ------  -------  -------  --------  -------
Short-Term Bond.........................    --      --       --      --       --      --     $     3  $      1  $     4
Quality Income Plus.....................    --    $12,983    --    $2,491     --      --      10,670    10,496   36,640
High Yield..............................  $4,736    3,256  $2,984   5,521     --    $ 2,735   10,786     7,523   37,541
Income Builder..........................    --      --       --      --       --      --         180     1,618    1,798
Dividend Growth.........................    --      --       --      --       --      --       --      235,564  235,564
Pacific Growth..........................    --      --       --      --     $5,427   33,536    --        --      38,963
Equity..................................    --      --       --      --      3,342       14    --        --       3,356
S&P 500 Index...........................    --      --       --      --       --      --       --          177      177
Competitive Edge "Best Ideas"...........    --      --       --      --       --        853      544     --       1,397
Aggressive Equity.......................    --      --       --      --       --      --          68    11,560   11,628

As part of the Equity Portfolio's acquisition of the assets of Capital Appreciation Portfolio ("Capital Appreciation"), Equity obtained a net capital loss carryover of approximately $6,329,000 from Capital Appreciation. Utilization of this carryover is subject to limitations imposed by the Internal Revenue

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENTS SERIES
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2000, CONTINUED

Code and Treasury Regulations. During the year ended December 31, 2000, Equity utilized approximately $1,665,000 of this carryover. The following Portfolios also utilized approximate net capital loss carryovers: Pacific Growth - $4,217,000; Competitive Edge "Best Ideas" - $1,397,000.

Net capital and net foreign currency losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Portfolios' next taxable year. The following Portfolios incurred and will elect to defer post-October losses during fiscal 2000: Quality Income Plus - $1,971,000; Utilities - $6,056,000; Capital Growth - $1,082,000;
Global Dividend Growth - $10,000; Pacific Growth - $377,000; Equity - $58,282,000; S&P 500 Index - $643,000; Competitive Edge "Best Ideas" - $409,000;
Aggressive Equity - $4,937,000; Information - $16,000; Strategist - $9,909,000.

At December 31, 2000, the primary reason(s) for significant temporary/permanent book/tax differences were as follows:

                                             TEMPORARY DIFFERENCES        PERMANENT DIFFERENCES
                                          ---------------------------  ----------------------------
                                             POST-          LOSS         FOREIGN        EXPIRED
                                            OCTOBER    DEFERRALS FROM    CURRENCY     CAPITAL LOSS
                                            LOSSES       WASH SALES    GAINS/LOSSES   CARRYFORWARD
                                          -----------  --------------  ------------  --------------
Short-Term Bond.........................                     -
Quality Income Plus.....................       -
High Yield..............................                     -                             -
Utilities...............................       -             -
Income Builder..........................                     -
Dividend Growth.........................                     -
Capital Growth..........................       -             -
Global Dividend Growth..................       -             -              -
European Growth.........................                     -              -
Pacific Growth..........................       -             -              -
Equity..................................       -             -
S&P 500 Index...........................       -             -
Competitive Edge "Best Ideas"...........       -             -              -
Aggressive Equity.......................       -             -
Information.............................       -             -
Strategist..............................       -             -

Additionally, the following Portfolios had other temporary differences: Global Dividend Growth and Pacific Growth - income from the mark-to-market of passive foreign investment companies ("PFICs"); European Growth - income from mark-to-market of forward foreign currency contracts; S&P 500 Index - capital loss from the mark-to-market of futures contracts; High Yield - interest on bonds in default. Global Dividend Growth and Pacific Growth had permanent differences attributable to tax adjustments on PFICs sold by the Portfolios.

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENTS SERIES
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2000, CONTINUED

To reflect reclassifications arising from the permanent differences, the following accounts were (charged) credited:

                                               ACCUMULATED           ACCUMULATED
                                              UNDISTRIBUTED         UNDISTRIBUTED
                                          NET INVESTMENT INCOME   NET REALIZED GAIN    PAID-IN-
                                                 (LOSS)                (LOSS)           CAPITAL
                                          ---------------------   -----------------   -----------
Quality Income Plus.....................        $   22,655           $   (22,655)         --

High Yield..............................         --                    3,057,342      ($3,057,342)

Utilities...............................         --                       37,957          (37,957)

Income Builder..........................          (168,516)              206,151          (37,635)

Dividend Growth.........................            82,231              --                (82,231)

Capital Growth..........................           (15,383)               15,383          --

Global Dividend Growth..................           787,854              (776,475)         (11,379)

European Growth.........................         1,479,957            (1,479,957)         --

Pacific Growth..........................           978,223              (978,223)         --

Competitive Edge "Best Ideas"...........            (5,520)                5,520          --

Information.............................               409              --                   (409)

Strategist..............................             2,680                (2,680)         --

6. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

Global Dividend Growth, European Growth, Pacific Growth, Competitive Edge "Best Ideas" and Aggressive Equity may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities. European Growth and Pacific Growth may also purchase and write put options on foreign currencies ("options") in which the Portfolios' securities are denominated to protect against a decline in value of such securities due to currency devaluations.

Forward contracts and options involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Portfolios bear the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these forward contracts and options from the potential inability of the counterparties to meet the terms of their contracts.

At December 31, 2000, European Growth and Global Dividend Growth had outstanding forward contracts.

S&P 500 Index may purchase and sell stock index futures ("futures contacts") for the following reasons: to simulate full investment in the S&P 500 INDEX while retaining a cash balance for fund

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENTS SERIES
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2000, CONTINUED

management purposes, to facilitate trading, to reduce transaction costs or to seek higher investment returns when a futures contract is priced more attractively than stocks comprising the S&P 500 INDEX.

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. S&P 500 Index bears the risk of an unfavorable change in the value of the underlying securities.

At December 31, 2000, S&P 500 Index had outstanding futures contracts.

At December 31, 2000, European Growth's investments in securities of issuers in the United Kingdom represented 38.3% of the Portfolio's net assets. Pacific Growth's investments in securities of issuers in Japan represented 53.1% of the Portfolio's net assets. These investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in these regions.

At December 31, 2000, Global Dividend Growth's, European Growth's, Pacific Growth's and Information's cash balance consisted principally of interest bearing deposits with Chase Manhattan Bank N.A., the custodian of each Portfolio.

7. CHANGE IN ACCOUNTING POLICY

Effective January 1, 2001, the Fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, and as required, begin amortizing premiums on debt securities. The cumulative effect of this accounting change will have no impact on the net assets of the Fund, but will result in a decrease in the cost of securities and a corresponding increase to unrealized appreciation/depreciation based on securities held at December 31, 2000.

8. PORTFOLIO MERGER

As of the close of business on March 19, 1999, Equity acquired all the net assets of Morgan Stanley Dean Witter Variable Investment Series - Capital Appreciation ("Capital Appreciation") pursuant to a plan of reorganization approved by the shareholders of Capital Appreciation on February 24, 1999. The acquisition was accomplished by a tax-free exchange of 824,458 shares of Equity at a net asset value of $42.80 per share for 3,210,810 shares of Capital Appreciation. The net assets of Equity and Capital Appreciation immediately before the acquisition were $1,300,120,916 and $35,291,368, respectively, including unrealized appreciation of $6,437,316 for Capital Appreciation. Immediately after the acquisition the combined net assets of Equity amounted to $1,335,412,284.

                 (This page has been left blank intentionally.)

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period*:

                           NET ASSET      NET                                                                   TOTAL
          YEAR               VALUE     INVESTMENT   NET REALIZED   TOTAL FROM   DIVIDENDS    DISTRIBUTIONS    DIVIDENDS
          ENDED            BEGINNING     INCOME    AND UNREALIZED  INVESTMENT       TO            TO             AND
       DECEMBER 31         OF PERIOD     (LOSS)     GAIN (LOSS)    OPERATIONS  SHAREHOLDERS  SHAREHOLDERS   DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------------------
MONEY MARKET
CLASS X SHARES
1996                         $ 1.00      $0.050        --            $0.050     $   (0.050)      --          $   (0.050)
1997                           1.00       0.051        --             0.051         (0.051)      --              (0.051)
1998                           1.00       0.051        --             0.051         (0.051)      --              (0.051)
1999                           1.00       0.047        --             0.047         (0.047)      --              (0.047)
2000(a)                        1.00       0.058        --             0.058         (0.058)      --              (0.058)
CLASS Y SHARES
2000(b)                        1.00       0.033        --             0.033         (0.033)      --              (0.033)
SHORT-TERM BOND
CLASS X SHARES
1999(e)                       10.00        0.27        $(0.12)         0.15          (0.27)      --               (0.27)
2000(a)                        9.88        0.51          0.05          0.56          (0.48)      --               (0.48)
CLASS Y SHARES
2000(b)                        9.86        0.28          0.09          0.37          (0.28)      --               (0.28)
QUALITY INCOME PLUS
CLASS X SHARES
1996                          10.96        0.71         (0.58)         0.13          (0.72)      --               (0.72)
1997                          10.37        0.70          0.40          1.10          (0.70)      --               (0.70)
1998                          10.77        0.68          0.23          0.91          (0.68)      --               (0.68)
1999                          11.00        0.67         (1.14)        (0.47)         (0.67)      --               (0.67)
2000(a)                        9.86        0.68          0.37          1.05          (0.69)      --               (0.69)
CLASS Y SHARES
2000(b)                        9.80        0.38          0.42          0.80          (0.39)      --               (0.39)
HIGH YIELD
CLASS X SHARES
1996                           6.26        0.77         (0.06)         0.71          (0.79)      --               (0.79)
1997                           6.18        0.75         (0.06)         0.69          (0.75)      --               (0.75)
1998                           6.12        0.71         (1.05)        (0.34)         (0.71)      --               (0.71)
1999                           5.07        0.68         (0.74)        (0.06)         (0.68)      --               (0.68)
2000(a)                        4.33        0.66         (1.90)        (1.24)         (0.66)      --               (0.66)
CLASS Y SHARES
2000(b)                        3.92        0.37         (1.48)        (1.11)         (0.38)      --               (0.38)
UTILITIES
CLASS X SHARES
1996                          14.68        0.55          0.70          1.25          (0.55)   $    (0.04)         (0.59)
1997                          15.34        0.57          3.46          4.03          (0.57)        (0.21)         (0.78)
1998                          18.59        0.57          3.68          4.25          (0.57)        (1.02)         (1.59)
1999                          21.25        0.55          2.08          2.63          (0.55)        (0.43)         (0.98)
2000(a)                       22.90        0.49          0.17          0.66          (0.49)        (1.38)         (1.87)
CLASS Y SHARES
2000(b)                       22.98        0.24          0.19          0.43          (0.35)        (1.38)         (1.73)

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                                      RATIOS TO AVERAGE NET ASSETS
                                                                      ----------------------------
                           NET ASSET                    NET ASSETS                        NET
                             VALUE                        END OF                      INVESTMENT         PORTFOLIO
                             END OF        TOTAL          PERIOD                        INCOME           TURNOVER
                             PERIOD       RETURN+         (000'S)     EXPENSES          (LOSS)             RATE
------------------------------------------------------------------------------------------------------------------
MONEY MARKET
CLASS X SHARES
1996                         $ 1.00           5.11%     $  340,238      0.52%             4.97%            N/A
1997                           1.00           5.23         335,578      0.52              5.10             N/A
1998                           1.00           5.18         442,034      0.52              5.04             N/A
1999                           1.00           4.80         435,643      0.52              4.68             N/A
2000(a)                        1.00           6.01         358,793      0.52              5.83             N/A
CLASS Y SHARES
2000(b)                        1.00           3.37(1)       13,813      0.77(2)           5.86(2)          N/A
SHORT-TERM BOND
CLASS X SHARES
1999(e)                        9.88           1.56(1)        3,175      0.62(2)(5)        4.83(2)(5)           56%(1)
2000(a)                        9.96           5.85           6,427      0.98              5.08                 16
CLASS Y SHARES
2000(b)                        9.95           3.82(1)        1,430      1.17(2)           5.00(2)              16
QUALITY INCOME PLUS
CLASS X SHARES
1996                          10.37           1.56         474,660      0.53              6.84                182
1997                          10.77          11.09         474,990      0.53              6.71                171
1998                          11.00           8.67         547,583      0.52              6.23                152
1999                           9.86          (4.32)        456,132      0.52              6.45                119
2000(a)                       10.22          11.09         406,508      0.52              6.90                105
CLASS Y SHARES
2000(b)                       10.21           8.31(1)        5,176      0.77(2)           6.53(2)             105
HIGH YIELD
CLASS X SHARES
1996                           6.18          11.98         259,549      0.51             12.59                 57
1997                           6.12          11.87         368,061      0.53             12.44                 95
1998                           5.07          (6.20)        364,079      0.53             12.27                 93
1999                           4.33          (1.33)        279,683      0.53             14.05                 48
2000(a)                        2.43         (32.22)        128,646      0.54             17.40                  9
CLASS Y SHARES
2000(b)                        2.43         (30.02)(1)       1,947      0.79(2)          20.95(2)               9
UTILITIES
CLASS X SHARES
1996                          15.34           8.68         440,662      0.67              3.61                  9
1997                          18.59          27.15         458,134      0.67              3.48                 13
1998                          21.25          23.76         560,803      0.67              2.89                  7
1999                          22.90          12.71         580,487      0.67              2.51                 10
2000(a)                       21.69           3.03         551,734      0.66              2.16                 13
CLASS Y SHARES
2000(b)                       21.68           2.07(1)       19,069      0.91(2)           1.93(2)              13

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
FINANCIAL HIGHLIGHTS, CONTINUED

                           NET ASSET      NET                                                                   TOTAL
          YEAR               VALUE     INVESTMENT   NET REALIZED   TOTAL FROM   DIVIDENDS    DISTRIBUTIONS    DIVIDENDS
          ENDED            BEGINNING     INCOME    AND UNREALIZED  INVESTMENT       TO            TO             AND
       DECEMBER 31         OF PERIOD     (LOSS)     GAIN (LOSS)    OPERATIONS  SHAREHOLDERS  SHAREHOLDERS   DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------------------
INCOME BUILDER
CLASS X SHARES
1997(c)                      $10.00      $ 0.44        $ 1.76        $ 2.20     $    (0.44)      --          $    (0.44)
1998                          11.76        0.56         (0.19)         0.37          (0.56)   $    (0.11)         (0.67)
1999                          11.46        0.58          0.21          0.79          (0.56)        (0.25)++       (0.81)
2000(a)                       11.44        0.55         (0.54)         0.01          (0.56)        (0.03)++       (0.59)
CLASS Y SHARES
2000(b)                       11.15        0.32         (0.21)         0.11          (0.39)        (0.02)++       (0.41)
DIVIDEND GROWTH
CLASS X SHARES
1996                          15.59        0.41          3.22          3.63          (0.41)        (0.41)         (0.82)
1997                          18.40        0.41          4.20          4.61          (0.41)        (1.00)         (1.41)
1998                          21.60        0.41          2.58          2.99          (0.41)        (2.05)         (2.46)
1999                          22.13        0.39         (0.55)        (0.16)         (0.39)        (3.26)         (3.65)
2000(a)                       18.32        0.31          0.02          0.33          (0.33)        (3.82)         (4.15)
CLASS Y SHARES
2000(b)                       17.79        0.12          0.62          0.74          (0.22)        (3.82)         (4.04)
CAPITAL GROWTH
CLASS X SHARES
1996                          15.22        0.08          1.65          1.73          (0.03)        (0.27)         (0.30)
1997                          16.65        0.01          3.90          3.91          (0.08)        (2.19)         (2.27)
1998                          18.29       (0.05)         3.59          3.54        --              (1.47)         (1.47)
1999                          20.36       --             6.12          6.12        --              (2.75)         (2.75)
2000(a)                       23.73        0.10          0.28          0.38        --              (4.05)         (4.05)
CLASS Y SHARES
2000(b)                       24.55        0.03         (0.50)        (0.47)       --              (4.05)         (4.05)
GLOBAL DIVIDEND GROWTH
CLASS X SHARES
1996                          11.69        0.24          1.75          1.99          (0.24)        (0.31)         (0.55)
1997                          13.13        0.22          1.37          1.59          (0.23)        (0.60)         (0.83)
1998                          13.89        0.24          1.45          1.69          (0.24)        (1.52)         (1.76)
1999                          13.82        0.27          1.71          1.98          (0.29)        (1.07)         (1.36)
2000(a)                       14.44        0.24         (0.64)        (0.40)         (0.09)        (1.22)         (1.31)
CLASS Y SHARES
2000(b)                       13.96        0.08         (0.11)        (0.03)       --              (1.22)         (1.22)
EUROPEAN GROWTH
CLASS X SHARES
1996                          17.53        0.17          4.91          5.08          (0.04)        (1.01)         (1.05)
1997                          21.56        0.21          3.19          3.40          (0.24)        (1.18)         (1.42)
1998                          23.54        0.15          5.53          5.68          (0.31)        (1.73)         (2.04)
1999                          27.18        0.25          6.91          7.16          (0.19)        (2.68)         (2.87)
2000(a)                       31.47        0.13         (1.43)        (1.30)         (0.18)        (4.62)         (4.80)
CLASS Y SHARES
2000(b)                       32.26       (0.03)        (2.10)        (2.13)         (0.18)        (4.62)         (4.80)

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                                      RATIOS TO AVERAGE NET ASSETS
                                                                      ----------------------------
                           NET ASSET                    NET ASSETS                        NET
                             VALUE                        END OF                      INVESTMENT         PORTFOLIO
                             END OF        TOTAL          PERIOD                        INCOME           TURNOVER
                             PERIOD       RETURN+         (000'S)     EXPENSES          (LOSS)             RATE
------------------------------------------------------------------------------------------------------------------
INCOME BUILDER
CLASS X SHARES
1997(c)                      $11.76          22.38%(1)  $   55,423      0.15%(2)(3)       5.73%(2)(3)          41%(1)
1998                          11.46           3.21          87,769      0.81              5.09                 54
1999                          11.44           7.06          81,616      0.81              4.98                 43
2000(a)                       10.86           0.17          59,383      0.81              5.07                 51
CLASS Y SHARES
2000(b)                       10.85           1.06(1)          965      1.06(2)           5.17(2)              51
DIVIDEND GROWTH
CLASS X SHARES
1996                          18.40          23.96       1,288,404      0.57              2.46                 23
1997                          21.60          25.61       1,905,906      0.54              2.06                 28
1998                          22.13          14.28       2,249,927      0.53              1.85                 45
1999                          18.32          (2.39)      2,033,814      0.52              1.82                 81
2000(a)                       14.50           5.30       1,552,724      0.54              2.07                 34
CLASS Y SHARES
2000(b)                       14.49           7.65(1)       19,083      0.79(2)           1.59(2)              34
CAPITAL GROWTH
CLASS X SHARES
1996                          16.65          11.55          86,862      0.73              0.52                 98
1997                          18.29          24.54         127,100      0.71              0.01                139
1998                          20.36          19.63         138,603      0.70             (0.26)               248
1999                          23.73          33.29         171,251      0.72              0.02                575
2000(a)                       20.06           1.28         183,151      0.69              0.43                349
CLASS Y SHARES
2000(b)                       20.03          (2.24)(1)       3,551      0.94(2)           0.30(2)             349
GLOBAL DIVIDEND GROWTH
CLASS X SHARES
1996                          13.13          17.49         334,821      0.85              1.94                 39
1997                          13.89          12.04         481,613      0.84              1.61                 48
1998                          13.82          12.53         484,228      0.84              1.68                 52
1999                          14.44          14.65         506,929      0.83              1.90                 43
2000(a)                       12.73          (2.50)        373,770      0.80              1.88                 40
CLASS Y SHARES
2000(b)                       12.71           0.07(1)        2,211      1.05(2)           1.14(2)              40
EUROPEAN GROWTH
CLASS X SHARES
1996                          21.56          29.99         302,422      1.11              0.97                 43
1997                          23.54          16.07         391,441      1.12              1.04                 45
1998                          27.18          23.96         510,638      1.11              0.65                 56
1999                          31.47          29.11         579,705      1.04              0.87                 55
2000(a)                       25.37          (4.92)        508,366      1.00              0.46                 78
CLASS Y SHARES
2000(b)                       25.33          (7.39)(1)      10,580      1.25(2)          (0.18)(2)             78

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
FINANCIAL HIGHLIGHTS, CONTINUED

                           NET ASSET      NET                                                                   TOTAL
          YEAR               VALUE     INVESTMENT   NET REALIZED   TOTAL FROM   DIVIDENDS    DISTRIBUTIONS    DIVIDENDS
          ENDED            BEGINNING     INCOME    AND UNREALIZED  INVESTMENT       TO            TO             AND
       DECEMBER 31         OF PERIOD     (LOSS)     GAIN (LOSS)    OPERATIONS  SHAREHOLDERS  SHAREHOLDERS   DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------------------
PACIFIC GROWTH
CLASS X SHARES
1996                         $ 9.70      $ 0.05        $ 0.32        $ 0.37     $    (0.11)      --          $    (0.11)
1997                           9.96        0.12         (3.82)        (3.70)         (0.14)      --               (0.14)
1998                           6.12        0.06         (0.75)        (0.69)         (0.28)      --               (0.28)
1999                           5.15        0.04          3.33          3.37          (0.06)      --               (0.06)
2000(a)                        8.46       --            (2.78)        (2.78)         (0.12)      --               (0.12)
CLASS Y SHARES
2000(b)                        7.70       (0.01)        (2.01)        (2.02)         (0.12)      --               (0.12)
EQUITY
CLASS X SHARES
1996                          27.14        0.16          2.70          2.86          (0.16)   $    (3.45)         (3.61)
1997                          26.39        0.18          9.27          9.45          (0.18)        (2.08)         (2.26)
1998                          33.58        0.25          9.47          9.72          (0.25)        (4.47)         (4.72)
1999                          38.58        0.22         20.48         20.70          (0.22)        (5.18)         (5.40)
2000(a)                       53.88        0.30         (6.46)        (6.16)         (0.29)        (7.75)         (8.04)
CLASS Y SHARES
2000(b)                       49.12        0.21         (1.68)        (1.47)         (0.24)        (7.75)         (7.99)
S&P 500 INDEX
CLASS X SHARES
1998(d)                       10.00        0.06          1.16          1.22        --            --             --
1999                          11.22        0.06          2.21          2.27          (0.03)        (0.03)         (0.06)
2000(a)                       13.43        0.12         (1.37)        (1.25)         (0.07)        (0.06)         (0.13)
CLASS Y SHARES
2000(b)                       13.47        0.04         (1.34)        (1.30)         (0.07)        (0.06)         (0.13)
COMPETITIVE EDGE "BEST IDEAS"
CLASS X SHARES
1998(d)                       10.00        0.07         (0.25)        (0.18)       --            --             --
1999                           9.82        0.06          2.56          2.62          (0.07)      --               (0.07)
2000(a)                       12.37        0.06         (2.20)        (2.14)         (0.05)      --               (0.05)
CLASS Y SHARES
2000(b)                       12.03       --            (1.82)        (1.82)         (0.05)      --               (0.05)
AGGRESSIVE EQUITY
CLASS X SHARES
1999(e)                       10.00        0.05          4.55          4.60          (0.03)      --               (0.03)
2000(a)                       14.57        0.05         (0.30)        (0.25)         (0.01)      --               (0.01)
CLASS Y SHARES
2000(b)                       14.66        0.03         (0.39)        (0.36)         (0.01)      --               (0.01)
INFORMATION FUND
CLASS X SHARES
2000(f)                       10.00        0.06         (0.75)        (0.69)       --            --             --
CLASS Y SHARES
2000(f)                       10.00        0.05         (0.74)        (0.69)       --            --             --

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                                      RATIOS TO AVERAGE NET ASSETS
                                                                      ----------------------------
                           NET ASSET                    NET ASSETS                        NET
                             VALUE                        END OF                      INVESTMENT         PORTFOLIO
                             END OF        TOTAL          PERIOD                        INCOME           TURNOVER
                             PERIOD       RETURN+         (000'S)     EXPENSES          (LOSS)             RATE
------------------------------------------------------------------------------------------------------------------
PACIFIC GROWTH
CLASS X SHARES
1996                         $ 9.96           3.89%     $  144,536      1.37%             1.01%                50%
1997                           6.12         (37.70)         68,904      1.44              1.09                 58
1998                           5.15         (10.40)         52,842      1.51              0.91                112
1999                           8.46          66.09         115,927      1.42              0.85                105
2000(a)                        5.56         (33.46)         64,209      1.21              0.01                 46
CLASS Y SHARES
2000(b)                        5.56         (26.72)(1)         728      1.46(2)          (0.20)(2)             46
EQUITY
CLASS X SHARES
1996                          26.39          12.36         521,908      0.54              0.58                279
1997                          33.58          37.43         823,090      0.52              0.61                145
1998                          38.58          30.45       1,138,413      0.52              0.73                257
1999                          53.88          58.59       2,083,071      0.51              0.54                323
2000(a)                       39.68         (12.35)      1,818,134      0.50              0.62                402
CLASS Y SHARES
2000(b)                       39.66          (3.99)(1)      31,903      0.75(2)           0.85(2)             402
S&P 500 INDEX
CLASS X SHARES
1998(d)                       11.22          12.20(1)       48,732      --  (4)           1.85(2)(4)            2(1)
1999                          13.43          20.23         185,963      0.48(5)           1.03(5)               1
2000(a)                       12.05          (9.38)        210,530      0.45              0.88                  3
CLASS Y SHARES
2000(b)                       12.04          (9.73)(1)      12,724      0.71(2)           0.60(2)               3
COMPETITIVE EDGE "BEST
IDEAS"
CLASS X SHARES
1998(d)                        9.82          (1.90)(1)      36,539      --  (4)           1.74(2)(4)           31(1)
1999                          12.37          26.88          62,295      0.56(5)           0.72(5)              54
2000(a)                       10.18         (17.39)         69,882      0.71              0.50                 70
CLASS Y SHARES
2000(b)                       10.16         (15.22)(1)       4,666      0.96              0.06                 70
AGGRESSIVE EQUITY
CLASS X SHARES
1999(e)                       14.57          46.08(1)       38,197      0.52(2)(5)        0.86(2)(5)          108(1)
2000(a)                       14.31          (1.75)        138,657      0.82              0.32                414
CLASS Y SHARES
2000(b)                       14.29          (2.48)(1)      13,392      1.05(2)           0.32(2)             414
INFORMATION FUND
CLASS X SHARES
2000(f)                        9.31          (6.90)(1)       2,686      --  (6)           3.80(2)(6)            1(1)
CLASS Y SHARES
2000(f)                        9.31          (6.90)(1)       1,915      0.25(2)(6)        3.55(2)(6)            1(1)

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
FINANCIAL HIGHLIGHTS, CONTINUED

                           NET ASSET      NET                                                                   TOTAL
          YEAR               VALUE     INVESTMENT   NET REALIZED   TOTAL FROM   DIVIDENDS    DISTRIBUTIONS    DIVIDENDS
          ENDED            BEGINNING     INCOME    AND UNREALIZED  INVESTMENT       TO            TO             AND
       DECEMBER 31         OF PERIOD     (LOSS)     GAIN (LOSS)    OPERATIONS  SHAREHOLDERS  SHAREHOLDERS   DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------------------
STRATEGIST
CLASS X SHARES
1996                         $12.45      $ 0.43        $ 1.39        $ 1.82     $    (0.43)   $    (0.12)    $    (0.55)
1997                          13.72        0.45          1.40          1.85          (0.45)        (0.32)         (0.77)
1998                          14.80        0.36          3.40          3.76          (0.36)        (1.56)         (1.92)
1999                          16.64        0.40          2.46          2.86          (0.40)      --               (0.40)
2000(a)                       19.10        0.50         (0.20)         0.30          (0.48)        (2.26)         (2.74)
CLASS Y SHARES
2000(b)                       19.29        0.49         (0.51)        (0.02)         (0.36)        (2.26)         (2.62)

--------------------------------------------------------------------------------
(a)  Prior to June 6, 2000, the Fund issued one class of shares. All shares of the Fund held prior to May 1, 2000 have been designated Class X shares.
(b)  For the period June 6, 2000 (issued date) through December 31, 2000.
Commencement of operations:
(c)  January 21, 1997.
(d)  May 18, 1998.
(e)  May 4, 1999.
(f)  November 6, 2000.
 *   For the period ending December 31, 2000, the per share amounts were computed using an average number of shares outstanding during the period.
 +   Calculated based on the net asset value as of the last business day of the period.
++   Distribution from paid-in-capital.
++   Includes distributions from paid-in-capital of $0.02.
(1)  Not annualized.
(2)  Annualized.
(3)  If the Investment Manager had not assumed all expenses and waived its management fee for the period January 21, 1997 through December 3, 1997 for
     Income Builder, the ratios of expenses and net investment income to average net assets would have been 0.99% and 4.89%, respectively.
(4)  If the Investment Manager had not assumed all expenses and waived its management fee for the period May 18, 1998 through December 31, 1998 for
     Competitive Edge "Best Ideas" and S&P 500 Index, the ratios of expenses and net investment income to average net assets would have been 0.92% and
     0.83%, respectively, for Competitive Edge "Best Ideas" and 0.59% and 1.26%,
     respectively, for S&P 500 Index.
(5)  If the Investment Manager had not assumed all expenses and waived its management fee for the period January 1, 1999 through April 30, 1999 for
     Competitive Edge "Best Ideas" and for the period May 4, 1999 through
     November 4, 1999 for Short-Term Bond and Aggressive Equity and for the
     period January 1, 1999 through January 5, 1999 for S&P 500 Index and
     "capped" the expenses of S&P 500 Index at 0.50% of its daily net asset for the period January 6, 1999 through December 31, 1999, the ratios of expenses and net income (loss) to average net assets would have been 0.77%
     and 0.51%, respectively, for Competitive Edge "Best Ideas", 2.38% and
     3.07%, respectively, for Short-Term Bond, 1.41% and (0.02)%, respectively, for Aggressive Equity and 0.48% and 1.02%, respectively, for S&P 500 Index.
(6)  If the Investment Manager had not assumed all expenses (except for Plan of
     Distribution fees) and waived its management fee for the period
     November 6, 2000 through December 31, 2000 for Information, the ratios of expenses and net investment income to average net assets would have been
     1.82% and 1.98%, respectively, for Class X shares and 2.07% and 1.73%, respectively, for Class Y shares.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                                      RATIOS TO AVERAGE NET ASSETS
                                                                      ----------------------------
                           NET ASSET                    NET ASSETS                        NET
                             VALUE                        END OF                      INVESTMENT         PORTFOLIO
                             END OF        TOTAL          PERIOD                        INCOME           TURNOVER
                             PERIOD       RETURN+         (000'S)     EXPENSES          (LOSS)             RATE
------------------------------------------------------------------------------------------------------------------
STRATEGIST
CLASS X SHARES
1996                         $13.72          15.02%     $  423,768      0.52%             3.30%               153%
1997                          14.80          13.71         497,028      0.52              3.09                159
1998                          16.64          26.55         633,934      0.52              2.32                 84
1999                          19.10          17.35         729,701      0.52              2.24                120
2000(a)                       16.66           1.64         701,294      0.52              2.68                126
CLASS Y SHARES
2000(b)                       16.65          (0.02)(1)      23,375      0.77(2)           2.77(2)             126

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
INDEPENDENT AUDITORS' REPORT

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
OF MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES:

We have audited the accompanying statements of assets and liabilities of Morgan Stanley Dean Witter Variable Investment Series (the "Fund"), comprising, respectively, the Money Market Portfolio, the Short-Term Bond Portfolio, the Quality Income Plus Portfolio, the High Yield Portfolio, the Utilities Portfolio, the Income Builder Portfolio, the Dividend Growth Portfolio, the Capital Growth Portfolio, the Global Dividend Growth Portfolio, the European Growth Portfolio, the Pacific Growth Portfolio, the Equity Portfolio, the S&P 500 Index Portfolio, the Competitive Edge "Best Ideas" Portfolio, the Aggressive Equity Portfolio, the Information Portfolio and the Strategist Portfolio (the "Portfolios"), including the portfolios of investments, as of December 31, 2000, and the related statements of operations and changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statement of changes in net assets for the year ended December 31, 1999 and the financial highlights for each of the respective stated periods ended December 31, 1999 were audited by other independent accountants whose report, dated February 18, 2000, expressed an unqualified opinion on that statement and financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Portfolios constituting Morgan Stanley Dean Witter Variable Investment Series as of December 31, 2000, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
FEBRUARY 16, 2001

                                            Trustees
                     -------------------------------------------------------
                     Michael Bozic                     Dr. Manuel H. Johnson
                     Charles A. Fiumefreddo                Michael E. Nugent
                     Edwin J. Garn                         Philip J. Purcell
                     Wayne E. Hedien                       John L. Schroeder
                     James F. Higgins

                                            Officers
                     -------------------------------------------------------
                                     Charles A. Fiumefreddo
                              CHAIRMAN AND CHIEF EXECUTIVE OFFICER

                                        Mitchell M. Merin
                                            PRESIDENT

                                           Barry Fink
                          VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL

                                        Thomas F. Caloia
                                            TREASURER

            Transfer Agent                         Independent Auditors
--------------------------------------    --------------------------------------
 Morgan Stanley Dean Witter Trust FSB             Deloitte & Touche LLP
Harborside Financial Center--Plaza Two          Two World Financial Center
    Jersey City, New Jersey 07311                New York, New York 10281

                                Investment Manager
                     ----------------------------------------
                     Morgan Stanley Dean Witter Advisors Inc.
                              Two World Trade Center
                             New York, New York 10048

                                   Sub-Advisor
                       (European Growth and Pacific Growth
                                    Portfolio)
                     ----------------------------------------
                      Morgan Stanley Dean Witter Investment
                                 Management Inc.
                           1221 Avenue of the Americas
                             New York, New York 10020

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Dean Witter Distributors Inc., member NASD.

--------------------------------------------------------------------------------

                                   #40113A

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